As filed with the Securities and Exchange Commission on April 21, 2016
File No. 333-69475
811-04972
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 41	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 595	/X/

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 2, 2016 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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PART A

HARTFORD LEADERS*
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
www.thehartford.com/annuities

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Hartford Leaders Series I/IR, Hartford Leaders Solution Series I/IR, Hartford Leaders Elite Series I/IR, and Director Focus Series I/IR. The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, BlackRock, Franklin Templeton Investments, Hartford HLS Funds, Hartford Investment Management Company, Legg Mason Partners Variable Income Trust, Legg Mason Partners Variable Equity Trust, MFS Investment Management, and The Prudential Series Fund.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: The Hartford - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any Contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse : A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
The Hartford’s Principal First: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1) First Year (2)	7.0%
Second Year	6.0%
Third Year	6.0%
Fourth Year	5.0%
Fifth Year	4.0%
Sixth Year	3.0%
Seventh Year	2%
Eighth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (2)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.40%
Optional Charges (as a percentage of average daily Sub-Account Value)
The Hartford’s Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earning Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all optional charges	2.50%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Hartford Leaders I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service (12b-I) fees, and other expenses).	0.32%	1.36%

Hartford Leaders Solution I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.32%	1.36%

Hartford Leaders Elite	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.32%	1.63%

Director Focus I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.57%	1.12%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Hartford Leaders I/IR and Hartford Leaders Solution I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,067
3 years	$1,844
5 years	$2,537
10 years	$4,393

(2)	If you annuitize at the end of the applicable time period:

1 year	$319
3 years	$1,178
5 years	$2,049
10 years	$4,280

(3)	If you do not Surrender your Contract:

1 year	$426
3 years	$1,286
5 years	$2,158
10 years	$4,393

1 year	$401
3 years	$1,214
5 years	$2,042
10 years	$4,182

Hartford Leaders Elite I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,092
3 years	$1,919
5 years	$2,659
10 years	$4,624

(2)	If you annuitize at the end of the applicable time period:

1 year	$346
3 years	$1,258
5 years	$2,178
10 years	$4,514
If you do not Surrender your Contract:

1 year	$453
3 years	$1,366
5 years	$2,287
10 years	$4,624

Hartford Director Focus I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,044
3 years	$1,777
5 years	$2,426
10 years	$4,182

(2)	If you annuitize at the end of the applicable time period:

1 year	$294
3 years	$1,106
5 years	$1,932
10 years	$4,067

(3)	If you do not Surrender your Contract:

1 year	$401
3 years	$1,214
5 years	$2,042
10 years	$4,182

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?”. Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase ® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%
You won't be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount

✓	Premium Payments or earnings that have been in your Contract for more than seven years

✓	Distributions made due to death

✓	Distributions under a program for substantially equal periodic payments made for your life expectancy

✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.”

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
Optional Death Benefit Charge — If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•
Earnings Protection Benefit Charge — If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Contract Value of your Contract, or

•
Your Maximum Anniversary Value, which is described below. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.

If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

➢	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

➢	Your Maximum Anniversary Value; or

➢	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
On or about February 1, 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make

Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Hartford, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.

The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice .

The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2015, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2015, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2015, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
Important information you should know: This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation

Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out basis.” For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate rider fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion
Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice .
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•
Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to also purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?

If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state, and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail,

Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007)
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

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These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

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In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:
• 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or
• An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account

Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:
• Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.
• We will then Surrender the Premium Payments that have been in the Contract the longest.
• That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.
• The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.
• Your Contingent Deferred Sales Charge is $435.
If you have any questions about these charges, please contact your Registered Representative or Hartford.

Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of
Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

•	Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

•	We will then Surrender the Premium Payments that have been in the Contract the longest.

•	That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

•	The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

•	Your Contingent Deferred Sales Charge is $435.
If you have any questions about these charges, please contact your Registered Representative or Hartford.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

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Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.
Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

•	Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent

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For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

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Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

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For The Hartford’s Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

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For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

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Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
The Hartford’s Principal First Charge
We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount.
Optional Death Benefit Charge
If you elected the Optional Death Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
If you elected the Earnings Protection Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, the Hartford’s Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

The Hartford’s Principal First
If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First. This means that if you purchased two Contracts from us in any twelve month period and elected The Hartford’s Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elected The Hartford’s Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.
If you elected The Hartford’s Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford’s Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford’s Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford’s Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

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If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford’s Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford’s Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step-up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step-up,” we may be charging more for The Hartford’s Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step-up” we will charge you the current charge. Before you decide to “step-up,” you should request a current prospectus which will describe the current charge for this benefit.
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. Written election forms must be signed by all Owners. For telephonic and Internet elections, if available, you and any joint Owner must authenticate your identities and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have The Hartford’s Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford’s Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford’s Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.”
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•
The Maximum Anniversary Value, which is described below. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.

If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the Optional Death Benefit is added;

•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
Hartford would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals
$400,000,
Minus the Contract Value on the date the Earnings Protection
Benefit was added to your Contract or $100,000 = $300,000. To determine if the cap applies:
• Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• Plus Premium Payments made since that date ($0),
• Minus Premium Payments made in the 12 months prior to death ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

•
If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities - General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non- forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contact Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
Annuitant	The Contract Owner is a trust or other non-natural person	There is no named Contingent Annuitant	The Contract Owner receives the Death Benefit
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives the payout at death, if any.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the “Death Benefit” section of your Contract. If you have questions about these and any other scenarios, please contact your Registered Representative or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the

Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail, fax or a request via the internet.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.

Annuity Commencement Date Deferral Option (“Deferral Option”)
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by The Hartford;

•
We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•
The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
This supplement to your prospectus is being provided to all Contract Owners at this time, but does not signify approval of the Deferral Option rider by any state and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•	The Earnings Protection Benefit (i) will be terminated in its entirety, and (ii) the charge for that benefit will no longer be assessed;

•	The Hartford’s Principal First rider including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety;
(ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under The Hartford’s Principal First rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

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There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date;

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On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;

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Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and

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The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

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We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•	It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•	It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

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Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

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Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in The Hartford’s Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

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If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On or about February 1, 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
1. When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Joint and Last Survivor Life Annuity

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.
The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, The Hartford’s Principal First Payout Option is not available.

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You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

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For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.
Dollar Cost Averaging
We offered two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Registered Representative to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

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Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability    to continue investing through periods of fluctuating prices.

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If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

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We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non- qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2014. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).
This Contract may have been sold directly to the following individuals free of any commission (“Employee Gross-Up”);1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments

Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2015, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., JJB Hilliard Lyons, Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Securities America, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2015, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2015, Additional Payments did not in the aggregate exceed approximately $17.9 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $28,792 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.

Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Telephone: (800) 862-6668 (Contract Owners)
(800) 862-7155 (Registered Representatives)
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non - Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result,

APP TAX-2

such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity

APP TAX-3

Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under

APP TAX-4

subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as

APP TAX-5

the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

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•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount

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of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and

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circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions

APP TAX-9

(“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but

APP TAX-10

withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided

APP TAX-11

by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter $18,000 for 2016. The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a

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ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution

APP TAX-13

(“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of

APP TAX-14

transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional

APP TAX-15

IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP I-1

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Hartford Leaders Series I/IR	App I - 2
2.	Hartford Leaders Solution Series I/IR	App I - 5
3.	Hartford Leaders Elite Series I/IR	App I - 8
4.	Director Focus Series I/IR	App I - 11

APP I-2

Hartford Leaders Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I** (formerly Invesco V.I. Money Market Fund)	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP I-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-5

Hartford Leaders Solution Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I** (formerly Invesco V.I. Money Market Fund)	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company

APP I-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock Variable Series Funds, Inc.
BlackRock Global Opportunities V.I. Fund - Class I	Seeks long-term growth of capital	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I. Fund - Class I	Seeks long-term capital growth	BlackRock Advisors, LLC
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management

APP I-7

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-8

Hartford Leaders Elite Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I** (formerly Invesco V.I. Money Market Fund)	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company

APP I-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management

APP I-10

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
The Prudential Series Fund
Jennison 20/20 Focus Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
Jennison Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
SP International Growth Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC
Value Portfolio - Class II	Seeks capital appreciation	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-11

Director Focus Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series II** (formerly Invesco V.I. Money Market Fund)	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio - Class I	Seeks dividend income, growth of dividend income and long-term capital appreciation	Legg Mason Partners Fund Advisor, LLC, Sub-advised by ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
ClearBridge Variable Large Cap Value Portfolio - Class I	Seeks long-term growth of capital. Current income is a secondary objective	Legg Mason Partners Fund Advisor, LLC, Sub-advised by ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
Western Asset Variable Global High Yield Bond Portfolio - Class I	Seeks to maximize total return	Legg Mason Partners Fund Advisor, LLC, Sub-advised by Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IB	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IB(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford High Yield HLS Fund - Class IB	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IB†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IB	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
_______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.
(a)	Closed to Contracts issued on or after 8/13/2004.

APP II-1

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.2	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary
Value and Contract Value on due proof of death is $84,000.
Example 5
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

APP II-2

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000. The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000. Your maximum death benefit is $98,000.
Example 6
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.1087	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the New Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP III-1

Appendix III — The Hartford’s Principal First — Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — ACD Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
• Your assumed net rate of return for this period;
• The amount that you would pay in taxes related to this amount; and
• Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable :
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option :

APP IV-2

This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370 .
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP V-1

Appendix V — Accumulation Unit Value
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.
Hartford Life Insurance Company

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011	$9.824	$14.134	$13.451	$11.897
Accumulation Unit Value at end of period	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011	$9.824	$14.134	$13.451
Number of Accumulation Units outstanding at end of period (in thousands)	420	491	580	760	936	1,073	1,283	1,524	1,836	1,892
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$9.260	$—	$—	$—
Accumulation Unit Value at end of period	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	87	117	147	168	217	286	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968	$0.767	$1.225	$1.218	$1.052
Accumulation Unit Value at end of period	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968	$0.767	$1.225	$1.218
Number of Accumulation Units outstanding at end of period (in thousands)	2,186	2,643	3,246	4,429	5,094	6,219	7,398	9,186	10,681	11,630
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711	$—	$—	$—
Accumulation Unit Value at end of period	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	987	1,221	1,280	1,602	1,906	2,198	2,666	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189	$12.778	$14.295	$14.029	$13.298
Accumulation Unit Value at end of period	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189	$12.778	$14.295	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	378	444	563	769	902	1,106	1,320	1,427	1,680	1,771
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$11.365	$—	$—	$—
Accumulation Unit Value at end of period	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	82	102	126	134	172	243	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133	$11.217	$10.992	$10.205	$10.027
Accumulation Unit Value at end of period	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133	$11.217	$10.992	$10.205
Number of Accumulation Units outstanding at end of period (in thousands)	85	133	159	196	199	198	148	115	71	5

APP V-2

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944	$—	$—	$—
Accumulation Unit Value at end of period	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	29	32	45	45	75	80	—	—	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695	$7.036	$12.129	$10.917	$9.990
Accumulation Unit Value at end of period	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695	$7.036	$12.129	$10.917
Number of Accumulation Units outstanding at end of period (in thousands)	61	86	99	124	156	137	151	130	144	81
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827	$—	$—	$—
Accumulation Unit Value at end of period	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	43	54	69	90	131	155	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333	$10.926	$17.985	$15.880	$13.373
Accumulation Unit Value at end of period	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333	$10.926	$17.985	$15.880
Number of Accumulation Units outstanding at end of period (in thousands)	195	229	278	359	419	495	601	699	810	944
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195	$—	$—	$—
Accumulation Unit Value at end of period	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	54	42	57	77	131	162	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538	$11.655	$25.430	$21.238	$17.361
Accumulation Unit Value at end of period	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538	$11.655	$25.430	$21.238
Number of Accumulation Units outstanding at end of period (in thousands)	89	100	115	144	159	208	264	286	384	422
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856	$—	$—	$—
Accumulation Unit Value at end of period	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	27	48	59	62	87	108	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158	$8.844	$16.008	$14.449	$13.294
Accumulation Unit Value at end of period	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158	$8.844	$16.008	$14.449
Number of Accumulation Units outstanding at end of period (in thousands)	1,121	1,327	1,574	1,974	2,412	2,989	3,567	4,114	4,754	5,334

APP V-3

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709	$—	$—	$—
Accumulation Unit Value at end of period	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	327	431	543	784	954	1,037	1,454	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510	$8.894	$14.512	$14.010	$12.333
Accumulation Unit Value at end of period	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510	$8.894	$14.512	$14.010
Number of Accumulation Units outstanding at end of period (in thousands)	944	1,110	1,398	1,805	2,190	2,747	3,401	4,047	4,751	5,418
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434	$—	$—	$—
Accumulation Unit Value at end of period	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	360	432	566	697	770	1,021	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668	$11.106	$19.460	$16.442	$14.014
Accumulation Unit Value at end of period	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668	$11.106	$19.460	$16.442
Number of Accumulation Units outstanding at end of period (in thousands)	244	284	338	428	574	742	858	1,005	1,265	1,348
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$7.158	$—	$—	$—
Accumulation Unit Value at end of period	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	107	147	226	282	330	407	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134	$16.354	$28.781	$22.076	$16.884
Accumulation Unit Value at end of period	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134	$16.354	$28.781	$22.076
Number of Accumulation Units outstanding at end of period (in thousands)	59	90	86	93	112	145	156	181	246	350
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253	$—	$—	$—
Accumulation Unit Value at end of period	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	20	28	43	50	89	97	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247	$7.815	$12.252	$10.868	$10.476
Accumulation Unit Value at end of period	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247	$7.815	$12.252	$10.868
Number of Accumulation Units outstanding at end of period (in thousands)	14	8	10	14	19	22	56	52	17	12

APP V-4

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492	$—	$—	$—
Accumulation Unit Value at end of period	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	15	16	22	20	22	—	—	—
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804	$12.607	$22.193	$28.440	$23.917
Accumulation Unit Value at end of period	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804	$12.607	$22.193	$28.440
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	30	31	40	43	45	56	98	115
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347	$10.631	$—	$—	$—
Accumulation Unit Value at end of period	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943	$11.176	$16.111	$15.747	$13.505
Accumulation Unit Value at end of period	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943	$11.176	$16.111	$15.747
Number of Accumulation Units outstanding at end of period (in thousands)	221	269	305	365	395	425	595	685	852	786
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411	$—	$—	$—
Accumulation Unit Value at end of period	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	238	306	389	483	573	641	839	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410	$8.137	$12.604	$12.032	$11.003
Accumulation Unit Value at end of period	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410	$8.137	$12.604	$12.032
Number of Accumulation Units outstanding at end of period (in thousands)	21	17	27	24	24	24	37	46	58	62
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$7.581	$—	$—	$—
Accumulation Unit Value at end of period	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	44	39	49	58	78	106	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018	$15.639	$22.168	$20.099	$16.563
Accumulation Unit Value at end of period	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018	$15.639	$22.168	$20.099
Number of Accumulation Units outstanding at end of period (in thousands)	53	89	87	105	134	135	155	178	183	135

APP V-5

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703	$—	$—	$—
Accumulation Unit Value at end of period	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	54	71	88	99	102	131	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777	$11.084	$17.874	$17.516	$15.005
Accumulation Unit Value at end of period	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777	$11.084	$17.874	$17.516
Number of Accumulation Units outstanding at end of period (in thousands)	272	309	355	458	608	751	871	1,027	1,233	1,368
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$10.200	$—	$—	$—
Accumulation Unit Value at end of period	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	146	205	265	324	373	491	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451	$10.761	$14.969	$15.599	$13.507
Accumulation Unit Value at end of period	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451	$10.761	$14.969	$15.599
Number of Accumulation Units outstanding at end of period (in thousands)	78	91	94	106	145	173	196	243	279	325
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116	$—	$—	$—
Accumulation Unit Value at end of period	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	154	182	241	297	314	364	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783	$6.111	$9.252	$9.253	$—
Accumulation Unit Value at end of period	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783	$6.111	$9.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	32	35	32	39	51	33	13	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$6.025	$—	$—	$—
Accumulation Unit Value at end of period	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	10	19	20	15	13	16	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939	$8.433	$14.872	$13.557	$12.649
Accumulation Unit Value at end of period	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939	$8.433	$14.872	$13.557
Number of Accumulation Units outstanding at end of period (in thousands)	150	187	232	275	336	400	498	574	664	777

APP V-6

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$4.493	$—	$—	$—
Accumulation Unit Value at end of period	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	63	94	156	208	212	323	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786	$14.302	$16.302	$15.566	$14.548
Accumulation Unit Value at end of period	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786	$14.302	$16.302	$15.566
Number of Accumulation Units outstanding at end of period (in thousands)	136	167	217	239	283	339	456	488	593	607
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$12.761	$—	$—	$—
Accumulation Unit Value at end of period	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	66	87	120	136	138	189	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163	$1.178	$1.170	$1.131	$1.095
Accumulation Unit Value at end of period	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163	$1.178	$1.170	$1.131
Number of Accumulation Units outstanding at end of period (in thousands)	1,570	1,880	3,119	3,816	4,600	6,376	7,632	15,155	11,023	7,115
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033	$—	$—	$—
Accumulation Unit Value at end of period	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,106	1,252	1,918	2,080	2,647	2,735	4,816	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.279	$14.288	$10.339	$9.219	$10.726	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.821	$15.279	$14.288	$10.339	$9.219	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	48	58	29	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.655	$13.856	$10.138	$9.139	$10.711	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.009	$14.655	$13.856	$10.138	$9.139	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	29	26	37	24	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013	$8.704	$12.636	$11.852	$10.299
Accumulation Unit Value at end of period	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013	$8.704	$12.636	$11.852
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	35	42	52	76	91	97	109	129

APP V-7

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345	$—	$—	$—
Accumulation Unit Value at end of period	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	41	47	65	81	110	143	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277	$1.295	$1.169	$1.115	$1.092
Accumulation Unit Value at end of period	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277	$1.295	$1.169	$1.115
Number of Accumulation Units outstanding at end of period (in thousands)	1,426	1,545	1,833	2,264	2,590	3,124	3,398	5,350	4,201	4,301
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202	$—	$—	$—
Accumulation Unit Value at end of period	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,781	2,180	2,458	3,493	3,764	7,465	4,351	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858	$1.393	$2.370	$2.095	$1.657
Accumulation Unit Value at end of period	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858	$1.393	$2.370	$2.095
Number of Accumulation Units outstanding at end of period (in thousands)	142	155	166	168	255	294	330	394	931	533
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293	$—	$—	$—
Accumulation Unit Value at end of period	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	193	188	322	387	412	503	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620	$1.262	$1.790	$1.657	$1.511
Accumulation Unit Value at end of period	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620	$1.262	$1.790	$1.657
Number of Accumulation Units outstanding at end of period (in thousands)	599	705	814	970	1,118	1,510	1,826	2,065	2,674	3,335
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171	$—	$—	$—
Accumulation Unit Value at end of period	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	191	239	187	286	353	433	617	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.219	$13.347	$9.879	$10.019	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.191	$14.219	$13.347	$9.879	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	3	—	—	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.783	$13.081	$9.788	$10.001	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.605	$13.783	$13.081	$9.788	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	6	1	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	48	17	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.614	$9.856	$9.969	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.377	$9.614	$9.856	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	53	30	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076	$10.096	$14.906	$14.371	$12.409
Accumulation Unit Value at end of period	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076	$10.096	$14.906	$14.371
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	28	30	34	42	50	39	50	50
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536	$—	$—	$—
Accumulation Unit Value at end of period	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	21	41	60	68	71	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050	$0.719	$1.512	$1.510	$1.353
Accumulation Unit Value at end of period	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050	$0.719	$1.512	$1.510
Number of Accumulation Units outstanding at end of period (in thousands)	638	664	849	965	1,134	1,438	1,869	2,520	3,345	4,073
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667	$—	$—	$—
Accumulation Unit Value at end of period	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	111	133	161	226	282	349	398	—	—	—
MFS Core Equity Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.552	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.191	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	—	—	—	—	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.535	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.089	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372	$11.043	$16.909	$15.704	$12.801
Accumulation Unit Value at end of period	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372	$11.043	$16.909	$15.704
Number of Accumulation Units outstanding at end of period (in thousands)	15	23	25	32	39	35	34	45	61	73
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228	$—	$—	$—
Accumulation Unit Value at end of period	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	9	6	7	8	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591	$6.328	$10.255	$8.582	$8.067
Accumulation Unit Value at end of period	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591	$6.328	$10.255	$8.582
Number of Accumulation Units outstanding at end of period (in thousands)	106	130	170	212	249	276	315	343	434	537
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$3.925	$—	$—	$—
Accumulation Unit Value at end of period	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	26	37	38	48	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.642	$10.497	$10.145	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.051	$10.642	$10.497	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	216	262	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.466	$10.438	$10.130	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.777	$10.466	$10.438	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	40	56	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875	$7.093	$10.748	$9.882	$8.869
Accumulation Unit Value at end of period	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875	$7.093	$10.748	$9.882
Number of Accumulation Units outstanding at end of period (in thousands)	123	138	159	172	223	278	383	431	563	640

APP V-10

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$6.612	$—	$—	$—
Accumulation Unit Value at end of period	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	62	75	127	152	192	250	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.393	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.155	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.376	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.053	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407	$3.152	$6.599	$6.093	$6.026
Accumulation Unit Value at end of period	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407	$3.152	$6.599	$6.093
Number of Accumulation Units outstanding at end of period (in thousands)	129	140	161	188	237	294	380	458	552	672
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$3.144	$—	$—	$—
Accumulation Unit Value at end of period	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	46	44	67	85	92	81	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662	$8.490	$14.192	$14.038	$12.575
Accumulation Unit Value at end of period	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662	$8.490	$14.192	$14.038
Number of Accumulation Units outstanding at end of period (in thousands)	56	75	86	95	120	152	170	200	246	270
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182	$—	$—	$—
Accumulation Unit Value at end of period	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	42	70	89	111	118	155	—	—	—
MFS Research International Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of perio	$10.514	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.560	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	—	—	—	—	—	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.496	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471	$8.134	$12.906	$11.561	$10.613
Accumulation Unit Value at end of period	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471	$8.134	$12.906	$11.561
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	8	5	2	2	2	3	4	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797	$—	$—	$—
Accumulation Unit Value at end of period	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	5	6	7	6	7	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669	$10.187	$10.581	$10.297	$10.036
Accumulation Unit Value at end of period	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669	$10.187	$10.581	$10.297
Number of Accumulation Units outstanding at end of period (in thousands)	70	90	90	82	94	81	71	49	30	11
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769	$—	$—	$—
Accumulation Unit Value at end of period	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	17	31	52	51	66	58	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272	$11.403	$14.851	$14.451	$13.097
Accumulation Unit Value at end of period	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272	$11.403	$14.851	$14.451
Number of Accumulation Units outstanding at end of period (in thousands)	254	315	380	463	594	758	916	1,076	1,349	1,601
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$10.619	$—	$—	$—
Accumulation Unit Value at end of period	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	117	144	202	256	293	347	406	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912	$12.323	$18.537	$17.421	$14.620
Accumulation Unit Value at end of period	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912	$12.323	$18.537	$17.421
Number of Accumulation Units outstanding at end of period (in thousands)	32	38	41	52	61	71	85	67	80	79

APP V-12

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586	$—	$—	$—
Accumulation Unit Value at end of period	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	39	64	83	89	106	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924	$12.242	$26.203	$20.585	$16.254
Accumulation Unit Value at end of period	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924	$12.242	$26.203	$20.585
Number of Accumulation Units outstanding at end of period (in thousands)	21	29	40	52	78	101	79	98	132	165
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$12.058	$—	$—	$—
Accumulation Unit Value at end of period	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	22	27	43	58	81	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587	$9.314	$15.842	$13.915	$11.619
Accumulation Unit Value at end of period	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587	$9.314	$15.842	$13.915
Number of Accumulation Units outstanding at end of period (in thousands)	81	110	110	130	162	196	266	306	405	470
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232	$—	$—	$—
Accumulation Unit Value at end of period	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	73	92	131	162	196	263	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856	$9.170	$16.124	$15.977	$13.301
Accumulation Unit Value at end of period	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856	$9.170	$16.124	$15.977
Number of Accumulation Units outstanding at end of period (in thousands)	90	103	135	158	252	305	286	361	426	450
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170	$—	$—	$—
Accumulation Unit Value at end of period	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	272	307	366	445	560	626	706	—	—	—
(a) Inception date March 26, 2015

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.421	$15.258	$11.923	$10.550	$12.212	$10.892	$8.323	$15.611	$11.565	$9.612
Accumulation Unit Value at end of period	$14.322	$14.421	$15.258	$11.923	$10.550	$12.212	$10.892	$8.323	$15.611	$11.565
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-13

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.073	$17.194	$13.584	$12.152	$14.222	$12.826	$9.909	$—	$—	$—
Accumulation Unit Value at end of period	$15.788	$16.073	$17.194	$13.584	$12.152	$14.222	$12.826	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
BlackRock Large Cap Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796	$6.265	$10.714	$10.025	$9.482
Accumulation Unit Value at end of period	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796	$6.265	$10.714	$10.025
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804	$7.154	$—	$—	$—
Accumulation Unit Value at end of period	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.747	$19.718	$15.458	$14.171	$15.050	$14.215	$9.158	$15.326	$14.113	$12.598
Accumulation Unit Value at end of period	$21.658	$20.747	$19.718	$15.458	$14.171	$15.050	$14.215	$9.158	$15.326	$14.113
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	3	4	5	6	7	4	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.834	$1.763	$1.397	$1.295	$1.390	$1.328	$0.865	$—	$—	$—
Accumulation Unit Value at end of period	$1.894	$1.834	$1.763	$1.397	$1.295	$1.390	$1.328	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.342	$10.496	$7.763	$6.802	$6.904	$6.282	$4.468	$7.256	$6.596	$6.599
Accumulation Unit Value at end of period	$12.418	$11.342	$10.496	$7.763	$6.802	$6.904	$6.282	$4.468	$7.256	$6.596
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	7	8	20	25	26	28	32
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.402	$1.312	$0.981	$0.869	$0.892	$0.820	$0.590	$—	$—	$—
Accumulation Unit Value at end of period	$1.518	$1.402	$1.312	$0.981	$0.869	$0.892	$0.820	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
SP International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925	$0.688	$1.408	$1.199	$1.009
Accumulation Unit Value at end of period	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925	$0.688	$1.408	$1.199
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	—	—	2	2	2	2	2

APP V-14

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.977	$1.067	$0.923	$0.776	$0.940	$0.847	$0.636	$—	$—	$—
Accumulation Unit Value at end of period	$0.982	$0.977	$1.067	$0.923	$0.776	$0.940	$0.847	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121	$0.804	$1.419	$1.399	$1.188
Accumulation Unit Value at end of period	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121	$0.804	$1.419	$1.399
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	17	38	37	37	36	35	33	33
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.603	$1.498	$1.159	$1.041	$1.134	$1.026	$0.744	$—	$—	$—
Accumulation Unit Value at end of period	$1.429	$1.603	$1.498	$1.159	$1.041	$1.134	$1.026	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Director Focus

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
ClearBridge Variable Dividend Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420	$10.019	$9.965	$—
Accumulation Unit Value at end of period	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420	$10.019	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	3	6	7	10	11	12	29	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$10.354	$—	$—	$—
Accumulation Unit Value at end of period	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Large Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.136	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.046	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	304	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.554	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.418	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346	$1.284	$1.179
Accumulation Unit Value at end of period	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346	$1.284
Number of Accumulation Units outstanding at end of period (in thousands)	439	584	765	904	1,029	1,288	1,634	2,108	2,923	5,147

APP V-15

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.472	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355	$—	$—	$—
Accumulation Unit Value at end of period	$18.979	$19.472	$18.232	$15.464	$14.189	$14.319	$13.125	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709	$2.357	$2.055
Accumulation Unit Value at end of period	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709	$2.357
Number of Accumulation Units outstanding at end of period (in thousands)	805	997	1,082	1,373	1,533	1,861	2,468	2,830	3,850	5,370
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.498	$22.509	$16.637	$14.451	$16.766	$14.792	$10.438	$—	$—	$—
Accumulation Unit Value at end of period	$23.098	$23.498	$22.509	$16.637	$14.451	$16.766	$14.792	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.224	$1.946	$1.457	$1.259	$1.266	$1.128	$0.913	$1.479	$1.388	$1.255
Accumulation Unit Value at end of period	$2.337	$2.224	$1.946	$1.457	$1.259	$1.266	$1.128	$0.913	$1.479	$1.388
Number of Accumulation Units outstanding at end of period (in thousands)	79	93	101	154	214	246	308	394	483	552
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.765	$21.030	$15.916	$13.909	$14.134	$12.739	$10.421	$—	$—	$—
Accumulation Unit Value at end of period	$24.706	$23.765	$21.030	$15.916	$13.909	$14.134	$12.739	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681	$1.578	$1.333
Accumulation Unit Value at end of period	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681	$1.578
Number of Accumulation Units outstanding at end of period (in thousands)	170	218	328	435	530	608	714	769	1,148	1,882
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.218	$19.307	$15.044	$13.613	$13.811	$12.538	$10.337	$—	$—	$—
Accumulation Unit Value at end of period	$20.403	$21.218	$19.307	$15.044	$13.613	$13.811	$12.538	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.569	$2.445	$1.824	$1.503	$1.774	$1.579	$1.183	$2.530	$2.057	$1.832
Accumulation Unit Value at end of period	$2.730	$2.569	$2.445	$1.824	$1.503	$1.774	$1.579	$1.183	$2.530	$2.057
Number of Accumulation Units outstanding at end of period (in thousands)	110	151	154	194	233	367	486	552	715	1,053
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.412	$20.598	$15.540	$12.943	$15.450	$13.900	$10.533	$—	$—	$—
Accumulation Unit Value at end of period	$22.504	$21.412	$20.598	$15.540	$12.943	$15.450	$13.900	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—

APP V-16

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.654	$2.365	$1.771	$1.419	$1.583	$1.369	$1.074	$2.009	$1.576	$1.429
Accumulation Unit Value at end of period	$2.918	$2.654	$2.365	$1.771	$1.419	$1.583	$1.369	$1.074	$2.009	$1.576
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	11	11	11	19	21	51	86	89
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.388	$21.969	$16.633	$13.477	$15.202	$13.290	$10.540	$—	$—	$—
Accumulation Unit Value at end of period	$26.513	$24.388	$21.969	$16.633	$13.477	$15.202	$13.290	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.840	$3.865	$2.587	$2.180	$2.042	$1.938	$1.606	$2.193	$2.101	$1.921
Accumulation Unit Value at end of period	$5.392	$4.840	$3.865	$2.587	$2.180	$2.042	$1.938	$1.606	$2.193	$2.101
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	35	62	113	134	174	183	286	418
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.968	$25.001	$16.920	$14.418	$13.654	$13.104	$10.976	$—	$—	$—
Accumulation Unit Value at end of period	$34.123	$30.968	$25.001	$16.920	$14.418	$13.654	$13.104	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.130	$2.112	$2.017	$1.794	$1.742	$1.524	$1.030	$1.401	$1.385	$1.267
Accumulation Unit Value at end of period	$2.005	$2.130	$2.112	$2.017	$1.794	$1.742	$1.524	$1.030	$1.401	$1.385
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	49	109	119	48	163	167	246	305
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.101	$20.144	$19.454	$17.492	$17.173	$15.197	$10.382	$—	$—	$—
Accumulation Unit Value at end of period	$18.710	$20.101	$20.144	$19.454	$17.492	$17.173	$15.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871	$1.492	$1.219
Accumulation Unit Value at end of period	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871	$1.492
Number of Accumulation Units outstanding at end of period (in thousands)	258	279	293	382	512	551	460	615	730	1,019
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.736	$17.901	$15.134	$12.942	$15.464	$13.884	$10.693	$—	$—	$—
Accumulation Unit Value at end of period	$16.593	$16.736	$17.901	$15.134	$12.942	$15.464	$13.884	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.196	$6.569	$4.777	$4.066	$4.489	$3.697	$2.870	$4.512	$3.979	$3.620
Accumulation Unit Value at end of period	$7.191	$7.196	$6.569	$4.777	$4.066	$4.489	$3.697	$2.870	$4.512	$3.979
Number of Accumulation Units outstanding at end of period (in thousands)	121	135	148	217	278	394	458	552	763	1,287

APP V-17

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.665	$22.764	$16.736	$14.403	$16.080	$13.388	$10.509	$—	$—	$—
Accumulation Unit Value at end of period	$24.377	$24.665	$22.764	$16.736	$14.403	$16.080	$13.388	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.743	$2.578	$1.945	$1.583	$1.760	$1.435	$1.012	$1.720	$1.713	$1.477
Accumulation Unit Value at end of period	$2.665	$2.743	$2.578	$1.945	$1.583	$1.760	$1.435	$1.012	$1.720	$1.713
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	27	28	27	34	38	95	135	198
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.926	$26.534	$20.247	$16.656	$18.723	$15.437	$11.005	$—	$—	$—
Accumulation Unit Value at end of period	$26.842	$27.926	$26.534	$20.247	$16.656	$18.723	$15.437	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	1	—	—	—	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999	$1.779	$1.581
Accumulation Unit Value at end of period	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999	$1.779
Number of Accumulation Units outstanding at end of period (in thousands)	97	127	130	175	191	367	434	495	644	1,035
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.579	$23.585	$16.797	$14.930	$15.884	$13.151	$10.452	$—	$—	$—
Accumulation Unit Value at end of period	$21.946	$24.579	$23.585	$16.797	$14.930	$15.884	$13.151	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$10.578	$—	$—
Accumulation Unit Value at end of period	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	—	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.356	$14.994	$11.215	$9.948	$10.341	$8.447	$5.871	$—	$—	$—
Accumulation Unit Value at end of period	$14.232	$15.356	$14.994	$11.215	$9.948	$10.341	$8.447	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.555	$2.455	$1.723	$1.492	$1.495	$1.113	$0.836	$1.358	$1.407	$1.338
Accumulation Unit Value at end of period	$2.500	$2.555	$2.455	$1.723	$1.492	$1.495	$1.113	$0.836	$1.358	$1.407
Number of Accumulation Units outstanding at end of period (in thousands)	35	38	28	27	32	34	35	50	88	99
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.455	$29.577	$20.987	$18.375	$18.622	$14.018	$10.642	$—	$—	$—
Accumulation Unit Value at end of period	$29.468	$30.455	$29.577	$20.987	$18.375	$18.622	$14.018	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-18

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277	$1.226	$1.087
Accumulation Unit Value at end of period	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277	$1.226
Number of Accumulation Units outstanding at end of period (in thousands)	581	769	885	1,125	1,335	1,976	2,743	2,998	3,754	5,155
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.698	$21.883	$17.007	$15.283	$15.883	$14.221	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$23.687	$23.698	$21.883	$17.007	$15.283	$15.883	$14.221	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510	$1.466	$1.422
Accumulation Unit Value at end of period	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510	$1.466
Number of Accumulation Units outstanding at end of period (in thousands)	316	342	436	528	585	606	599	749	1,105	1,193
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.919	$12.534	$13.068	$12.491	$12.000	$11.472	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$12.498	$12.919	$12.534	$13.068	$12.491	$12.000	$11.472	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.182	$1.169	$1.209	$1.185	$1.149	$1.125	$1.107	$1.132	$1.103	$1.078
Accumulation Unit Value at end of period	$1.181	$1.182	$1.169	$1.209	$1.185	$1.149	$1.125	$1.107	$1.132	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	175	187	200	204	634	665	652	663	477	548
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.023	$10.017	$10.478	$10.386	$10.179	$10.081	$10.023	$—	$—	$—
Accumulation Unit Value at end of period	$9.908	$10.023	$10.017	$10.478	$10.386	$10.179	$10.081	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198	$1.161	$1.127
Accumulation Unit Value at end of period	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198	$1.161
Number of Accumulation Units outstanding at end of period (in thousands)	30	69	74	77	90	104	122	424	282	421
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.576	$8.802	$9.033	$9.262	$9.497	$9.737	$9.978	$—	$—	$—
Accumulation Unit Value at end of period	$8.356	$8.576	$8.802	$9.033	$9.262	$9.497	$9.737	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.020	$1.844	$1.420	$1.234	$1.280	$1.135	$0.928	$1.430	$1.334	$1.113
Accumulation Unit Value at end of period	$1.925	$2.020	$1.844	$1.420	$1.234	$1.280	$1.135	$0.928	$1.430	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	26	26	28	28	10	10	91	105

APP V-19

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.007	$19.387	$15.099	$13.267	$13.909	$12.468	$10.304	$—	$—	$—
Accumulation Unit Value at end of period	$19.801	$21.007	$19.387	$15.099	$13.267	$13.909	$12.468	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
HIMCO VIT Index Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.762	$7.176	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.717	$7.762	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	53	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.974	$20.358	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.607	$21.974	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.614	$9.856	$9.969	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.377	$9.614	$9.856	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095	$1.606	$1.630	$1.494
Accumulation Unit Value at end of period	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095	$1.606	$1.630
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	21	21	25	38	38	53	81	149
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$10.487	$—	$—	$—
Accumulation Unit Value at end of period	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011	$9.824	$14.134	$13.451	$11.897
Accumulation Unit Value at end of period	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011	$9.824	$14.134	$13.451
Number of Accumulation Units outstanding at end of period (in thousands)	2,340	2,768	3,351	4,122	5,277	6,508	7,904	9,310	10,498	11,161

APP V-20

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$9.260	$—	$—	$—
Accumulation Unit Value at end of period	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	453	511	609	736	850	1,056	1,292	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968	$0.767	$1.225	$1.218	$1.052
Accumulation Unit Value at end of period	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968	$0.767	$1.225	$1.218
Number of Accumulation Units outstanding at end of period (in thousands)	15,598	18,516	23,074	31,245	40,615	48,975	58,286	68,084	81,037	89,462
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711	$—	$—	$—
Accumulation Unit Value at end of period	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,660	4,432	5,313	7,857	9,168	11,857	14,219	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189	$12.778	$14.295	$14.029	$13.298
Accumulation Unit Value at end of period	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189	$12.778	$14.295	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	1,331	1,521	1,937	2,670	3,220	3,915	4,366	4,729	5,919	6,334
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$11.365	$—	$—	$—
Accumulation Unit Value at end of period	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	338	402	457	610	698	882	1,053	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133	$11.217	$10.992	$10.205	$10.027
Accumulation Unit Value at end of period	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133	$11.217	$10.992	$10.205
Number of Accumulation Units outstanding at end of period (in thousands)	218	244	358	503	522	598	567	699	197	20
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944	$—	$—	$—
Accumulation Unit Value at end of period	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	120	142	208	235	281	333	—	—	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695	$7.036	$12.129	$10.917	$9.990
Accumulation Unit Value at end of period	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695	$7.036	$12.129	$10.917
Number of Accumulation Units outstanding at end of period (in thousands)	402	454	524	639	772	903	955	992	1,029	759

APP V-21

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827	$—	$—	$—
Accumulation Unit Value at end of period	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	160	210	274	396	479	643	714	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333	$10.926	$17.985	$15.880	$13.373
Accumulation Unit Value at end of period	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333	$10.926	$17.985	$15.880
Number of Accumulation Units outstanding at end of period (in thousands)	708	805	1,077	1,375	1,763	2,164	2,619	3,164	3,999	4,646
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195	$—	$—	$—
Accumulation Unit Value at end of period	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	282	300	368	484	649	803	1,008	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538	$11.655	$25.430	$21.238	$17.361
Accumulation Unit Value at end of period	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538	$11.655	$25.430	$21.238
Number of Accumulation Units outstanding at end of period (in thousands)	317	369	476	614	766	955	1,143	1,330	1,669	1,957
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856	$—	$—	$—
Accumulation Unit Value at end of period	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	118	151	187	252	321	414	476	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158	$8.844	$16.008	$14.449	$13.294
Accumulation Unit Value at end of period	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158	$8.844	$16.008	$14.449
Number of Accumulation Units outstanding at end of period (in thousands)	3,629	4,154	5,123	6,798	8,508	10,549	12,838	14,911	18,009	20,920
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709	$—	$—	$—
Accumulation Unit Value at end of period	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,498	1,863	2,294	3,109	3,895	5,044	6,211	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510	$8.894	$14.512	$14.010	$12.333
Accumulation Unit Value at end of period	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510	$8.894	$14.512	$14.010
Number of Accumulation Units outstanding at end of period (in thousands)	4,499	5,280	6,820	9,071	11,427	14,003	16,812	20,071	24,659	28,171
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434	$—	$—	$—
Accumulation Unit Value at end of period	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,033	1,346	1,641	2,108	2,706	3,409	4,221	—	—	—

APP V-22

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668	$11.106	$19.460	$16.442	$14.014
Accumulation Unit Value at end of period	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668	$11.106	$19.460	$16.442
Number of Accumulation Units outstanding at end of period (in thousands)	987	1,139	1,402	1,823	2,291	2,888	3,529	4,202	4,988	5,874
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$7.158	$—	$—	$—
Accumulation Unit Value at end of period	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	408	474	607	864	1,022	1,297	1,596	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134	$16.354	$28.781	$22.076	$16.884
Accumulation Unit Value at end of period	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134	$16.354	$28.781	$22.076
Number of Accumulation Units outstanding at end of period (in thousands)	379	439	500	598	691	853	968	1,089	1,336	1,408
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253	$—	$—	$—
Accumulation Unit Value at end of period	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	80	102	128	193	236	301	326	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247	$7.815	$12.252	$10.868	$10.476
Accumulation Unit Value at end of period	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247	$7.815	$12.252	$10.868
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	33	46	47	56	76	73	85	42
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492	$—	$—	$—
Accumulation Unit Value at end of period	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	68	81	81	86	102	127	—	—	—
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804	$12.607	$22.193	$28.440	$23.917
Accumulation Unit Value at end of period	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804	$12.607	$22.193	$28.440
Number of Accumulation Units outstanding at end of period (in thousands)	107	133	154	166	180	200	225	263	332	458
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347	$10.631	$—	$—	$—
Accumulation Unit Value at end of period	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943	$11.176	$16.111	$15.747	$13.505
Accumulation Unit Value at end of period	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943	$11.176	$16.111	$15.747
Number of Accumulation Units outstanding at end of period (in thousands)	642	795	984	1,214	1,437	1,646	1,770	1,913	2,190	2,116

APP V-23

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411	$—	$—	$—
Accumulation Unit Value at end of period	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	483	645	790	1,031	1,348	1,609	1,996	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410	$8.137	$12.604	$12.032	$11.003
Accumulation Unit Value at end of period	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410	$8.137	$12.604	$12.032
Number of Accumulation Units outstanding at end of period (in thousands)	82	84	86	112	138	173	223	240	255	329
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$7.581	$—	$—	$—
Accumulation Unit Value at end of period	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	138	148	210	266	334	414	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018	$15.639	$22.168	$20.099	$16.563
Accumulation Unit Value at end of period	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018	$15.639	$22.168	$20.099
Number of Accumulation Units outstanding at end of period (in thousands)	150	180	213	300	370	474	488	524	670	633
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703	$—	$—	$—
Accumulation Unit Value at end of period	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	136	208	233	297	471	630	702	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777	$11.084	$17.874	$17.516	$15.005
Accumulation Unit Value at end of period	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777	$11.084	$17.874	$17.516
Number of Accumulation Units outstanding at end of period (in thousands)	841	968	1,199	1,570	1,992	2,528	3,019	3,611	4,506	4,824
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$10.200	$—	$—	$—
Accumulation Unit Value at end of period	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	326	417	510	688	898	1,113	1,363	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451	$10.761	$14.969	$15.599	$13.507
Accumulation Unit Value at end of period	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451	$10.761	$14.969	$15.599
Number of Accumulation Units outstanding at end of period (in thousands)	259	312	372	426	466	489	517	639	834	958

APP V-24

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116	$—	$—	$—
Accumulation Unit Value at end of period	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	310	425	518	628	842	916	1,053	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783	$6.111	$9.252	$9.253	$—
Accumulation Unit Value at end of period	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783	$6.111	$9.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	68	110	98	101	141	102	52	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$6.025	$—	$—	$—
Accumulation Unit Value at end of period	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	23	40	43	46	54	28	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939	$8.433	$14.872	$13.557	$12.649
Accumulation Unit Value at end of period	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939	$8.433	$14.872	$13.557
Number of Accumulation Units outstanding at end of period (in thousands)	414	473	583	770	971	1,204	1,456	1,687	1,963	2,338
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$4.493	$—	$—	$—
Accumulation Unit Value at end of period	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	213	270	334	448	492	632	672	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786	$14.302	$16.302	$15.566	$14.548
Accumulation Unit Value at end of period	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786	$14.302	$16.302	$15.566
Number of Accumulation Units outstanding at end of period (in thousands)	494	593	721	903	1,036	1,233	1,494	1,525	1,817	1,986
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$12.761	$—	$—	$—
Accumulation Unit Value at end of period	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	213	256	335	429	510	588	718	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163	$1.178	$1.170	$1.131	$1.095
Accumulation Unit Value at end of period	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163	$1.178	$1.170	$1.131
Number of Accumulation Units outstanding at end of period (in thousands)	6,662	7,792	10,353	15,627	18,412	19,874	25,299	48,788	23,876	20,955
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033	$—	$—	$—
Accumulation Unit Value at end of period	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,081	2,879	5,166	5,490	8,332	9,414	11,203	—	—	—

APP V-25

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.279	$14.288	$10.339	$9.219	$10.726	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.821	$15.279	$14.288	$10.339	$9.219	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	138	158	187	236	123	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.655	$13.856	$10.138	$9.139	$10.711	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.009	$14.655	$13.856	$10.138	$9.139	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	74	78	115	58	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013	$8.704	$12.636	$11.852	$10.299
Accumulation Unit Value at end of period	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013	$8.704	$12.636	$11.852
Number of Accumulation Units outstanding at end of period (in thousands)	74	88	103	134	182	246	311	379	457	548
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345	$—	$—	$—
Accumulation Unit Value at end of period	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	124	153	204	308	364	495	640	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277	$1.295	$1.169	$1.115	$1.092
Accumulation Unit Value at end of period	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277	$1.295	$1.169	$1.115
Number of Accumulation Units outstanding at end of period (in thousands)	3,933	5,595	7,005	10,049	10,680	13,089	15,490	19,831	13,222	13,777
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202	$—	$—	$—
Accumulation Unit Value at end of period	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,221	5,077	6,297	8,949	9,960	12,689	15,070	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858	$1.393	$2.370	$2.095	$1.657
Accumulation Unit Value at end of period	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858	$1.393	$2.370	$2.095
Number of Accumulation Units outstanding at end of period (in thousands)	276	357	475	600	859	917	1,074	1,245	1,678	1,618
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293	$—	$—	$—
Accumulation Unit Value at end of period	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	573	688	876	1,203	1,401	1,621	1,907	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620	$1.262	$1.790	$1.657	$1.511
Accumulation Unit Value at end of period	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620	$1.262	$1.790	$1.657
Number of Accumulation Units outstanding at end of period (in thousands)	1,651	1,903	2,385	3,147	3,750	4,831	6,496	7,521	9,208	10,011

APP V-26

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171	$—	$—	$—
Accumulation Unit Value at end of period	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	964	1,151	1,447	2,054	2,348	2,651	3,282	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.219	$13.347	$9.879	$10.019	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.191	$14.219	$13.347	$9.879	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	10	17	27	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.783	$13.081	$9.788	$10.001	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.605	$13.783	$13.081	$9.788	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	26	22	22	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	278	168	180	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.614	$9.856	$9.969	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.377	$9.614	$9.856	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	258	224	67	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076	$10.096	$14.906	$14.371	$12.409
Accumulation Unit Value at end of period	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076	$10.096	$14.906	$14.371
Number of Accumulation Units outstanding at end of period (in thousands)	44	44	95	107	130	144	175	171	105	104
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536	$—	$—	$—
Accumulation Unit Value at end of period	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	68	101	119	147	169	175	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050	$0.719	$1.512	$1.510	$1.353
Accumulation Unit Value at end of period	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050	$0.719	$1.512	$1.510
Number of Accumulation Units outstanding at end of period (in thousands)	1,365	1,655	2,027	2,732	3,210	4,260	5,238	6,397	8,204	9,866
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667	$—	$—	$—
Accumulation Unit Value at end of period	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	637	693	953	1,276	1,486	2,169	2,518	—	—	—

APP V-27

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Core Equity Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.552	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.191	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	351	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.535	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.089	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372	$11.043	$16.909	$15.704	$12.801
Accumulation Unit Value at end of period	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372	$11.043	$16.909	$15.704
Number of Accumulation Units outstanding at end of period (in thousands)	29	32	46	63	84	94	104	134	181	224
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228	$—	$—	$—
Accumulation Unit Value at end of period	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	29	40	31	31	33	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591	$6.328	$10.255	$8.582	$8.067
Accumulation Unit Value at end of period	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591	$6.328	$10.255	$8.582
Number of Accumulation Units outstanding at end of period (in thousands)	286	338	388	475	542	683	878	1,022	1,270	1,408
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$3.925	$—	$—	$—
Accumulation Unit Value at end of period	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	77	98	102	138	110	135	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.642	$10.497	$10.145	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.051	$10.642	$10.497	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	365	450	535	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.466	$10.438	$10.130	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.777	$10.466	$10.438	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	163	185	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875	$7.093	$10.748	$9.882	$8.869
Accumulation Unit Value at end of period	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875	$7.093	$10.748	$9.882
Number of Accumulation Units outstanding at end of period (in thousands)	388	469	614	790	1,033	1,348	1,647	1,960	2,390	2,830

APP V-28

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$6.612	$—	$—	$—
Accumulation Unit Value at end of period	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	234	298	435	584	714	878	1,108	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.393	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.155	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	465	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.376	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.053	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407	$3.152	$6.599	$6.093	$6.026
Accumulation Unit Value at end of period	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407	$3.152	$6.599	$6.093
Number of Accumulation Units outstanding at end of period (in thousands)	367	376	478	652	895	1,173	1,341	1,508	1,678	1,953
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$3.144	$—	$—	$—
Accumulation Unit Value at end of period	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	138	167	186	217	295	256	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662	$8.490	$14.192	$14.038	$12.575
Accumulation Unit Value at end of period	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662	$8.490	$14.192	$14.038
Number of Accumulation Units outstanding at end of period (in thousands)	147	176	261	298	361	405	482	515	625	771
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182	$—	$—	$—
Accumulation Unit Value at end of period	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	137	162	251	333	428	543	656	—	—	—
MFS Research International Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.514	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.560	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	—	—	—	—	—	—	—	—	—

APP V-29

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.496	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471	$8.134	$12.906	$11.561	$10.613
Accumulation Unit Value at end of period	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471	$8.134	$12.906	$11.561
Number of Accumulation Units outstanding at end of period (in thousands)	28	35	45	42	41	37	36	31	22	11
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797	$—	$—	$—
Accumulation Unit Value at end of period	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	28	24	43	30	25	29	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669	$10.187	$10.581	$10.297	$10.036
Accumulation Unit Value at end of period	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669	$10.187	$10.581	$10.297
Number of Accumulation Units outstanding at end of period (in thousands)	300	291	362	521	480	541	419	171	106	66
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769	$—	$—	$—
Accumulation Unit Value at end of period	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	132	142	159	259	268	329	303	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272	$11.403	$14.851	$14.451	$13.097
Accumulation Unit Value at end of period	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272	$11.403	$14.851	$14.451
Number of Accumulation Units outstanding at end of period (in thousands)	907	1,039	1,286	1,620	2,029	2,487	3,014	3,761	4,707	5,282
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$10.619	$—	$—	$—
Accumulation Unit Value at end of period	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	365	469	553	696	904	1,083	1,262	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912	$12.323	$18.537	$17.421	$14.620
Accumulation Unit Value at end of period	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912	$12.323	$18.537	$17.421
Number of Accumulation Units outstanding at end of period (in thousands)	96	109	135	154	177	197	263	263	291	289
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586	$—	$—	$—
Accumulation Unit Value at end of period	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	109	159	203	248	275	318	—	—	—

APP V-30

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924	$12.242	$26.203	$20.585	$16.254
Accumulation Unit Value at end of period	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924	$12.242	$26.203	$20.585
Number of Accumulation Units outstanding at end of period (in thousands)	113	133	153	184	218	277	350	392	527	649
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$12.058	$—	$—	$—
Accumulation Unit Value at end of period	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	54	82	94	141	180	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587	$9.314	$15.842	$13.915	$11.619
Accumulation Unit Value at end of period	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587	$9.314	$15.842	$13.915
Number of Accumulation Units outstanding at end of period (in thousands)	172	215	268	344	448	544	692	810	1,033	1,223
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232	$—	$—	$—
Accumulation Unit Value at end of period	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	295	326	415	619	770	955	1,196	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856	$9.170	$16.124	$15.977	$13.301
Accumulation Unit Value at end of period	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856	$9.170	$16.124	$15.977
Number of Accumulation Units outstanding at end of period (in thousands)	303	338	409	550	694	849	1,007	1,154	1,431	1,531
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170	$—	$—	$—
Accumulation Unit Value at end of period	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	208	318	387	509	881	1,207	1,467	—	—	—
(a) Inception date March 26, 2015

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.421	$15.258	$11.923	$10.550	$12.212	$10.892	$8.323	$15.611	$11.565	$9.612
Accumulation Unit Value at end of period	$14.322	$14.421	$15.258	$11.923	$10.550	$12.212	$10.892	$8.323	$15.611	$11.565
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	4	4	6	8	15	23	26	14
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.073	$17.194	$13.584	$12.152	$14.222	$12.826	$9.909	$—	$—	$—
Accumulation Unit Value at end of period	$15.788	$16.073	$17.194	$13.584	$12.152	$14.222	$12.826	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-31

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BlackRock Large Cap Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796	$6.265	$10.714	$10.025	$9.482
Accumulation Unit Value at end of period	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796	$6.265	$10.714	$10.025
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	7	9	17	14	18	23	28	34
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804	$7.154	$—	$—	$—
Accumulation Unit Value at end of period	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP VI-1

Appendix VI - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Available for the following Products

Hartford Leaders 1	Hartford Leaders Elite 1	Hartford Leaders Solution 1
As of May 2, 2016, the following models will be available to you to invest in:
Portfolio Planner Models

Fund	Ultra Conservative	Conservative	Balanced	Moderate Growth
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%
American Funds Bond Fund	20%	15%	11%	9%
American Funds Global Bond Fund	10%	7%	6%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%
American Funds International Fund	3%	4%	5%	6%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%
MFS High Yield Portfolio	15%	19%	17%	16%
MFS Investors Trust Series	3%	4%	5%	7%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%
Templeton Foreign VIP Fund	3%	3%	5%	6%
Total	100%	100%	100%	100%

Available for Director Focus
As of May 2, 2016, the following models will be available to you to invest in:
Portfolio Planner Models

Fund	Ultra Conservative	Conservative	Balanced	Moderate Growth
Hartford Disciplined Equity HLS Fund	5%	6%	8%	9%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%
Hartford Global Growth HLS Fund	4%	6%	7%	9%
Hartford Growth Opportunities HLS Fund	6%	8%	10%	11%
Hartford High Yield HLS Fund	17%	21%	19%	18%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%
Hartford MidCap Value HLS Fund	1%	1%	2%	2%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%
Hartford Small/Mid Cap Equity HLS Fund	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	26%	18%	13%	9%
Hartford U.S. Government Securities HLS Fund	27%	21%	18%	13%
Total	100%	100%	100%	100%
To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:

APP VI-2

Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life Insurance Company
Separate Account Seven
Hartford Leaders Series I/IR
Hartford Leaders Solution Series I/IR
Hartford Leaders Elite Series I/IR
Director Focus Series I/IR
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016

2

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Seven as of December 31, 2015, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2015 : $ 8,645,937 ; 2014 : $ 7,932,000 ; and 2013 : $ 6,827,894 .
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant

3

periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011	$9.824	$14.134	$13.451	$11.897
Accumulation Unit Value at end of period	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011	$9.824	$14.134	$13.451
Number of Accumulation Units outstanding at end of period (in thousands)	420	491	580	760	936	1,073	1,283	1,524	1,836	1,892
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823	$9.685	$13.955	$13.301	$11.781
Accumulation Unit Value at end of period	$18.857	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823	$9.685	$13.955	$13.301
Number of Accumulation Units outstanding at end of period (in thousands)	127	172	212	271	377	393	472	543	562	576
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.801	$18.126	$14.891	$13.023	$13.063	$11.798	$9.670	$13.939	$13.293	$11.780
Accumulation Unit Value at end of period	$18.762	$18.801	$18.126	$14.891	$13.023	$13.063	$11.798	$9.670	$13.939	$13.293
Number of Accumulation Units outstanding at end of period (in thousands)	57	82	88	101	115	122	134	165	146	159
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614	$9.533	$13.763	$13.144	$11.666
Accumulation Unit Value at end of period	$18.303	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614	$9.533	$13.763	$13.144
Number of Accumulation Units outstanding at end of period (in thousands)	288	353	423	627	795	1,076	1,484	1,769	2,488	2,820
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614	$9.533	$13.763	$13.144	$11.666
Accumulation Unit Value at end of period	$18.303	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614	$9.533	$13.763	$13.144
Number of Accumulation Units outstanding at end of period (in thousands)	288	353	423	627	795	1,076	1,484	1,769	2,488	2,820
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846
Accumulation Unit Value at end of period	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327
Number of Accumulation Units outstanding at end of period (in thousands)	186	224	299	438	512	680	885	925	526	362
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846
Accumulation Unit Value at end of period	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327
Number of Accumulation Units outstanding at end of period (in thousands)	186	224	299	438	512	680	885	925	526	362
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.918	$17.336	$14.291	$12.542	$12.626	$11.443	$9.411	$13.614	$13.029	$11.587
Accumulation Unit Value at end of period	$17.818	$17.918	$17.336	$14.291	$12.542	$12.626	$11.443	$9.411	$13.614	$13.029
Number of Accumulation Units outstanding at end of period (in thousands)	112	116	123	135	205	253	255	273	324	347
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753
Accumulation Unit Value at end of period	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203

5

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	146	198	269	411	479	626	827	1,030	1,705	1,961
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316	$9.321	$13.504	$12.943	$11.527
Accumulation Unit Value at end of period	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316	$9.321	$13.504	$12.943
Number of Accumulation Units outstanding at end of period (in thousands)	448	473	563	605	655	437	189	57	49	113
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316	$9.321	$13.504	$12.943	$11.527
Accumulation Unit Value at end of period	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316	$9.321	$13.504	$12.943
Number of Accumulation Units outstanding at end of period (in thousands)	448	473	563	605	655	437	189	57	49	113
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$—	$—	$—
Accumulation Unit Value at end of period	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	582	698	929	1,133	1,366	1,799	2,060	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.571	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396	$13.634	$13.086	$11.673
Accumulation Unit Value at end of period	$17.420	$17.571	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396	$13.634	$13.086
Number of Accumulation Units outstanding at end of period (in thousands)	32	36	45	53	59	78	91	96	91	66
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$9.370	$—	$—	$—
Accumulation Unit Value at end of period	$17.310	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	69	82	116	135	165	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.926	$16.441	$13.608	$11.990	$12.118	$11.027	$9.106	$—	$—	$—
Accumulation Unit Value at end of period	$16.764	$16.926	$16.441	$13.608	$11.990	$12.118	$11.027	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	22	32	61	80	106	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$9.260	$—	$—	$—
Accumulation Unit Value at end of period	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	87	117	147	168	217	286	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968	$0.767	$1.225	$1.218	$1.052
Accumulation Unit Value at end of period	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968	$0.767	$1.225	$1.218
Number of Accumulation Units outstanding at end of period (in thousands)	2,186	2,643	3,246	4,429	5,094	6,219	7,398	9,186	10,681	11,630
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956	$0.758	$1.213	$1.208	$1.045

6

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$1.644	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956	$0.758	$1.213	$1.208
Number of Accumulation Units outstanding at end of period (in thousands)	544	763	1,043	1,244	1,405	1,486	1,939	2,060	2,264	2,164
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.709	$1.505	$1.150	$1.026	$1.052	$0.952	$0.756	$1.209	$1.204	$1.042
Accumulation Unit Value at end of period	$1.632	$1.709	$1.505	$1.150	$1.026	$1.052	$0.952	$0.756	$1.209	$1.204
Number of Accumulation Units outstanding at end of period (in thousands)	305	318	321	331	330	345	418	529	641	700
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940	$0.747	$1.198	$1.194	$1.035
Accumulation Unit Value at end of period	$1.597	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940	$0.747	$1.198	$1.194
Number of Accumulation Units outstanding at end of period (in thousands)	1,816	2,350	2,726	4,414	5,816	7,829	9,932	12,335	16,373	19,039
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940	$0.747	$1.198	$1.194	$1.035
Accumulation Unit Value at end of period	$1.597	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940	$0.747	$1.198	$1.194
Number of Accumulation Units outstanding at end of period (in thousands)	1,816	2,350	2,726	4,414	5,816	7,829	9,932	12,335	16,373	19,039
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028
Accumulation Unit Value at end of period	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185
Number of Accumulation Units outstanding at end of period (in thousands)	735	964	1,444	2,437	2,977	4,220	5,357	5,995	3,470	2,141
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028
Accumulation Unit Value at end of period	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185
Number of Accumulation Units outstanding at end of period (in thousands)	735	964	1,444	2,437	2,977	4,220	5,357	5,995	3,470	2,141
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.633	$1.444	$1.107	$0.991	$1.020	$0.926	$0.738	$1.185	$1.184	$1.028
Accumulation Unit Value at end of period	$1.555	$1.633	$1.444	$1.107	$0.991	$1.020	$0.926	$0.738	$1.185	$1.184
Number of Accumulation Units outstanding at end of period (in thousands)	639	684	728	841	766	941	1,040	1,296	1,503	2,110
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021
Accumulation Unit Value at end of period	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175
Number of Accumulation Units outstanding at end of period (in thousands)	1,615	1,829	2,362	3,264	4,020	4,681	6,265	7,169	10,039	13,293
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915	$0.731	$1.175	$1.176	$1.023
Accumulation Unit Value at end of period	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915	$0.731	$1.175	$1.176
Number of Accumulation Units outstanding at end of period (in thousands)	3,254	3,528	3,019	2,749	2,288	1,924	1,072	214	487	459
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915	$0.731	$1.175	$1.176	$1.023
Accumulation Unit Value at end of period	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915	$0.731	$1.175	$1.176
Number of Accumulation Units outstanding at end of period (in thousands)	3,254	3,528	3,019	2,749	2,288	1,924	1,072	214	487	459
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$—	$—	$—
Accumulation Unit Value at end of period	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$—	$—	$—

7

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	3,745	4,795	5,590	7,535	8,958	10,460	12,090	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.568	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721	$1.162	$1.165	$1.014
Accumulation Unit Value at end of period	$1.489	$1.568	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721	$1.162	$1.165
Number of Accumulation Units outstanding at end of period (in thousands)	128	271	231	238	307	324	416	508	533	449
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$0.719	$—	$—	$—
Accumulation Unit Value at end of period	$1.479	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	342	433	575	752	1,053	1,165	1,249	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.550	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717	$—	$—	$—
Accumulation Unit Value at end of period	$1.469	$1.550	$1.375	$1.059	$0.952	$0.983	$0.896	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	154	185	251	354	527	626	1,026	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711	$—	$—	$—
Accumulation Unit Value at end of period	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	987	1,221	1,280	1,602	1,906	2,198	2,666	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189	$12.778	$14.295	$14.029	$13.298
Accumulation Unit Value at end of period	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189	$12.778	$14.295	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	378	444	563	769	902	1,106	1,320	1,427	1,680	1,771
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967	$12.598	$14.114	$13.872	$13.169
Accumulation Unit Value at end of period	$15.645	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967	$12.598	$14.114	$13.872
Number of Accumulation Units outstanding at end of period (in thousands)	162	190	275	354	410	465	482	507	562	490
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.773	$15.224	$15.811	$15.246	$14.601	$13.938	$12.578	$14.098	$13.864	$13.168
Accumulation Unit Value at end of period	$15.565	$15.773	$15.224	$15.811	$15.246	$14.601	$13.938	$12.578	$14.098	$13.864
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	41	50	65	66	73	74	88	91
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720	$12.400	$13.920	$13.709	$13.040
Accumulation Unit Value at end of period	$15.185	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720	$12.400	$13.920	$13.709
Number of Accumulation Units outstanding at end of period (in thousands)	305	380	473	502	645	883	1,152	1,266	1,654	1,732
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720	$12.400	$13.920	$13.709	$13.040
Accumulation Unit Value at end of period	$15.185	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720	$12.400	$13.920	$13.709
Number of Accumulation Units outstanding at end of period (in thousands)	305	380	473	502	645	883	1,152	1,266	1,654	1,732

8

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494
Accumulation Unit Value at end of period	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115
Number of Accumulation Units outstanding at end of period (in thousands)	123	154	219	393	386	515	624	671	456	282
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494
Accumulation Unit Value at end of period	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115
Number of Accumulation Units outstanding at end of period (in thousands)	123	154	219	393	386	515	624	671	456	282
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.033	$14.560	$15.174	$14.684	$14.112	$13.518	$12.241	$13.770	$13.589	$12.951
Accumulation Unit Value at end of period	$14.783	$15.033	$14.560	$15.174	$14.684	$14.112	$13.518	$12.241	$13.770	$13.589
Number of Accumulation Units outstanding at end of period (in thousands)	52	56	60	77	85	106	106	130	144	144
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396
Accumulation Unit Value at end of period	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993
Number of Accumulation Units outstanding at end of period (in thousands)	160	198	269	298	369	483	617	707	1,117	1,287
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369	$12.124	$13.658	$13.499	$12.885
Accumulation Unit Value at end of period	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369	$12.124	$13.658	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	350	380	367	415	394	356	75	23	10	9
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369	$12.124	$13.658	$13.499	$12.885
Accumulation Unit Value at end of period	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369	$12.124	$13.658	$13.499
Number of Accumulation Units outstanding at end of period (in thousands)	350	380	367	415	394	356	75	23	10	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$—	$—	$—
Accumulation Unit Value at end of period	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	449	544	697	950	1,183	1,405	1,629	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.909	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532	$13.011	$12.878	$12.311
Accumulation Unit Value at end of period	$13.637	$13.909	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532	$13.011	$12.878
Number of Accumulation Units outstanding at end of period (in thousands)	6	21	26	42	65	98	140	155	145	61
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$11.499	$—	$—	$—
Accumulation Unit Value at end of period	$13.551	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	32	39	54	77	111	135	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.200	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844	$—	$—	$—
Accumulation Unit Value at end of period	$13.908	$14.200	$13.808	$14.449	$14.038	$13.545	$13.027	$—	$—	$—

9

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	29	45	51	55	81	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$11.365	$—	$—	$—
Accumulation Unit Value at end of period	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	82	102	126	134	172	243	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133	$11.217	$10.992	$10.205	$10.027
Accumulation Unit Value at end of period	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133	$11.217	$10.992	$10.205
Number of Accumulation Units outstanding at end of period (in thousands)	85	133	159	196	199	198	148	115	71	5
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074	$11.179	$10.972	$10.202	$10.026
Accumulation Unit Value at end of period	$12.179	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074	$11.179	$10.972	$10.202
Number of Accumulation Units outstanding at end of period (in thousands)	49	79	106	132	175	184	157	153	98	12
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.840	$12.869	$13.422	$12.843	$12.484	$12.055	$11.167	$10.965	$10.201	$10.025
Accumulation Unit Value at end of period	$12.123	$12.840	$12.869	$13.422	$12.843	$12.484	$12.055	$11.167	$10.965	$10.201
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	2	7	8	7	5	—	2	2
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996	$11.129	$10.944	$10.197	$10.024
Accumulation Unit Value at end of period	$11.956	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996	$11.129	$10.944	$10.197
Number of Accumulation Units outstanding at end of period (in thousands)	36	61	72	101	126	173	216	220	88	8
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996	$11.129	$10.944	$10.197	$10.024
Accumulation Unit Value at end of period	$11.956	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996	$11.129	$10.944	$10.197
Number of Accumulation Units outstanding at end of period (in thousands)	36	61	72	101	126	173	216	220	88	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$10.023
Accumulation Unit Value at end of period	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193
Number of Accumulation Units outstanding at end of period (in thousands)	31	41	70	108	124	155	163	222	22	3
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$10.023
Accumulation Unit Value at end of period	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193
Number of Accumulation Units outstanding at end of period (in thousands)	31	41	70	108	124	155	163	222	22	3
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.475	$12.547	$13.132	$12.610	$12.300	$11.919	$11.079	$10.917	$10.192	$10.022
Accumulation Unit Value at end of period	$11.737	$12.475	$12.547	$13.132	$12.610	$12.300	$11.919	$11.079	$10.917	$10.192
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	21	19	32	31	36	27	—

10

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$10.021
Accumulation Unit Value at end of period	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189
Number of Accumulation Units outstanding at end of period (in thousands)	16	22	46	56	71	92	121	164	212	13
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861	$11.042	$10.897	$10.188	$10.021
Accumulation Unit Value at end of period	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861	$11.042	$10.897	$10.188
Number of Accumulation Units outstanding at end of period (in thousands)	117	120	126	194	224	146	80	10	10	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861	$11.042	$10.897	$10.188	$10.021
Accumulation Unit Value at end of period	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861	$11.042	$10.897	$10.188
Number of Accumulation Units outstanding at end of period (in thousands)	117	120	126	194	224	146	80	10	10	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$—	$—	$—
Accumulation Unit Value at end of period	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	122	165	283	405	378	387	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.171	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005	$10.877	$10.185	$10.020
Accumulation Unit Value at end of period	$11.416	$12.171	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005	$10.877	$10.185
Number of Accumulation Units outstanding at end of period (in thousands)	9	17	43	52	52	68	74	68	4	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$10.993	$—	$—	$—
Accumulation Unit Value at end of period	$11.364	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	9	9	9	18	34	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981	$—	$—	$—
Accumulation Unit Value at end of period	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	16	16	30	32	39	38	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944	$—	$—	$—
Accumulation Unit Value at end of period	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	29	32	45	45	75	80	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695	$7.036	$12.129	$10.917	$9.990
Accumulation Unit Value at end of period	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695	$7.036	$12.129	$10.917

11

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	61	86	99	124	156	137	151	130	144	81
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640	$7.007	$12.097	$10.905	$9.989
Accumulation Unit Value at end of period	$14.027	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640	$7.007	$12.097	$10.905
Number of Accumulation Units outstanding at end of period (in thousands)	48	87	144	169	185	185	185	172	182	94
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.376	$13.828	$11.467	$9.912	$10.586	$9.622	$6.998	$12.087	$10.901	$9.989
Accumulation Unit Value at end of period	$13.958	$14.376	$13.828	$11.467	$9.912	$10.586	$9.622	$6.998	$12.087	$10.901
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	3	3	1	3	2	7	5
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568	$6.969	$12.055	$10.889	$9.988
Accumulation Unit Value at end of period	$13.756	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568	$6.969	$12.055	$10.889
Number of Accumulation Units outstanding at end of period (in thousands)	83	83	81	106	153	187	242	252	278	99
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568	$6.969	$12.055	$10.889	$9.988
Accumulation Unit Value at end of period	$13.756	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568	$6.969	$12.055	$10.889
Number of Accumulation Units outstanding at end of period (in thousands)	83	83	81	106	153	187	242	252	278	99
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$9.986
Accumulation Unit Value at end of period	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877
Number of Accumulation Units outstanding at end of period (in thousands)	28	33	56	87	112	156	172	176	99	33
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$9.986
Accumulation Unit Value at end of period	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877
Number of Accumulation Units outstanding at end of period (in thousands)	28	33	56	87	112	156	172	176	99	33
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.943	$13.459	$11.200	$9.715	$10.411	$9.497	$6.931	$12.013	$10.872	$9.986
Accumulation Unit Value at end of period	$13.491	$13.943	$13.459	$11.200	$9.715	$10.411	$9.497	$6.931	$12.013	$10.872
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	12	6	5	10	12	21	23	10
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$9.985
Accumulation Unit Value at end of period	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864
Number of Accumulation Units outstanding at end of period (in thousands)	9	13	16	32	45	63	107	183	386	295
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444	$6.903	$11.982	$10.860	$9.985
Accumulation Unit Value at end of period	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444	$6.903	$11.982	$10.860
Number of Accumulation Units outstanding at end of period (in thousands)	181	169	180	138	169	111	40	5	15	7
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444	$6.903	$11.982	$10.860	$9.985
Accumulation Unit Value at end of period	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444	$6.903	$11.982	$10.860

12

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	181	169	180	138	169	111	40	5	15	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$—	$—	$—
Accumulation Unit Value at end of period	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	106	138	175	274	336	399	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.582	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874	$11.951	$10.848	$9.984
Accumulation Unit Value at end of period	$13.102	$13.582	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874	$11.951	$10.848
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	10	12	19	21	40	38	30	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$6.865	$—	$—	$—
Accumulation Unit Value at end of period	$13.038	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	11	4	7	13	21	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855	$—	$—	$—
Accumulation Unit Value at end of period	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	23	28	37	39	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827	$—	$—	$—
Accumulation Unit Value at end of period	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	43	54	69	90	131	155	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333	$10.926	$17.985	$15.880	$13.373
Accumulation Unit Value at end of period	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333	$10.926	$17.985	$15.880
Number of Accumulation Units outstanding at end of period (in thousands)	195	229	278	359	419	495	601	699	810	944
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093	$10.772	$17.757	$15.703	$13.243
Accumulation Unit Value at end of period	$24.256	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093	$10.772	$17.757	$15.703
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	63	92	103	138	168	171	191	178
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.931	$22.774	$17.914	$14.852	$16.564	$15.061	$10.755	$17.738	$15.693	$13.242
Accumulation Unit Value at end of period	$24.132	$22.931	$22.774	$17.914	$14.852	$16.564	$15.061	$10.755	$17.738	$15.693
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	18	19	19	21	24	36	48	50
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826	$10.602	$17.513	$15.518	$13.113
Accumulation Unit Value at end of period	$23.542	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826	$10.602	$17.513	$15.518
Number of Accumulation Units outstanding at end of period (in thousands)	66	73	90	136	183	231	303	327	463	487

13

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826	$10.602	$17.513	$15.518	$13.113
Accumulation Unit Value at end of period	$23.542	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826	$10.602	$17.513	$15.518
Number of Accumulation Units outstanding at end of period (in thousands)	66	73	90	136	183	231	303	327	463	487
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141
Accumulation Unit Value at end of period	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983
Number of Accumulation Units outstanding at end of period (in thousands)	49	65	87	119	148	218	327	360	207	116
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141
Accumulation Unit Value at end of period	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983
Number of Accumulation Units outstanding at end of period (in thousands)	49	65	87	119	148	218	327	360	207	116
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.854	$21.781	$17.193	$14.304	$16.009	$14.608	$10.467	$17.324	$15.381	$13.024
Accumulation Unit Value at end of period	$22.919	$21.854	$21.781	$17.193	$14.304	$16.009	$14.608	$10.467	$17.324	$15.381
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	13	15	20	24	37	39	53	61
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062
Accumulation Unit Value at end of period	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871
Number of Accumulation Units outstanding at end of period (in thousands)	38	47	62	93	117	156	204	228	384	501
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446	$10.367	$17.184	$15.280	$12.957
Accumulation Unit Value at end of period	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446	$10.367	$17.184	$15.280
Number of Accumulation Units outstanding at end of period (in thousands)	221	119	141	152	149	132	38	14	13	60
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446	$10.367	$17.184	$15.280	$12.957
Accumulation Unit Value at end of period	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446	$10.367	$17.184	$15.280
Number of Accumulation Units outstanding at end of period (in thousands)	221	119	141	152	149	132	38	14	13	60
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$—	$—	$—
Accumulation Unit Value at end of period	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	129	137	175	236	266	325	381	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.322	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959	$13.213	$11.767	$9.993
Accumulation Unit Value at end of period	$17.066	$16.322	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959	$13.213	$11.767
Number of Accumulation Units outstanding at end of period (in thousands)	15	7	9	22	26	61	72	74	74	6
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$7.937	$—	$—	$—
Accumulation Unit Value at end of period	$16.958	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$—	$—	$—

14

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	24	33	42	38	31	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$—	$—	$—
Accumulation Unit Value at end of period	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	7	5	6	7	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195	$—	$—	$—
Accumulation Unit Value at end of period	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	54	42	57	77	131	162	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538	$11.655	$25.430	$21.238	$17.361
Accumulation Unit Value at end of period	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538	$11.655	$25.430	$21.238
Number of Accumulation Units outstanding at end of period (in thousands)	89	100	115	144	159	208	264	286	384	422
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248	$11.490	$25.108	$21.000	$17.193
Accumulation Unit Value at end of period	$25.547	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248	$11.490	$25.108	$21.000
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	48	64	74	109	125	137	156	147
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.759	$25.630	$20.302	$17.456	$21.938	$18.210	$11.472	$25.081	$20.988	$17.191
Accumulation Unit Value at end of period	$25.417	$25.759	$25.630	$20.302	$17.456	$21.938	$18.210	$11.472	$25.081	$20.988
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	5	7	8	15	16	19	24
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925	$11.309	$24.763	$20.753	$17.024
Accumulation Unit Value at end of period	$24.796	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925	$11.309	$24.763	$20.753
Number of Accumulation Units outstanding at end of period (in thousands)	29	36	42	40	69	96	129	150	215	246
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925	$11.309	$24.763	$20.753	$17.024
Accumulation Unit Value at end of period	$24.796	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925	$11.309	$24.763	$20.753
Number of Accumulation Units outstanding at end of period (in thousands)	29	36	42	40	69	96	129	150	215	246
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524
Accumulation Unit Value at end of period	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244
Number of Accumulation Units outstanding at end of period (in thousands)	24	35	43	57	85	192	236	254	208	180
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524
Accumulation Unit Value at end of period	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244
Number of Accumulation Units outstanding at end of period (in thousands)	24	35	43	57	85	192	236	254	208	180

15

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.549	$24.512	$19.485	$16.812	$21.203	$17.661	$11.165	$24.496	$20.571	$16.909
Accumulation Unit Value at end of period	$24.139	$24.549	$24.512	$19.485	$16.812	$21.203	$17.661	$11.165	$24.496	$20.571
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	8	19	21	29	31	36	46
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426
Accumulation Unit Value at end of period	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	41	44	60	81	107	138	297	408
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466	$11.058	$24.298	$20.435	$16.822
Accumulation Unit Value at end of period	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466	$11.058	$24.298	$20.435
Number of Accumulation Units outstanding at end of period (in thousands)	88	97	102	106	112	92	15	6	8	18
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466	$11.058	$24.298	$20.435	$16.822
Accumulation Unit Value at end of period	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466	$11.058	$24.298	$20.435
Number of Accumulation Units outstanding at end of period (in thousands)	88	97	102	106	112	92	15	6	8	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$—	$—	$—
Accumulation Unit Value at end of period	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	111	156	228	280	352	404	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.441	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076	$17.772	$14.969	$12.341
Accumulation Unit Value at end of period	$17.098	$17.441	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076	$17.772	$14.969
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	4	11	12	4	13	4
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$8.053	$—	$—	$—
Accumulation Unit Value at end of period	$16.990	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	23	27	50	36	35	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$—	$—	$—
Accumulation Unit Value at end of period	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	5	8	11	10	14	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856	$—	$—	$—
Accumulation Unit Value at end of period	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	27	48	59	62	87	108	—	—	—

16

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158	$8.844	$16.008	$14.449	$13.294
Accumulation Unit Value at end of period	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158	$8.844	$16.008	$14.449
Number of Accumulation Units outstanding at end of period (in thousands)	1,121	1,327	1,574	1,974	2,412	2,989	3,567	4,114	4,754	5,334
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968	$8.719	$15.805	$14.287	$13.165
Accumulation Unit Value at end of period	$22.033	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968	$8.719	$15.805	$14.287
Number of Accumulation Units outstanding at end of period (in thousands)	387	442	645	945	1,101	1,283	1,404	1,559	1,680	1,631
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.845	$19.521	$15.246	$13.141	$13.949	$11.943	$8.705	$15.788	$14.279	$13.164
Accumulation Unit Value at end of period	$21.921	$20.845	$19.521	$15.246	$13.141	$13.949	$11.943	$8.705	$15.788	$14.279
Number of Accumulation Units outstanding at end of period (in thousands)	102	114	120	141	170	194	214	269	319	346
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756	$8.582	$15.587	$14.119	$13.036
Accumulation Unit Value at end of period	$21.385	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756	$8.582	$15.587	$14.119
Number of Accumulation Units outstanding at end of period (in thousands)	524	646	784	1,081	1,372	1,922	2,711	3,224	4,185	4,854
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756	$8.582	$15.587	$14.119	$13.036
Accumulation Unit Value at end of period	$21.385	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756	$8.582	$15.587	$14.119
Number of Accumulation Units outstanding at end of period (in thousands)	524	646	784	1,081	1,372	1,922	2,711	3,224	4,185	4,854
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032
Accumulation Unit Value at end of period	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767
Number of Accumulation Units outstanding at end of period (in thousands)	389	504	735	1,188	1,412	2,089	2,593	2,799	2,115	1,411
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032
Accumulation Unit Value at end of period	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767
Number of Accumulation Units outstanding at end of period (in thousands)	389	504	735	1,188	1,412	2,089	2,593	2,799	2,115	1,411
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.866	$18.669	$14.632	$12.656	$13.482	$11.583	$8.472	$15.419	$13.995	$12.948
Accumulation Unit Value at end of period	$20.819	$19.866	$18.669	$14.632	$12.656	$13.482	$11.583	$8.472	$15.419	$13.995
Number of Accumulation Units outstanding at end of period (in thousands)	95	110	125	146	266	299	372	428	515	611
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961
Accumulation Unit Value at end of period	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676
Number of Accumulation Units outstanding at end of period (in thousands)	477	582	800	1,119	1,402	1,988	2,656	3,082	4,746	6,281
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455	$8.391	$15.295	$13.903	$12.881
Accumulation Unit Value at end of period	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455	$8.391	$15.295	$13.903
Number of Accumulation Units outstanding at end of period (in thousands)	1,079	1,188	1,168	1,122	1,152	873	369	101	97	82

17

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455	$8.391	$15.295	$13.903	$12.881
Accumulation Unit Value at end of period	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455	$8.391	$15.295	$13.903
Number of Accumulation Units outstanding at end of period (in thousands)	1,079	1,188	1,168	1,122	1,152	873	369	101	97	82
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$—	$—	$—
Accumulation Unit Value at end of period	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,148	1,356	1,700	2,425	3,082	3,843	4,527	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.292	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771	$10.536	$9.591	$8.900
Accumulation Unit Value at end of period	$13.888	$13.292	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771	$10.536	$9.591
Number of Accumulation Units outstanding at end of period (in thousands)	69	69	93	115	185	257	309	323	389	292
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$5.755	$—	$—	$—
Accumulation Unit Value at end of period	$13.800	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	104	116	182	264	337	414	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$—	$—	$—
Accumulation Unit Value at end of period	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	79	101	146	180	181	301	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709	$—	$—	$—
Accumulation Unit Value at end of period	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	327	431	543	784	954	1,037	1,454	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510	$8.894	$14.512	$14.010	$12.333
Accumulation Unit Value at end of period	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510	$8.894	$14.512	$14.010
Number of Accumulation Units outstanding at end of period (in thousands)	944	1,110	1,398	1,805	2,190	2,747	3,401	4,047	4,751	5,418
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330	$8.768	$14.328	$13.853	$12.213
Accumulation Unit Value at end of period	$19.881	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330	$8.768	$14.328	$13.853
Number of Accumulation Units outstanding at end of period (in thousands)	392	467	663	920	1,150	1,335	1,491	1,676	1,818	1,743
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.811	$18.195	$13.849	$11.978	$12.399	$11.306	$8.754	$14.312	$13.845	$12.212
Accumulation Unit Value at end of period	$19.780	$19.811	$18.195	$13.849	$11.978	$12.399	$11.306	$8.754	$14.312	$13.845
Number of Accumulation Units outstanding at end of period (in thousands)	150	161	172	191	222	254	282	346	388	405

18

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130	$8.630	$14.131	$13.690	$12.093
Accumulation Unit Value at end of period	$19.296	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130	$8.630	$14.131	$13.690
Number of Accumulation Units outstanding at end of period (in thousands)	554	716	867	1,168	1,503	2,007	2,898	3,344	4,426	5,096
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130	$8.630	$14.131	$13.690	$12.093
Accumulation Unit Value at end of period	$19.296	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130	$8.630	$14.131	$13.690
Number of Accumulation Units outstanding at end of period (in thousands)	554	716	867	1,168	1,503	2,007	2,898	3,344	4,426	5,096
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177
Accumulation Unit Value at end of period	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764
Number of Accumulation Units outstanding at end of period (in thousands)	316	403	575	922	1,069	1,319	1,655	1,804	1,259	848
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177
Accumulation Unit Value at end of period	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764
Number of Accumulation Units outstanding at end of period (in thousands)	316	403	575	922	1,069	1,319	1,655	1,804	1,259	848
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.880	$17.402	$13.291	$11.536	$11.983	$10.966	$8.520	$13.979	$13.570	$12.011
Accumulation Unit Value at end of period	$18.785	$18.880	$17.402	$13.291	$11.536	$11.983	$10.966	$8.520	$13.979	$13.570
Number of Accumulation Units outstanding at end of period (in thousands)	107	122	145	165	273	331	366	405	501	630
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081
Accumulation Unit Value at end of period	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636
Number of Accumulation Units outstanding at end of period (in thousands)	322	391	587	802	990	1,292	1,577	1,914	2,826	3,660
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844	$8.438	$13.866	$13.480	$11.949
Accumulation Unit Value at end of period	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844	$8.438	$13.866	$13.480
Number of Accumulation Units outstanding at end of period (in thousands)	1,049	1,155	1,145	1,089	1,235	841	345	99	98	118
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844	$8.438	$13.866	$13.480	$11.949
Accumulation Unit Value at end of period	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844	$8.438	$13.866	$13.480
Number of Accumulation Units outstanding at end of period (in thousands)	1,049	1,155	1,145	1,089	1,235	841	345	99	98	118
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$—	$—	$—
Accumulation Unit Value at end of period	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,179	1,474	1,865	2,465	3,183	3,950	4,642	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.359	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435	$13.881	$13.516	$11.999
Accumulation Unit Value at end of period	$18.212	$18.359	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435	$13.881	$13.516
Number of Accumulation Units outstanding at end of period (in thousands)	40	61	79	106	135	192	234	272	289	183

19

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$8.411	$—	$—	$—
Accumulation Unit Value at end of period	$18.097	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	80	101	104	151	229	279	301	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$—	$—	$—
Accumulation Unit Value at end of period	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	67	87	113	149	158	234	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434	$—	$—	$—
Accumulation Unit Value at end of period	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	360	432	566	697	770	1,021	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668	$11.106	$19.460	$16.442	$14.014
Accumulation Unit Value at end of period	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668	$11.106	$19.460	$16.442
Number of Accumulation Units outstanding at end of period (in thousands)	244	284	338	428	574	742	858	1,005	1,265	1,348
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423	$10.949	$19.213	$16.258	$13.878
Accumulation Unit Value at end of period	$17.282	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423	$10.949	$19.213	$16.258
Number of Accumulation Units outstanding at end of period (in thousands)	120	152	185	262	328	404	446	492	561	583
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.300	$19.102	$15.958	$13.753	$16.243	$15.391	$10.931	$19.192	$16.248	$13.877
Accumulation Unit Value at end of period	$17.195	$18.300	$19.102	$15.958	$13.753	$16.243	$15.391	$10.931	$19.192	$16.248
Number of Accumulation Units outstanding at end of period (in thousands)	12	23	26	35	45	60	67	104	120	123
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151	$10.776	$18.949	$16.067	$13.742
Accumulation Unit Value at end of period	$16.774	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151	$10.776	$18.949	$16.067
Number of Accumulation Units outstanding at end of period (in thousands)	73	91	109	133	188	237	411	506	718	800
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151	$10.776	$18.949	$16.067	$13.742
Accumulation Unit Value at end of period	$16.774	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151	$10.776	$18.949	$16.067
Number of Accumulation Units outstanding at end of period (in thousands)	73	91	109	133	188	237	411	506	718	800
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438
Accumulation Unit Value at end of period	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185
Number of Accumulation Units outstanding at end of period (in thousands)	111	128	172	238	296	408	483	553	457	354
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438

20

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185
Number of Accumulation Units outstanding at end of period (in thousands)	111	128	172	238	296	408	483	553	457	354
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.441	$18.269	$15.315	$13.245	$15.698	$14.928	$10.639	$18.745	$15.925	$13.649
Accumulation Unit Value at end of period	$16.330	$17.441	$18.269	$15.315	$13.245	$15.698	$14.928	$10.639	$18.745	$15.925
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	40	40	70	73	82	87	97	125
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356
Accumulation Unit Value at end of period	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071
Number of Accumulation Units outstanding at end of period (in thousands)	68	81	112	145	191	237	324	379	605	807
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$18.593	$15.820	$13.579
Accumulation Unit Value at end of period	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$18.593	$15.820
Number of Accumulation Units outstanding at end of period (in thousands)	281	313	291	302	329	252	97	14	25	24
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$18.593	$15.820	$13.579
Accumulation Unit Value at end of period	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$18.593	$15.820
Number of Accumulation Units outstanding at end of period (in thousands)	281	313	291	302	329	252	97	14	25	24
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$—	$—	$—
Accumulation Unit Value at end of period	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	254	329	423	631	793	937	1,086	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.793	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945	$14.041	$11.965	$10.285
Accumulation Unit Value at end of period	$11.942	$12.793	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945	$14.041	$11.965
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	6	11	19	22	17	21	22
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$7.923	$—	$—	$—
Accumulation Unit Value at end of period	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	28	32	49	63	77	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$—	$—	$—
Accumulation Unit Value at end of period	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	22	23	28	28	39	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$7.158	$—	$—	$—
Accumulation Unit Value at end of period	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	107	147	226	282	330	407	—	—	—

21

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134	$16.354	$28.781	$22.076	$16.884
Accumulation Unit Value at end of period	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134	$16.354	$28.781	$22.076
Number of Accumulation Units outstanding at end of period (in thousands)	59	90	86	93	112	145	156	181	246	350
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829	$16.720
Accumulation Unit Value at end of period	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829
Number of Accumulation Units outstanding at end of period (in thousands)	26	38	48	66	68	90	93	101	118	97
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.837	$29.600	$27.005	$23.290	$27.501	$23.707	$16.097	$28.385	$21.816	$16.718
Accumulation Unit Value at end of period	$25.581	$26.837	$29.600	$27.005	$23.290	$27.501	$23.707	$16.097	$28.385	$21.816
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	6	6	11	14	14
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572	$16.556
Accumulation Unit Value at end of period	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572
Number of Accumulation Units outstanding at end of period (in thousands)	21	27	36	49	67	104	165	176	279	260
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572	$16.556
Accumulation Unit Value at end of period	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572
Number of Accumulation Units outstanding at end of period (in thousands)	21	27	36	49	67	104	165	176	279	260
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Accumulation Unit Value at end of period	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223
Number of Accumulation Units outstanding at end of period (in thousands)	15	19	23	43	59	120	137	145	99	80
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Accumulation Unit Value at end of period	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223
Number of Accumulation Units outstanding at end of period (in thousands)	15	19	23	43	59	120	137	145	99	80
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.577	$28.309	$25.918	$22.430	$26.580	$22.993	$15.667	$27.724	$21.382	$16.443
Accumulation Unit Value at end of period	$24.294	$25.577	$28.309	$25.918	$22.430	$26.580	$22.993	$15.667	$27.724	$21.382
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	6	7	18	21	21	23	38	27
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422
Accumulation Unit Value at end of period	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034
Number of Accumulation Units outstanding at end of period (in thousands)	18	22	25	28	40	45	50	55	111	123
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$27.499	$21.241	$16.359
Accumulation Unit Value at end of period	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$27.499	$21.241
Number of Accumulation Units outstanding at end of period (in thousands)	52	67	67	83	100	88	32	4	5	14

22

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$27.499	$21.241	$16.359
Accumulation Unit Value at end of period	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$27.499	$21.241
Number of Accumulation Units outstanding at end of period (in thousands)	52	67	67	83	100	88	32	4	5	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$—	$—	$—
Accumulation Unit Value at end of period	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	77	109	158	195	239	249	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.191	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463	$25.671	$19.858	$15.317
Accumulation Unit Value at end of period	$21.962	$23.191	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463	$25.671	$19.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	3	6	12	8	5	7	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$14.422	$—	$—	$—
Accumulation Unit Value at end of period	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	20	30	28	30	29	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.160	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158	$—	$—	$—
Accumulation Unit Value at end of period	$22.857	$24.160	$26.848	$24.678	$21.443	$25.512	$22.158	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	1	3	2	2	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253	$—	$—	$—
Accumulation Unit Value at end of period	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	20	28	43	50	89	97	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247	$7.815	$12.252	$10.868	$10.476
Accumulation Unit Value at end of period	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247	$7.815	$12.252	$10.868
Number of Accumulation Units outstanding at end of period (in thousands)	14	8	10	14	19	22	56	52	17	12
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838	$10.463
Accumulation Unit Value at end of period	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	26	33	36	45	43	45	49	43
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.517	$15.817	$11.690	$10.872	$11.605	$10.148	$7.755	$12.182	$10.828	$10.458
Accumulation Unit Value at end of period	$16.964	$16.517	$15.817	$11.690	$10.872	$11.605	$10.148	$7.755	$12.182	$10.828
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	1	—	—	—	—

23

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798	$10.445
Accumulation Unit Value at end of period	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	16	32	79	67	80	81	65	60
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798	$10.445
Accumulation Unit Value at end of period	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	16	32	79	67	80	81	65	60
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Accumulation Unit Value at end of period	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	19	31	25	33	33	42	41	38
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Accumulation Unit Value at end of period	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	19	31	25	33	33	42	41	38
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.958	$15.336	$11.374	$10.615	$11.370	$9.978	$7.652	$12.062	$10.759	$10.428
Accumulation Unit Value at end of period	$16.333	$15.958	$15.336	$11.374	$10.615	$11.370	$9.978	$7.652	$12.062	$10.759
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	1
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419
Accumulation Unit Value at end of period	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	15	15	26	36	37	17	13	10
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$12.011	$10.729	$10.415
Accumulation Unit Value at end of period	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$12.011	$10.729
Number of Accumulation Units outstanding at end of period (in thousands)	30	26	27	23	24	7	2	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$12.011	$10.729	$10.415
Accumulation Unit Value at end of period	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$12.011	$10.729
Number of Accumulation Units outstanding at end of period (in thousands)	30	26	27	23	24	7	2	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$—	$—	$—
Accumulation Unit Value at end of period	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	33	30	47	68	136	137	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.494	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564	$11.960	$10.700	$10.402
Accumulation Unit Value at end of period	$15.810	$15.494	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564	$11.960	$10.700
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	16	20	24	24	26	19	16	16

24

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550	$—	$—	$—
Accumulation Unit Value at end of period	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535	$—	$—	$—
Accumulation Unit Value at end of period	$15.640	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	5	11	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492	$—	$—	$—
Accumulation Unit Value at end of period	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	15	16	22	20	22	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804	$12.607	$22.193	$28.440	$23.917
Accumulation Unit Value at end of period	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804	$12.607	$22.193	$28.440
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	30	31	40	43	45	56	98	115
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.077	$20.379	$20.228	$16.124	$17.357	$14.572	$12.428	$21.912	$28.122	$23.685
Accumulation Unit Value at end of period	$22.852	$23.077	$20.379	$20.228	$16.124	$17.357	$14.572	$12.428	$21.912	$28.122
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	7	7	7	10	15	20	23
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.972	$20.295	$20.155	$16.074	$17.312	$14.542	$12.409	$21.888	$28.105	$23.683
Accumulation Unit Value at end of period	$22.736	$22.972	$20.295	$20.155	$16.074	$17.312	$14.542	$12.409	$21.888	$28.105
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	3	3	4
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.443	$19.859	$19.751	$15.775	$17.016	$14.315	$12.233	$21.611	$27.791	$23.453
Accumulation Unit Value at end of period	$22.180	$22.443	$19.859	$19.751	$15.775	$17.016	$14.315	$12.233	$21.611	$27.791
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	2	2	4	5
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.443	$19.859	$19.751	$15.775	$17.016	$14.315	$12.233	$21.611	$27.791	$23.453
Accumulation Unit Value at end of period	$22.180	$22.443	$19.859	$19.751	$15.775	$17.016	$14.315	$12.233	$21.611	$27.791
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	2	2	4	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063	$19.574	$25.209	$21.306
Accumulation Unit Value at end of period	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063	$19.574	$25.209
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063	$19.574	$25.209	$21.306

25

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063	$19.574	$25.209
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.893	$19.410	$19.344	$15.481	$16.732	$14.104	$12.077	$21.378	$27.547	$23.293
Accumulation Unit Value at end of period	$21.593	$21.893	$19.410	$19.344	$15.481	$16.732	$14.104	$12.077	$21.378	$27.547
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362	$24.974	$21.139
Accumulation Unit Value at end of period	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362	$24.974
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.489	$19.080	$19.044	$15.264	$16.522	$13.947	$11.961	$21.205	$27.365	$23.174
Accumulation Unit Value at end of period	$21.162	$21.489	$19.080	$19.044	$15.264	$16.522	$13.947	$11.961	$21.205	$27.365
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.489	$19.080	$19.044	$15.264	$16.522	$13.947	$11.961	$21.205	$27.365	$23.174
Accumulation Unit Value at end of period	$21.162	$21.489	$19.080	$19.044	$15.264	$16.522	$13.947	$11.961	$21.205	$27.365
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.200	$18.833	$18.806	$15.081	$16.332	$13.794	$11.836	$—	$—	$—
Accumulation Unit Value at end of period	$20.867	$21.200	$18.833	$18.806	$15.081	$16.332	$13.794	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.207	$17.080	$17.073	$13.704	$14.856	$12.560	$10.788	$19.154	$24.754	$20.995
Accumulation Unit Value at end of period	$18.887	$19.207	$17.080	$17.073	$13.704	$14.856	$12.560	$10.788	$19.154	$24.754
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.101	$16.995	$16.996	$13.650	$14.804	$12.523	$10.761	$—	$—	$—
Accumulation Unit Value at end of period	$18.774	$19.101	$16.995	$16.996	$13.650	$14.804	$12.523	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.679	$18.408	$18.418	$14.799	$16.060	$13.591	$11.685	$—	$—	$—
Accumulation Unit Value at end of period	$20.314	$20.679	$18.408	$18.418	$14.799	$16.060	$13.591	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347	$10.631	$—	$—	$—
Accumulation Unit Value at end of period	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

26

Sub-Account	As of December 31,
	2015	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943	$11.176	$16.111	$15.747	$13.505
Accumulation Unit Value at end of period	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943	$11.176	$16.111	$15.747
Number of Accumulation Units outstanding at end of period (in thousands)	221	269	305	365	395	425	595	685	852	786
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637	$13.431
Accumulation Unit Value at end of period	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637
Number of Accumulation Units outstanding at end of period (in thousands)	463	558	797	1,016	1,307	1,497	1,625	1,794	2,079	1,796
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.043	$20.439	$18.227	$16.441	$16.317	$14.715	$11.027	$15.930	$15.600	$13.407
Accumulation Unit Value at end of period	$19.248	$21.043	$20.439	$18.227	$16.441	$16.317	$14.715	$11.027	$15.930	$15.600
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	20	22	29	20	23	31	34	28
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491	$13.333
Accumulation Unit Value at end of period	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491
Number of Accumulation Units outstanding at end of period (in thousands)	355	432	523	719	920	1,200	1,620	1,946	2,649	2,393
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491	$13.333
Accumulation Unit Value at end of period	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491
Number of Accumulation Units outstanding at end of period (in thousands)	355	432	523	719	920	1,200	1,620	1,946	2,649	2,393
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Accumulation Unit Value at end of period	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383
Number of Accumulation Units outstanding at end of period (in thousands)	212	271	364	562	733	998	1,242	1,372	1,167	945
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Accumulation Unit Value at end of period	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383
Number of Accumulation Units outstanding at end of period (in thousands)	212	271	364	562	733	998	1,242	1,372	1,167	945
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.140	$19.631	$17.568	$15.902	$15.838	$14.333	$10.778	$15.624	$15.355	$13.242
Accumulation Unit Value at end of period	$18.358	$20.140	$19.631	$17.568	$15.902	$15.838	$14.333	$10.778	$15.624	$15.355
Number of Accumulation Units outstanding at end of period (in thousands)	38	49	69	68	113	145	173	209	274	288
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187
Accumulation Unit Value at end of period	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276
Number of Accumulation Units outstanding at end of period (in thousands)	187	251	311	423	501	681	846	1,008	1,567	1,914
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$15.498	$15.254	$13.174
Accumulation Unit Value at end of period	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$15.498	$15.254
Number of Accumulation Units outstanding at end of period (in thousands)	1,201	1,274	1,269	1,104	1,019	596	221	23	86	55

27

Sub-Account	As of December 31,
	2015	2013	2012	2011	2010	2009	2008	2007	2006	2005
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$15.498	$15.254	$13.174
Accumulation Unit Value at end of period	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$15.498	$15.254
Number of Accumulation Units outstanding at end of period (in thousands)	1,201	1,274	1,269	1,104	1,019	596	221	23	86	55
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$—	$—	$—
Accumulation Unit Value at end of period	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	643	798	1,070	1,472	1,942	2,313	2,695	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.389	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565	$15.361	$15.142	$13.097
Accumulation Unit Value at end of period	$17.620	$19.389	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565	$15.361	$15.142
Number of Accumulation Units outstanding at end of period (in thousands)	33	41	53	70	115	165	189	209	245	232
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535	$—	$—	$—
Accumulation Unit Value at end of period	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	66	72	80	106	142	184	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.152	$18.743	$16.840	$15.304	$15.304	$13.905	$10.499	$—	$—	$—
Accumulation Unit Value at end of period	$17.388	$19.152	$18.743	$16.840	$15.304	$15.304	$13.905	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	40	36	56	64	95	166	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411	$—	$—	$—
Accumulation Unit Value at end of period	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	238	306	389	483	573	641	839	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410	$8.137	$12.604	$12.032	$11.003
Accumulation Unit Value at end of period	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410	$8.137	$12.604	$12.032
Number of Accumulation Units outstanding at end of period (in thousands)	21	17	27	24	24	24	37	46	58	62
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948	$10.942
Accumulation Unit Value at end of period	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	45	52	84	104	130	138	135	139	152	140
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.908	$15.277	$12.068	$10.912	$11.258	$10.251	$8.029	$12.462	$11.920	$10.922
Accumulation Unit Value at end of period	$17.575	$16.908	$15.277	$12.068	$10.912	$11.258	$10.251	$8.029	$12.462	$11.920
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	1	2	3	3	2	2	6	6

28

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837	$10.862
Accumulation Unit Value at end of period	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	18	24	33	50	69	86	119	118
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837	$10.862
Accumulation Unit Value at end of period	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	18	24	33	50	69	86	119	118
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Accumulation Unit Value at end of period	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	27	34	50	65	80	87	109	126	130	90
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Accumulation Unit Value at end of period	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	27	34	50	65	80	87	109	126	130	90
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.183	$14.673	$11.631	$10.554	$10.927	$9.985	$7.848	$12.223	$11.733	$10.788
Accumulation Unit Value at end of period	$16.762	$16.183	$14.673	$11.631	$10.554	$10.927	$9.985	$7.848	$12.223	$11.733
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	9	12	15	17	27	31	37	45
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Accumulation Unit Value at end of period	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672
Number of Accumulation Units outstanding at end of period (in thousands)	24	26	35	47	67	87	97	108	161	237
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$12.124	$11.655	$10.733
Accumulation Unit Value at end of period	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$12.124	$11.655
Number of Accumulation Units outstanding at end of period (in thousands)	108	120	126	133	177	140	62	5	15	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$12.124	$11.655	$10.733
Accumulation Unit Value at end of period	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$12.124	$11.655
Number of Accumulation Units outstanding at end of period (in thousands)	108	120	126	133	177	140	62	5	15	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$—	$—	$—
Accumulation Unit Value at end of period	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	132	172	247	357	441	534	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.579	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692	$12.017	$11.570	$10.670
Accumulation Unit Value at end of period	$16.089	$15.579	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692	$12.017	$11.570
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	—	—	1	1	2	3	9	12

29

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$—	$—	$—
Accumulation Unit Value at end of period	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	9	11	15	21	22	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644	$—	$—	$—
Accumulation Unit Value at end of period	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	5	5	6	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$7.581	$—	$—	$—
Accumulation Unit Value at end of period	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	44	39	49	58	78	106	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018	$15.639	$22.168	$20.099	$16.563
Accumulation Unit Value at end of period	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018	$15.639	$22.168	$20.099
Number of Accumulation Units outstanding at end of period (in thousands)	53	89	87	105	134	135	155	178	183	135
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	49	68	79	103	123	138	137	141	161	151
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.780	$27.665	$22.028	$19.746	$20.676	$18.766	$15.463	$21.962	$19.952	$16.475
Accumulation Unit Value at end of period	$27.290	$28.780	$27.665	$22.028	$19.746	$20.676	$18.766	$15.463	$21.962	$19.952
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	8	8	10	10	13	16	20	19
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842	$16.409
Accumulation Unit Value at end of period	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842
Number of Accumulation Units outstanding at end of period (in thousands)	61	68	81	104	138	173	223	233	345	308
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842	$16.409
Accumulation Unit Value at end of period	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842
Number of Accumulation Units outstanding at end of period (in thousands)	61	68	81	104	138	173	223	233	345	308
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Accumulation Unit Value at end of period	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	48	73	89	117	135	136	145	112
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344

30

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	48	73	89	117	135	136	145	112
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.629	$26.651	$21.295	$19.155	$20.129	$18.333	$15.159	$21.606	$19.697	$16.322
Accumulation Unit Value at end of period	$26.106	$27.629	$26.651	$21.295	$19.155	$20.129	$18.333	$15.159	$21.606	$19.697
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	12	15	19	18	17	20	19
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Accumulation Unit Value at end of period	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	37	49	70	85	97	98	190	198
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$21.455	$19.589	$16.257
Accumulation Unit Value at end of period	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$21.455	$19.589
Number of Accumulation Units outstanding at end of period (in thousands)	102	120	127	162	130	103	32	3	13	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$21.455	$19.589	$16.257
Accumulation Unit Value at end of period	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$21.455	$19.589
Number of Accumulation Units outstanding at end of period (in thousands)	102	120	127	162	130	103	32	3	13	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$—	$—	$—
Accumulation Unit Value at end of period	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	91	168	246	327	431	457	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.678	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903	$21.305	$19.482	$16.192
Accumulation Unit Value at end of period	$25.132	$26.678	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903	$21.305	$19.482
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	15	21	28	34	39	41	51	42
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$—	$—	$—
Accumulation Unit Value at end of period	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	25	28	30	28	29	45	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.369	$25.538	$20.487	$18.502	$19.521	$17.850	$14.819	$—	$—	$—
Accumulation Unit Value at end of period	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521	$17.850	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	8	11	14	14	15	18	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703	$—	$—	$—
Accumulation Unit Value at end of period	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	54	71	88	99	102	131	—	—	—

31

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777	$11.084	$17.874	$17.516	$15.005
Accumulation Unit Value at end of period	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777	$11.084	$17.874	$17.516
Number of Accumulation Units outstanding at end of period (in thousands)	272	309	355	458	608	751	871	1,027	1,233	1,368
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562	$10.928	$17.647	$17.320	$14.859
Accumulation Unit Value at end of period	$20.291	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562	$10.928	$17.647	$17.320
Number of Accumulation Units outstanding at end of period (in thousands)	238	290	413	553	729	894	964	1,098	1,279	1,211
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.579	$20.469	$16.216	$14.423	$14.810	$13.534	$10.910	$17.628	$17.310	$14.858
Accumulation Unit Value at end of period	$20.188	$21.579	$20.469	$16.216	$14.423	$14.810	$13.534	$10.910	$17.628	$17.310
Number of Accumulation Units outstanding at end of period (in thousands)	37	55	58	69	75	82	93	130	158	162
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322	$10.756	$17.405	$17.116	$14.714
Accumulation Unit Value at end of period	$19.694	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322	$10.756	$17.405	$17.116
Number of Accumulation Units outstanding at end of period (in thousands)	277	326	409	523	700	988	1,344	1,704	2,301	2,532
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322	$10.756	$17.405	$17.116	$14.714
Accumulation Unit Value at end of period	$19.694	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322	$10.756	$17.405	$17.116
Number of Accumulation Units outstanding at end of period (in thousands)	277	326	409	523	700	988	1,344	1,704	2,301	2,532
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034
Accumulation Unit Value at end of period	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301
Number of Accumulation Units outstanding at end of period (in thousands)	171	212	291	495	588	777	1,002	1,074	895	672
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034
Accumulation Unit Value at end of period	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301
Number of Accumulation Units outstanding at end of period (in thousands)	171	212	291	495	588	777	1,002	1,074	895	672
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.565	$19.576	$15.563	$13.891	$14.314	$13.126	$10.619	$17.217	$16.966	$14.614
Accumulation Unit Value at end of period	$19.173	$20.565	$19.576	$15.563	$13.891	$14.314	$13.126	$10.619	$17.217	$16.966
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	27	36	65	76	107	129	189	206
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924
Accumulation Unit Value at end of period	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149
Number of Accumulation Units outstanding at end of period (in thousands)	127	151	188	267	318	420	565	704	1,160	1,566
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981	$10.517	$17.078	$16.854	$14.539
Accumulation Unit Value at end of period	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981	$10.517	$17.078	$16.854
Number of Accumulation Units outstanding at end of period (in thousands)	555	589	586	467	468	336	151	29	40	50

32

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981	$10.517	$17.078	$16.854	$14.539
Accumulation Unit Value at end of period	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981	$10.517	$17.078	$16.854
Number of Accumulation Units outstanding at end of period (in thousands)	555	589	586	467	468	336	151	29	40	50
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$—	$—	$—
Accumulation Unit Value at end of period	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	435	512	680	931	1,194	1,470	1,768	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.943	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959	$16.196	$16.007	$13.829
Accumulation Unit Value at end of period	$17.607	$18.943	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959	$16.196	$16.007
Number of Accumulation Units outstanding at end of period (in thousands)	16	23	28	38	61	72	90	115	118	140
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$9.930	$—	$—	$—
Accumulation Unit Value at end of period	$17.496	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	33	32	37	60	84	86	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$—	$—	$—
Accumulation Unit Value at end of period	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	31	42	56	63	79	114	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$10.200	$—	$—	$—
Accumulation Unit Value at end of period	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	146	205	265	324	373	491	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451	$10.761	$14.969	$15.599	$13.507
Accumulation Unit Value at end of period	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451	$10.761	$14.969	$15.599
Number of Accumulation Units outstanding at end of period (in thousands)	78	91	94	106	145	173	196	243	279	325
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327	$10.669	$14.865	$15.514	$13.453
Accumulation Unit Value at end of period	$21.850	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327	$10.669	$14.865	$15.514
Number of Accumulation Units outstanding at end of period (in thousands)	123	151	251	348	451	500	511	549	587	529
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.897	$21.400	$16.767	$15.217	$14.588	$12.286	$10.639	$14.830	$15.485	$13.435
Accumulation Unit Value at end of period	$21.712	$22.897	$21.400	$16.767	$15.217	$14.588	$12.286	$10.639	$14.830	$15.485
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	9	9	9	9	9	10	12	14

33

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164	$10.549	$14.726	$15.400	$13.381
Accumulation Unit Value at end of period	$21.303	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164	$10.549	$14.726	$15.400
Number of Accumulation Units outstanding at end of period (in thousands)	83	97	136	175	232	244	298	373	519	446
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164	$10.549	$14.726	$15.400	$13.381
Accumulation Unit Value at end of period	$21.303	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164	$10.549	$14.726	$15.400
Number of Accumulation Units outstanding at end of period (in thousands)	83	97	136	175	232	244	298	373	519	446
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328
Accumulation Unit Value at end of period	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316
Number of Accumulation Units outstanding at end of period (in thousands)	60	75	103	147	180	249	273	296	281	213
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328
Accumulation Unit Value at end of period	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316
Number of Accumulation Units outstanding at end of period (in thousands)	60	75	103	147	180	249	273	296	281	213
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.981	$20.616	$16.209	$14.762	$14.201	$12.003	$10.430	$14.589	$15.288	$13.310
Accumulation Unit Value at end of period	$20.770	$21.981	$20.616	$16.209	$14.762	$14.201	$12.003	$10.430	$14.589	$15.288
Number of Accumulation Units outstanding at end of period (in thousands)	30	33	37	43	65	72	76	87	105	122
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274
Accumulation Unit Value at end of period	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232
Number of Accumulation Units outstanding at end of period (in thousands)	50	58	71	99	142	166	197	252	371	399
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883	$10.342	$14.488	$15.204	$13.257
Accumulation Unit Value at end of period	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883	$10.342	$14.488	$15.204
Number of Accumulation Units outstanding at end of period (in thousands)	484	563	509	408	370	196	44	10	9	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883	$10.342	$14.488	$15.204	$13.257
Accumulation Unit Value at end of period	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883	$10.342	$14.488	$15.204
Number of Accumulation Units outstanding at end of period (in thousands)	484	563	509	408	370	196	44	10	9	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$—	$—	$—
Accumulation Unit Value at end of period	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	275	345	435	646	856	1,018	1,073	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.225	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254	$14.387	$15.120	$13.204
Accumulation Unit Value at end of period	$19.995	$21.225	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254	$14.387	$15.120
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	17	24	48	67	64	74	83	69

34

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$10.225	$—	$—	$—
Accumulation Unit Value at end of period	$19.869	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	36	41	49	42	46	44	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196	$—	$—	$—
Accumulation Unit Value at end of period	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	11	16	15	15	27	47	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116	$—	$—	$—
Accumulation Unit Value at end of period	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	154	182	241	297	314	364	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783	$6.111	$9.252	$9.253	$—
Accumulation Unit Value at end of period	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783	$6.111	$9.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	32	35	32	39	51	33	13	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756	$6.099	$9.248	$9.251	$—
Accumulation Unit Value at end of period	$13.102	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756	$6.099	$9.248	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	22	20	39	38	25	12	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.316	$14.464	$10.788	$9.259	$9.777	$7.748	$6.095	$9.247	$9.251	$—
Accumulation Unit Value at end of period	$13.048	$14.316	$14.464	$10.788	$9.259	$9.777	$7.748	$6.095	$9.247	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	1	6	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721	$6.084	$9.243	$9.249	$—
Accumulation Unit Value at end of period	$12.887	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721	$6.084	$9.243	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	19	25	30	40	26	48	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721	$6.084	$9.243	$9.249	$—
Accumulation Unit Value at end of period	$12.887	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721	$6.084	$9.243	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	19	25	30	40	26	48	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$9.247	$—
Accumulation Unit Value at end of period	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	11	22	25	22	16	8	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$9.247	$—

35

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	11	22	25	22	16	8	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.956	$14.150	$10.591	$9.122	$9.665	$7.686	$6.068	$9.238	$9.246	$—
Accumulation Unit Value at end of period	$12.675	$13.956	$14.150	$10.591	$9.122	$9.665	$7.686	$6.068	$9.238	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	2	1	1	—	1	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$9.245	$—
Accumulation Unit Value at end of period	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	14	6	14	17	15	9	1	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$9.234	$9.244	$—
Accumulation Unit Value at end of period	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$9.234	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	48	49	45	26	60	29	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$9.234	$9.244	$—
Accumulation Unit Value at end of period	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$9.234	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	48	49	45	26	60	29	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$—	$—	$—
Accumulation Unit Value at end of period	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	21	30	61	105	121	81	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.654	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045	$9.230	$9.242	$—
Accumulation Unit Value at end of period	$12.364	$13.654	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045	$9.230	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	8	11	19	33	24	16	1	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$6.041	$—	$—	$—
Accumulation Unit Value at end of period	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037	$—	$—	$—
Accumulation Unit Value at end of period	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	1	1	1	1	1	6	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$6.025	$—	$—	$—
Accumulation Unit Value at end of period	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	10	19	20	15	13	16	—	—	—

36

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939	$8.433	$14.872	$13.557	$12.649
Accumulation Unit Value at end of period	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939	$8.433	$14.872	$13.557
Number of Accumulation Units outstanding at end of period (in thousands)	150	187	232	275	336	400	498	574	664	777
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752	$8.313	$14.683	$13.406	$12.526
Accumulation Unit Value at end of period	$20.839	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752	$8.313	$14.683	$13.406
Number of Accumulation Units outstanding at end of period (in thousands)	27	35	47	69	81	86	88	108	105	116
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.642	$20.463	$15.050	$13.796	$14.730	$11.728	$8.300	$14.667	$13.398	$12.525
Accumulation Unit Value at end of period	$20.733	$21.642	$20.463	$15.050	$13.796	$14.730	$11.728	$8.300	$14.667	$13.398
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	8	9	9	13	25	21	25	27
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544	$8.183	$14.481	$13.248	$12.403
Accumulation Unit Value at end of period	$20.226	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544	$8.183	$14.481	$13.248
Number of Accumulation Units outstanding at end of period (in thousands)	69	85	117	173	222	278	385	428	527	609
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544	$8.183	$14.481	$13.248	$12.403
Accumulation Unit Value at end of period	$20.226	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544	$8.183	$14.481	$13.248
Number of Accumulation Units outstanding at end of period (in thousands)	69	85	117	173	222	278	385	428	527	609
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152
Accumulation Unit Value at end of period	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627
Number of Accumulation Units outstanding at end of period (in thousands)	55	78	108	157	194	260	337	330	250	127
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152
Accumulation Unit Value at end of period	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627
Number of Accumulation Units outstanding at end of period (in thousands)	55	78	108	157	194	260	337	330	250	127
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.626	$19.570	$14.444	$13.287	$14.236	$11.374	$8.078	$14.325	$13.131	$12.319
Accumulation Unit Value at end of period	$19.690	$20.626	$19.570	$14.444	$13.287	$14.236	$11.374	$8.078	$14.325	$13.131
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	16	18	25	30	40	46	100	111
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096
Accumulation Unit Value at end of period	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556
Number of Accumulation Units outstanding at end of period (in thousands)	135	153	233	288	359	466	597	716	1,201	1,520
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248	$8.001	$14.209	$13.044	$12.256
Accumulation Unit Value at end of period	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248	$8.001	$14.209	$13.044
Number of Accumulation Units outstanding at end of period (in thousands)	131	207	190	157	140	98	40	14	16	14

37

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248	$8.001	$14.209	$13.044	$12.256
Accumulation Unit Value at end of period	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248	$8.001	$14.209	$13.044
Number of Accumulation Units outstanding at end of period (in thousands)	131	207	190	157	140	98	40	14	16	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$—	$—	$—
Accumulation Unit Value at end of period	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	171	188	232	316	384	458	573	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.486	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580	$8.146	$7.490	$7.048
Accumulation Unit Value at end of period	$10.932	$11.486	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580	$8.146	$7.490
Number of Accumulation Units outstanding at end of period (in thousands)	14	9	32	16	35	37	53	46	47	68
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$4.567	$—	$—	$—
Accumulation Unit Value at end of period	$10.862	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	20	53	69	84	91	98	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$—	$—	$—
Accumulation Unit Value at end of period	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	12	16	18	32	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$4.493	$—	$—	$—
Accumulation Unit Value at end of period	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	63	94	156	208	212	323	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786	$14.302	$16.302	$15.566	$14.548
Accumulation Unit Value at end of period	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786	$14.302	$16.302	$15.566
Number of Accumulation Units outstanding at end of period (in thousands)	136	167	217	239	283	339	456	488	593	607
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508	$14.100	$16.095	$15.392	$14.407
Accumulation Unit Value at end of period	$21.017	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508	$14.100	$16.095	$15.392
Number of Accumulation Units outstanding at end of period (in thousands)	82	103	148	199	254	272	282	299	303	340
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.046	$21.936	$21.531	$19.341	$19.122	$17.472	$14.077	$16.078	$15.383	$14.406
Accumulation Unit Value at end of period	$20.911	$22.046	$21.936	$21.531	$19.341	$19.122	$17.472	$14.077	$16.078	$15.383
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	10	24	17	18	18	38	36

38

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199	$13.878	$15.874	$15.211	$14.266
Accumulation Unit Value at end of period	$20.399	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199	$13.878	$15.874	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	74	98	132	200	271	324	447	521	709	683
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199	$13.878	$15.874	$15.211	$14.266
Accumulation Unit Value at end of period	$20.399	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199	$13.878	$15.874	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	74	98	132	200	271	324	447	521	709	683
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623
Accumulation Unit Value at end of period	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	85	101	138	206	213	259	273	283	211	156
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623
Accumulation Unit Value at end of period	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	85	101	138	206	213	259	273	283	211	156
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.011	$20.980	$20.665	$18.627	$18.481	$16.945	$13.701	$15.703	$15.077	$14.169
Accumulation Unit Value at end of period	$19.859	$21.011	$20.980	$20.665	$18.627	$18.481	$16.945	$13.701	$15.703	$15.077
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	24	29	33	43	48	55	71	66
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516
Accumulation Unit Value at end of period	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368
Number of Accumulation Units outstanding at end of period (in thousands)	107	118	204	243	280	321	399	454	699	874
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$15.576	$14.977	$14.096
Accumulation Unit Value at end of period	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$15.576	$14.977
Number of Accumulation Units outstanding at end of period (in thousands)	286	362	378	378	361	233	96	12	27	18
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$15.576	$14.977	$14.096
Accumulation Unit Value at end of period	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$15.576	$14.977
Number of Accumulation Units outstanding at end of period (in thousands)	286	362	378	378	361	233	96	12	27	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$—	$—	$—
Accumulation Unit Value at end of period	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	258	323	430	655	824	1,023	1,075	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.376	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865	$14.789	$14.242	$13.424
Accumulation Unit Value at end of period	$18.260	$19.376	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865	$14.789	$14.242
Number of Accumulation Units outstanding at end of period (in thousands)	23	32	44	55	70	99	137	124	102	37

39

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$12.828	$—	$—	$—
Accumulation Unit Value at end of period	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	16	34	39	69	88	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$—	$—	$—
Accumulation Unit Value at end of period	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	25	24	27	23	52	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$12.761	$—	$—	$—
Accumulation Unit Value at end of period	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	66	87	120	136	138	189	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163	$1.178	$1.170	$1.131	$1.095
Accumulation Unit Value at end of period	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163	$1.178	$1.170	$1.131
Number of Accumulation Units outstanding at end of period (in thousands)	1,570	1,880	3,119	3,816	4,600	6,376	7,632	15,155	11,023	7,115
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118	$1.084
Accumulation Unit Value at end of period	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	1,352	2,200	2,601	4,111	4,084	4,083	4,474	6,506	3,733	2,792
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.055	$1.071	$1.089	$1.106	$1.124	$1.142	$1.160	$1.154	$1.117	$1.084
Accumulation Unit Value at end of period	$1.040	$1.055	$1.071	$1.089	$1.106	$1.124	$1.142	$1.160	$1.154	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	592	346	347	346	346	368	445	1,991	704	733
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105	$1.074
Accumulation Unit Value at end of period	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	1,028	1,746	2,258	3,534	3,913	4,533	7,923	12,288	10,365	8,380
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105	$1.074
Accumulation Unit Value at end of period	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	1,028	1,746	2,258	3,534	3,913	4,533	7,923	12,288	10,365	8,380
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014
Accumulation Unit Value at end of period	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041
Number of Accumulation Units outstanding at end of period (in thousands)	879	1,188	1,289	1,989	4,431	3,123	4,604	7,058	1,766	1,420
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014

40

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041
Number of Accumulation Units outstanding at end of period (in thousands)	879	1,188	1,289	1,989	4,431	3,123	4,604	7,058	1,766	1,420
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.006	$1.025	$1.045	$1.065	$1.086	$1.108	$1.129	$1.127	$1.095	$1.067
Accumulation Unit Value at end of period	$0.988	$1.006	$1.025	$1.045	$1.065	$1.086	$1.108	$1.129	$1.127	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	214	225	234	1,300	1,808	941	900	1,544	1,392	1,713
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006
Accumulation Unit Value at end of period	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032
Number of Accumulation Units outstanding at end of period (in thousands)	2,257	2,691	3,451	4,063	5,012	4,783	7,035	10,755	10,787	6,310
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$1.118	$1.088	$1.061
Accumulation Unit Value at end of period	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$1.118	$1.088
Number of Accumulation Units outstanding at end of period (in thousands)	1,976	2,390	2,993	3,108	3,260	2,255	3,488	719	227	656
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$1.118	$1.088	$1.061
Accumulation Unit Value at end of period	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$1.118	$1.088
Number of Accumulation Units outstanding at end of period (in thousands)	1,976	2,390	2,993	3,108	3,260	2,255	3,488	719	227	656
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$—	$—	$—
Accumulation Unit Value at end of period	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,038	4,027	6,045	8,966	15,720	16,183	23,167	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.917	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048	$1.049	$1.023	$0.999
Accumulation Unit Value at end of period	$0.898	$0.917	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048	$1.049	$1.023
Number of Accumulation Units outstanding at end of period (in thousands)	14	18	37	116	196	512	862	1,415	2,490	258
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$1.045	$—	$—	$—
Accumulation Unit Value at end of period	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	161	188	441	546	1,048	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092	$—	$—	$—
Accumulation Unit Value at end of period	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	101	330	388	923	1,114	1,277	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033	$—	$—	$—
Accumulation Unit Value at end of period	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,106	1,252	1,918	2,080	2,647	2,735	4,816	—	—	—

41

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.279	$14.288	$10.339	$9.219	$10.726	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.821	$15.279	$14.288	$10.339	$9.219	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	48	58	29	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.192	$14.228	$10.312	$9.208	$10.724	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.707	$15.192	$14.228	$10.312	$9.208	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	21	31	21	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.163	$14.209	$10.302	$9.205	$10.724	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.670	$15.163	$14.209	$10.302	$9.205	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	6	2	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.077	$14.149	$10.275	$9.194	$10.722	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.558	$15.077	$14.149	$10.275	$9.194	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	61	69	110	51	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.077	$14.149	$10.275	$9.194	$10.722	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.558	$15.077	$14.149	$10.275	$9.194	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	61	69	110	51	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.992	$14.090	$10.247	$9.183	$10.720	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.446	$14.992	$14.090	$10.247	$9.183	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	31	55	26	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.992	$14.090	$10.247	$9.183	$10.720	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.446	$14.992	$14.090	$10.247	$9.183	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	31	55	26	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.963	$14.071	$10.238	$9.179	$10.719	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.409	$14.963	$14.071	$10.238	$9.179	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	5	10	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.907	$14.031	$10.220	$9.172	$10.718	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.336	$14.907	$14.031	$10.220	$9.172	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	67	80	106	57	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.879	$14.012	$10.210	$9.168	$10.717	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.299	$14.879	$14.012	$10.210	$9.168	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	32	25	39	8	—	—	—	—	—

42

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.879	$14.012	$10.210	$9.168	$10.717	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.299	$14.879	$14.012	$10.210	$9.168	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	32	25	39	8	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.850	$13.992	$10.201	$9.165	$10.716	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.262	$14.850	$13.992	$10.201	$9.165	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	95	107	169	101	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.794	$13.953	$10.183	$9.157	$10.715	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.189	$14.794	$13.953	$10.183	$9.157	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	9	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.766	$13.934	$10.174	$9.154	$10.714	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.153	$14.766	$13.934	$10.174	$9.154	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	25	31	14	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.738	$13.914	$10.165	$9.150	$10.713	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.117	$14.738	$13.914	$10.165	$9.150	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	7	9	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.655	$13.856	$10.138	$9.139	$10.711	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.009	$14.655	$13.856	$10.138	$9.139	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	29	26	37	24	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013	$8.704	$12.636	$11.852	$10.299
Accumulation Unit Value at end of period	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013	$8.704	$12.636	$11.852
Number of Accumulation Units outstanding at end of period (in thousands)	13	19	35	42	52	76	91	97	109	129
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819	$10.286
Accumulation Unit Value at end of period	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819
Number of Accumulation Units outstanding at end of period (in thousands)	43	51	66	106	151	170	178	183	211	217
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.547	$16.487	$12.962	$11.565	$11.759	$10.907	$8.638	$12.564	$11.809	$10.282
Accumulation Unit Value at end of period	$16.272	$17.547	$16.487	$12.962	$11.565	$11.759	$10.907	$8.638	$12.564	$11.809
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	5	5	5	5	9	10	10

43

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776	$10.269
Accumulation Unit Value at end of period	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	58	93	117	139	195	264	334	417
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776	$10.269
Accumulation Unit Value at end of period	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	58	93	117	139	195	264	334	417
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Accumulation Unit Value at end of period	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744
Number of Accumulation Units outstanding at end of period (in thousands)	42	46	64	119	127	138	167	184	156	135
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Accumulation Unit Value at end of period	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744
Number of Accumulation Units outstanding at end of period (in thousands)	42	46	64	119	127	138	167	184	156	135
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.953	$15.985	$12.611	$11.291	$11.521	$10.723	$8.523	$12.440	$11.733	$10.252
Accumulation Unit Value at end of period	$15.667	$16.953	$15.985	$12.611	$11.291	$11.521	$10.723	$8.523	$12.440	$11.733
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	27	30	36	41	65	67	84	100
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243
Accumulation Unit Value at end of period	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711
Number of Accumulation Units outstanding at end of period (in thousands)	27	28	33	58	85	102	122	151	192	324
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$12.387	$11.701	$10.239
Accumulation Unit Value at end of period	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$12.387	$11.701
Number of Accumulation Units outstanding at end of period (in thousands)	185	200	208	229	302	225	68	8	10	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$12.387	$11.701	$10.239
Accumulation Unit Value at end of period	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$12.387	$11.701
Number of Accumulation Units outstanding at end of period (in thousands)	185	200	208	229	302	225	68	8	10	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$—	$—	$—
Accumulation Unit Value at end of period	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	176	244	345	493	650	787	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.460	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425	$12.335	$11.668	$10.226
Accumulation Unit Value at end of period	$15.165	$16.460	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425	$12.335	$11.668
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	5	5	9	10	5	10	16

44

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$8.409	$—	$—	$—
Accumulation Unit Value at end of period	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	8	21	39	40	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393	$—	$—	$—
Accumulation Unit Value at end of period	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	11	10	9	9	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345	$—	$—	$—
Accumulation Unit Value at end of period	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	41	47	65	81	110	143	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277	$1.295	$1.169	$1.115	$1.092
Accumulation Unit Value at end of period	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277	$1.295	$1.169	$1.115
Number of Accumulation Units outstanding at end of period (in thousands)	1,426	1,545	1,833	2,264	2,590	3,124	3,398	5,350	4,201	4,301
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106	$1.085
Accumulation Unit Value at end of period	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106
Number of Accumulation Units outstanding at end of period (in thousands)	2,376	2,887	3,712	4,834	5,467	6,392	6,571	7,401	6,115	4,473
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.370	$1.337	$1.395	$1.383	$1.303	$1.256	$1.276	$1.155	$1.103	$1.083
Accumulation Unit Value at end of period	$1.353	$1.370	$1.337	$1.395	$1.383	$1.303	$1.256	$1.276	$1.155	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	53	70	100	151	166	188	245	325	266	343
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095	$1.076
Accumulation Unit Value at end of period	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	1,149	1,503	1,691	2,798	3,368	4,263	6,430	9,493	8,111	8,225
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095	$1.076
Accumulation Unit Value at end of period	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	1,149	1,503	1,691	2,798	3,368	4,263	6,430	9,493	8,111	8,225
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069
Accumulation Unit Value at end of period	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	1,551	1,931	2,892	3,724	3,685	5,374	6,307	5,942	4,462	3,171
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069

45

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	1,551	1,931	2,892	3,724	3,685	5,374	6,307	5,942	4,462	3,171
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.310	$1.283	$1.343	$1.337	$1.263	$1.222	$1.246	$1.131	$1.085	$1.068
Accumulation Unit Value at end of period	$1.289	$1.310	$1.283	$1.343	$1.337	$1.263	$1.222	$1.246	$1.131	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	412	544	740	810	916	1,108	1,165	2,675	1,805	1,955
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062
Accumulation Unit Value at end of period	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077
Number of Accumulation Units outstanding at end of period (in thousands)	854	1,103	1,257	1,911	2,370	4,210	4,105	5,146	7,482	8,635
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$1.122	$1.078	$1.063
Accumulation Unit Value at end of period	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$1.122	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,439	4,828	4,669	4,735	4,689	3,094	1,399	1,775	137	128
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$1.122	$1.078	$1.063
Accumulation Unit Value at end of period	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$1.122	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,439	4,828	4,669	4,735	4,689	3,094	1,399	1,775	137	128
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$—	$—	$—
Accumulation Unit Value at end of period	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,211	5,230	6,922	9,724	12,840	16,507	20,696	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.259	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219	$1.110	$1.068	$1.055
Accumulation Unit Value at end of period	$1.235	$1.259	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219	$1.110	$1.068
Number of Accumulation Units outstanding at end of period (in thousands)	152	172	210	420	364	405	733	1,113	528	429
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216	$—	$—	$—
Accumulation Unit Value at end of period	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	164	172	194	320	567	679	1,181	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212	$—	$—	$—
Accumulation Unit Value at end of period	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	41	58	100	143	1,372	192	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202	$—	$—	$—
Accumulation Unit Value at end of period	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,781	2,180	2,458	3,493	3,764	7,465	4,351	—	—	—

46

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858	$1.393	$2.370	$2.095	$1.657
Accumulation Unit Value at end of period	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858	$1.393	$2.370	$2.095
Number of Accumulation Units outstanding at end of period (in thousands)	142	155	166	168	255	294	330	394	931	533
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079	$1.646
Accumulation Unit Value at end of period	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	190	220	372	463	567	599	625	824	851	1,266
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.450	$2.481	$2.118	$1.863	$2.030	$1.828	$1.373	$2.341	$2.073	$1.643
Accumulation Unit Value at end of period	$2.355	$2.450	$2.481	$2.118	$1.863	$2.030	$1.828	$1.373	$2.341	$2.073
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	2	1	1	5	5	18
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057	$1.632
Accumulation Unit Value at end of period	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057
Number of Accumulation Units outstanding at end of period (in thousands)	175	180	205	277	379	490	667	699	890	445
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057	$1.632
Accumulation Unit Value at end of period	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057
Number of Accumulation Units outstanding at end of period (in thousands)	175	180	205	277	379	490	667	699	890	445
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Accumulation Unit Value at end of period	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041
Number of Accumulation Units outstanding at end of period (in thousands)	171	207	262	345	387	518	638	575	476	1,861
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Accumulation Unit Value at end of period	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041
Number of Accumulation Units outstanding at end of period (in thousands)	171	207	262	345	387	518	638	575	476	1,861
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.343	$2.381	$2.040	$1.800	$1.969	$1.779	$1.341	$2.294	$2.039	$1.621
Accumulation Unit Value at end of period	$2.244	$2.343	$2.381	$2.040	$1.800	$1.969	$1.779	$1.341	$2.294	$2.039
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	14	15	18	35	54	75	70	48
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611
Accumulation Unit Value at end of period	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025
Number of Accumulation Units outstanding at end of period (in thousands)	81	92	120	163	250	292	370	641	801	687
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$2.275	$2.025	$1.613
Accumulation Unit Value at end of period	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$2.275	$2.025
Number of Accumulation Units outstanding at end of period (in thousands)	396	420	486	322	387	165	77	—	1	—

47

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$2.275	$2.025	$1.613
Accumulation Unit Value at end of period	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$2.275	$2.025
Number of Accumulation Units outstanding at end of period (in thousands)	396	420	486	322	387	165	77	—	1	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$—	$—	$—
Accumulation Unit Value at end of period	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	384	470	635	952	1,170	1,378	1,607	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.251	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312	$2.251	$2.007	$1.600
Accumulation Unit Value at end of period	$2.150	$2.251	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312	$2.251	$2.007
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	22	27	34	49	55	92	100	4
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$1.308	$—	$—	$—
Accumulation Unit Value at end of period	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	39	54	71	100	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.224	$2.270	$1.953	$1.730	$1.899	$1.723	$1.304	$—	$—	$—
Accumulation Unit Value at end of period	$2.122	$2.224	$2.270	$1.953	$1.730	$1.899	$1.723	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	27	29	33	33	34	36	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293	$—	$—	$—
Accumulation Unit Value at end of period	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	193	188	322	387	412	503	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620	$1.262	$1.790	$1.657	$1.511
Accumulation Unit Value at end of period	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620	$1.262	$1.790	$1.657
Number of Accumulation Units outstanding at end of period (in thousands)	599	705	814	970	1,118	1,510	1,826	2,065	2,674	3,335
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644	$1.501
Accumulation Unit Value at end of period	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644
Number of Accumulation Units outstanding at end of period (in thousands)	86	93	203	288	398	414	368	313	379	361
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.346	$2.283	$1.801	$1.649	$1.790	$1.594	$1.244	$1.768	$1.640	$1.498
Accumulation Unit Value at end of period	$2.216	$2.346	$2.283	$1.801	$1.649	$1.790	$1.594	$1.244	$1.768	$1.640
Number of Accumulation Units outstanding at end of period (in thousands)	75	119	98	108	107	109	134	178	165	236

48

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627	$1.488
Accumulation Unit Value at end of period	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627
Number of Accumulation Units outstanding at end of period (in thousands)	699	770	911	1,206	1,682	2,349	3,283	4,006	6,212	7,314
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627	$1.488
Accumulation Unit Value at end of period	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627
Number of Accumulation Units outstanding at end of period (in thousands)	699	770	911	1,206	1,682	2,349	3,283	4,006	6,212	7,314
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Accumulation Unit Value at end of period	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614
Number of Accumulation Units outstanding at end of period (in thousands)	291	356	528	939	1,031	1,551	1,852	2,033	1,071	594
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Accumulation Unit Value at end of period	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614
Number of Accumulation Units outstanding at end of period (in thousands)	291	356	528	939	1,031	1,551	1,852	2,033	1,071	594
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.243	$2.190	$1.734	$1.593	$1.735	$1.551	$1.214	$1.732	$1.613	$1.478
Accumulation Unit Value at end of period	$2.111	$2.243	$2.190	$1.734	$1.593	$1.735	$1.551	$1.214	$1.732	$1.613
Number of Accumulation Units outstanding at end of period (in thousands)	277	281	333	335	448	511	464	472	687	932
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469
Accumulation Unit Value at end of period	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601
Number of Accumulation Units outstanding at end of period (in thousands)	368	453	574	780	1,035	1,386	1,823	2,187	4,075	5,817
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$1.718	$1.602	$1.471
Accumulation Unit Value at end of period	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$1.718	$1.602
Number of Accumulation Units outstanding at end of period (in thousands)	906	1,083	1,150	1,216	1,109	1,161	450	83	107	29
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$1.718	$1.602	$1.471
Accumulation Unit Value at end of period	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$1.718	$1.602
Number of Accumulation Units outstanding at end of period (in thousands)	906	1,083	1,150	1,216	1,109	1,161	450	83	107	29
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$—	$—	$—
Accumulation Unit Value at end of period	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,228	1,483	2,114	3,073	3,730	4,887	5,528	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.156	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188	$1.700	$1.587	$1.459
Accumulation Unit Value at end of period	$2.023	$2.156	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188	$1.700	$1.587
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	72	109	180	302	358	307	382	172

49

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185	$—	$—	$—
Accumulation Unit Value at end of period	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	101	230	260	312	427	557	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.130	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181	$—	$—	$—
Accumulation Unit Value at end of period	$1.997	$2.130	$2.088	$1.659	$1.531	$1.674	$1.502	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	97	125	121	135	125	250	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171	$—	$—	$—
Accumulation Unit Value at end of period	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	191	239	187	286	353	433	617	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.219	$13.347	$9.879	$10.019	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.191	$14.219	$13.347	$9.879	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	3	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.159	$13.310	$9.866	$10.017	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.110	$14.159	$13.310	$9.866	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	10	8	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.139	$13.298	$9.862	$10.016	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.083	$14.139	$13.298	$9.862	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.079	$13.262	$9.850	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.002	$14.079	$13.262	$9.850	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.079	$13.262	$9.850	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.002	$14.079	$13.262	$9.850	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.019	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.921	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.019	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—

50

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$13.921	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.000	$13.213	$9.833	$10.010	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.895	$14.000	$13.213	$9.833	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.960	$13.189	$9.825	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.842	$13.960	$13.189	$9.825	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.940	$13.177	$9.821	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.815	$13.940	$13.177	$9.821	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	10	8	14	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.940	$13.177	$9.821	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.815	$13.940	$13.177	$9.821	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	10	8	14	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	17	11	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.881	$13.141	$9.809	$10.005	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.736	$13.881	$13.141	$9.809	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	3	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.861	$13.129	$9.805	$10.004	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.710	$13.861	$13.129	$9.805	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.842	$13.117	$9.800	$10.003	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.683	$13.842	$13.117	$9.800	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.783	$13.081	$9.788	$10.001	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.605	$13.783	$13.081	$9.788	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	6	1	—	—	—	—	—	—

51

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	48	17	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.760	$9.911	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.611	$9.760	$9.911	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	234	278	80	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.752	$9.908	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.598	$9.752	$9.908	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.729	$9.899	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.561	$9.729	$9.899	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	12	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.729	$9.899	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.561	$9.729	$9.899	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	12	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	33	52	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	33	52	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.698	$9.888	$9.976	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.512	$9.698	$9.888	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	22	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	109	116	9	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.675	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.475	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	291	200	89	—	—	—	—	—	—	—

52

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.675	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.475	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	291	200	89	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	138	40	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.652	$9.870	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.438	$9.652	$9.870	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	1	1	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.644	$9.867	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.426	$9.644	$9.867	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.637	$9.864	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.414	$9.637	$9.864	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.614	$9.856	$9.969	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.377	$9.614	$9.856	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	53	30	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076	$10.096	$14.906	$14.371	$12.409
Accumulation Unit Value at end of period	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076	$10.096	$14.906	$14.371
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	28	30	34	42	50	39	50	50
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302	$12.368
Accumulation Unit Value at end of period	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	26	37	45	44	39	42	18	7
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.516	$22.351	$16.521	$14.740	$15.087	$11.927	$9.992	$14.781	$14.279	$12.354
Accumulation Unit Value at end of period	$20.935	$22.516	$22.351	$16.521	$14.740	$15.087	$11.927	$9.992	$14.781	$14.279
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	5

53

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210	$12.314
Accumulation Unit Value at end of period	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	22	31	43	41	46	52	54	48
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210	$12.314
Accumulation Unit Value at end of period	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	22	31	43	41	46	52	54	48
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Accumulation Unit Value at end of period	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	17	33	40	49	64	61	37	10
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Accumulation Unit Value at end of period	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	17	33	40	49	64	61	37	10
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.650	$21.567	$15.997	$14.322	$14.711	$11.670	$9.811	$14.565	$14.119	$12.259
Accumulation Unit Value at end of period	$20.060	$21.650	$21.567	$15.997	$14.322	$14.711	$11.670	$9.811	$14.565	$14.119
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	8	8	9	11	8	9	19	21
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232
Accumulation Unit Value at end of period	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	13	22	29	30	47	75	59	35
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$14.473	$14.052	$12.219
Accumulation Unit Value at end of period	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$14.473	$14.052
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	57	42	47	36	22	—	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$14.473	$14.052	$12.219
Accumulation Unit Value at end of period	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$14.473	$14.052
Number of Accumulation Units outstanding at end of period (in thousands)	58	60	57	42	47	36	22	—	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$—	$—	$—
Accumulation Unit Value at end of period	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	53	83	116	156	201	242	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.934	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659	$14.382	$13.984	$12.178
Accumulation Unit Value at end of period	$19.339	$20.934	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659	$14.382	$13.984
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	11	8	23	23	27	26	26	12

54

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634	$—	$—	$—
Accumulation Unit Value at end of period	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	7	8	14	16	12	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.701	$20.704	$15.419	$13.860	$14.293	$11.384	$9.609	$—	$—	$—
Accumulation Unit Value at end of period	$19.104	$20.701	$20.704	$15.419	$13.860	$14.293	$11.384	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	1	1	2	2	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536	$—	$—	$—
Accumulation Unit Value at end of period	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	21	41	60	68	71	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050	$0.719	$1.512	$1.510	$1.353
Accumulation Unit Value at end of period	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050	$0.719	$1.512	$1.510
Number of Accumulation Units outstanding at end of period (in thousands)	638	664	849	965	1,134	1,438	1,869	2,520	3,345	4,073
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498	$1.344
Accumulation Unit Value at end of period	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498
Number of Accumulation Units outstanding at end of period (in thousands)	60	60	168	213	288	299	313	313	410	481
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.665	$1.587	$1.205	$1.041	$1.091	$1.032	$0.709	$1.493	$1.494	$1.341
Accumulation Unit Value at end of period	$1.468	$1.665	$1.587	$1.205	$1.041	$1.091	$1.032	$0.709	$1.493	$1.494
Number of Accumulation Units outstanding at end of period (in thousands)	—	17	21	39	21	28	29	106	153	165
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482	$1.333
Accumulation Unit Value at end of period	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482
Number of Accumulation Units outstanding at end of period (in thousands)	832	918	1,077	1,418	1,855	2,490	3,240	4,011	5,354	6,758
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482	$1.333
Accumulation Unit Value at end of period	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482
Number of Accumulation Units outstanding at end of period (in thousands)	832	918	1,077	1,418	1,855	2,490	3,240	4,011	5,354	6,758
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Accumulation Unit Value at end of period	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471
Number of Accumulation Units outstanding at end of period (in thousands)	253	303	392	646	688	825	1,042	1,219	839	638
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324

55

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471
Number of Accumulation Units outstanding at end of period (in thousands)	253	303	392	646	688	825	1,042	1,219	839	638
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.592	$1.523	$1.161	$1.006	$1.058	$1.005	$0.692	$1.463	$1.469	$1.324
Accumulation Unit Value at end of period	$1.399	$1.592	$1.523	$1.161	$1.006	$1.058	$1.005	$0.692	$1.463	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	75	78	96	104	110	234	190	177	430	629
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Accumulation Unit Value at end of period	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	510	626	808	1,072	1,468	2,080	2,617	2,964	4,534	6,464
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$1.451	$1.460	$1.317
Accumulation Unit Value at end of period	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$1.451	$1.460
Number of Accumulation Units outstanding at end of period (in thousands)	670	700	951	944	855	668	410	206	289	251
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$1.451	$1.460	$1.317
Accumulation Unit Value at end of period	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$1.451	$1.460
Number of Accumulation Units outstanding at end of period (in thousands)	670	700	951	944	855	668	410	206	289	251
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$—	$—	$—
Accumulation Unit Value at end of period	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,039	1,204	1,980	2,546	3,174	3,650	4,087	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.530	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677	$1.436	$1.446	$1.307
Accumulation Unit Value at end of period	$1.340	$1.530	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677	$1.436	$1.446
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	115	99	72	74	152	93	84	53
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$—	$—	$—
Accumulation Unit Value at end of period	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	144	241	248	325	366	420	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.512	$1.451	$1.111	$0.966	$1.020	$0.973	$0.673	$—	$—	$—
Accumulation Unit Value at end of period	$1.323	$1.512	$1.451	$1.111	$0.966	$1.020	$0.973	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	153	128	155	164	210	238	233	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667	$—	$—	$—
Accumulation Unit Value at end of period	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	111	133	161	226	282	349	398	—	—	—

56

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Core Equity Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.552	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.191	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.550	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.177	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.549	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.173	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.159	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.159	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.545	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.145	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.545	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.145	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.544	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.140	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.542	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.131	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.541	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.126	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	—	—	—	—	—	—	—	—	—

57

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.541	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.126	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.541	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.122	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.539	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.112	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.538	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.108	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.537	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.103	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.535	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.089	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372	$11.043	$16.909	$15.704	$12.801
Accumulation Unit Value at end of period	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372	$11.043	$16.909	$15.704
Number of Accumulation Units outstanding at end of period (in thousands)	15	23	25	32	39	35	34	45	61	73
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147	$10.887	$16.695	$15.528	$12.677
Accumulation Unit Value at end of period	$22.372	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147	$10.887	$16.695	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	13	14	13	13	13	15	21	14
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.942	$22.443	$17.842	$14.699	$15.611	$14.118	$10.869	$16.677	$15.519	$12.676
Accumulation Unit Value at end of period	$22.259	$22.942	$22.443	$17.842	$14.699	$15.611	$14.118	$10.869	$16.677	$15.519
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	2	2	2	3

58

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897	$10.715	$16.466	$15.345	$12.553
Accumulation Unit Value at end of period	$21.714	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897	$10.715	$16.466	$15.345
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	16	12	13	15	24	26	32	35
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897	$10.715	$16.466	$15.345	$12.553
Accumulation Unit Value at end of period	$21.714	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897	$10.715	$16.466	$15.345
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	16	12	13	15	24	26	32	35
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300
Accumulation Unit Value at end of period	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	8	8	7	33	33	14	4	5
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300
Accumulation Unit Value at end of period	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	8	8	7	33	33	14	4	5
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.865	$21.464	$17.123	$14.156	$15.088	$13.693	$10.579	$16.288	$15.210	$12.467
Accumulation Unit Value at end of period	$21.139	$21.865	$21.464	$17.123	$14.156	$15.088	$13.693	$10.579	$16.288	$15.210
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	1	—	—	5	4	5	5
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212
Accumulation Unit Value at end of period	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	6	10	13	17	22	38	57
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541	$10.477	$16.156	$15.110	$12.403
Accumulation Unit Value at end of period	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541	$10.477	$16.156	$15.110
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	13	8	7	5	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541	$10.477	$16.156	$15.110	$12.403
Accumulation Unit Value at end of period	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541	$10.477	$16.156	$15.110
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	13	8	7	5	1	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$—	$—	$—
Accumulation Unit Value at end of period	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	18	42	51	65	71	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.009	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364	$14.462	$13.545	$11.136
Accumulation Unit Value at end of period	$18.324	$19.009	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364	$14.462	$13.545
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	7	—	—	—	—	3	3

59

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$9.338	$—	$—	$—
Accumulation Unit Value at end of period	$18.208	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	1	—	—	1	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235	$—	$—	$—
Accumulation Unit Value at end of period	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228	$—	$—	$—
Accumulation Unit Value at end of period	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	9	6	7	8	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591	$6.328	$10.255	$8.582	$8.067
Accumulation Unit Value at end of period	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591	$6.328	$10.255	$8.582
Number of Accumulation Units outstanding at end of period (in thousands)	106	130	170	212	249	276	315	343	434	537
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457	$6.239	$10.125	$8.486	$7.988
Accumulation Unit Value at end of period	$16.677	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457	$6.239	$10.125	$8.486
Number of Accumulation Units outstanding at end of period (in thousands)	25	30	47	60	74	63	63	73	100	92
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.675	$14.620	$10.855	$9.397	$9.579	$8.439	$6.229	$10.114	$8.481	$7.987
Accumulation Unit Value at end of period	$16.592	$15.675	$14.620	$10.855	$9.397	$9.579	$8.439	$6.229	$10.114	$8.481
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	5	6	6	8	6	7
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307	$6.141	$9.985	$8.386	$7.910
Accumulation Unit Value at end of period	$16.186	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307	$6.141	$9.985	$8.386
Number of Accumulation Units outstanding at end of period (in thousands)	39	36	51	50	67	77	117	125	137	152
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307	$6.141	$9.985	$8.386	$7.910
Accumulation Unit Value at end of period	$16.186	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307	$6.141	$9.985	$8.386
Number of Accumulation Units outstanding at end of period (in thousands)	39	36	51	50	67	77	117	125	137	152
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238
Accumulation Unit Value at end of period	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	33	44	54	51	55	69	39	23
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238

60

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	33	44	54	51	55	69	39	23
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.939	$13.982	$10.418	$9.050	$9.258	$8.185	$6.062	$9.878	$8.312	$7.856
Accumulation Unit Value at end of period	$15.758	$14.939	$13.982	$10.418	$9.050	$9.258	$8.185	$6.062	$9.878	$8.312
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	8	4	4	7	6	7	13	14
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197
Accumulation Unit Value at end of period	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	34	31	39	47	63	75	126	133
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094	$6.004	$9.798	$8.257	$7.816
Accumulation Unit Value at end of period	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094	$6.004	$9.798	$8.257
Number of Accumulation Units outstanding at end of period (in thousands)	262	63	58	51	47	45	7	4	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094	$6.004	$9.798	$8.257	$7.816
Accumulation Unit Value at end of period	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094	$6.004	$9.798	$8.257
Number of Accumulation Units outstanding at end of period (in thousands)	262	63	58	51	47	45	7	4	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$—	$—	$—
Accumulation Unit Value at end of period	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	51	74	120	131	143	156	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.553	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947	$6.451	$5.445	$5.161
Accumulation Unit Value at end of period	$10.046	$9.553	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947	$6.451	$5.445
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	3	3	9	19	22	16	19	8
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$3.936	$—	$—	$—
Accumulation Unit Value at end of period	$9.983	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	12	17	14	15	19	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$—	$—	$—
Accumulation Unit Value at end of period	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	5	5	3	3	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$3.925	$—	$—	$—
Accumulation Unit Value at end of period	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	26	37	38	48	—	—	—

61

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.642	$10.497	$10.145	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.051	$10.642	$10.497	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	216	262	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.618	$10.489	$10.143	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.013	$10.618	$10.489	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	88	116	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.610	$10.486	$10.142	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.001	$10.610	$10.486	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	27	25	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.585	$10.478	$10.140	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.963	$10.585	$10.478	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	136	171	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.585	$10.478	$10.140	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.963	$10.585	$10.478	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	136	171	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.562	$10.470	$10.138	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.926	$10.562	$10.470	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	63	88	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.562	$10.470	$10.138	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.926	$10.562	$10.470	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	63	88	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.554	$10.468	$10.138	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.913	$10.554	$10.468	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	24	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.538	$10.462	$10.136	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.888	$10.538	$10.462	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	77	106	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.530	$10.459	$10.136	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.876	$10.530	$10.459	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	260	295	—	—	—	—	—	—	—

62

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.530	$10.459	$10.136	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.876	$10.530	$10.459	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	260	295	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.522	$10.457	$10.135	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.863	$10.522	$10.457	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	205	266	318	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.506	$10.451	$10.134	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.839	$10.506	$10.451	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.498	$10.449	$10.133	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.826	$10.498	$10.449	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	32	32	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.490	$10.446	$10.132	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.814	$10.490	$10.446	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	8	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.466	$10.438	$10.130	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.777	$10.466	$10.438	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	40	56	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875	$7.093	$10.748	$9.882	$8.869
Accumulation Unit Value at end of period	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875	$7.093	$10.748	$9.882
Number of Accumulation Units outstanding at end of period (in thousands)	123	138	159	172	223	278	383	431	563	640
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737	$6.992	$10.612	$9.771	$8.782
Accumulation Unit Value at end of period	$15.147	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737	$6.992	$10.612	$9.771
Number of Accumulation Units outstanding at end of period (in thousands)	122	146	206	281	367	419	454	475	488	447
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.280	$13.987	$10.763	$9.176	$9.532	$8.718	$6.981	$10.601	$9.765	$8.782
Accumulation Unit Value at end of period	$15.070	$15.280	$13.987	$10.763	$9.176	$9.532	$8.718	$6.981	$10.601	$9.765
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	15	17	18	17	20	23	20	23

63

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582	$6.882	$10.466	$9.656	$8.696
Accumulation Unit Value at end of period	$14.702	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582	$6.882	$10.466	$9.656
Number of Accumulation Units outstanding at end of period (in thousands)	37	53	71	124	155	195	235	332	404	443
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582	$6.882	$10.466	$9.656	$8.696
Accumulation Unit Value at end of period	$14.702	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582	$6.882	$10.466	$9.656
Number of Accumulation Units outstanding at end of period (in thousands)	37	53	71	124	155	195	235	332	404	443
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550
Accumulation Unit Value at end of period	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479
Number of Accumulation Units outstanding at end of period (in thousands)	66	90	133	193	226	269	319	331	280	206
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550
Accumulation Unit Value at end of period	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479
Number of Accumulation Units outstanding at end of period (in thousands)	66	90	133	193	226	269	319	331	280	206
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.563	$13.377	$10.330	$8.838	$9.213	$8.456	$6.795	$10.354	$9.571	$8.637
Accumulation Unit Value at end of period	$14.313	$14.563	$13.377	$10.330	$8.838	$9.213	$8.456	$6.795	$10.354	$9.571
Number of Accumulation Units outstanding at end of period (in thousands)	9	15	18	22	30	37	50	55	99	141
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483
Accumulation Unit Value at end of period	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391
Number of Accumulation Units outstanding at end of period (in thousands)	46	53	72	116	155	203	246	374	547	675
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362	$6.729	$10.270	$9.508	$8.593
Accumulation Unit Value at end of period	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362	$6.729	$10.270	$9.508
Number of Accumulation Units outstanding at end of period (in thousands)	251	296	307	300	399	278	95	10	12	6
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362	$6.729	$10.270	$9.508	$8.593
Accumulation Unit Value at end of period	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362	$6.729	$10.270	$9.508
Number of Accumulation Units outstanding at end of period (in thousands)	251	296	307	300	399	278	95	10	12	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$—	$—	$—
Accumulation Unit Value at end of period	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	193	266	356	557	802	1,002	1,195	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.827	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568	$10.039	$9.308	$8.425
Accumulation Unit Value at end of period	$13.548	$13.827	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568	$10.039	$9.308
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	19	16	16	18	18	16	9

64

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$6.550	$—	$—	$—
Accumulation Unit Value at end of period	$13.463	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	13	34	52	59	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$—	$—	$—
Accumulation Unit Value at end of period	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	9	12	14	15	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$6.612	$—	$—	$—
Accumulation Unit Value at end of period	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	62	75	127	152	192	250	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.393	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.155	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.391	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.141	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.390	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.136	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.388	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.122	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.388	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.122	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.385	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.109	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)

65

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Accumulation Unit Value at beginning of period	$10.385	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.109	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.385	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.104	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.383	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.095	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.382	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.090	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.382	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.090	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.382	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.085	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.380	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.076	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.379	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.071	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.378	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.067	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.376	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.053	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—

66

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407	$3.152	$6.599	$6.093	$6.026
Accumulation Unit Value at end of period	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407	$3.152	$6.599	$6.093
Number of Accumulation Units outstanding at end of period (in thousands)	129	140	161	188	237	294	380	458	552	672
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346	$3.113	$6.527	$6.036	$5.978
Accumulation Unit Value at end of period	$8.818	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346	$3.113	$6.527	$6.036
Number of Accumulation Units outstanding at end of period (in thousands)	23	27	28	35	66	83	80	55	83	94
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$8.507	$7.940	$5.859	$5.109	$5.523	$4.329	$3.102	$6.508	$6.022	$5.967
Accumulation Unit Value at end of period	$8.758	$8.507	$7.940	$5.859	$5.109	$5.523	$4.329	$3.102	$6.508	$6.022
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	10	8	12	6	33	35	40
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269	$3.064	$6.437	$5.965	$5.919
Accumulation Unit Value at end of period	$8.559	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269	$3.064	$6.437	$5.965
Number of Accumulation Units outstanding at end of period (in thousands)	72	96	110	137	188	272	384	445	535	680
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269	$3.064	$6.437	$5.965	$5.919
Accumulation Unit Value at end of period	$8.559	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269	$3.064	$6.437	$5.965
Number of Accumulation Units outstanding at end of period (in thousands)	72	96	110	137	188	272	384	445	535	680
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350
Accumulation Unit Value at end of period	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389
Number of Accumulation Units outstanding at end of period (in thousands)	23	29	43	79	100	143	169	161	93	68
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350
Accumulation Unit Value at end of period	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389
Number of Accumulation Units outstanding at end of period (in thousands)	23	29	43	79	100	143	169	161	93	68
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.122	$7.607	$5.632	$4.929	$5.348	$4.206	$3.025	$6.368	$5.912	$5.879
Accumulation Unit Value at end of period	$8.332	$8.122	$7.607	$5.632	$4.929	$5.348	$4.206	$3.025	$6.368	$5.912
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	9	12	14	23	31	30	62	107
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300
Accumulation Unit Value at end of period	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	81	108	151	232	287	315	474	594
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159	$2.996	$6.316	$5.873	$5.849
Accumulation Unit Value at end of period	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159	$2.996	$6.316	$5.873
Number of Accumulation Units outstanding at end of period (in thousands)	387	217	189	138	58	36	43	10	10	5

67

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159	$2.996	$6.316	$5.873	$5.849
Accumulation Unit Value at end of period	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159	$2.996	$6.316	$5.873
Number of Accumulation Units outstanding at end of period (in thousands)	387	217	189	138	58	36	43	10	10	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$—	$—	$—
Accumulation Unit Value at end of period	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	191	196	231	356	443	502	508	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.413	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190	$6.737	$6.274	$6.257
Accumulation Unit Value at end of period	$8.606	$8.413	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190	$6.737	$6.274
Number of Accumulation Units outstanding at end of period (in thousands)	14	3	3	3	3	19	22	8	8	7
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$3.181	$—	$—	$—
Accumulation Unit Value at end of period	$8.551	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	11	12	13	21	23	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934	$—	$—	$—
Accumulation Unit Value at end of period	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	16	18	20	20	24	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$3.144	$—	$—	$—
Accumulation Unit Value at end of period	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	46	44	67	85	92	81	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662	$8.490	$14.192	$14.038	$12.575
Accumulation Unit Value at end of period	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662	$8.490	$14.192	$14.038
Number of Accumulation Units outstanding at end of period (in thousands)	56	75	86	95	120	152	170	200	246	270
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448	$8.370	$14.012	$13.881	$12.453
Accumulation Unit Value at end of period	$23.403	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448	$8.370	$14.012	$13.881
Number of Accumulation Units outstanding at end of period (in thousands)	47	57	72	114	148	161	181	211	213	171
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.114	$26.421	$18.970	$15.901	$18.007	$13.420	$8.357	$13.997	$13.873	$12.451
Accumulation Unit Value at end of period	$23.284	$24.114	$26.421	$18.970	$15.901	$18.007	$13.420	$8.357	$13.997	$13.873

68

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	4	7	7	7	8	13	16	18
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210	$8.238	$13.819	$13.718	$12.331
Accumulation Unit Value at end of period	$22.714	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210	$8.238	$13.819	$13.718
Number of Accumulation Units outstanding at end of period (in thousands)	24	29	35	48	70	78	92	124	163	185
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210	$8.238	$13.819	$13.718	$12.331
Accumulation Unit Value at end of period	$22.714	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210	$8.238	$13.819	$13.718
Number of Accumulation Units outstanding at end of period (in thousands)	24	29	35	48	70	78	92	124	163	185
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108
Accumulation Unit Value at end of period	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006
Number of Accumulation Units outstanding at end of period (in thousands)	37	54	74	117	132	157	191	225	198	152
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108
Accumulation Unit Value at end of period	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006
Number of Accumulation Units outstanding at end of period (in thousands)	37	54	74	117	132	157	191	225	198	152
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.982	$25.268	$18.206	$15.314	$17.403	$13.016	$8.133	$13.670	$13.597	$12.247
Accumulation Unit Value at end of period	$22.113	$22.982	$25.268	$18.206	$15.314	$17.403	$13.016	$8.133	$13.670	$13.597
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	9	13	23	26	35	39	59	69
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044
Accumulation Unit Value at end of period	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	29	42	69	81	115	134	204	365
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872	$8.055	$13.559	$13.507	$12.184
Accumulation Unit Value at end of period	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872	$8.055	$13.559	$13.507
Number of Accumulation Units outstanding at end of period (in thousands)	91	167	153	113	136	95	30	4	5	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872	$8.055	$13.559	$13.507	$12.184
Accumulation Unit Value at end of period	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872	$8.055	$13.559	$13.507
Number of Accumulation Units outstanding at end of period (in thousands)	91	167	153	113	136	95	30	4	5	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$—	$—	$—
Accumulation Unit Value at end of period	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	108	140	218	306	351	439	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.593	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258	$8.865	$8.844	$7.989
Accumulation Unit Value at end of period	$13.999	$14.593	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258	$8.865	$8.844

69

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	20	22	26	27	29	14	18	43
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$5.243	$—	$—	$—
Accumulation Unit Value at end of period	$13.911	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	15	17	12	21	42	43	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.708	$23.964	$17.335	$14.640	$16.704	$12.543	$7.869	$—	$—	$—
Accumulation Unit Value at end of period	$20.804	$21.708	$23.964	$17.335	$14.640	$16.704	$12.543	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	5	5	7	16	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182	$—	$—	$—
Accumulation Unit Value at end of period	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	42	70	89	111	118	155	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research International Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.514	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.560	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.511	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.511	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.543	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.508	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.530	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.508	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.530	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.506	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.516	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—	—	—	—

70

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.506	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.516	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.505	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.512	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.504	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.503	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.503	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.499	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.503	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.499	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.502	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.495	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.500	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.486	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.500	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.482	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.499	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.477	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.496	$—	$—	$—	$—	$—	$—	$—	$—	$—

71

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471	$8.134	$12.906	$11.561	$10.613
Accumulation Unit Value at end of period	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471	$8.134	$12.906	$11.561
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	8	5	2	2	2	3	4	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395	$8.087	$12.851	$11.530	$10.599
Accumulation Unit Value at end of period	$18.833	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395	$8.087	$12.851	$11.530
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	12	11	10	19	4	1	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.882	$17.410	$13.373	$11.587	$11.828	$10.370	$8.072	$12.833	$11.519	$10.595
Accumulation Unit Value at end of period	$18.731	$18.882	$17.410	$13.373	$11.587	$11.828	$10.370	$8.072	$12.833	$11.519
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295	$8.025	$12.779	$11.487	$10.582
Accumulation Unit Value at end of period	$18.429	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295	$8.025	$12.779	$11.487
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	5	8	8	11	14	10	10	3
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295	$8.025	$12.779	$11.487	$10.582
Accumulation Unit Value at end of period	$18.429	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295	$8.025	$12.779	$11.487
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	5	8	8	11	14	10	10	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568
Accumulation Unit Value at end of period	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	2	3	2	2	2
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568
Accumulation Unit Value at end of period	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	2	3	2	2	2
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.243	$16.880	$13.011	$11.313	$11.588	$10.196	$7.964	$12.706	$11.445	$10.564
Accumulation Unit Value at end of period	$18.034	$18.243	$16.880	$13.011	$11.313	$11.588	$10.196	$7.964	$12.706	$11.445
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555
Accumulation Unit Value at end of period	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	6	6	9	8	8	1

72

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$12.652	$11.414	$10.551
Accumulation Unit Value at end of period	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$12.652	$11.414
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	21	19	13	9	7	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$12.652	$11.414	$10.551
Accumulation Unit Value at end of period	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$12.652	$11.414
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	21	19	13	9	7	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$—	$—	$—
Accumulation Unit Value at end of period	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	18	44	40	47	41	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.712	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873	$12.599	$11.382	$10.537
Accumulation Unit Value at end of period	$17.457	$17.712	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873	$12.599	$11.382
Number of Accumulation Units outstanding at end of period (in thousands)	—	18	—	5	—	—	—	—	1	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$7.858	$—	$—	$—
Accumulation Unit Value at end of period	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	—	—	2	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.539	$16.293	$12.610	$11.008	$11.321	$10.000	$7.843	$—	$—	$—
Accumulation Unit Value at end of period	$17.269	$17.539	$16.293	$12.610	$11.008	$11.321	$10.000	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797	$—	$—	$—
Accumulation Unit Value at end of period	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	5	6	7	6	7	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669	$10.187	$10.581	$10.297	$10.036
Accumulation Unit Value at end of period	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669	$10.187	$10.581	$10.297
Number of Accumulation Units outstanding at end of period (in thousands)	70	90	90	82	94	81	71	49	30	11
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269	$10.024
Accumulation Unit Value at end of period	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	64	101	109	99	89	61	38	30

73

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.763	$13.212	$13.566	$12.841	$12.223	$11.557	$10.110	$10.522	$10.260	$10.020
Accumulation Unit Value at end of period	$13.503	$13.763	$13.212	$13.566	$12.841	$12.223	$11.557	$10.110	$10.522	$10.260
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	5	4	3	3	1	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474	$10.052	$10.478	$10.232	$10.008
Accumulation Unit Value at end of period	$13.286	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474	$10.052	$10.478	$10.232
Number of Accumulation Units outstanding at end of period (in thousands)	115	125	142	111	113	112	105	64	63	22
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474	$10.052	$10.478	$10.232	$10.008
Accumulation Unit Value at end of period	$13.286	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474	$10.052	$10.478	$10.232
Number of Accumulation Units outstanding at end of period (in thousands)	115	125	142	111	113	112	105	64	63	22
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996
Accumulation Unit Value at end of period	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	93	121	136	96	80	92	50	20
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996
Accumulation Unit Value at end of period	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	93	121	136	96	80	92	50	20
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.298	$12.811	$13.200	$12.538	$11.977	$11.364	$9.976	$10.419	$10.195	$9.992
Accumulation Unit Value at end of period	$13.002	$13.298	$12.811	$13.200	$12.538	$11.977	$11.364	$9.976	$10.419	$10.195
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	24	28	12	22	25	12	3	2
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983
Accumulation Unit Value at end of period	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177
Number of Accumulation Units outstanding at end of period (in thousands)	35	47	51	39	43	42	44	93	102	12
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282	$9.919	$10.375	$10.167	$9.979
Accumulation Unit Value at end of period	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282	$9.919	$10.375	$10.167
Number of Accumulation Units outstanding at end of period (in thousands)	157	151	118	139	137	64	29	—	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282	$9.919	$10.375	$10.167	$9.979
Accumulation Unit Value at end of period	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282	$9.919	$10.375	$10.167
Number of Accumulation Units outstanding at end of period (in thousands)	157	151	118	139	137	64	29	—	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$—	$—	$—
Accumulation Unit Value at end of period	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	101	108	132	215	302	433	412	—	—	—

74

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.912	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863	$10.331	$10.140	$9.967
Accumulation Unit Value at end of period	$12.587	$12.912	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863	$10.331	$10.140
Number of Accumulation Units outstanding at end of period (in thousands)	11	19	19	20	25	28	33	20	16	5
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$9.844	$—	$—	$—
Accumulation Unit Value at end of period	$12.519	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	6	9	3	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825	$—	$—	$—
Accumulation Unit Value at end of period	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	6	5	5	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769	$—	$—	$—
Accumulation Unit Value at end of period	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	17	31	52	51	66	58	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272	$11.403	$14.851	$14.451	$13.097
Accumulation Unit Value at end of period	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272	$11.403	$14.851	$14.451
Number of Accumulation Units outstanding at end of period (in thousands)	254	315	380	463	594	758	916	1,076	1,349	1,601
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065	$11.242	$14.663	$14.290	$12.970
Accumulation Unit Value at end of period	$19.068	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065	$11.242	$14.663	$14.290
Number of Accumulation Units outstanding at end of period (in thousands)	176	213	290	421	542	605	655	725	831	770
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.349	$18.121	$15.467	$14.127	$14.105	$13.037	$11.224	$14.647	$14.281	$12.969
Accumulation Unit Value at end of period	$18.971	$19.349	$18.121	$15.467	$14.127	$14.105	$13.037	$11.224	$14.647	$14.281
Number of Accumulation Units outstanding at end of period (in thousands)	58	61	64	69	81	84	93	106	121	116
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834	$11.065	$14.461	$14.121	$12.843
Accumulation Unit Value at end of period	$18.508	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834	$11.065	$14.461	$14.121
Number of Accumulation Units outstanding at end of period (in thousands)	225	260	345	473	627	872	1,348	1,626	2,115	2,257
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834	$11.065	$14.461	$14.121	$12.843
Accumulation Unit Value at end of period	$18.508	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834	$11.065	$14.461	$14.121
Number of Accumulation Units outstanding at end of period (in thousands)	225	260	345	473	627	872	1,348	1,626	2,115	2,257
With The Hartford's Principal First (50 BPS)

75

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087
Accumulation Unit Value at end of period	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	179	217	282	417	491	684	810	860	683	495
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087
Accumulation Unit Value at end of period	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	179	217	282	417	491	684	810	860	683	495
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.441	$17.331	$14.845	$13.605	$13.632	$12.645	$10.924	$14.305	$13.997	$12.756
Accumulation Unit Value at end of period	$18.018	$18.441	$17.331	$14.845	$13.605	$13.632	$12.645	$10.924	$14.305	$13.997
Number of Accumulation Units outstanding at end of period (in thousands)	35	52	62	71	94	107	127	146	215	235
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993
Accumulation Unit Value at end of period	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	145	169	204	285	354	465	599	725	1,155	1,585
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$14.190	$13.905	$12.690
Accumulation Unit Value at end of period	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$14.190	$13.905
Number of Accumulation Units outstanding at end of period (in thousands)	595	823	921	795	620	395	163	47	77	59
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$14.190	$13.905	$12.690
Accumulation Unit Value at end of period	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$14.190	$13.905
Number of Accumulation Units outstanding at end of period (in thousands)	595	823	921	795	620	395	163	47	77	59
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$—	$—	$—
Accumulation Unit Value at end of period	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	394	504	741	997	1,244	1,582	1,868	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.761	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109	$13.278	$13.031	$11.911
Accumulation Unit Value at end of period	$16.327	$16.761	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109	$13.278	$13.031
Number of Accumulation Units outstanding at end of period (in thousands)	9	13	16	22	37	61	65	76	85	100
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$10.081	$—	$—	$—
Accumulation Unit Value at end of period	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	26	26	47	58	89	82	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$—	$—	$—
Accumulation Unit Value at end of period	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	46	48	80	99	126	120	—	—	—

76

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$10.619	$—	$—	$—
Accumulation Unit Value at end of period	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	117	144	202	256	293	347	406	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912	$12.323	$18.537	$17.421	$14.620
Accumulation Unit Value at end of period	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912	$12.323	$18.537	$17.421
Number of Accumulation Units outstanding at end of period (in thousands)	32	38	41	52	61	71	85	67	80	79
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325	$14.561
Accumulation Unit Value at end of period	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325
Number of Accumulation Units outstanding at end of period (in thousands)	24	27	43	72	99	97	88	89	72	69
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.371	$24.247	$18.131	$15.847	$16.152	$14.715	$12.184	$18.365	$17.294	$14.542
Accumulation Unit Value at end of period	$25.761	$26.371	$24.247	$18.131	$15.847	$16.152	$14.715	$12.184	$18.365	$17.294
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	2	2
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199	$14.484
Accumulation Unit Value at end of period	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199
Number of Accumulation Units outstanding at end of period (in thousands)	24	32	37	46	59	55	76	98	97	98
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199	$14.484
Accumulation Unit Value at end of period	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199
Number of Accumulation Units outstanding at end of period (in thousands)	24	32	37	46	59	55	76	98	97	98
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Accumulation Unit Value at end of period	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	61	87	88	157	163	170	143	142
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Accumulation Unit Value at end of period	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	61	87	88	157	163	170	143	142
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.315	$23.359	$17.528	$15.373	$15.724	$14.375	$11.945	$18.067	$17.073	$14.407
Accumulation Unit Value at end of period	$24.643	$25.315	$23.359	$17.528	$15.373	$15.724	$14.375	$11.945	$18.067	$17.073
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	12	5	5	11	14	10	9
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368

77

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010
Number of Accumulation Units outstanding at end of period (in thousands)	17	25	29	45	54	58	81	102	152	131
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$17.941	$16.979	$14.349
Accumulation Unit Value at end of period	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$17.941	$16.979
Number of Accumulation Units outstanding at end of period (in thousands)	99	133	130	83	75	49	30	—	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$17.941	$16.979	$14.349
Accumulation Unit Value at end of period	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$17.941	$16.979
Number of Accumulation Units outstanding at end of period (in thousands)	99	133	130	83	75	49	30	—	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$—	$—	$—
Accumulation Unit Value at end of period	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	75	108	187	223	252	282	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.444	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743	$17.816	$16.886	$14.292
Accumulation Unit Value at end of period	$23.724	$24.444	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743	$17.816	$16.886
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	13	8	10	14	14	6	9	10
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$11.710	$—	$—	$—
Accumulation Unit Value at end of period	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	6	3	12	13	11	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677	$—	$—	$—
Accumulation Unit Value at end of period	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	7	8	9	14	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586	$—	$—	$—
Accumulation Unit Value at end of period	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	39	64	83	89	106	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924	$12.242	$26.203	$20.585	$16.254
Accumulation Unit Value at end of period	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924	$12.242	$26.203	$20.585
Number of Accumulation Units outstanding at end of period (in thousands)	21	29	40	52	78	101	79	98	132	165
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355	$16.096

78

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	28	37	44	51	57	55	66	66
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.506	$21.565	$22.075	$19.780	$23.835	$20.554	$12.050	$25.843	$20.343	$16.095
Accumulation Unit Value at end of period	$15.468	$19.506	$21.565	$22.075	$19.780	$23.835	$20.554	$12.050	$25.843	$20.343
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	7	7	7	8	8	20	25	25
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115	$15.938
Accumulation Unit Value at end of period	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	25	30	44	68	99	90	152	145
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115	$15.938
Accumulation Unit Value at end of period	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	25	30	44	68	99	90	152	145
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076
Accumulation Unit Value at end of period	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	17	40	50	63	68	69	42	29
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076
Accumulation Unit Value at end of period	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	17	40	50	63	68	69	42	29
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.590	$20.625	$21.187	$19.050	$23.036	$19.935	$11.728	$25.241	$19.938	$15.830
Accumulation Unit Value at end of period	$14.690	$18.590	$20.625	$21.187	$19.050	$23.036	$19.935	$11.728	$25.241	$19.938
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	13	12	11	12	5	5	18	18
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927
Accumulation Unit Value at end of period	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	16	21	24	45	54	54	129	140
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$25.037	$19.807	$15.749
Accumulation Unit Value at end of period	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$25.037	$19.807
Number of Accumulation Units outstanding at end of period (in thousands)	34	42	46	50	72	67	29	2	7	26
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$25.037	$19.807	$15.749
Accumulation Unit Value at end of period	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$25.037	$19.807
Number of Accumulation Units outstanding at end of period (in thousands)	34	42	46	50	72	67	29	2	7	26
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$—	$—	$—
Accumulation Unit Value at end of period	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$—	$—	$—

79

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	48	56	87	93	118	159	201	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.488	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802	$29.794	$23.606	$18.798
Accumulation Unit Value at end of period	$16.929	$21.488	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802	$29.794	$23.606
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	6	8	14	17	8	8	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$13.763	$—	$—	$—
Accumulation Unit Value at end of period	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	25	27	35	32	29	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$—	$—	$—
Accumulation Unit Value at end of period	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	1	2	2	6	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$12.058	$—	$—	$—
Accumulation Unit Value at end of period	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	22	27	43	58	81	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587	$9.314	$15.842	$13.915	$11.619
Accumulation Unit Value at end of period	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587	$9.314	$15.842	$13.915
Number of Accumulation Units outstanding at end of period (in thousands)	81	110	110	130	162	196	266	306	405	470
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759	$11.506
Accumulation Unit Value at end of period	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	167	200	241	333	399	430	457	505	514	533
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.287	$16.335	$13.498	$11.601	$13.191	$12.364	$9.168	$15.625	$13.751	$11.505
Accumulation Unit Value at end of period	$13.147	$14.287	$16.335	$13.498	$11.601	$13.191	$12.364	$9.168	$15.625	$13.751
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	5	5	6	9	13	16	17
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597	$11.394
Accumulation Unit Value at end of period	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597
Number of Accumulation Units outstanding at end of period (in thousands)	48	52	59	85	121	164	268	327	437	504
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597	$11.394
Accumulation Unit Value at end of period	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597

80

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	48	52	59	85	121	164	268	327	437	504
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Accumulation Unit Value at end of period	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927
Number of Accumulation Units outstanding at end of period (in thousands)	74	95	118	176	195	238	291	337	291	282
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Accumulation Unit Value at end of period	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927
Number of Accumulation Units outstanding at end of period (in thousands)	74	95	118	176	195	238	291	337	291	282
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.616	$15.623	$12.955	$11.173	$12.749	$11.991	$8.922	$15.260	$13.477	$11.316
Accumulation Unit Value at end of period	$12.486	$13.616	$15.623	$12.955	$11.173	$12.749	$11.991	$8.922	$15.260	$13.477
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	26	33	40	46	64	71	97	126
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763
Accumulation Unit Value at end of period	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	62	86	110	197	250	296	449	663
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$15.137	$13.388	$11.258
Accumulation Unit Value at end of period	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$15.137	$13.388
Number of Accumulation Units outstanding at end of period (in thousands)	339	343	337	352	446	294	112	7	10	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$15.137	$13.388	$11.258
Accumulation Unit Value at end of period	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$15.137	$13.388
Number of Accumulation Units outstanding at end of period (in thousands)	339	343	337	352	446	294	112	7	10	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$—	$—	$—
Accumulation Unit Value at end of period	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	323	355	443	664	903	1,085	1,274	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.520	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353	$14.330	$12.694	$10.690
Accumulation Unit Value at end of period	$11.446	$12.520	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353	$14.330	$12.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	9	10	14	17	22	14	20	23
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$8.330	$—	$—	$—
Accumulation Unit Value at end of period	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	8	17	37	65	73	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633	$—	$—	$—

81

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	9	13	13	19	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232	$—	$—	$—
Accumulation Unit Value at end of period	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	73	92	131	162	196	263	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856	$9.170	$16.124	$15.977	$13.301
Accumulation Unit Value at end of period	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856	$9.170	$16.124	$15.977
Number of Accumulation Units outstanding at end of period (in thousands)	90	103	135	158	252	305	286	361	426	450
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670	$9.041	$15.920	$15.798	$13.172
Accumulation Unit Value at end of period	$15.291	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670	$9.041	$15.920	$15.798
Number of Accumulation Units outstanding at end of period (in thousands)	215	261	374	502	641	796	902	1,010	1,188	1,106
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.531	$17.285	$13.426	$11.268	$12.309	$11.646	$9.026	$15.903	$15.789	$13.171
Accumulation Unit Value at end of period	$15.214	$16.531	$17.285	$13.426	$11.268	$12.309	$11.646	$9.026	$15.903	$15.789
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	7	7	7	8	22	26	26
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464	$8.899	$15.701	$15.612	$13.043
Accumulation Unit Value at end of period	$14.842	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464	$8.899	$15.701	$15.612
Number of Accumulation Units outstanding at end of period (in thousands)	131	151	206	265	344	464	612	853	1,264	1,386
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464	$8.899	$15.701	$15.612	$13.043
Accumulation Unit Value at end of period	$14.842	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464	$8.899	$15.701	$15.612
Number of Accumulation Units outstanding at end of period (in thousands)	131	151	206	265	344	464	612	853	1,264	1,386
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805
Accumulation Unit Value at end of period	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304
Number of Accumulation Units outstanding at end of period (in thousands)	86	111	165	271	353	483	653	715	699	612
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805
Accumulation Unit Value at end of period	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304
Number of Accumulation Units outstanding at end of period (in thousands)	86	111	165	271	353	483	653	715	699	612
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.755	$16.531	$12.885	$10.852	$11.896	$11.295	$8.785	$15.532	$15.475	$12.954
Accumulation Unit Value at end of period	$14.448	$15.755	$16.531	$12.885	$10.852	$11.896	$11.295	$8.785	$15.532	$15.475
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	28	38	49	58	58	70	95	119

82

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705
Accumulation Unit Value at end of period	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161
Number of Accumulation Units outstanding at end of period (in thousands)	63	71	83	115	138	186	247	315	465	636
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170	$8.701	$15.406	$15.372	$12.888
Accumulation Unit Value at end of period	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170	$8.701	$15.406	$15.372
Number of Accumulation Units outstanding at end of period (in thousands)	474	518	514	350	353	240	97	7	9	8
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170	$8.701	$15.406	$15.372	$12.888
Accumulation Unit Value at end of period	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170	$8.701	$15.406	$15.372
Number of Accumulation Units outstanding at end of period (in thousands)	474	518	514	350	353	240	97	7	9	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$—	$—	$—
Accumulation Unit Value at end of period	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	317	374	498	715	957	1,155	1,377	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.937	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480	$15.038	$15.028	$12.618
Accumulation Unit Value at end of period	$13.657	$14.937	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480	$15.038	$15.028
Number of Accumulation Units outstanding at end of period (in thousands)	14	18	21	31	46	46	55	77	93	144
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$8.456	$—	$—	$—
Accumulation Unit Value at end of period	$13.571	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	31	33	42	56	70	76	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$—	$—	$—
Accumulation Unit Value at end of period	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	11	12	25	28	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170	$—	$—	$—
Accumulation Unit Value at end of period	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	272	307	366	445	560	626	706	—	—	—
(a) Inception date March 26, 2015

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.421	$15.258	$11.923	$10.550	$12.212	$10.892	$8.323	$15.611	$11.565	$9.612
Accumulation Unit Value at end of period	$14.322	$14.421	$15.258	$11.923	$10.550	$12.212	$10.892	$8.323	$15.611	$11.565

83

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.097	$14.938	$11.690	$10.359	$12.009	$10.727	$8.210	$15.421	$11.441	$9.524
Accumulation Unit Value at end of period	$13.979	$14.097	$14.938	$11.690	$10.359	$12.009	$10.727	$8.210	$15.421	$11.441
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.025	$14.869	$11.642	$10.322	$11.972	$10.699	$8.192	$15.396	$11.429	$9.518
Accumulation Unit Value at end of period	$13.901	$14.025	$14.869	$11.642	$10.322	$11.972	$10.699	$8.192	$15.396	$11.429
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.710	$14.556	$11.415	$10.135	$11.773	$10.537	$8.081	$15.209	$11.307	$9.430
Accumulation Unit Value at end of period	$13.568	$13.710	$14.556	$11.415	$10.135	$11.773	$10.537	$8.081	$15.209	$11.307
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.710	$14.556	$11.415	$10.135	$11.773	$10.537	$8.081	$15.209	$11.307	$9.430
Accumulation Unit Value at end of period	$13.568	$13.710	$14.556	$11.415	$10.135	$11.773	$10.537	$8.081	$15.209	$11.307
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.302	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290	$19.396	$14.441	$12.063
Accumulation Unit Value at end of period	$17.097	$17.302	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290	$19.396	$14.441
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.302	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290	$19.396	$14.441	$12.063
Accumulation Unit Value at end of period	$17.097	$17.302	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290	$19.396	$14.441
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.373	$14.228	$11.179	$9.946	$11.576	$10.382	$7.978	$15.045	$11.207	$9.366
Accumulation Unit Value at end of period	$13.209	$13.373	$14.228	$11.179	$9.946	$11.576	$10.382	$7.978	$15.045	$11.207
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228	$14.337	$11.994
Accumulation Unit Value at end of period	$16.747	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228	$14.337
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	15	15
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.127	$13.986	$11.006	$9.806	$11.431	$10.267	$7.901	$14.923	$11.133	$9.318
Accumulation Unit Value at end of period	$12.946	$13.127	$13.986	$11.006	$9.806	$11.431	$10.267	$7.901	$14.923	$11.133
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.127	$13.986	$11.006	$9.806	$11.431	$10.267	$7.901	$14.923	$11.133	$9.318
Accumulation Unit Value at end of period	$12.946	$13.127	$13.986	$11.006	$9.806	$11.431	$10.267	$7.901	$14.923	$11.133

84

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.766	$17.873	$14.071	$12.544	$14.630	$13.147	$10.122	$—	$—	$—
Accumulation Unit Value at end of period	$16.527	$16.766	$17.873	$14.071	$12.544	$14.630	$13.147	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.556	$17.666	$13.923	$12.424	$14.504	$13.047	$10.055	$19.021	$14.211	$11.912
Accumulation Unit Value at end of period	$16.303	$16.556	$17.666	$13.923	$12.424	$14.504	$13.047	$10.055	$19.021	$14.211
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.465	$17.578	$13.860	$12.374	$14.453	$13.008	$10.030	$—	$—	$—
Accumulation Unit Value at end of period	$16.206	$16.465	$17.578	$13.860	$12.374	$14.453	$13.008	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.355	$17.469	$13.781	$12.310	$14.385	$12.953	$9.993	$—	$—	$—
Accumulation Unit Value at end of period	$16.089	$16.355	$17.469	$13.781	$12.310	$14.385	$12.953	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.073	$17.194	$13.584	$12.152	$14.222	$12.826	$9.909	$—	$—	$—
Accumulation Unit Value at end of period	$15.788	$16.073	$17.194	$13.584	$12.152	$14.222	$12.826	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
BlackRock Large Cap Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796	$6.265	$10.714	$10.025	$9.482
Accumulation Unit Value at end of period	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796	$6.265	$10.714	$10.025
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.884	$13.241	$10.042	$8.851	$8.774	$7.678	$6.180	$10.584	$9.917	$9.395
Accumulation Unit Value at end of period	$15.055	$14.884	$13.241	$10.042	$8.851	$8.774	$7.678	$6.180	$10.584	$9.917
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.809	$13.180	$10.001	$8.819	$8.747	$7.658	$6.167	$10.567	$9.907	$9.389
Accumulation Unit Value at end of period	$14.971	$14.809	$13.180	$10.001	$8.819	$8.747	$7.658	$6.167	$10.567	$9.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.475	$12.903	$9.805	$8.660	$8.602	$7.542	$6.083	$10.438	$9.801	$9.303
Accumulation Unit Value at end of period	$14.612	$14.475	$12.903	$9.805	$8.660	$8.602	$7.542	$6.083	$10.438	$9.801
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	7	8	18	18	18	19

85

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.475	$12.903	$9.805	$8.660	$8.602	$7.542	$6.083	$10.438	$9.801	$9.303
Accumulation Unit Value at end of period	$14.612	$14.475	$12.903	$9.805	$8.660	$8.602	$7.542	$6.083	$10.438	$9.801
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	7	8	18	18	18	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429	$12.769	$12.007	$11.414
Accumulation Unit Value at end of period	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429	$12.769	$12.007
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429	$12.769	$12.007	$11.414
Accumulation Unit Value at end of period	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429	$12.769	$12.007
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.120	$12.612	$9.603	$8.498	$8.458	$7.431	$6.005	$10.326	$9.714	$9.239
Accumulation Unit Value at end of period	$14.225	$14.120	$12.612	$9.603	$8.498	$8.458	$7.431	$6.005	$10.326	$9.714
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658	$11.920	$11.349
Accumulation Unit Value at end of period	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658	$11.920
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	5	6	6	7	12	16	27
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348	$5.947	$10.242	$9.650	$9.192
Accumulation Unit Value at end of period	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348	$5.947	$10.242	$9.650
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348	$5.947	$10.242	$9.650	$9.192
Accumulation Unit Value at end of period	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348	$5.947	$10.242	$9.650
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.980	$15.196	$11.594	$10.281	$10.253	$9.025	$7.308	$—	$—	$—
Accumulation Unit Value at end of period	$17.072	$16.980	$15.196	$11.594	$10.281	$10.253	$9.025	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	18	21	21	21	21	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.767	$15.021	$11.471	$10.182	$10.165	$8.957	$7.260	$12.521	$11.815	$11.271
Accumulation Unit Value at end of period	$16.841	$16.767	$15.021	$11.471	$10.182	$10.165	$8.957	$7.260	$12.521	$11.815
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.675	$14.946	$11.420	$10.142	$10.129	$8.930	$7.242	$—	$—	$—
Accumulation Unit Value at end of period	$16.740	$16.675	$14.946	$11.420	$10.142	$10.129	$8.930	$—	$—	$—

86

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.563	$14.853	$11.355	$10.089	$10.082	$8.892	$7.215	$—	$—	$—
Accumulation Unit Value at end of period	$16.620	$16.563	$14.853	$11.355	$10.089	$10.082	$8.892	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804	$7.154	$—	$—	$—
Accumulation Unit Value at end of period	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.747	$19.718	$15.458	$14.171	$15.050	$14.215	$9.158	$15.326	$14.113	$12.598
Accumulation Unit Value at end of period	$21.658	$20.747	$19.718	$15.458	$14.171	$15.050	$14.215	$9.158	$15.326	$14.113
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	3	4	5	6	7	4	5
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.300	$19.322	$15.170	$13.929	$14.814	$14.013	$9.042	$15.154	$13.976	$12.494
Accumulation Unit Value at end of period	$21.159	$20.300	$19.322	$15.170	$13.929	$14.814	$14.013	$9.042	$15.154	$13.976
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	3	9	8
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.177	$19.215	$15.094	$13.865	$14.754	$13.964	$9.014	$15.115	$13.947	$12.474
Accumulation Unit Value at end of period	$21.021	$20.177	$19.215	$15.094	$13.865	$14.754	$13.964	$9.014	$15.115	$13.947
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.743	$18.829	$14.813	$13.628	$14.523	$13.766	$8.900	$14.945	$13.811	$12.371
Accumulation Unit Value at end of period	$20.537	$19.743	$18.829	$14.813	$13.628	$14.523	$13.766	$8.900	$14.945	$13.811
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	5	5	4	1
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.743	$18.829	$14.813	$13.628	$14.523	$13.766	$8.900	$14.945	$13.811	$12.371
Accumulation Unit Value at end of period	$20.537	$19.743	$18.829	$14.813	$13.628	$14.523	$13.766	$8.900	$14.945	$13.811
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	5	5	4	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900	$1.513	$1.400	$1.256
Accumulation Unit Value at end of period	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900	$1.513	$1.400
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900	$1.513	$1.400	$1.256
Accumulation Unit Value at end of period	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900	$1.513	$1.400

87

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.258	$18.404	$14.508	$13.373	$14.280	$13.563	$8.786	$14.784	$13.690	$12.287
Accumulation Unit Value at end of period	$19.994	$19.258	$18.404	$14.508	$13.373	$14.280	$13.563	$8.786	$14.784	$13.690
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497	$1.388	$1.247
Accumulation Unit Value at end of period	$2.009	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497	$1.388
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413	$8.702	$14.665	$13.600	$12.224
Accumulation Unit Value at end of period	$19.596	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413	$8.702	$14.665	$13.600
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413	$8.702	$14.665	$13.600	$12.224
Accumulation Unit Value at end of period	$19.596	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413	$8.702	$14.665	$13.600
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.914	$1.833	$1.448	$1.337	$1.431	$1.362	$0.884	$—	$—	$—
Accumulation Unit Value at end of period	$1.984	$1.914	$1.833	$1.448	$1.337	$1.431	$1.362	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	7	—	10	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.889	$1.811	$1.432	$1.324	$1.418	$1.351	$0.878	$1.481	$1.376	$1.238
Accumulation Unit Value at end of period	$1.956	$1.889	$1.811	$1.432	$1.324	$1.418	$1.351	$0.878	$1.481	$1.376
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.879	$1.802	$1.425	$1.319	$1.413	$1.347	$0.875	$—	$—	$—
Accumulation Unit Value at end of period	$1.944	$1.879	$1.802	$1.425	$1.319	$1.413	$1.347	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.867	$1.792	$1.418	$1.312	$1.407	$1.342	$0.873	$—	$—	$—
Accumulation Unit Value at end of period	$1.931	$1.867	$1.792	$1.418	$1.312	$1.407	$1.342	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.834	$1.763	$1.397	$1.295	$1.390	$1.328	$0.865	$—	$—	$—
Accumulation Unit Value at end of period	$1.894	$1.834	$1.763	$1.397	$1.295	$1.390	$1.328	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

88

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.342	$10.496	$7.763	$6.802	$6.904	$6.282	$4.468	$7.256	$6.596	$6.599
Accumulation Unit Value at end of period	$12.418	$11.342	$10.496	$7.763	$6.802	$6.904	$6.282	$4.468	$7.256	$6.596
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	7	8	20	25	26	28	32
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.097	$10.285	$7.618	$6.686	$6.796	$6.193	$4.411	$7.175	$6.532	$6.545
Accumulation Unit Value at end of period	$12.132	$11.097	$10.285	$7.618	$6.686	$6.796	$6.193	$4.411	$7.175	$6.532
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	4	13	14
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.030	$10.228	$7.580	$6.655	$6.769	$6.171	$4.398	$7.157	$6.519	$6.535
Accumulation Unit Value at end of period	$12.053	$11.030	$10.228	$7.580	$6.655	$6.769	$6.171	$4.398	$7.157	$6.519
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.793	$10.023	$7.439	$6.541	$6.663	$6.084	$4.342	$7.076	$6.455	$6.481
Accumulation Unit Value at end of period	$11.775	$10.793	$10.023	$7.439	$6.541	$6.663	$6.084	$4.342	$7.076	$6.455
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	4	4	11	11	10	20
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.793	$10.023	$7.439	$6.541	$6.663	$6.084	$4.342	$7.076	$6.455	$6.481
Accumulation Unit Value at end of period	$11.775	$10.793	$10.023	$7.439	$6.541	$6.663	$6.084	$4.342	$7.076	$6.455
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	4	4	11	11	10	20
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614	$1.001	$0.915	$0.920
Accumulation Unit Value at end of period	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614	$1.001	$0.915
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614	$1.001	$0.915	$0.920
Accumulation Unit Value at end of period	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614	$1.001	$0.915
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.528	$9.796	$7.285	$6.419	$6.551	$5.994	$4.287	$7.000	$6.398	$6.437
Accumulation Unit Value at end of period	$11.463	$10.528	$9.796	$7.285	$6.419	$6.551	$5.994	$4.287	$7.000	$6.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991	$0.907	$0.913
Accumulation Unit Value at end of period	$1.610	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991	$0.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928	$4.246	$6.943	$6.356	$6.404
Accumulation Unit Value at end of period	$11.235	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928	$4.246	$6.943	$6.356
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

89

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928	$4.246	$6.943	$6.356	$6.404
Accumulation Unit Value at end of period	$11.235	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928	$4.246	$6.943	$6.356
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.463	$1.364	$1.016	$0.897	$0.918	$0.841	$0.603	$—	$—	$—
Accumulation Unit Value at end of period	$1.590	$1.463	$1.364	$1.016	$0.897	$0.918	$0.841	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	8	9	10	11	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.444	$1.348	$1.005	$0.888	$0.909	$0.835	$0.599	$0.980	$0.899	$0.907
Accumulation Unit Value at end of period	$1.568	$1.444	$1.348	$1.005	$0.888	$0.909	$0.835	$0.599	$0.980	$0.899
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.436	$1.341	$1.001	$0.885	$0.906	$0.832	$0.597	$—	$—	$—
Accumulation Unit Value at end of period	$1.558	$1.436	$1.341	$1.001	$0.885	$0.906	$0.832	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.427	$1.333	$0.996	$0.881	$0.902	$0.829	$0.595	$—	$—	$—
Accumulation Unit Value at end of period	$1.548	$1.427	$1.333	$0.996	$0.881	$0.902	$0.829	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	10	16	17	18	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.402	$1.312	$0.981	$0.869	$0.892	$0.820	$0.590	$—	$—	$—
Accumulation Unit Value at end of period	$1.518	$1.402	$1.312	$0.981	$0.869	$0.892	$0.820	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
SP International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925	$0.688	$1.408	$1.199	$1.009
Accumulation Unit Value at end of period	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925	$0.688	$1.408	$1.199
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	—	—	2	2	2	2	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.104	$1.195	$1.024	$0.853	$1.023	$0.913	$0.680	$1.394	$1.189	$1.002
Accumulation Unit Value at end of period	$1.121	$1.104	$1.195	$1.024	$0.853	$1.023	$0.913	$0.680	$1.394	$1.189
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	15
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909	$0.677	$1.390	$1.185	$1.000
Accumulation Unit Value at end of period	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909	$0.677	$1.390	$1.185
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

90

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.074	$1.165	$1.000	$0.835	$1.004	$0.897	$0.669	$1.376	$1.175	$0.993
Accumulation Unit Value at end of period	$1.088	$1.074	$1.165	$1.000	$0.835	$1.004	$0.897	$0.669	$1.376	$1.175
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	4	4
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.074	$1.165	$1.000	$0.835	$1.004	$0.897	$0.669	$1.376	$1.175	$0.993
Accumulation Unit Value at end of period	$1.088	$1.074	$1.165	$1.000	$0.835	$1.004	$0.897	$0.669	$1.376	$1.175
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	4	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662	$1.362	$1.165	$0.986
Accumulation Unit Value at end of period	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662	$1.362	$1.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	4	4	4	4	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662	$1.362	$1.165	$0.986
Accumulation Unit Value at end of period	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662	$1.362	$1.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	4	4	4	4	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.048	$1.138	$0.979	$0.820	$0.987	$0.884	$0.661	$1.361	$1.165	$0.986
Accumulation Unit Value at end of period	$1.060	$1.048	$1.138	$0.979	$0.820	$0.987	$0.884	$0.661	$1.361	$1.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348	$1.155	$0.979
Accumulation Unit Value at end of period	$1.042	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348	$1.155
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874	$0.654	$1.350	$1.157	$0.981
Accumulation Unit Value at end of period	$1.038	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874	$0.654	$1.350	$1.157
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874	$0.654	$1.350	$1.157	$0.981
Accumulation Unit Value at end of period	$1.038	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874	$0.654	$1.350	$1.157
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.019	$1.109	$0.956	$0.802	$0.967	$0.868	$0.650	$—	$—	$—
Accumulation Unit Value at end of period	$1.028	$1.019	$1.109	$0.956	$0.802	$0.967	$0.868	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.006	$1.096	$0.946	$0.794	$0.959	$0.861	$0.646	$1.334	$1.145	$0.972
Accumulation Unit Value at end of period	$1.014	$1.006	$1.096	$0.946	$0.794	$0.959	$0.861	$0.646	$1.334	$1.145
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

91

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.000	$1.090	$0.942	$0.791	$0.955	$0.859	$0.644	$—	$—	$—
Accumulation Unit Value at end of period	$1.008	$1.000	$1.090	$0.942	$0.791	$0.955	$0.859	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.994	$1.084	$0.937	$0.787	$0.951	$0.856	$0.642	$—	$—	$—
Accumulation Unit Value at end of period	$1.001	$0.994	$1.084	$0.937	$0.787	$0.951	$0.856	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.977	$1.067	$0.923	$0.776	$0.940	$0.847	$0.636	$—	$—	$—
Accumulation Unit Value at end of period	$0.982	$0.977	$1.067	$0.923	$0.776	$0.940	$0.847	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121	$0.804	$1.419	$1.399	$1.188
Accumulation Unit Value at end of period	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121	$0.804	$1.419	$1.399
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	17	38	37	37	36	35	33	33
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.812	$1.678	$1.286	$1.144	$1.235	$1.106	$0.795	$1.405	$1.388	$1.180
Accumulation Unit Value at end of period	$1.632	$1.812	$1.678	$1.286	$1.144	$1.235	$1.106	$0.795	$1.405	$1.388
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	15	15	7
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101	$0.791	$1.400	$1.384	$1.177
Accumulation Unit Value at end of period	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101	$0.791	$1.400	$1.384
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.763	$1.636	$1.256	$1.120	$1.211	$1.087	$0.782	$1.386	$1.372	$1.169
Accumulation Unit Value at end of period	$1.584	$1.763	$1.636	$1.256	$1.120	$1.211	$1.087	$0.782	$1.386	$1.372
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.763	$1.636	$1.256	$1.120	$1.211	$1.087	$0.782	$1.386	$1.372	$1.169
Accumulation Unit Value at end of period	$1.584	$1.763	$1.636	$1.256	$1.120	$1.211	$1.087	$0.782	$1.386	$1.372
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773	$1.372	$1.360	$1.161
Accumulation Unit Value at end of period	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773	$1.372	$1.360
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773	$1.372	$1.360	$1.161

92

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773	$1.372	$1.360
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.720	$1.599	$1.230	$1.099	$1.191	$1.071	$0.772	$1.371	$1.360	$1.161
Accumulation Unit Value at end of period	$1.543	$1.720	$1.599	$1.230	$1.099	$1.191	$1.071	$0.772	$1.371	$1.360
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359	$1.349	$1.153
Accumulation Unit Value at end of period	$1.516	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059	$0.765	$1.360	$1.351	$1.155
Accumulation Unit Value at end of period	$1.512	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059	$0.765	$1.360	$1.351
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059	$0.765	$1.360	$1.351	$1.155
Accumulation Unit Value at end of period	$1.512	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059	$0.765	$1.360	$1.351
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.672	$1.558	$1.201	$1.075	$1.167	$1.052	$0.760	$—	$—	$—
Accumulation Unit Value at end of period	$1.497	$1.672	$1.558	$1.201	$1.075	$1.167	$1.052	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	11	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.651	$1.540	$1.188	$1.065	$1.157	$1.044	$0.755	$1.344	$1.337	$1.145
Accumulation Unit Value at end of period	$1.476	$1.651	$1.540	$1.188	$1.065	$1.157	$1.044	$0.755	$1.344	$1.337
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.642	$1.532	$1.183	$1.060	$1.153	$1.040	$0.753	$—	$—	$—
Accumulation Unit Value at end of period	$1.467	$1.642	$1.532	$1.183	$1.060	$1.153	$1.040	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	136	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.631	$1.523	$1.177	$1.055	$1.148	$1.037	$0.751	$—	$—	$—
Accumulation Unit Value at end of period	$1.457	$1.631	$1.523	$1.177	$1.055	$1.148	$1.037	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.603	$1.498	$1.159	$1.041	$1.134	$1.026	$0.744	$—	$—	$—
Accumulation Unit Value at end of period	$1.429	$1.603	$1.498	$1.159	$1.041	$1.134	$1.026	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

93

Director Focus

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
ClearBridge Variable Dividend Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420	$10.019	$9.965	$—
Accumulation Unit Value at end of period	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420	$10.019	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	3	6	7	10	11	12	29	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.196	$12.690	$10.233	$9.100	$8.566	$7.750	$6.404	$10.009	$9.965	$—
Accumulation Unit Value at end of period	$13.376	$14.196	$12.690	$10.233	$9.100	$8.566	$7.750	$6.404	$10.009	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.141	$12.648	$10.205	$9.079	$8.551	$7.740	$6.399	$10.006	$9.965	$—
Accumulation Unit Value at end of period	$13.318	$14.141	$12.648	$10.205	$9.079	$8.551	$7.740	$6.399	$10.006	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383	$9.996	$9.965	$—
Accumulation Unit Value at end of period	$13.146	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383	$9.996	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	6	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383	$9.996	$9.965	$—
Accumulation Unit Value at end of period	$13.146	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383	$9.996	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	6	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367	$9.986	$9.965	$—
Accumulation Unit Value at end of period	$12.976	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367	$9.986	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367	$9.986	$9.965	$—
Accumulation Unit Value at end of period	$12.976	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367	$9.986	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.767	$12.356	$10.004	$8.932	$8.441	$7.667	$6.361	$9.982	$9.965	$—
Accumulation Unit Value at end of period	$12.920	$13.767	$12.356	$10.004	$8.932	$8.441	$7.667	$6.361	$9.982	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.662	$12.274	$9.947	$8.890	$8.410	$7.647	$6.351	$9.976	$9.965	$—
Accumulation Unit Value at end of period	$12.808	$13.662	$12.274	$9.947	$8.890	$8.410	$7.647	$6.351	$9.976	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345	$9.972	$9.965	$—
Accumulation Unit Value at end of period	$12.753	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345	$9.972	$—

94

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345	$9.972	$9.965	$—
Accumulation Unit Value at end of period	$12.753	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345	$9.972	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.148	$19.918	$16.159	$14.456	$13.689	$12.459	$10.358	$—	$—	$—
Accumulation Unit Value at end of period	$20.744	$22.148	$19.918	$16.159	$14.456	$13.689	$12.459	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.453	$12.111	$9.835	$8.808	$8.349	$7.606	$6.329	$9.962	$9.964	$—
Accumulation Unit Value at end of period	$12.588	$13.453	$12.111	$9.835	$8.808	$8.349	$7.606	$6.329	$9.962	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.947	$19.766	$16.060	$14.389	$13.647	$12.439	$10.356	$—	$—	$—
Accumulation Unit Value at end of period	$20.525	$21.947	$19.766	$16.060	$14.389	$13.647	$12.439	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.880	$19.716	$16.027	$14.367	$13.632	$12.432	$10.356	$—	$—	$—
Accumulation Unit Value at end of period	$20.452	$21.880	$19.716	$16.027	$14.367	$13.632	$12.432	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$10.354	$—	$—	$—
Accumulation Unit Value at end of period	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
ClearBridge Variable Large Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.136	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.046	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	304	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.088	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.997	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.077	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.986	$—	$—	$—	$—	$—	$—	$—	$—	$—

95

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.031	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.939	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.031	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.939	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.994	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.900	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.994	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.900	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.981	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.887	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.960	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.865	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.945	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.850	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.945	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.850	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.018	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.932	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.913	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.817	$—	$—	$—	$—	$—	$—	$—	$—	$—

96

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.818	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.710	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.752	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.637	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.554	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.418	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346	$1.284	$1.179
Accumulation Unit Value at end of period	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346	$1.284
Number of Accumulation Units outstanding at end of period (in thousands)	439	584	765	904	1,029	1,288	1,634	2,108	2,923	5,147
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.778	$1.649	$1.385	$1.259	$1.259	$1.143	$0.893	$1.330	$1.270	$1.168
Accumulation Unit Value at end of period	$1.750	$1.778	$1.649	$1.385	$1.259	$1.259	$1.143	$0.893	$1.330	$1.270
Number of Accumulation Units outstanding at end of period (in thousands)	7	12	8	15	15	41	14	17	116	181
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.769	$1.641	$1.379	$1.254	$1.255	$1.140	$0.891	$1.328	$1.268	$1.167
Accumulation Unit Value at end of period	$1.739	$1.769	$1.641	$1.379	$1.254	$1.255	$1.140	$0.891	$1.328	$1.268
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	8	8	8	8	8	8	12	12
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.729	$1.607	$1.353	$1.232	$1.234	$1.123	$0.879	$1.312	$1.255	$1.157
Accumulation Unit Value at end of period	$1.698	$1.729	$1.607	$1.353	$1.232	$1.234	$1.123	$0.879	$1.312	$1.255
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	27	27	27	27	27	77	79
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.729	$1.607	$1.353	$1.232	$1.234	$1.123	$0.879	$1.312	$1.255	$1.157
Accumulation Unit Value at end of period	$1.698	$1.729	$1.607	$1.353	$1.232	$1.234	$1.123	$0.879	$1.312	$1.255
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	27	27	27	27	27	77	79
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.580	$1.332	$1.215	$1.218	$1.110	$0.871	$1.301	$1.247	$1.151
Accumulation Unit Value at end of period	$1.664	$1.697	$1.580	$1.332	$1.215	$1.218	$1.110	$0.871	$1.301	$1.247
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

97

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.580	$1.332	$1.215	$1.218	$1.110	$0.871	$1.301	$1.247	$1.151
Accumulation Unit Value at end of period	$1.664	$1.697	$1.580	$1.332	$1.215	$1.218	$1.110	$0.871	$1.301	$1.247
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.687	$1.571	$1.325	$1.209	$1.213	$1.106	$0.868	$1.298	$1.244	$1.149
Accumulation Unit Value at end of period	$1.653	$1.687	$1.571	$1.325	$1.209	$1.213	$1.106	$0.868	$1.298	$1.244
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.432	$1.334	$1.127	$1.029	$1.034	$0.943	$0.741	$1.109	$1.064	$0.984
Accumulation Unit Value at end of period	$1.402	$1.432	$1.334	$1.127	$1.029	$1.034	$0.943	$0.741	$1.109	$1.064
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.656	$1.544	$1.304	$1.192	$1.198	$1.094	$0.860	$1.287	$1.236	$1.143
Accumulation Unit Value at end of period	$1.620	$1.656	$1.544	$1.304	$1.192	$1.198	$1.094	$0.860	$1.287	$1.236
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.656	$1.544	$1.304	$1.192	$1.198	$1.094	$0.860	$1.287	$1.236	$1.143
Accumulation Unit Value at end of period	$1.620	$1.656	$1.544	$1.304	$1.192	$1.198	$1.094	$0.860	$1.287	$1.236
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.892	$18.560	$15.687	$14.344	$14.424	$13.175	$10.358	$—	$—	$—
Accumulation Unit Value at end of period	$19.456	$19.892	$18.560	$15.687	$14.344	$14.424	$13.175	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.396	$1.304	$1.104	$1.010	$1.017	$0.930	$0.732	$1.097	$1.055	$0.977
Accumulation Unit Value at end of period	$1.365	$1.396	$1.304	$1.104	$1.010	$1.017	$0.930	$0.732	$1.097	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.711	$18.419	$15.591	$14.277	$14.379	$13.154	$10.357	$—	$—	$—
Accumulation Unit Value at end of period	$19.250	$19.711	$18.419	$15.591	$14.277	$14.379	$13.154	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.651	$18.372	$15.559	$14.255	$14.364	$13.147	$10.356	$—	$—	$—
Accumulation Unit Value at end of period	$19.182	$19.651	$18.372	$15.559	$14.255	$14.364	$13.147	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.472	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355	$—	$—	$—

98

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$18.979	$19.472	$18.232	$15.464	$14.189	$14.319	$13.125	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709	$2.357	$2.055
Accumulation Unit Value at end of period	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709	$2.357
Number of Accumulation Units outstanding at end of period (in thousands)	805	997	1,082	1,373	1,533	1,861	2,468	2,830	3,850	5,370
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.408	$3.234	$2.368	$2.037	$2.341	$2.046	$1.430	$2.676	$2.332	$2.036
Accumulation Unit Value at end of period	$3.382	$3.408	$3.234	$2.368	$2.037	$2.341	$2.046	$1.430	$2.676	$2.332
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	25	31	37	94	137	256	319	346
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.390	$3.218	$2.357	$2.029	$2.333	$2.040	$1.427	$2.671	$2.329	$2.035
Accumulation Unit Value at end of period	$3.362	$3.390	$3.218	$2.357	$2.029	$2.333	$2.040	$1.427	$2.671	$2.329
Number of Accumulation Units outstanding at end of period (in thousands)	—	4	8	8	8	8	8	8	19	24
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.314	$3.151	$2.312	$1.993	$2.295	$2.010	$1.408	$2.640	$2.305	$2.016
Accumulation Unit Value at end of period	$3.283	$3.314	$3.151	$2.312	$1.993	$2.295	$2.010	$1.408	$2.640	$2.305
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	6	13	13	13	13	24	127	146
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.314	$3.151	$2.312	$1.993	$2.295	$2.010	$1.408	$2.640	$2.305	$2.016
Accumulation Unit Value at end of period	$3.283	$3.314	$3.151	$2.312	$1.993	$2.295	$2.010	$1.408	$2.640	$2.305
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	6	13	13	13	13	24	127	146
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.253	$3.098	$2.276	$1.965	$2.266	$1.987	$1.394	$2.618	$2.290	$2.006
Accumulation Unit Value at end of period	$3.217	$3.253	$3.098	$2.276	$1.965	$2.266	$1.987	$1.394	$2.618	$2.290
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	28	31	31	35	23	25	95	95
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.253	$3.098	$2.276	$1.965	$2.266	$1.987	$1.394	$2.618	$2.290	$2.006
Accumulation Unit Value at end of period	$3.217	$3.253	$3.098	$2.276	$1.965	$2.266	$1.987	$1.394	$2.618	$2.290
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	28	31	31	35	23	25	95	95
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.233	$3.080	$2.264	$1.956	$2.257	$1.980	$1.390	$2.611	$2.285	$2.003
Accumulation Unit Value at end of period	$3.196	$3.233	$3.080	$2.264	$1.956	$2.257	$1.980	$1.390	$2.611	$2.285
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.022	$1.928	$1.418	$1.227	$1.417	$1.244	$0.874	$1.644	$1.440	$1.264
Accumulation Unit Value at end of period	$1.996	$2.022	$1.928	$1.418	$1.227	$1.417	$1.244	$0.874	$1.644	$1.440
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

99

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.173	$3.028	$2.229	$1.928	$2.228	$1.958	$1.376	$2.590	$2.270	$1.993
Accumulation Unit Value at end of period	$3.132	$3.173	$3.028	$2.229	$1.928	$2.228	$1.958	$1.376	$2.590	$2.270
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.173	$3.028	$2.229	$1.928	$2.228	$1.958	$1.376	$2.590	$2.270	$1.993
Accumulation Unit Value at end of period	$3.132	$3.173	$3.028	$2.229	$1.928	$2.228	$1.958	$1.376	$2.590	$2.270
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.005	$22.914	$16.877	$14.608	$16.889	$14.849	$10.441	$—	$—	$—
Accumulation Unit Value at end of period	$23.679	$24.005	$22.914	$16.877	$14.608	$16.889	$14.849	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.972	$1.884	$1.389	$1.204	$1.393	$1.226	$0.863	$1.626	$1.427	$1.255
Accumulation Unit Value at end of period	$1.943	$1.972	$1.884	$1.389	$1.204	$1.393	$1.226	$0.863	$1.626	$1.427
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.786	$22.740	$16.774	$14.541	$16.836	$14.824	$10.440	$—	$—	$—
Accumulation Unit Value at end of period	$23.428	$23.786	$22.740	$16.774	$14.541	$16.836	$14.824	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.714	$22.682	$16.739	$14.518	$16.819	$14.816	$10.439	$—	$—	$—
Accumulation Unit Value at end of period	$23.345	$23.714	$22.682	$16.739	$14.518	$16.819	$14.816	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.498	$22.509	$16.637	$14.451	$16.766	$14.792	$10.438	$—	$—	$—
Accumulation Unit Value at end of period	$23.098	$23.498	$22.509	$16.637	$14.451	$16.766	$14.792	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.224	$1.946	$1.457	$1.259	$1.266	$1.128	$0.913	$1.479	$1.388	$1.255
Accumulation Unit Value at end of period	$2.337	$2.224	$1.946	$1.457	$1.259	$1.266	$1.128	$0.913	$1.479	$1.388
Number of Accumulation Units outstanding at end of period (in thousands)	79	93	101	154	214	246	308	394	483	552
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.174	$1.906	$1.429	$1.237	$1.245	$1.111	$0.901	$1.462	$1.374	$1.244
Accumulation Unit Value at end of period	$2.282	$2.174	$1.906	$1.429	$1.237	$1.245	$1.111	$0.901	$1.462	$1.374
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	25	25	25	26	26	36	36	58

100

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.163	$1.897	$1.423	$1.232	$1.241	$1.108	$0.899	$1.459	$1.372	$1.243
Accumulation Unit Value at end of period	$2.269	$2.163	$1.897	$1.423	$1.232	$1.241	$1.108	$0.899	$1.459	$1.372
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.114	$1.857	$1.395	$1.210	$1.220	$1.092	$0.886	$1.442	$1.358	$1.232
Accumulation Unit Value at end of period	$2.215	$2.114	$1.857	$1.395	$1.210	$1.220	$1.092	$0.886	$1.442	$1.358
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	50	57
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.114	$1.857	$1.395	$1.210	$1.220	$1.092	$0.886	$1.442	$1.358	$1.232
Accumulation Unit Value at end of period	$2.215	$2.114	$1.857	$1.395	$1.210	$1.220	$1.092	$0.886	$1.442	$1.358
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	50	57
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430	$1.349	$1.225
Accumulation Unit Value at end of period	$2.171	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430	$1.349	$1.225
Accumulation Unit Value at end of period	$2.171	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.063	$1.815	$1.366	$1.187	$1.200	$1.076	$0.875	$1.426	$1.346	$1.223
Accumulation Unit Value at end of period	$2.156	$2.063	$1.815	$1.366	$1.187	$1.200	$1.076	$0.875	$1.426	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.486	$1.309	$0.987	$0.858	$0.868	$0.779	$0.634	$1.035	$0.977	$0.889
Accumulation Unit Value at end of period	$1.552	$1.486	$1.309	$0.987	$0.858	$0.868	$0.779	$0.634	$1.035	$0.977
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.025	$1.784	$1.345	$1.171	$1.185	$1.064	$0.867	$1.415	$1.337	$1.217
Accumulation Unit Value at end of period	$2.113	$2.025	$1.784	$1.345	$1.171	$1.185	$1.064	$0.867	$1.415	$1.337
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.025	$1.784	$1.345	$1.171	$1.185	$1.064	$0.867	$1.415	$1.337	$1.217
Accumulation Unit Value at end of period	$2.113	$2.025	$1.784	$1.345	$1.171	$1.185	$1.064	$0.867	$1.415	$1.337
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.277	$21.408	$16.146	$14.061	$14.238	$12.788	$10.425	$—	$—	$—
Accumulation Unit Value at end of period	$25.327	$24.277	$21.408	$16.146	$14.061	$14.238	$12.788	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

101

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.451	$1.281	$0.967	$0.843	$0.855	$0.768	$0.627	$1.025	$0.970	$0.884
Accumulation Unit Value at end of period	$1.513	$1.451	$1.281	$0.967	$0.843	$0.855	$0.768	$0.627	$1.025	$0.970
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.056	$21.245	$16.047	$13.995	$14.193	$12.767	$10.423	$—	$—	$—
Accumulation Unit Value at end of period	$25.059	$24.056	$21.245	$16.047	$13.995	$14.193	$12.767	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.983	$21.191	$16.014	$13.974	$14.179	$12.760	$10.423	$—	$—	$—
Accumulation Unit Value at end of period	$24.970	$23.983	$21.191	$16.014	$13.974	$14.179	$12.760	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.765	$21.030	$15.916	$13.909	$14.134	$12.739	$10.421	$—	$—	$—
Accumulation Unit Value at end of period	$24.706	$23.765	$21.030	$15.916	$13.909	$14.134	$12.739	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681	$1.578	$1.333
Accumulation Unit Value at end of period	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681	$1.578
Number of Accumulation Units outstanding at end of period (in thousands)	170	218	328	435	530	608	714	769	1,148	1,882
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.394	$2.158	$1.666	$1.493	$1.500	$1.349	$1.102	$1.660	$1.562	$1.321
Accumulation Unit Value at end of period	$2.324	$2.394	$2.158	$1.666	$1.493	$1.500	$1.349	$1.102	$1.660	$1.562
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	16	16	16	16	17	20	41	44
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.382	$2.148	$1.659	$1.487	$1.495	$1.346	$1.099	$1.657	$1.560	$1.320
Accumulation Unit Value at end of period	$2.311	$2.382	$2.148	$1.659	$1.487	$1.495	$1.346	$1.099	$1.657	$1.560
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	2	2	2	3	27	25
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.329	$2.103	$1.626	$1.461	$1.471	$1.325	$1.085	$1.638	$1.543	$1.308
Accumulation Unit Value at end of period	$2.256	$2.329	$2.103	$1.626	$1.461	$1.471	$1.325	$1.085	$1.638	$1.543
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	7	16	16	17	17	28	109	133
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.329	$2.103	$1.626	$1.461	$1.471	$1.325	$1.085	$1.638	$1.543	$1.308
Accumulation Unit Value at end of period	$2.256	$2.329	$2.103	$1.626	$1.461	$1.471	$1.325	$1.085	$1.638	$1.543
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	7	16	16	17	17	28	109	133
With The Hartford's Principal First (50 BPS)

102

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$2.286	$2.067	$1.601	$1.440	$1.452	$1.311	$1.074	$1.624	$1.533	$1.301
Accumulation Unit Value at end of period	$2.211	$2.286	$2.067	$1.601	$1.440	$1.452	$1.311	$1.074	$1.624	$1.533
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	7	7	7	39	39	50	98
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.286	$2.067	$1.601	$1.440	$1.452	$1.311	$1.074	$1.624	$1.533	$1.301
Accumulation Unit Value at end of period	$2.211	$2.286	$2.067	$1.601	$1.440	$1.452	$1.311	$1.074	$1.624	$1.533
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	7	7	7	39	39	50	98
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.272	$2.056	$1.593	$1.433	$1.446	$1.306	$1.071	$1.620	$1.530	$1.299
Accumulation Unit Value at end of period	$2.196	$2.272	$2.056	$1.593	$1.433	$1.446	$1.306	$1.071	$1.620	$1.530
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.932	$1.750	$1.358	$1.223	$1.235	$1.116	$0.916	$1.388	$1.312	$1.115
Accumulation Unit Value at end of period	$1.866	$1.932	$1.750	$1.358	$1.223	$1.235	$1.116	$0.916	$1.388	$1.312
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.230	$2.021	$1.568	$1.413	$1.428	$1.291	$1.060	$1.607	$1.520	$1.293
Accumulation Unit Value at end of period	$2.152	$2.230	$2.021	$1.568	$1.413	$1.428	$1.291	$1.060	$1.607	$1.520
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.230	$2.021	$1.568	$1.413	$1.428	$1.291	$1.060	$1.607	$1.520	$1.293
Accumulation Unit Value at end of period	$2.152	$2.230	$2.021	$1.568	$1.413	$1.428	$1.291	$1.060	$1.607	$1.520
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.676	$19.654	$15.261	$13.761	$13.913	$12.587	$10.341	$—	$—	$—
Accumulation Unit Value at end of period	$20.916	$21.676	$19.654	$15.261	$13.761	$13.913	$12.587	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.885	$1.711	$1.330	$1.200	$1.215	$1.100	$0.905	$1.373	$1.300	$1.107
Accumulation Unit Value at end of period	$1.817	$1.885	$1.711	$1.330	$1.200	$1.215	$1.100	$0.905	$1.373	$1.300
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.479	$19.504	$15.168	$13.698	$13.869	$12.566	$10.339	$—	$—	$—
Accumulation Unit Value at end of period	$20.694	$21.479	$19.504	$15.168	$13.698	$13.869	$12.566	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.413	$19.455	$15.137	$13.676	$13.854	$12.559	$10.339	$—	$—	$—
Accumulation Unit Value at end of period	$20.621	$21.413	$19.455	$15.137	$13.676	$13.854	$12.559	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

103

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.218	$19.307	$15.044	$13.613	$13.811	$12.538	$10.337	$—	$—	$—
Accumulation Unit Value at end of period	$20.403	$21.218	$19.307	$15.044	$13.613	$13.811	$12.538	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.569	$2.445	$1.824	$1.503	$1.774	$1.579	$1.183	$2.530	$2.057	$1.832
Accumulation Unit Value at end of period	$2.730	$2.569	$2.445	$1.824	$1.503	$1.774	$1.579	$1.183	$2.530	$2.057
Number of Accumulation Units outstanding at end of period (in thousands)	110	151	154	194	233	367	486	552	715	1,053
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.512	$2.394	$1.789	$1.476	$1.745	$1.555	$1.167	$2.500	$2.036	$1.816
Accumulation Unit Value at end of period	$2.665	$2.512	$2.394	$1.789	$1.476	$1.745	$1.555	$1.167	$2.500	$2.036
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	21	21	21	22	29	36	48	70
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.499	$2.382	$1.781	$1.470	$1.739	$1.551	$1.165	$2.496	$2.033	$1.814
Accumulation Unit Value at end of period	$2.650	$2.499	$2.382	$1.781	$1.470	$1.739	$1.551	$1.165	$2.496	$2.033
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.443	$2.333	$1.747	$1.444	$1.711	$1.528	$1.149	$2.466	$2.012	$1.798
Accumulation Unit Value at end of period	$2.587	$2.443	$2.333	$1.747	$1.444	$1.711	$1.528	$1.149	$2.466	$2.012
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	34	38
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.443	$2.333	$1.747	$1.444	$1.711	$1.528	$1.149	$2.466	$2.012	$1.798
Accumulation Unit Value at end of period	$2.587	$2.443	$2.333	$1.747	$1.444	$1.711	$1.528	$1.149	$2.466	$2.012
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	34	38
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446	$1.998	$1.789
Accumulation Unit Value at end of period	$2.535	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446	$1.998
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	6	6	9	9	9	32
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446	$1.998	$1.789
Accumulation Unit Value at end of period	$2.535	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446	$1.998
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	6	6	9	9	9	32
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.383	$2.280	$1.711	$1.417	$1.682	$1.505	$1.134	$2.439	$1.994	$1.786
Accumulation Unit Value at end of period	$2.518	$2.383	$2.280	$1.711	$1.417	$1.682	$1.505	$1.134	$2.439	$1.994
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.083	$1.037	$0.779	$0.646	$0.768	$0.687	$0.519	$1.116	$0.913	$0.819

104

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$1.143	$1.083	$1.037	$0.779	$0.646	$0.768	$0.687	$0.519	$1.116	$0.913
Number of Accumulation Units outstanding at end of period (in thousands)	68	60	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.339	$2.241	$1.684	$1.397	$1.661	$1.488	$1.123	$2.419	$1.981	$1.777
Accumulation Unit Value at end of period	$2.468	$2.339	$2.241	$1.684	$1.397	$1.661	$1.488	$1.123	$2.419	$1.981
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.339	$2.241	$1.684	$1.397	$1.661	$1.488	$1.123	$2.419	$1.981	$1.777
Accumulation Unit Value at end of period	$2.468	$2.339	$2.241	$1.684	$1.397	$1.661	$1.488	$1.123	$2.419	$1.981
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.874	$20.969	$15.765	$13.084	$15.564	$13.953	$10.537	$—	$—	$—
Accumulation Unit Value at end of period	$23.070	$21.874	$20.969	$15.765	$13.084	$15.564	$13.953	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.058	$1.015	$0.764	$0.634	$0.755	$0.678	$0.512	$1.105	$0.906	$0.814
Accumulation Unit Value at end of period	$1.114	$1.058	$1.015	$0.764	$0.634	$0.755	$0.678	$0.512	$1.105	$0.906
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.675	$20.809	$15.668	$13.024	$15.515	$13.930	$10.535	$—	$—	$—
Accumulation Unit Value at end of period	$22.826	$21.675	$20.809	$15.668	$13.024	$15.515	$13.930	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.609	$20.756	$15.636	$13.004	$15.499	$13.923	$10.535	$—	$—	$—
Accumulation Unit Value at end of period	$22.745	$21.609	$20.756	$15.636	$13.004	$15.499	$13.923	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.412	$20.598	$15.540	$12.943	$15.450	$13.900	$10.533	$—	$—	$—
Accumulation Unit Value at end of period	$22.504	$21.412	$20.598	$15.540	$12.943	$15.450	$13.900	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.654	$2.365	$1.771	$1.419	$1.583	$1.369	$1.074	$2.009	$1.576	$1.429
Accumulation Unit Value at end of period	$2.918	$2.654	$2.365	$1.771	$1.419	$1.583	$1.369	$1.074	$2.009	$1.576
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	11	11	11	19	21	51	86	89
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.604	$2.324	$1.743	$1.399	$1.563	$1.353	$1.063	$1.992	$1.565	$1.421

105

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$2.858	$2.604	$2.324	$1.743	$1.399	$1.563	$1.353	$1.063	$1.992	$1.565
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.588	$2.310	$1.734	$1.392	$1.556	$1.348	$1.060	$1.987	$1.561	$1.419
Accumulation Unit Value at end of period	$2.839	$2.588	$2.310	$1.734	$1.392	$1.556	$1.348	$1.060	$1.987	$1.561
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.539	$2.270	$1.706	$1.372	$1.536	$1.333	$1.049	$1.970	$1.550	$1.411
Accumulation Unit Value at end of period	$2.781	$2.539	$2.270	$1.706	$1.372	$1.536	$1.333	$1.049	$1.970	$1.550
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	4	4
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.539	$2.270	$1.706	$1.372	$1.536	$1.333	$1.049	$1.970	$1.550	$1.411
Accumulation Unit Value at end of period	$2.781	$2.539	$2.270	$1.706	$1.372	$1.536	$1.333	$1.049	$1.970	$1.550
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	4	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954	$1.540	$1.404
Accumulation Unit Value at end of period	$2.726	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954	$1.540
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	—	—	13	13	20	16
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954	$1.540	$1.404
Accumulation Unit Value at end of period	$2.726	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954	$1.540
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	—	—	13	13	20	16
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313	$1.036	$1.949	$1.536	$1.401
Accumulation Unit Value at end of period	$2.708	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313	$1.036	$1.949	$1.536
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.447	$2.194	$1.654	$1.334	$1.498	$1.304	$1.029	$1.939	$1.530	$1.397
Accumulation Unit Value at end of period	$2.672	$2.447	$2.194	$1.654	$1.334	$1.498	$1.304	$1.029	$1.939	$1.530
Number of Accumulation Units outstanding at end of period (in thousands)	39	35	36	18	—	34	44	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.431	$2.181	$1.645	$1.327	$1.491	$1.299	$1.026	$1.933	$1.526	$1.394
Accumulation Unit Value at end of period	$2.654	$2.431	$2.181	$1.645	$1.327	$1.491	$1.299	$1.026	$1.933	$1.526
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.431	$2.181	$1.645	$1.327	$1.491	$1.299	$1.026	$1.933	$1.526	$1.394
Accumulation Unit Value at end of period	$2.654	$2.431	$2.181	$1.645	$1.327	$1.491	$1.299	$1.026	$1.933	$1.526
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.913	$22.364	$16.873	$13.624	$15.313	$13.341	$10.543	$—	$—	$—
Accumulation Unit Value at end of period	$27.180	$24.913	$22.364	$16.873	$13.624	$15.313	$13.341	$—	$—	$—

106

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.389	$2.147	$1.621	$1.311	$1.475	$1.286	$1.017	$1.920	$1.518	$1.389
Accumulation Unit Value at end of period	$2.604	$2.389	$2.147	$1.621	$1.311	$1.475	$1.286	$1.017	$1.920	$1.518
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.687	$22.194	$16.770	$13.560	$15.265	$13.319	$10.542	$—	$—	$—
Accumulation Unit Value at end of period	$26.892	$24.687	$22.194	$16.770	$13.560	$15.265	$13.319	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.612	$22.137	$16.735	$13.539	$15.249	$13.312	$10.541	$—	$—	$—
Accumulation Unit Value at end of period	$26.797	$24.612	$22.137	$16.735	$13.539	$15.249	$13.312	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.388	$21.969	$16.633	$13.477	$15.202	$13.290	$10.540	$—	$—	$—
Accumulation Unit Value at end of period	$26.513	$24.388	$21.969	$16.633	$13.477	$15.202	$13.290	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.840	$3.865	$2.587	$2.180	$2.042	$1.938	$1.606	$2.193	$2.101	$1.921
Accumulation Unit Value at end of period	$5.392	$4.840	$3.865	$2.587	$2.180	$2.042	$1.938	$1.606	$2.193	$2.101
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	35	62	113	134	174	183	286	418
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.735	$3.786	$2.538	$2.142	$2.010	$1.911	$1.585	$2.168	$2.080	$1.905
Accumulation Unit Value at end of period	$5.267	$4.735	$3.786	$2.538	$2.142	$2.010	$1.911	$1.585	$2.168	$2.080
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	18	18	18	41	45
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$4.707	$3.766	$2.526	$2.133	$2.002	$1.904	$1.581	$2.163	$2.076	$1.902
Accumulation Unit Value at end of period	$5.233	$4.707	$3.766	$2.526	$2.133	$2.002	$1.904	$1.581	$2.163	$2.076
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.605	$3.690	$2.478	$2.096	$1.970	$1.877	$1.560	$2.138	$2.056	$1.886
Accumulation Unit Value at end of period	$5.112	$4.605	$3.690	$2.478	$2.096	$1.970	$1.877	$1.560	$2.138	$2.056
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.605	$3.690	$2.478	$2.096	$1.970	$1.877	$1.560	$2.138	$2.056	$1.886
Accumulation Unit Value at end of period	$5.112	$4.605	$3.690	$2.478	$2.096	$1.970	$1.877	$1.560	$2.138	$2.056

107

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121	$2.042	$1.877
Accumulation Unit Value at end of period	$5.010	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121	$2.042
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121	$2.042	$1.877
Accumulation Unit Value at end of period	$5.010	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121	$2.042
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.492	$3.606	$2.427	$2.057	$1.937	$1.849	$1.540	$2.115	$2.038	$1.873
Accumulation Unit Value at end of period	$4.977	$4.492	$3.606	$2.427	$2.057	$1.937	$1.849	$1.540	$2.115	$2.038
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.433	$3.563	$2.400	$2.036	$1.920	$1.834	$1.529	$2.102	$2.027	$1.866
Accumulation Unit Value at end of period	$4.907	$4.433	$3.563	$2.400	$2.036	$1.920	$1.834	$1.529	$2.102	$2.027
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.409	$3.545	$2.390	$2.028	$1.913	$1.829	$1.526	$2.098	$2.024	$1.864
Accumulation Unit Value at end of period	$4.877	$4.409	$3.545	$2.390	$2.028	$1.913	$1.829	$1.526	$2.098	$2.024
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.409	$3.545	$2.390	$2.028	$1.913	$1.829	$1.526	$2.098	$2.024	$1.864
Accumulation Unit Value at end of period	$4.877	$4.409	$3.545	$2.390	$2.028	$1.913	$1.829	$1.526	$2.098	$2.024
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.635	$25.451	$17.164	$14.575	$13.755	$13.154	$10.980	$—	$—	$—
Accumulation Unit Value at end of period	$34.981	$31.635	$25.451	$17.164	$14.575	$13.755	$13.154	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.329	$3.486	$2.353	$2.000	$1.890	$1.809	$1.511	$2.082	$2.011	$1.855
Accumulation Unit Value at end of period	$4.782	$4.329	$3.486	$2.353	$2.000	$1.890	$1.809	$1.511	$2.082	$2.011
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.347	$25.257	$17.059	$14.507	$13.711	$13.132	$10.978	$—	$—	$—
Accumulation Unit Value at end of period	$34.610	$31.347	$25.257	$17.059	$14.507	$13.711	$13.132	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.252	$25.193	$17.024	$14.485	$13.697	$13.125	$10.978	$—	$—	$—

108

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$34.488	$31.252	$25.193	$17.024	$14.485	$13.697	$13.125	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.968	$25.001	$16.920	$14.418	$13.654	$13.104	$10.976	$—	$—	$—
Accumulation Unit Value at end of period	$34.123	$30.968	$25.001	$16.920	$14.418	$13.654	$13.104	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.130	$2.112	$2.017	$1.794	$1.742	$1.524	$1.030	$1.401	$1.385	$1.267
Accumulation Unit Value at end of period	$2.005	$2.130	$2.112	$2.017	$1.794	$1.742	$1.524	$1.030	$1.401	$1.385
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	49	109	119	48	163	167	246	305
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.083	$2.068	$1.978	$1.762	$1.713	$1.502	$1.016	$1.384	$1.371	$1.255
Accumulation Unit Value at end of period	$1.957	$2.083	$2.068	$1.978	$1.762	$1.713	$1.502	$1.016	$1.384	$1.371
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	33	32	32	32	32
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.072	$2.058	$1.969	$1.755	$1.708	$1.498	$1.014	$1.381	$1.369	$1.254
Accumulation Unit Value at end of period	$1.946	$2.072	$2.058	$1.969	$1.755	$1.708	$1.498	$1.014	$1.381	$1.369
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.026	$2.015	$1.931	$1.724	$1.680	$1.475	$1.000	$1.365	$1.355	$1.243
Accumulation Unit Value at end of period	$1.900	$2.026	$2.015	$1.931	$1.724	$1.680	$1.475	$1.000	$1.365	$1.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.026	$2.015	$1.931	$1.724	$1.680	$1.475	$1.000	$1.365	$1.355	$1.243
Accumulation Unit Value at end of period	$1.900	$2.026	$2.015	$1.931	$1.724	$1.680	$1.475	$1.000	$1.365	$1.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354	$1.346	$1.237
Accumulation Unit Value at end of period	$1.862	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	16	17	20	17
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354	$1.346	$1.237
Accumulation Unit Value at end of period	$1.862	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	16	17	20	17
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.976	$1.969	$1.891	$1.691	$1.651	$1.453	$0.987	$1.350	$1.343	$1.235
Accumulation Unit Value at end of period	$1.849	$1.976	$1.969	$1.891	$1.691	$1.651	$1.453	$0.987	$1.350	$1.343
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

109

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.848	$1.844	$1.772	$1.587	$1.551	$1.366	$0.929	$1.271	$1.266	$1.165
Accumulation Unit Value at end of period	$1.728	$1.848	$1.844	$1.772	$1.587	$1.551	$1.366	$0.929	$1.271	$1.266
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.940	$1.936	$1.862	$1.668	$1.631	$1.437	$0.978	$1.339	$1.334	$1.228
Accumulation Unit Value at end of period	$1.813	$1.940	$1.936	$1.862	$1.668	$1.631	$1.437	$0.978	$1.339	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.940	$1.936	$1.862	$1.668	$1.631	$1.437	$0.978	$1.339	$1.334	$1.228
Accumulation Unit Value at end of period	$1.813	$1.940	$1.936	$1.862	$1.668	$1.631	$1.437	$0.978	$1.339	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.535	$20.507	$19.734	$17.683	$17.300	$15.256	$10.385	$—	$—	$—
Accumulation Unit Value at end of period	$19.181	$20.535	$20.507	$19.734	$17.683	$17.300	$15.256	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.804	$1.804	$1.738	$1.559	$1.526	$1.347	$0.918	$1.259	$1.256	$1.158
Accumulation Unit Value at end of period	$1.684	$1.804	$1.804	$1.738	$1.559	$1.526	$1.347	$0.918	$1.259	$1.256
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.348	$20.351	$19.614	$17.601	$17.245	$15.231	$10.384	$—	$—	$—
Accumulation Unit Value at end of period	$18.978	$20.348	$20.351	$19.614	$17.601	$17.245	$15.231	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.286	$20.299	$19.574	$17.574	$17.227	$15.222	$10.383	$—	$—	$—
Accumulation Unit Value at end of period	$18.910	$20.286	$20.299	$19.574	$17.574	$17.227	$15.222	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.101	$20.144	$19.454	$17.492	$17.173	$15.197	$10.382	$—	$—	$—
Accumulation Unit Value at end of period	$18.710	$20.101	$20.144	$19.454	$17.492	$17.173	$15.197	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871	$1.492	$1.219
Accumulation Unit Value at end of period	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871	$1.492

110

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	258	279	293	382	512	551	460	615	730	1,019
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.737	$1.840	$1.541	$1.306	$1.545	$1.374	$1.048	$1.848	$1.477	$1.208
Accumulation Unit Value at end of period	$1.739	$1.737	$1.840	$1.541	$1.306	$1.545	$1.374	$1.048	$1.848	$1.477
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	4	1	4	21
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.728	$1.832	$1.535	$1.301	$1.540	$1.370	$1.046	$1.845	$1.475	$1.207
Accumulation Unit Value at end of period	$1.729	$1.728	$1.832	$1.535	$1.301	$1.540	$1.370	$1.046	$1.845	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.689	$1.793	$1.505	$1.277	$1.515	$1.350	$1.032	$1.823	$1.459	$1.196
Accumulation Unit Value at end of period	$1.687	$1.689	$1.793	$1.505	$1.277	$1.515	$1.350	$1.032	$1.823	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	50	63
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.689	$1.793	$1.505	$1.277	$1.515	$1.350	$1.032	$1.823	$1.459	$1.196
Accumulation Unit Value at end of period	$1.687	$1.689	$1.793	$1.505	$1.277	$1.515	$1.350	$1.032	$1.823	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	50	63
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.658	$1.763	$1.481	$1.259	$1.496	$1.335	$1.022	$1.808	$1.450	$1.190
Accumulation Unit Value at end of period	$1.654	$1.658	$1.763	$1.481	$1.259	$1.496	$1.335	$1.022	$1.808	$1.450
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	14	14	17	13
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.658	$1.763	$1.481	$1.259	$1.496	$1.335	$1.022	$1.808	$1.450	$1.190
Accumulation Unit Value at end of period	$1.654	$1.658	$1.763	$1.481	$1.259	$1.496	$1.335	$1.022	$1.808	$1.450
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	14	14	17	13
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.648	$1.753	$1.474	$1.253	$1.489	$1.330	$1.019	$1.803	$1.447	$1.188
Accumulation Unit Value at end of period	$1.643	$1.648	$1.753	$1.474	$1.253	$1.489	$1.330	$1.019	$1.803	$1.447
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.595	$1.698	$1.429	$1.217	$1.447	$1.293	$0.992	$1.757	$1.411	$1.160
Accumulation Unit Value at end of period	$1.588	$1.595	$1.698	$1.429	$1.217	$1.447	$1.293	$0.992	$1.757	$1.411
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.617	$1.723	$1.451	$1.236	$1.471	$1.315	$1.009	$1.789	$1.437	$1.182
Accumulation Unit Value at end of period	$1.610	$1.617	$1.723	$1.451	$1.236	$1.471	$1.315	$1.009	$1.789	$1.437
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.617	$1.723	$1.451	$1.236	$1.471	$1.315	$1.009	$1.789	$1.437	$1.182
Accumulation Unit Value at end of period	$1.610	$1.617	$1.723	$1.451	$1.236	$1.471	$1.315	$1.009	$1.789	$1.437

111

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.097	$18.224	$15.353	$13.083	$15.578	$13.937	$10.696	$—	$—	$—
Accumulation Unit Value at end of period	$17.010	$17.097	$18.224	$15.353	$13.083	$15.578	$13.937	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.555	$1.660	$1.400	$1.194	$1.423	$1.274	$0.979	$1.738	$1.399	$1.152
Accumulation Unit Value at end of period	$1.546	$1.555	$1.660	$1.400	$1.194	$1.423	$1.274	$0.979	$1.738	$1.399
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.942	$18.085	$15.259	$13.023	$15.529	$13.914	$10.695	$—	$—	$—
Accumulation Unit Value at end of period	$16.830	$16.942	$18.085	$15.259	$13.023	$15.529	$13.914	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.890	$18.039	$15.228	$13.003	$15.513	$13.907	$10.694	$—	$—	$—
Accumulation Unit Value at end of period	$16.770	$16.890	$18.039	$15.228	$13.003	$15.513	$13.907	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.736	$17.901	$15.134	$12.942	$15.464	$13.884	$10.693	$—	$—	$—
Accumulation Unit Value at end of period	$16.593	$16.736	$17.901	$15.134	$12.942	$15.464	$13.884	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.196	$6.569	$4.777	$4.066	$4.489	$3.697	$2.870	$4.512	$3.979	$3.620
Accumulation Unit Value at end of period	$7.191	$7.196	$6.569	$4.777	$4.066	$4.489	$3.697	$2.870	$4.512	$3.979
Number of Accumulation Units outstanding at end of period (in thousands)	121	135	148	217	278	394	458	552	763	1,287
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.036	$6.432	$4.684	$3.993	$4.416	$3.642	$2.832	$4.458	$3.937	$3.587
Accumulation Unit Value at end of period	$7.020	$7.036	$6.432	$4.684	$3.993	$4.416	$3.642	$2.832	$4.458	$3.937
Number of Accumulation Units outstanding at end of period (in thousands)	—	18	18	22	25	26	28	29	37	73
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$6.998	$6.401	$4.664	$3.978	$4.401	$3.632	$2.825	$4.450	$3.932	$3.584
Accumulation Unit Value at end of period	$6.979	$6.998	$6.401	$4.664	$3.978	$4.401	$3.632	$2.825	$4.450	$3.932
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.842	$6.268	$4.574	$3.907	$4.329	$3.577	$2.787	$4.397	$3.890	$3.552
Accumulation Unit Value at end of period	$6.814	$6.842	$6.268	$4.574	$3.907	$4.329	$3.577	$2.787	$4.397	$3.890
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

112

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.842	$6.268	$4.574	$3.907	$4.329	$3.577	$2.787	$4.397	$3.890	$3.552
Accumulation Unit Value at end of period	$6.814	$6.842	$6.268	$4.574	$3.907	$4.329	$3.577	$2.787	$4.397	$3.890
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.716	$6.161	$4.503	$3.852	$4.275	$3.538	$2.760	$4.361	$3.865	$3.534
Accumulation Unit Value at end of period	$6.678	$6.716	$6.161	$4.503	$3.852	$4.275	$3.538	$2.760	$4.361	$3.865
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.716	$6.161	$4.503	$3.852	$4.275	$3.538	$2.760	$4.361	$3.865	$3.534
Accumulation Unit Value at end of period	$6.678	$6.716	$6.161	$4.503	$3.852	$4.275	$3.538	$2.760	$4.361	$3.865
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.674	$6.126	$4.479	$3.834	$4.257	$3.525	$2.752	$4.349	$3.856	$3.528
Accumulation Unit Value at end of period	$6.633	$6.674	$6.126	$4.479	$3.834	$4.257	$3.525	$2.752	$4.349	$3.856
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.650	$2.435	$1.782	$1.527	$1.697	$1.406	$1.099	$1.739	$1.543	$1.413
Accumulation Unit Value at end of period	$2.631	$2.650	$2.435	$1.782	$1.527	$1.697	$1.406	$1.099	$1.739	$1.543
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.551	$6.022	$4.410	$3.780	$4.203	$3.486	$2.725	$4.314	$3.831	$3.510
Accumulation Unit Value at end of period	$6.501	$6.551	$6.022	$4.410	$3.780	$4.203	$3.486	$2.725	$4.314	$3.831
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.551	$6.022	$4.410	$3.780	$4.203	$3.486	$2.725	$4.314	$3.831	$3.510
Accumulation Unit Value at end of period	$6.501	$6.551	$6.022	$4.410	$3.780	$4.203	$3.486	$2.725	$4.314	$3.831
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.197	$23.174	$16.978	$14.560	$16.199	$13.439	$10.513	$—	$—	$—
Accumulation Unit Value at end of period	$24.990	$25.197	$23.174	$16.978	$14.560	$16.199	$13.439	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.588	$2.382	$1.747	$1.500	$1.670	$1.387	$1.086	$1.722	$1.531	$1.405
Accumulation Unit Value at end of period	$2.564	$2.588	$2.382	$1.747	$1.500	$1.670	$1.387	$1.086	$1.722	$1.531
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.967	$22.997	$16.874	$14.492	$16.148	$13.417	$10.511	$—	$—	$—
Accumulation Unit Value at end of period	$24.726	$24.967	$22.997	$16.874	$14.492	$16.148	$13.417	$—	$—	$—

113

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.891	$22.939	$16.839	$14.470	$16.131	$13.410	$10.510	$—	$—	$—
Accumulation Unit Value at end of period	$24.638	$24.891	$22.939	$16.839	$14.470	$16.131	$13.410	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.665	$22.764	$16.736	$14.403	$16.080	$13.388	$10.509	$—	$—	$—
Accumulation Unit Value at end of period	$24.377	$24.665	$22.764	$16.736	$14.403	$16.080	$13.388	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.743	$2.578	$1.945	$1.583	$1.760	$1.435	$1.012	$1.720	$1.713	$1.477
Accumulation Unit Value at end of period	$2.665	$2.743	$2.578	$1.945	$1.583	$1.760	$1.435	$1.012	$1.720	$1.713
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	27	28	27	34	38	95	135	198
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.687	$2.529	$1.912	$1.558	$1.734	$1.416	$1.000	$1.703	$1.698	$1.467
Accumulation Unit Value at end of period	$2.607	$2.687	$2.529	$1.912	$1.558	$1.734	$1.416	$1.000	$1.703	$1.698
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	45	53	58	69	90
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.669	$2.513	$1.900	$1.549	$1.726	$1.410	$0.996	$1.698	$1.693	$1.463
Accumulation Unit Value at end of period	$2.588	$2.669	$2.513	$1.900	$1.549	$1.726	$1.410	$0.996	$1.698	$1.693
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.615	$2.466	$1.867	$1.525	$1.701	$1.392	$0.985	$1.681	$1.679	$1.453
Accumulation Unit Value at end of period	$2.532	$2.615	$2.466	$1.867	$1.525	$1.701	$1.392	$0.985	$1.681	$1.679
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	7	7	7	7	7	7	22	22
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.615	$2.466	$1.867	$1.525	$1.701	$1.392	$0.985	$1.681	$1.679	$1.453
Accumulation Unit Value at end of period	$2.532	$2.615	$2.466	$1.867	$1.525	$1.701	$1.392	$0.985	$1.681	$1.679
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	7	7	7	7	7	7	22	22
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667	$1.668	$1.446
Accumulation Unit Value at end of period	$2.481	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667	$1.668
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	34	36	36	39	2	2	1	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667	$1.668	$1.446
Accumulation Unit Value at end of period	$2.481	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667	$1.668
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	34	36	36	39	2	2	1	—

114

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.550	$2.410	$1.829	$1.496	$1.673	$1.372	$0.972	$1.663	$1.664	$1.443
Accumulation Unit Value at end of period	$2.465	$2.550	$2.410	$1.829	$1.496	$1.673	$1.372	$0.972	$1.663	$1.664
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.518	$2.382	$1.809	$1.482	$1.658	$1.361	$0.966	$1.653	$1.656	$1.438
Accumulation Unit Value at end of period	$2.431	$2.518	$2.382	$1.809	$1.482	$1.658	$1.361	$0.966	$1.653	$1.656
Number of Accumulation Units outstanding at end of period (in thousands)	12	27	36	22	55	48	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.503	$2.369	$1.801	$1.475	$1.652	$1.356	$0.963	$1.649	$1.653	$1.436
Accumulation Unit Value at end of period	$2.416	$2.503	$2.369	$1.801	$1.475	$1.652	$1.356	$0.963	$1.649	$1.653
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.503	$2.369	$1.801	$1.475	$1.652	$1.356	$0.963	$1.649	$1.653	$1.436
Accumulation Unit Value at end of period	$2.416	$2.503	$2.369	$1.801	$1.475	$1.652	$1.356	$0.963	$1.649	$1.653
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.528	$27.012	$20.540	$16.837	$18.861	$15.496	$11.008	$—	$—	$—
Accumulation Unit Value at end of period	$27.517	$28.528	$27.012	$20.540	$16.837	$18.861	$15.496	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.459	$2.331	$1.774	$1.456	$1.632	$1.342	$0.955	$1.637	$1.644	$1.430
Accumulation Unit Value at end of period	$2.369	$2.459	$2.331	$1.774	$1.456	$1.632	$1.342	$0.955	$1.637	$1.644
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.268	$26.806	$20.414	$16.759	$18.802	$15.471	$11.007	$—	$—	$—
Accumulation Unit Value at end of period	$27.226	$28.268	$26.806	$20.414	$16.759	$18.802	$15.471	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.182	$26.738	$20.372	$16.733	$18.782	$15.462	$11.006	$—	$—	$—
Accumulation Unit Value at end of period	$27.129	$28.182	$26.738	$20.372	$16.733	$18.782	$15.462	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.926	$26.534	$20.247	$16.656	$18.723	$15.437	$11.005	$—	$—	$—
Accumulation Unit Value at end of period	$26.842	$27.926	$26.534	$20.247	$16.656	$18.723	$15.437	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	1	—	—	—	—	—	—	—

115

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999	$1.779	$1.581
Accumulation Unit Value at end of period	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999	$1.779
Number of Accumulation Units outstanding at end of period (in thousands)	97	127	130	175	191	367	434	495	644	1,035
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.869	$2.727	$1.924	$1.694	$1.785	$1.464	$1.153	$1.975	$1.760	$1.567
Accumulation Unit Value at end of period	$2.587	$2.869	$2.727	$1.924	$1.694	$1.785	$1.464	$1.153	$1.975	$1.760
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	6	7	12	14	26	67
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.854	$2.714	$1.916	$1.688	$1.779	$1.460	$1.150	$1.972	$1.758	$1.565
Accumulation Unit Value at end of period	$2.572	$2.854	$2.714	$1.916	$1.688	$1.779	$1.460	$1.150	$1.972	$1.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.791	$2.658	$1.879	$1.657	$1.750	$1.438	$1.135	$1.948	$1.740	$1.551
Accumulation Unit Value at end of period	$2.511	$2.791	$2.658	$1.879	$1.657	$1.750	$1.438	$1.135	$1.948	$1.740
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	3	6
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.791	$2.658	$1.879	$1.657	$1.750	$1.438	$1.135	$1.948	$1.740	$1.551
Accumulation Unit Value at end of period	$2.511	$2.791	$2.658	$1.879	$1.657	$1.750	$1.438	$1.135	$1.948	$1.740
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	3	6
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.739	$2.613	$1.850	$1.634	$1.728	$1.422	$1.124	$1.932	$1.728	$1.543
Accumulation Unit Value at end of period	$2.460	$2.739	$2.613	$1.850	$1.634	$1.728	$1.422	$1.124	$1.932	$1.728
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	5	5	5	7	7	7	5
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.739	$2.613	$1.850	$1.634	$1.728	$1.422	$1.124	$1.932	$1.728	$1.543
Accumulation Unit Value at end of period	$2.460	$2.739	$2.613	$1.850	$1.634	$1.728	$1.422	$1.124	$1.932	$1.728
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	5	5	5	7	7	7	5
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.722	$2.598	$1.840	$1.626	$1.721	$1.417	$1.120	$1.927	$1.724	$1.541
Accumulation Unit Value at end of period	$2.444	$2.722	$2.598	$1.840	$1.626	$1.721	$1.417	$1.120	$1.927	$1.724
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.209	$2.110	$1.496	$1.324	$1.402	$1.155	$0.914	$1.574	$1.410	$1.261
Accumulation Unit Value at end of period	$1.981	$2.209	$2.110	$1.496	$1.324	$1.402	$1.155	$0.914	$1.574	$1.410
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.672	$2.554	$1.811	$1.604	$1.699	$1.401	$1.109	$1.911	$1.713	$1.533
Accumulation Unit Value at end of period	$2.395	$2.672	$2.554	$1.811	$1.604	$1.699	$1.401	$1.109	$1.911	$1.713
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

116

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.672	$2.554	$1.811	$1.604	$1.699	$1.401	$1.109	$1.911	$1.713	$1.533
Accumulation Unit Value at end of period	$2.395	$2.672	$2.554	$1.811	$1.604	$1.699	$1.401	$1.109	$1.911	$1.713
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.109	$24.010	$17.039	$15.093	$16.001	$13.202	$10.456	$—	$—	$—
Accumulation Unit Value at end of period	$22.498	$25.109	$24.010	$17.039	$15.093	$16.001	$13.202	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.154	$2.062	$1.465	$1.299	$1.378	$1.138	$0.903	$1.557	$1.398	$1.253
Accumulation Unit Value at end of period	$1.928	$2.154	$2.062	$1.465	$1.299	$1.378	$1.138	$0.903	$1.557	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.880	$23.827	$16.935	$15.023	$15.951	$13.180	$10.454	$—	$—	$—
Accumulation Unit Value at end of period	$22.260	$24.880	$23.827	$16.935	$15.023	$15.951	$13.180	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.805	$23.766	$16.900	$15.000	$15.934	$13.173	$10.454	$—	$—	$—
Accumulation Unit Value at end of period	$22.181	$24.805	$23.766	$16.900	$15.000	$15.934	$13.173	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.579	$23.585	$16.797	$14.930	$15.884	$13.151	$10.452	$—	$—	$—
Accumulation Unit Value at end of period	$21.946	$24.579	$23.585	$16.797	$14.930	$15.884	$13.151	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$10.578	$—	$—
Accumulation Unit Value at end of period	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	—	1	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.373	$15.837	$11.733	$10.310	$10.615	$8.589	$5.913	$10.577	$—	$—
Accumulation Unit Value at end of period	$15.320	$16.373	$15.837	$11.733	$10.310	$10.615	$8.589	$5.913	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.318	$15.791	$11.705	$10.290	$10.601	$8.581	$5.911	$10.576	$—	$—
Accumulation Unit Value at end of period	$15.261	$16.318	$15.791	$11.705	$10.290	$10.601	$8.581	$5.911	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

117

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.153	$15.655	$11.622	$10.232	$10.557	$8.559	$5.905	$10.575	$—	$—
Accumulation Unit Value at end of period	$15.084	$16.153	$15.655	$11.622	$10.232	$10.557	$8.559	$5.905	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.153	$15.655	$11.622	$10.232	$10.557	$8.559	$5.905	$10.575	$—	$—
Accumulation Unit Value at end of period	$15.084	$16.153	$15.655	$11.622	$10.232	$10.557	$8.559	$5.905	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$10.574	$—	$—
Accumulation Unit Value at end of period	$14.910	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	6	5	6	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$10.574	$—	$—
Accumulation Unit Value at end of period	$14.910	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	6	5	6	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.937	$15.476	$11.512	$10.156	$10.499	$8.529	$5.896	$10.573	$—	$—
Accumulation Unit Value at end of period	$14.852	$15.937	$15.476	$11.512	$10.156	$10.499	$8.529	$5.896	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.829	$15.387	$11.457	$10.118	$10.470	$8.514	$5.891	$10.572	$—	$—
Accumulation Unit Value at end of period	$14.738	$15.829	$15.387	$11.457	$10.118	$10.470	$8.514	$5.891	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	3	5	13	15	3	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.776	$15.343	$11.430	$10.099	$10.456	$8.506	$5.889	$10.572	$—	$—
Accumulation Unit Value at end of period	$14.681	$15.776	$15.343	$11.430	$10.099	$10.456	$8.506	$5.889	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.776	$15.343	$11.430	$10.099	$10.456	$8.506	$5.889	$10.572	$—	$—
Accumulation Unit Value at end of period	$14.681	$15.776	$15.343	$11.430	$10.099	$10.456	$8.506	$5.889	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.536	$26.795	$19.971	$17.654	$18.287	$14.885	$10.310	$—	$—	$—
Accumulation Unit Value at end of period	$25.612	$27.536	$26.795	$19.971	$17.654	$18.287	$14.885	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.617	$15.211	$11.349	$10.042	$10.413	$8.484	$5.882	$10.571	$—	$—
Accumulation Unit Value at end of period	$14.511	$15.617	$15.211	$11.349	$10.042	$10.413	$8.484	$5.882	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

118

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.286	$26.590	$19.848	$17.572	$18.230	$14.860	$10.308	$—	$—	$—
Accumulation Unit Value at end of period	$25.340	$27.286	$26.590	$19.848	$17.572	$18.230	$14.860	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.512	$15.124	$11.295	$10.005	$10.384	$8.469	$5.878	$—	$—	$—
Accumulation Unit Value at end of period	$14.399	$15.512	$15.124	$11.295	$10.005	$10.384	$8.469	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.356	$14.994	$11.215	$9.948	$10.341	$8.447	$5.871	$—	$—	$—
Accumulation Unit Value at end of period	$14.232	$15.356	$14.994	$11.215	$9.948	$10.341	$8.447	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.555	$2.455	$1.723	$1.492	$1.495	$1.113	$0.836	$1.358	$1.407	$1.338
Accumulation Unit Value at end of period	$2.500	$2.555	$2.455	$1.723	$1.492	$1.495	$1.113	$0.836	$1.358	$1.407
Number of Accumulation Units outstanding at end of period (in thousands)	35	38	28	27	32	34	35	50	88	99
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.507	$2.412	$1.695	$1.470	$1.476	$1.101	$0.828	$1.347	$1.397	$1.331
Accumulation Unit Value at end of period	$2.449	$2.507	$2.412	$1.695	$1.470	$1.476	$1.101	$0.828	$1.347	$1.397
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.491	$2.398	$1.686	$1.463	$1.470	$1.096	$0.825	$1.343	$1.393	$1.328
Accumulation Unit Value at end of period	$2.432	$2.491	$2.398	$1.686	$1.463	$1.470	$1.096	$0.825	$1.343	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.445	$2.356	$1.660	$1.442	$1.451	$1.084	$0.817	$1.331	$1.384	$1.321
Accumulation Unit Value at end of period	$2.383	$2.445	$2.356	$1.660	$1.442	$1.451	$1.084	$0.817	$1.331	$1.384
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	19	21
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.445	$2.356	$1.660	$1.442	$1.451	$1.084	$0.817	$1.331	$1.384	$1.321
Accumulation Unit Value at end of period	$2.383	$2.445	$2.356	$1.660	$1.442	$1.451	$1.084	$0.817	$1.331	$1.384
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	19	21
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321	$1.375	$1.314
Accumulation Unit Value at end of period	$2.336	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321	$1.375
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	6	6
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321	$1.375	$1.314

119

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$2.336	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321	$1.375
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	6	6
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.385	$2.303	$1.625	$1.415	$1.426	$1.068	$0.806	$1.317	$1.372	$1.312
Accumulation Unit Value at end of period	$2.320	$2.385	$2.303	$1.625	$1.415	$1.426	$1.068	$0.806	$1.317	$1.372
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.356	$2.278	$1.609	$1.402	$1.415	$1.060	$0.801	$1.310	$1.366	$1.308
Accumulation Unit Value at end of period	$2.290	$2.356	$2.278	$1.609	$1.402	$1.415	$1.060	$0.801	$1.310	$1.366
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.341	$2.264	$1.600	$1.395	$1.408	$1.056	$0.798	$1.306	$1.362	$1.305
Accumulation Unit Value at end of period	$2.274	$2.341	$2.264	$1.600	$1.395	$1.408	$1.056	$0.798	$1.306	$1.362
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.341	$2.264	$1.600	$1.395	$1.408	$1.056	$0.798	$1.306	$1.362	$1.305
Accumulation Unit Value at end of period	$2.274	$2.341	$2.264	$1.600	$1.395	$1.408	$1.056	$0.798	$1.306	$1.362
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.112	$30.109	$21.290	$18.575	$18.759	$14.072	$10.646	$—	$—	$—
Accumulation Unit Value at end of period	$30.208	$31.112	$30.109	$21.290	$18.575	$18.759	$14.072	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.300	$2.229	$1.577	$1.378	$1.393	$1.046	$0.792	$1.297	$1.355	$1.300
Accumulation Unit Value at end of period	$2.231	$2.300	$2.229	$1.577	$1.378	$1.393	$1.046	$0.792	$1.297	$1.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.829	$29.880	$21.159	$18.489	$18.701	$14.048	$10.644	$—	$—	$—
Accumulation Unit Value at end of period	$29.889	$30.829	$29.880	$21.159	$18.489	$18.701	$14.048	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.735	$29.804	$21.116	$18.461	$18.681	$14.041	$10.643	$—	$—	$—
Accumulation Unit Value at end of period	$29.783	$30.735	$29.804	$21.116	$18.461	$18.681	$14.041	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.455	$29.577	$20.987	$18.375	$18.622	$14.018	$10.642	$—	$—	$—
Accumulation Unit Value at end of period	$29.468	$30.455	$29.577	$20.987	$18.375	$18.622	$14.018	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

120

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277	$1.226	$1.087
Accumulation Unit Value at end of period	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277	$1.226
Number of Accumulation Units outstanding at end of period (in thousands)	581	769	885	1,125	1,335	1,976	2,743	2,998	3,754	5,155
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.712	$1.566	$1.206	$1.073	$1.105	$0.980	$0.705	$1.262	$1.213	$1.078
Accumulation Unit Value at end of period	$1.728	$1.712	$1.566	$1.206	$1.073	$1.105	$0.980	$0.705	$1.262	$1.213
Number of Accumulation Units outstanding at end of period (in thousands)	50	85	95	102	102	102	110	126	203	345
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.703	$1.559	$1.201	$1.069	$1.101	$0.977	$0.703	$1.260	$1.212	$1.077
Accumulation Unit Value at end of period	$1.718	$1.703	$1.559	$1.201	$1.069	$1.101	$0.977	$0.703	$1.260	$1.212
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	11	8
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.665	$1.526	$1.177	$1.050	$1.083	$0.963	$0.694	$1.245	$1.199	$1.067
Accumulation Unit Value at end of period	$1.677	$1.665	$1.526	$1.177	$1.050	$1.083	$0.963	$0.694	$1.245	$1.199
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	40	47
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.665	$1.526	$1.177	$1.050	$1.083	$0.963	$0.694	$1.245	$1.199	$1.067
Accumulation Unit Value at end of period	$1.677	$1.665	$1.526	$1.177	$1.050	$1.083	$0.963	$0.694	$1.245	$1.199
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	40	47
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.635	$1.500	$1.159	$1.035	$1.070	$0.952	$0.687	$1.235	$1.191	$1.062
Accumulation Unit Value at end of period	$1.644	$1.635	$1.500	$1.159	$1.035	$1.070	$0.952	$0.687	$1.235	$1.191
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.635	$1.500	$1.159	$1.035	$1.070	$0.952	$0.687	$1.235	$1.191	$1.062
Accumulation Unit Value at end of period	$1.644	$1.635	$1.500	$1.159	$1.035	$1.070	$0.952	$0.687	$1.235	$1.191
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.625	$1.492	$1.153	$1.031	$1.065	$0.948	$0.685	$1.231	$1.189	$1.060
Accumulation Unit Value at end of period	$1.633	$1.625	$1.492	$1.153	$1.031	$1.065	$0.948	$0.685	$1.231	$1.189
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.355	$1.245	$0.963	$0.862	$0.892	$0.795	$0.575	$1.034	$0.999	$0.892
Accumulation Unit Value at end of period	$1.360	$1.355	$1.245	$0.963	$0.862	$0.892	$0.795	$0.575	$1.034	$0.999
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.595	$1.467	$1.135	$1.016	$1.052	$0.938	$0.678	$1.221	$1.181	$1.054
Accumulation Unit Value at end of period	$1.600	$1.595	$1.467	$1.135	$1.016	$1.052	$0.938	$0.678	$1.221	$1.181
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

121

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.595	$1.467	$1.135	$1.016	$1.052	$0.938	$0.678	$1.221	$1.181	$1.054
Accumulation Unit Value at end of period	$1.600	$1.595	$1.467	$1.135	$1.016	$1.052	$0.938	$0.678	$1.221	$1.181
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.209	$22.276	$17.253	$15.450	$16.000	$14.276	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$24.282	$24.209	$22.276	$17.253	$15.450	$16.000	$14.276	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.321	$1.217	$0.944	$0.846	$0.877	$0.783	$0.567	$1.023	$0.990	$0.886
Accumulation Unit Value at end of period	$1.324	$1.321	$1.217	$0.944	$0.846	$0.877	$0.783	$0.567	$1.023	$0.990
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.988	$22.107	$17.147	$15.378	$15.950	$14.252	$10.330	$—	$—	$—
Accumulation Unit Value at end of period	$24.025	$23.988	$22.107	$17.147	$15.378	$15.950	$14.252	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.915	$22.050	$17.112	$15.354	$15.933	$14.244	$10.329	$—	$—	$—
Accumulation Unit Value at end of period	$23.940	$23.915	$22.050	$17.112	$15.354	$15.933	$14.244	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.698	$21.883	$17.007	$15.283	$15.883	$14.221	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$23.687	$23.698	$21.883	$17.007	$15.283	$15.883	$14.221	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510	$1.466	$1.422
Accumulation Unit Value at end of period	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510	$1.466
Number of Accumulation Units outstanding at end of period (in thousands)	316	342	436	528	585	606	599	749	1,105	1,193
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.805	$1.735	$1.792	$1.696	$1.614	$1.529	$1.353	$1.492	$1.451	$1.410
Accumulation Unit Value at end of period	$1.763	$1.805	$1.735	$1.792	$1.696	$1.614	$1.529	$1.353	$1.492	$1.451
Number of Accumulation Units outstanding at end of period (in thousands)	18	26	29	32	31	35	38	42	50	55
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.796	$1.726	$1.784	$1.690	$1.609	$1.524	$1.350	$1.489	$1.449	$1.408
Accumulation Unit Value at end of period	$1.753	$1.796	$1.726	$1.784	$1.690	$1.609	$1.524	$1.350	$1.489	$1.449
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	16	12

122

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.756	$1.691	$1.749	$1.660	$1.583	$1.502	$1.332	$1.471	$1.434	$1.396
Accumulation Unit Value at end of period	$1.711	$1.756	$1.691	$1.749	$1.660	$1.583	$1.502	$1.332	$1.471	$1.434
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	5	5	5	5	5	99	102
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.756	$1.691	$1.749	$1.660	$1.583	$1.502	$1.332	$1.471	$1.434	$1.396
Accumulation Unit Value at end of period	$1.711	$1.756	$1.691	$1.749	$1.660	$1.583	$1.502	$1.332	$1.471	$1.434
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	5	5	5	5	5	99	102
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.723	$1.662	$1.722	$1.636	$1.563	$1.485	$1.319	$1.459	$1.424	$1.389
Accumulation Unit Value at end of period	$1.677	$1.723	$1.662	$1.722	$1.636	$1.563	$1.485	$1.319	$1.459	$1.424
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	33	36	36	40	—	—	1	1
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.723	$1.662	$1.722	$1.636	$1.563	$1.485	$1.319	$1.459	$1.424	$1.389
Accumulation Unit Value at end of period	$1.677	$1.723	$1.662	$1.722	$1.636	$1.563	$1.485	$1.319	$1.459	$1.424
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	33	36	36	40	—	—	1	1
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.713	$1.652	$1.713	$1.629	$1.556	$1.479	$1.315	$1.455	$1.421	$1.386
Accumulation Unit Value at end of period	$1.666	$1.713	$1.652	$1.713	$1.629	$1.556	$1.479	$1.315	$1.455	$1.421
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.474	$1.424	$1.478	$1.406	$1.345	$1.280	$1.139	$1.262	$1.233	$1.204
Accumulation Unit Value at end of period	$1.433	$1.474	$1.424	$1.478	$1.406	$1.345	$1.280	$1.139	$1.262	$1.233
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.624	$1.687	$1.606	$1.537	$1.463	$1.302	$1.443	$1.412	$1.379
Accumulation Unit Value at end of period	$1.633	$1.681	$1.624	$1.687	$1.606	$1.537	$1.463	$1.302	$1.443	$1.412
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.624	$1.687	$1.606	$1.537	$1.463	$1.302	$1.443	$1.412	$1.379
Accumulation Unit Value at end of period	$1.633	$1.681	$1.624	$1.687	$1.606	$1.537	$1.463	$1.302	$1.443	$1.412
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.198	$12.760	$13.256	$12.627	$12.088	$11.516	$10.256	$—	$—	$—
Accumulation Unit Value at end of period	$12.812	$13.198	$12.760	$13.256	$12.627	$12.088	$11.516	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.438	$1.392	$1.447	$1.380	$1.323	$1.261	$1.124	$1.248	$1.222	$1.196
Accumulation Unit Value at end of period	$1.395	$1.438	$1.392	$1.447	$1.380	$1.323	$1.261	$1.124	$1.248	$1.222
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

123

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.078	$12.662	$13.175	$12.568	$12.050	$11.497	$10.255	$—	$—	$—
Accumulation Unit Value at end of period	$12.677	$13.078	$12.662	$13.175	$12.568	$12.050	$11.497	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.038	$12.630	$13.148	$12.549	$12.038	$11.491	$10.254	$—	$—	$—
Accumulation Unit Value at end of period	$12.632	$13.038	$12.630	$13.148	$12.549	$12.038	$11.491	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.919	$12.534	$13.068	$12.491	$12.000	$11.472	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$12.498	$12.919	$12.534	$13.068	$12.491	$12.000	$11.472	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.182	$1.169	$1.209	$1.185	$1.149	$1.125	$1.107	$1.132	$1.103	$1.078
Accumulation Unit Value at end of period	$1.181	$1.182	$1.169	$1.209	$1.185	$1.149	$1.125	$1.107	$1.132	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	175	187	200	204	634	665	652	663	477	548
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.160	$1.148	$1.190	$1.168	$1.134	$1.112	$1.096	$1.123	$1.095	$1.072
Accumulation Unit Value at end of period	$1.158	$1.160	$1.148	$1.190	$1.168	$1.134	$1.112	$1.096	$1.123	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	16	18
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.153	$1.142	$1.183	$1.162	$1.129	$1.108	$1.092	$1.120	$1.093	$1.070
Accumulation Unit Value at end of period	$1.150	$1.153	$1.142	$1.183	$1.162	$1.129	$1.108	$1.092	$1.120	$1.093
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096	$1.081	$1.110	$1.085	$1.064
Accumulation Unit Value at end of period	$1.126	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096	$1.081	$1.110	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	268	52	52
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096	$1.081	$1.110	$1.085	$1.064
Accumulation Unit Value at end of period	$1.126	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096	$1.081	$1.110	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	268	52	52
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101	$1.078	$1.059
Accumulation Unit Value at end of period	$1.104	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	3	3
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101	$1.078	$1.059

124

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$1.104	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	3	3
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.103	$1.096	$1.141	$1.124	$1.096	$1.079	$1.067	$1.098	$1.075	$1.057
Accumulation Unit Value at end of period	$1.096	$1.103	$1.096	$1.141	$1.124	$1.096	$1.079	$1.067	$1.098	$1.075
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.090	$1.084	$1.129	$1.114	$1.087	$1.072	$1.061	$1.092	$1.071	$1.054
Accumulation Unit Value at end of period	$1.082	$1.090	$1.084	$1.129	$1.114	$1.087	$1.072	$1.061	$1.092	$1.071
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.083	$1.078	$1.123	$1.109	$1.082	$1.067	$1.057	$1.089	$1.068	$1.052
Accumulation Unit Value at end of period	$1.075	$1.083	$1.078	$1.123	$1.109	$1.082	$1.067	$1.057	$1.089	$1.068
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.083	$1.078	$1.123	$1.109	$1.082	$1.067	$1.057	$1.089	$1.068	$1.052
Accumulation Unit Value at end of period	$1.075	$1.083	$1.078	$1.123	$1.109	$1.082	$1.067	$1.057	$1.089	$1.068
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.239	$10.198	$10.629	$10.499	$10.254	$10.120	$10.026	$—	$—	$—
Accumulation Unit Value at end of period	$10.157	$10.239	$10.198	$10.629	$10.499	$10.254	$10.120	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.064	$1.061	$1.107	$1.094	$1.070	$1.057	$1.048	$1.082	$1.063	$1.047
Accumulation Unit Value at end of period	$1.055	$1.064	$1.061	$1.107	$1.094	$1.070	$1.057	$1.048	$1.082	$1.063
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.146	$10.120	$10.564	$10.451	$10.222	$10.103	$10.025	$—	$—	$—
Accumulation Unit Value at end of period	$10.049	$10.146	$10.120	$10.564	$10.451	$10.222	$10.103	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.115	$10.094	$10.542	$10.434	$10.211	$10.097	$10.024	$—	$—	$—
Accumulation Unit Value at end of period	$10.014	$10.115	$10.094	$10.542	$10.434	$10.211	$10.097	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.023	$10.017	$10.478	$10.386	$10.179	$10.081	$10.023	$—	$—	$—
Accumulation Unit Value at end of period	$9.908	$10.023	$10.017	$10.478	$10.386	$10.179	$10.081	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

125

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198	$1.161	$1.127
Accumulation Unit Value at end of period	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198	$1.161
Number of Accumulation Units outstanding at end of period (in thousands)	30	69	74	77	90	104	122	424	282	421
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.080	$1.098	$1.117	$1.134	$1.152	$1.170	$1.187	$1.184	$1.148	$1.117
Accumulation Unit Value at end of period	$1.063	$1.080	$1.098	$1.117	$1.134	$1.152	$1.170	$1.187	$1.184	$1.148
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	5	6	6	6	1	1	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.075	$1.093	$1.112	$1.130	$1.148	$1.167	$1.185	$1.182	$1.147	$1.116
Accumulation Unit Value at end of period	$1.057	$1.075	$1.093	$1.112	$1.130	$1.148	$1.167	$1.185	$1.182	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.051	$1.070	$1.090	$1.110	$1.129	$1.149	$1.169	$1.167	$1.135	$1.106
Accumulation Unit Value at end of period	$1.032	$1.051	$1.070	$1.090	$1.110	$1.129	$1.149	$1.169	$1.167	$1.135
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.051	$1.070	$1.090	$1.110	$1.129	$1.149	$1.169	$1.167	$1.135	$1.106
Accumulation Unit Value at end of period	$1.032	$1.051	$1.070	$1.090	$1.110	$1.129	$1.149	$1.169	$1.167	$1.135
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.031	$1.052	$1.073	$1.094	$1.115	$1.136	$1.158	$1.158	$1.127	$1.100
Accumulation Unit Value at end of period	$1.011	$1.031	$1.052	$1.073	$1.094	$1.115	$1.136	$1.158	$1.158	$1.127
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	7	8	8	9	4	1	1
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.031	$1.052	$1.073	$1.094	$1.115	$1.136	$1.158	$1.158	$1.127	$1.100
Accumulation Unit Value at end of period	$1.011	$1.031	$1.052	$1.073	$1.094	$1.115	$1.136	$1.158	$1.158	$1.127
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	7	8	8	9	4	1	1
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.025	$1.046	$1.068	$1.089	$1.110	$1.132	$1.154	$1.155	$1.125	$1.098
Accumulation Unit Value at end of period	$1.004	$1.025	$1.046	$1.068	$1.089	$1.110	$1.132	$1.154	$1.155	$1.125
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.920	$0.940	$0.959	$0.979	$1.000	$1.020	$1.022	$0.996	$0.973
Accumulation Unit Value at end of period	$0.881	$0.900	$0.920	$0.940	$0.959	$0.979	$1.000	$1.020	$1.022	$0.996
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.006	$1.028	$1.051	$1.074	$1.096	$1.120	$1.143	$1.146	$1.118	$1.093
Accumulation Unit Value at end of period	$0.984	$1.006	$1.028	$1.051	$1.074	$1.096	$1.120	$1.143	$1.146	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

126

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.006	$1.028	$1.051	$1.074	$1.096	$1.120	$1.143	$1.146	$1.118	$1.093
Accumulation Unit Value at end of period	$0.984	$1.006	$1.028	$1.051	$1.074	$1.096	$1.120	$1.143	$1.146	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.760	$8.960	$9.164	$9.363	$9.566	$9.774	$9.982	$—	$—	$—
Accumulation Unit Value at end of period	$8.566	$8.760	$8.960	$9.164	$9.363	$9.566	$9.774	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.878	$0.899	$0.920	$0.941	$0.963	$0.985	$1.007	$1.011	$0.987	$0.967
Accumulation Unit Value at end of period	$0.858	$0.878	$0.899	$0.920	$0.941	$0.963	$0.985	$1.007	$1.011	$0.987
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.681	$8.892	$9.108	$9.320	$9.536	$9.758	$9.980	$—	$—	$—
Accumulation Unit Value at end of period	$8.476	$8.681	$8.892	$9.108	$9.320	$9.536	$9.758	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.654	$8.869	$9.089	$9.305	$9.526	$9.753	$9.980	$—	$—	$—
Accumulation Unit Value at end of period	$8.446	$8.654	$8.869	$9.089	$9.305	$9.526	$9.753	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.576	$8.802	$9.033	$9.262	$9.497	$9.737	$9.978	$—	$—	$—
Accumulation Unit Value at end of period	$8.356	$8.576	$8.802	$9.033	$9.262	$9.497	$9.737	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.020	$1.844	$1.420	$1.234	$1.280	$1.135	$0.928	$1.430	$1.334	$1.113
Accumulation Unit Value at end of period	$1.925	$2.020	$1.844	$1.420	$1.234	$1.280	$1.135	$0.928	$1.430	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	26	26	28	28	10	10	91	105
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.979	$1.809	$1.396	$1.215	$1.262	$1.120	$0.917	$1.415	$1.322	$1.105
Accumulation Unit Value at end of period	$1.883	$1.979	$1.809	$1.396	$1.215	$1.262	$1.120	$0.917	$1.415	$1.322
Number of Accumulation Units outstanding at end of period (in thousands)	30	29	29	29	28	27	26	23	21	85
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.966	$1.798	$1.388	$1.208	$1.256	$1.115	$0.914	$1.411	$1.319	$1.103
Accumulation Unit Value at end of period	$1.870	$1.966	$1.798	$1.388	$1.208	$1.256	$1.115	$0.914	$1.411	$1.319
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	3	3

127

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.926	$1.764	$1.364	$1.189	$1.237	$1.101	$0.903	$1.397	$1.308	$1.095
Accumulation Unit Value at end of period	$1.829	$1.926	$1.764	$1.364	$1.189	$1.237	$1.101	$0.903	$1.397	$1.308
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.926	$1.764	$1.364	$1.189	$1.237	$1.101	$0.903	$1.397	$1.308	$1.095
Accumulation Unit Value at end of period	$1.829	$1.926	$1.764	$1.364	$1.189	$1.237	$1.101	$0.903	$1.397	$1.308
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385	$1.299	$1.089
Accumulation Unit Value at end of period	$1.792	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385	$1.299
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	3	3	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385	$1.299	$1.089
Accumulation Unit Value at end of period	$1.792	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385	$1.299
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	3	3	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.879	$1.724	$1.335	$1.167	$1.217	$1.085	$0.892	$1.382	$1.296	$1.088
Accumulation Unit Value at end of period	$1.781	$1.879	$1.724	$1.335	$1.167	$1.217	$1.085	$0.892	$1.382	$1.296
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.855	$1.704	$1.321	$1.156	$1.206	$1.076	$0.886	$1.374	$1.290	$1.084
Accumulation Unit Value at end of period	$1.756	$1.855	$1.704	$1.321	$1.156	$1.206	$1.076	$0.886	$1.374	$1.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.844	$1.695	$1.315	$1.151	$1.202	$1.073	$0.883	$1.371	$1.288	$1.082
Accumulation Unit Value at end of period	$1.745	$1.844	$1.695	$1.315	$1.151	$1.202	$1.073	$0.883	$1.371	$1.288
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.844	$1.695	$1.315	$1.151	$1.202	$1.073	$0.883	$1.371	$1.288	$1.082
Accumulation Unit Value at end of period	$1.745	$1.844	$1.695	$1.315	$1.151	$1.202	$1.073	$0.883	$1.371	$1.288
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.460	$19.736	$15.317	$13.411	$14.012	$12.516	$10.308	$—	$—	$—
Accumulation Unit Value at end of period	$20.299	$21.460	$19.736	$15.317	$13.411	$14.012	$12.516	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.811	$1.667	$1.295	$1.135	$1.187	$1.062	$0.875	$1.361	$1.280	$1.077
Accumulation Unit Value at end of period	$1.712	$1.811	$1.667	$1.295	$1.135	$1.187	$1.062	$0.875	$1.361	$1.280
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

128

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.264	$19.586	$15.224	$13.349	$13.968	$12.495	$10.306	$—	$—	$—
Accumulation Unit Value at end of period	$20.084	$21.264	$19.586	$15.224	$13.349	$13.968	$12.495	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.200	$19.536	$15.192	$13.329	$13.953	$12.488	$10.306	$—	$—	$—
Accumulation Unit Value at end of period	$20.013	$21.200	$19.536	$15.192	$13.329	$13.953	$12.488	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.007	$19.387	$15.099	$13.267	$13.909	$12.468	$10.304	$—	$—	$—
Accumulation Unit Value at end of period	$19.801	$21.007	$19.387	$15.099	$13.267	$13.909	$12.468	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
HIMCO VIT Index Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.762	$7.176	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.717	$7.762	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	53	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.589	$7.018	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.534	$7.589	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$7.549	$6.982	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.490	$7.549	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.381	$6.828	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.312	$7.381	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.381	$6.828	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.312	$7.381	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.244	$6.704	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.167	$7.244	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.244	$6.704	$—	$—	$—	$—	$—	$—	$—	$—

129

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$7.167	$7.244	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.199	$6.663	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.118	$7.199	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.340	$1.241	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.324	$1.340	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.067	$6.542	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$6.977	$7.067	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.067	$6.542	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$6.977	$7.067	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.447	$20.783	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.151	$22.447	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.309	$1.212	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.290	$1.309	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.243	$20.600	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.916	$22.243	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.175	$20.539	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.839	$22.175	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.974	$20.358	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.607	$21.974	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

130

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.760	$9.911	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.611	$9.760	$9.911	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.752	$9.908	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.598	$9.752	$9.908	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.729	$9.899	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.561	$9.729	$9.899	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.729	$9.899	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.561	$9.729	$9.899	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.698	$9.888	$9.976	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.512	$9.698	$9.888	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.675	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.475	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

131

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.675	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.475	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.652	$9.870	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.438	$9.652	$9.870	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.644	$9.867	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.426	$9.644	$9.867	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.637	$9.864	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.414	$9.637	$9.864	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.614	$9.856	$9.969	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.377	$9.614	$9.856	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Western Asset Variable Global High Yield Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095	$1.606	$1.630	$1.494
Accumulation Unit Value at end of period	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095	$1.606	$1.630
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	21	21	25	38	38	53	81	149
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.226	$2.287	$2.185	$1.876	$1.873	$1.655	$1.081	$1.587	$1.613	$1.480
Accumulation Unit Value at end of period	$2.064	$2.226	$2.287	$2.185	$1.876	$1.873	$1.655	$1.081	$1.587	$1.613
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.214	$2.276	$2.176	$1.869	$1.867	$1.651	$1.078	$1.584	$1.610	$1.479
Accumulation Unit Value at end of period	$2.052	$2.214	$2.276	$2.176	$1.869	$1.867	$1.651	$1.078	$1.584	$1.610

132

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064	$1.565	$1.594	$1.466
Accumulation Unit Value at end of period	$2.003	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064	$1.565	$1.594
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	5	5	5	5	5	5	5
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064	$1.565	$1.594	$1.466
Accumulation Unit Value at end of period	$2.003	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064	$1.565	$1.594
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	5	5	5	5	5	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054	$1.552	$1.583	$1.458
Accumulation Unit Value at end of period	$1.963	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054	$1.552	$1.583
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054	$1.552	$1.583	$1.458
Accumulation Unit Value at end of period	$1.963	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054	$1.552	$1.583
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.112	$2.178	$2.090	$1.801	$1.806	$1.602	$1.050	$1.548	$1.580	$1.456
Accumulation Unit Value at end of period	$1.950	$2.112	$2.178	$2.090	$1.801	$1.806	$1.602	$1.050	$1.548	$1.580
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.088	$2.156	$2.071	$1.787	$1.793	$1.593	$1.045	$1.542	$1.575	$1.453
Accumulation Unit Value at end of period	$1.927	$2.088	$2.156	$2.071	$1.787	$1.793	$1.593	$1.045	$1.542	$1.575
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040	$1.536	$1.569	$1.448
Accumulation Unit Value at end of period	$1.911	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040	$1.536	$1.569
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040	$1.536	$1.569	$1.448
Accumulation Unit Value at end of period	$1.911	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040	$1.536	$1.569
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.840	$21.542	$20.711	$17.883	$17.964	$15.971	$10.490	$—	$—	$—
Accumulation Unit Value at end of period	$19.206	$20.840	$21.542	$20.711	$17.883	$17.964	$15.971	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.039	$2.109	$2.030	$1.755	$1.764	$1.570	$1.032	$1.526	$1.562	$1.444
Accumulation Unit Value at end of period	$1.877	$2.039	$2.109	$2.030	$1.755	$1.764	$1.570	$1.032	$1.526	$1.562

133

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.651	$21.378	$20.584	$17.801	$17.908	$15.945	$10.489	$—	$—	$—
Accumulation Unit Value at end of period	$19.003	$20.651	$21.378	$20.584	$17.801	$17.908	$15.945	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.588	$21.323	$20.542	$17.773	$17.889	$15.937	$10.488	$—	$—	$—
Accumulation Unit Value at end of period	$18.936	$20.588	$21.323	$20.542	$17.773	$17.889	$15.937	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$10.487	$—	$—	$—
Accumulation Unit Value at end of period	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

SA-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life Insurance Company Separate Account Seven and the Board of Directors of Hartford Life Insurance Company
We have audited the accompanying statements of assets and liabilities as of December 31, 2015, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life Insurance Company Separate Account Seven (the “Account”):

American Century VP Value Fund	BlackRock Large Cap Growth V.I. Fund
American Century VP Growth Fund	BlackRock Equity Dividend V.I. Fund
AB VPS Balanced Wealth Strategy Portfolio (Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio)	UIF Core Plus Fixed Income Portfolio
AB VPS International Value Portfolio (Formerly AllianceBernstein VPS International Value Portfolio)	UIF Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio (Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)	UIF Mid Cap Growth Portfolio
AB VPS Value Portfolio (Formerly AllianceBernstein VPS Value Portfolio)	Invesco V.I. American Value Fund
AB VPS International Growth Portfolio (Formerly AllianceBernstein VPS International Growth Portfolio)	Morgan Stanley Mid Cap Growth Portfolio
Invesco V.I. Value Opportunities Fund	BlackRock Capital Appreciation V.I. Fund
Invesco V.I. Core Equity Fund	Columbia Variable Portfolio - International Opportunities Fund (Formerly Columbia Variable Portfolio - Marsico International Opportunities Fund)
Invesco V.I. Government Securities Fund	Columbia Variable Portfolio - Large Cap Growth Fund III (Formerly Columbia Variable Portfolio - Marsico Focused Equities Fund)
Invesco V.I. High Yield Fund	Columbia Variable Portfolio - Asset Allocation Fund
Invesco V.I. International Growth Fund	Variable Portfolio - Loomis Sayles Growth Fund II (Formerly Columbia Variable Portfolio - Marsico Growth Fund)
Invesco V.I. Mid Cap Core Equity Fund	Columbia Variable Portfolio - Large Cap Growth Fund II (Formerly Columbia Variable Portfolio - Marsico 21st Century Fund)
Invesco V.I. Small Cap Equity Fund	Columbia Variable Portfolio - Dividend Opportunity Fund
Invesco V.I. Balanced Risk Allocation Fund	Columbia Variable Portfolio - Income Opportunities Fund
Invesco V.I. Diversified Dividend Fund	Columbia Variable Portfolio - Mid Cap Growth Fund (Formerly Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund)
Invesco V.I. Money Market Fund	Oppenheimer Capital Appreciation Fund/VA
American Century VP Mid Cap Value Fund	Oppenheimer Global Fund/VA
American Funds Global Bond Fund	Oppenheimer Main Street Fund®/VA
American Funds Global Growth and Income Fund	Oppenheimer Main Street Small Cap Fund/VA
American Funds Asset Allocation Fund	Oppenheimer Equity Income Fund/VA
American Funds Blue Chip Income and Growth Fund	Putnam VT Diversified Income Fund
American Funds Bond Fund	Putnam VT Global Asset Allocation Fund
American Funds Global Growth Fund	Putnam VT International Value Fund
American Funds Growth Fund	Putnam VT International Equity Fund
American Funds Growth-Income Fund	Putnam VT Small Cap Value Fund
American Funds International Fund	Putnam VT Voyager Fund
American Funds New World Fund	JPMorgan Insurance Trust Core Bond Portfolio
American Funds Global Small Capitalization Fund	JPMorgan Insurance Trust U.S. Equity Portfolio
Sterling Capital Equity Income VIF	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Sterling Capital Special Opportunities VIF	JPMorgan Insurance Trust Mid Cap Value Portfolio
Sterling Capital Total Return Bond VIF	Putnam VT Equity Income Fund
Columbia Variable Portfolio - Small Company Growth Fund	PIMCO All Asset Fund
Wells Fargo VT Omega Growth Fund (Formerly Wells Fargo Advantage VT Omega Growth Fund)	PIMCO Global Dividend Portfolio (Formerly PIMCO EqS Pathfinder Fund®)
Fidelity® VIP Growth Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio
Fidelity® VIP Contrafund® Portfolio	Jennison 20/20 Focus Fund
Fidelity® VIP Mid Cap Portfolio	Jennison Fund
Fidelity® VIP Value Strategies Portfolio	Prudential Value Portfolio
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Prudential SP International Growth Portfolio
Fidelity® VIP Strategic Income Portfolio	ClearBridge Variable Dividend Strategy Portfolio (Formerly ClearBridge Variable Equity Income Portfolio)
Franklin Rising Dividends VIP Fund	Western Asset Variable Global High Yield Bond Portfolio
Franklin Income VIP Fund	Clearbridge Variable Large Cap Value Portfolio
Franklin Large Cap Growth VIP Fund	Invesco V.I. Growth and Income Fund
Franklin Global Real Estate VIP Fund	Invesco V.I. Comstock Fund
Franklin Small-Mid Cap Growth VIP Fund	Invesco V.I. American Franchise Fund
Franklin Small Cap Value VIP Fund	Invesco V.I. Mid Cap Growth Fund
Franklin Strategic Income VIP Fund	Wells Fargo VT Index Asset Allocation Fund (Formerly Wells Fargo Advantage VT Index Asset Allocation Fund)
Franklin Mutual Shares VIP Fund	Wells Fargo VT Total Return Bond Fund (Formerly Wells Fargo Advantage VT Total Return Bond Fund)
Templeton Developing Markets VIP Fund	Wells Fargo VT Intrinsic Value Fund (Formerly Wells Fargo Advantage VT Intrinsic Value Fund)
Templeton Foreign VIP Fund	Wells Fargo VT International Equity Fund (Formerly Wells Fargo Advantage VT International Equity Fund)
Templeton Growth VIP Fund	Wells Fargo VT Small Cap Growth Fund (Formerly Wells Fargo Advantage VT Small Cap Growth Fund)
Franklin Mutual Global Discovery VIP Fund	Wells Fargo VT Discovery Fund (Formerly Wells Fargo Advantage VT Discovery Fund)
Franklin Flex Cap Growth VIP Fund	Wells Fargo VT Small Cap Value Fund (Formerly Wells Fargo Advantage VT Small Cap Value Fund)
Templeton Global Bond VIP Fund	Wells Fargo VT Opportunity Fund (Formerly Wells Fargo Advantage VT Opportunity Fund)
Hartford Balanced HLS Fund	HIMCO VIT Index Fund
Hartford Total Return Bond HLS Fund	HIMCO VIT Portfolio Diversifier Fund
Hartford Capital Appreciation HLS Fund	HIMCO VIT American Funds Asset Allocation Fund
Hartford Dividend and Growth HLS Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
Hartford Healthcare HLS Fund	HIMCO VIT American Funds Bond Fund
Hartford Global Growth HLS Fund	HIMCO VIT American Funds Global Bond Fund
Hartford Disciplined Equity HLS Fund	HIMCO VIT American Funds Global Growth and Income Fund
Hartford Growth Opportunities HLS Fund	HIMCO VIT American Funds Global Growth Fund
Hartford High Yield HLS Fund	HIMCO VIT American Funds Global Small Capitalization Fund
Hartford International Opportunities HLS Fund	HIMCO VIT American Funds Growth Fund
Hartford Small/Mid Cap Equity HLS Fund	HIMCO VIT American Funds Growth-Income Fund
Hartford MidCap HLS Fund	HIMCO VIT American Funds International Fund
Hartford MidCap Value HLS Fund	HIMCO VIT American Funds New World Fund
Hartford Ultrashort Bond HLS Fund	MFS Core Equity Portfolio (Merged with MFS® Core Equity Fund)
Hartford Small Company HLS Fund	MFS Massachusetts Investors Growth Stock Portfolio (Merged with MFS® Investors Growth Stock Fund)
Hartford SmallCap Growth HLS Fund	MFS Research International Portfolio (Merged with MFS® Research International Fund)
Hartford Stock HLS Fund	Franklin Large Cap Value VIP Fund
Hartford U.S. Government Securities HLS Fund	Hartford Global Research HLS Fund (merged with Hartford Global Growth HLS Fund)
Hartford Value HLS Fund	Hartford Growth HLS Fund (merged with Hartford Growth Opportunities HLS Fund)
Huntington VA Dividend Capture Fund	Hartford Index HLS Fund (merged with HIMCO VIT Index Fund)
Huntington VA International Equity Fund	American Funds Asset Allocation HLS Fund (merged with HIMCO VIT American Funds Asset Allocation Fund)
Huntington VA Situs Fund	American Funds Blue Chip Income and Growth HLS Fund (merged with HIMCO VIT American Funds Blue Chip Income and Growth Fund)
Lord Abbett Fundamental Equity Fund	American Funds Bond HLS Fund (merged with HIMCO VIT American Funds Bond Fund)
Lord Abbett Calibrated Dividend Growth Fund	American Funds Global Bond HLS Fund (merged with HIMCO VIT American Funds Global Bond Fund)
Lord Abbett Bond Debenture Fund	American Funds Global Growth and Income HLS Fund (merged with HIMCO VIT American Funds Global Growth and Income Fund)
Lord Abbett Growth and Income Fund	American Funds Global Growth HLS Fund (merged with HIMCO VIT American Funds Global Growth Fund)
American Funds Global Small Capitalization HLS Fund (merged with HIMCO VIT American Funds Global Small Capitalization Fund)
MFS® Growth Fund	American Funds Growth HLS Fund (merged with HIMCO VIT American Funds Growth Fund)
MFS® Global Equity Fund	American Funds Growth-Income HLS Fund (merged with HIMCO VIT American Funds Growth-Income Fund)
American Funds International HLS Fund (merged with HIMCO VIT American Funds International Fund)
MFS® Investors Trust Fund	American Funds New World HLS Fund (merged with HIMCO VIT American Funds New World Fund)
MFS® Mid Cap Growth Fund	Hartford Portfolio Diversifier HLS Fund (merged with HIMCO VIT Portfolio Diversifier Fund)
MFS® New Discovery Fund	Huntington VA Income Equity Fund (merged with Huntington VA Dividend Capture Fund)
MFS® Total Return Fund	Huntington VA Growth Fund
MFS® Value Fund	Huntington VA Mid Corp America Fund (merged with Huntington VA Situs Fund)
MFS Total Return Bond Series (Formerly MFS® Research Bond Fund)	Huntington VA Rotating Markets Fund
MFS® Research International Fund (Merged with MFS® Research International Portfolio)	Huntington VA Mortgage Securities Fund
MFS® Research Fund	JPMorgan Insurance Trust Equity Index Portfolio
MFS® High Yield Portfolio	JPMorgan Insurance Trust Intrepid Growth Portfolio
BlackRock Global Allocation V.I. Fund	JPMorgan Insurance Trust Mid Cap Growth Portfolio
BlackRock Global Opportunities V.I. Fund

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2015, the results of their operations for each of the periods then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, CT
April 20, 2016

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities
December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	4,904,242	5,971,619	1,563,766	247,526	685,378	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	2,124,717	80,675	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	16,023,212	34,410,543	107,843,958
class S2	—	—	—	—	—	—	—	—	1,505,938	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	2,124,717	80,675	4,904,242	5,971,619	1,563,766	247,526	685,378	16,023,212	35,916,481	107,843,958
Due from Sponsor Company	—	—	—	—	2,425	—	—	—	—	—
Receivable for fund shares sold	40	1	190	644	—	10	33	9,381	11,678	27,046
Other assets	1	—	—	1	—	—	—	1	—	9
Total assets	2,124,758	80,676	4,904,432	5,972,264	1,566,191	247,536	685,411	16,032,594	35,928,159	107,871,013

Liabilities:
Due to Sponsor Company	40	1	190	644	—	10	33	9,381	11,678	27,046
Payable for fund shares purchased	—	—	—	—	2,425	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	1	—
Total liabilities	40	1	190	644	2,425	11	33	9,381	11,679	27,046

Net assets:
For contract liabilities	$2,124,718	$80,675	$4,904,242	$5,971,620	$1,563,766	$247,525	$685,378	$16,023,213	$35,916,480	$107,843,967

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	4,904,242	5,971,620	1,563,766	247,525	685,378	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	2,124,718	80,675	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	16,023,213	34,410,541	107,843,967
class S2	—	—	—	—	—	—	—	—	1,505,939	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,124,718	$80,675	$4,904,242	$5,971,620	$1,563,766	$247,525	$685,378	$16,023,213	$35,916,480	$107,843,967

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	451,172	445,311	91,182	17,680	37,269	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	239,810	6,323	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	2,049,004	1,016,860	9,361,455
class S2	—	—	—	—	—	—	—	—	45,088	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	239,810	6,323	451,172	445,311	91,182	17,680	37,269	2,049,004	1,061,948	9,361,455

Cost	$1,668,222	$73,375	$5,136,189	$5,928,981	$1,642,938	$217,896	$615,753	$18,480,946	$30,866,612	$113,269,360

Deferred contracts in the accumulation period:
Units owned by participants #	134,163	5,349	374,626	823,877	89,305	16,927	81,034	11,186,965	2,521,625	80,832,529
Minimum unit fair value #*	$15.152060	$15.082330	$11.640180	$6.474516	$15.442929	$11.258625	$7.512157	$1.290019	$1.128063	$1.188970
Maximum unit fair value #*	$16.700570	$15.082330	$17.598041	$13.688633	$25.699328	$12.367875	$15.037842	$19.810476	$19.168832	$10.174815
Contract liability	$2,124,718	$80,675	$4,904,242	$5,872,565	$1,563,766	$206,218	$685,378	$15,868,775	$35,560,560	$107,084,614

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	14,314	—	3,446	—	103,006	35,757	553,348
Minimum unit fair value #*	$—	$—	$—	$6.920260	$—	$11.986453	$—	$1.447151	$1.244670	$1.333848
Maximum unit fair value #*	$—	$—	$—	$6.920260	$—	$11.986453	$—	$1.522530	$16.718991	$1.403329
Contract liability	$—	$—	$—	$99,055	$—	$41,307	$—	$154,438	$355,920	$759,353

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	28,150,077	45,245,757
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	128,925	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	700,922	29,341,288	34,066,268	21,441,418	—	—	52,097,147	—	—	—
class S2	—	11,524,587	76,174	3,622,285	2,128,861	7,294	1,140,437	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	700,922	40,865,875	34,142,442	25,063,703	2,128,861	7,294	53,237,584	128,925	28,150,077	45,245,757
Due from Sponsor Company	—	—	—	—	734	—	—	—	—	—
Receivable for fund shares sold	45	28,782	91,413	56,369	—	—	63,083	2	48,470	45,966
Other assets	—	1	3	2	—	—	—	—	—	—
Total assets	700,967	40,894,658	34,233,858	25,120,074	2,129,595	7,294	53,300,667	128,927	28,198,547	45,291,723

Liabilities:
Due to Sponsor Company	45	28,782	91,413	56,369	—	—	63,083	2	48,470	45,966
Payable for fund shares purchased	—	—	—	—	734	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	2	1
Total liabilities	45	28,782	91,413	56,369	734	—	63,083	2	48,472	45,967

Net assets:
For contract liabilities	$700,922	$40,865,876	$34,142,445	$25,063,705	$2,128,861	$7,294	$53,237,584	$128,925	$28,150,075	$45,245,756

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	28,150,075	45,245,756
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	128,925	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	700,922	29,341,289	34,066,271	21,441,421	—	—	52,097,147	—	—	—
class S2	—	11,524,587	76,174	3,622,284	2,128,861	7,294	1,140,437	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$700,922	$40,865,876	$34,142,445	$25,063,705	$2,128,861	$7,294	$53,237,584	$128,925	$28,150,075	$45,245,756

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	2,575,487	3,669,567
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	7,007	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	138,522	876,121	2,810,748	1,215,500	—	—	52,097,147	—	—	—
class S2	—	348,807	6,396	213,578	211,197	315	1,140,437	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	138,522	1,224,928	2,817,144	1,429,078	211,197	315	53,237,584	7,007	2,575,487	3,669,567

Cost	$768,369	$33,950,469	$35,461,407	$25,028,811	$2,482,278	$4,882	$53,237,584	$114,958	$29,357,871	$41,244,176

Deferred contracts in the accumulation period:
Units owned by participants #	283,298	13,490,074	15,793,790	1,272,911	182,225	456	5,525,313	7,844	2,347,719	3,268,653
Minimum unit fair value #*	$1.651934	$2.069189	$1.947140	$14.489105	$11.189212	$16.010378	$9.328886	$15.759549	$10.698377	$12.724581
Maximum unit fair value #*	$19.249271	$18.070243	$17.952080	$22.785812	$12.255624	$16.010378	$9.875737	$17.388781	$12.992812	$19.628353
Contract liability	$697,672	$40,822,602	$33,949,314	$25,010,873	$2,128,861	$7,294	$52,929,152	$128,925	$27,911,275	$45,154,742

Contracts in payout (annuitization) period:
Units owned by participants #	1,762	18,168	86,003	2,516	—	—	31,926	—	19,421	6,542
Minimum unit fair value #*	$1.844510	$2.321184	$2.184304	$20.681410	$—	$—	$9.660757	$—	$12.011377	$13.823100
Maximum unit fair value #*	$1.844510	$2.442096	$2.298102	$21.584066	$—	$—	$9.660757	$—	$12.406175	$14.302496
Contract liability	$3,250	$43,274	$193,131	$52,832	$—	$—	$308,432	$—	$238,800	$91,014

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Columbia Variable Portfolio — Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,404,442
class 2	157,779,282	78,142,225	142,174,434	55,461,336	412,477,548	363,762,710	86,358,472	32,198,953	37,224,566	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	157,779,282	78,142,225	142,174,434	55,461,336	412,477,548	363,762,710	86,358,472	32,198,953	37,224,566	4,404,442
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	42,555	117,367	206,197	127,197	437,431	281,670	132,110	53,584	26,891	4,699
Other assets	—	5	—	2	—	—	3	3	—	2
Total assets	157,821,837	78,259,597	142,380,631	55,588,535	412,914,979	364,044,380	86,490,585	32,252,540	37,251,457	4,409,143

Liabilities:
Due to Sponsor Company	42,555	117,367	206,197	127,197	437,431	281,670	132,110	53,584	26,891	4,699
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	1	—	2	1	—	—	4	—
Total liabilities	42,556	117,367	206,198	127,197	437,433	281,671	132,110	53,584	26,895	4,699

Net assets:
For contract liabilities	$157,779,281	$78,142,230	$142,174,433	$55,461,338	$412,477,546	$363,762,709	$86,358,475	$32,198,956	$37,224,562	$4,404,444

Contract Liabilities:
class 1	—	—	—	—	—	—	—	—	—	4,404,444.00
class 2	157,779,281.00	78,142,230.00	142,174,433.00	55,461,338.00	412,477,546.00	363,762,709.00	86,358,475.00	32,198,956.00	37,224,562.00	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$157,779,281	$78,142,230	$142,174,433	$55,461,338	$412,477,546	$363,762,709	$86,358,475	$32,198,956	$37,224,562	$4,404,444

Shares:
class 1	—	—	—	—	—	—	—	—	—	261,391
class 2	7,715,368	6,246,381	13,438,037	2,117,653	6,093,626	8,076,437	4,792,368	1,720,949	1,557,513	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	7,715,368	6,246,381	13,438,037	2,117,653	6,093,626	8,076,437	4,792,368	1,720,949	1,557,513	261,391

Cost	$127,646,634	$66,029,650	$146,586,856	$45,719,234	$353,744,995	$307,400,205	$84,784,108	$31,582,455	$30,400,335	$3,667,866

Deferred contracts in the accumulation period:
Units owned by participants #	8,427,017	48,492,646	9,312,778	2,612,047	22,342,121	18,369,639	5,841,843	1,331,761	1,729,449	2,082,425
Minimum unit fair value #*	$16.763690	$1.432884	$11.817054	$15.159679	$13.418454	$17.673324	$10.508830	$15.371349	$16.245110	$1.487483
Maximum unit fair value #*	$22.401690	$20.862670	$17.419959	$26.256763	$24.946652	$24.358516	$17.917229	$29.705123	$26.264423	$21.055977
Contract liability	$156,006,522	$77,142,587	$141,053,798	$55,111,193	$410,550,282	$361,481,036	$85,879,806	$32,135,314	$37,057,290	$4,355,952

Contracts in payout (annuitization) period:
Units owned by participants #	88,728	610,410	70,833	15,932	95,662	109,245	29,221	2,498	7,196	29,195
Minimum unit fair value #*	$18.548714	$1.608653	$14.765618	$18.478896	$15.037922	$19.555418	$12.930989	$23.780261	$18.513663	$1.660979
Maximum unit fair value #*	$21.086636	$1.693904	$16.397494	$24.863455	$23.481826	$22.928456	$17.715641	$27.961291	$26.187286	$1.660979
Contract liability	$1,772,759	$999,643	$1,120,635	$350,145	$1,927,264	$2,281,673	$478,669	$63,642	$167,272	$48,492

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$860,044	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	6,559	—	—	—	—	—	—	163,392,214	348,967,456	27,760,345
class 4	—	—	—	—	—	—	—	1,198,388	39,205,944	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	1,819,854	18,538,796	14,496,070	657,526	388,821	126,048	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	866,603	1,819,854	18,538,796	14,496,070	657,526	388,821	126,048	164,590,602	388,173,400	27,760,345
Due from Sponsor Company	—	—	—	134	—	—	—	—	—	—
Receivable for fund shares sold	42	510	7,420	—	33	21	3	148,872	1,346,697	13,909
Other assets	—	1	—	—	—	1	—	—	—	1
Total assets	866,645	1,820,365	18,546,216	14,496,204	657,559	388,843	126,051	164,739,474	389,520,097	27,774,255

Liabilities:
Due to Sponsor Company	42	510	7,420	—	33	21	3	148,872	1,346,697	13,909
Payable for fund shares purchased	—	—	—	134	—	—	—	—	—	—
Other liabilities	—	—	1	—	—	—	—	—	6	—
Total liabilities	42	510	7,421	134	33	21	3	148,872	1,346,703	13,909

Net assets:
For contract liabilities	$866,603	$1,819,855	$18,538,795	$14,496,070	$657,526	$388,822	$126,048	$164,590,602	$388,173,394	$27,760,346

Contract Liabilities:
class 1	$860,044	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	6,559	—	—	—	—	—	—	163,392,212	348,967,451	27,760,346
class 4	—	—	—	—	—	—	—	1,198,390	39,205,943	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	1,819,855	18,538,795	14,496,070	657,526	388,822	126,048	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$866,603	$1,819,855	$18,538,795	$14,496,070	$657,526	$388,822	$126,048	$164,590,602	$388,173,394	$27,760,346

Shares:
class 1	36,912	—	—	—	—	—	—	—	—	—
class 2	291	—	—	—	—	—	—	6,609,717	24,575,173	1,534,569
class 4	—	—	—	—	—	—	—	48,303	2,705,724	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	27,993	557,390	455,422	44,913	30,957	11,982	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	37,203	27,993	557,390	455,422	44,913	30,957	11,982	6,658,020	27,280,897	1,534,569

Cost	$934,946	$1,545,297	$13,467,734	$12,561,823	$425,841	$365,817	$138,508	$133,749,280	$410,876,836	$26,044,478

Deferred contracts in the accumulation period:
Units owned by participants #	535,224	107,341	1,141,749	937,616	41,242	21,840	9,535	7,708,444	21,445,205	1,625,072
Minimum unit fair value #*	$1.240038	$14.642328	$13.921934	$13.966192	$14.071258	$16.094376	$10.854415	$15.425631	$11.694345	$15.486753
Maximum unit fair value #*	$26.845844	$25.094714	$23.397616	$24.598767	$27.972560	$26.444221	$13.927036	$23.658767	$21.036534	$20.713156
Contract liability	$866,603	$1,739,997	$18,435,161	$14,488,513	$657,526	$388,822	$126,048	$163,466,541	$384,720,984	$27,620,018

Contracts in payout (annuitization) period:
Units owned by participants #	—	5,244	6,935	499	—	—	—	51,011	181,457	7,969
Minimum unit fair value #*	$—	$15.227536	$14.822883	$14.869978	$—	$—	$—	$21.303153	$12.499824	$17.336627
Maximum unit fair value #*	$—	$15.227536	$15.294932	$15.343557	$—	$—	$—	$22.410745	$19.926915	$18.195479
Contract liability	$—	$79,858	$103,634	$7,557	$—	$—	$—	$1,124,061	$3,452,410	$140,328

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$99,848,010	$—	$13,105,462	$—	$—	$—	$—
class 2	857,473	49,455,418	8,480,128	429,433	193,869,757	—	65,946,628	112,029,804	61,053,530	11,469,770
class 4	—	2,604,250	3,439,665	22,637,150	26,007,561	1,796,829	5,151,603	11,337,272	5,565,310	1,429,537
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	857,473	52,059,668	11,919,793	122,914,593	219,877,318	14,902,291	71,098,231	123,367,076	66,618,840	12,899,307
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	31	15,554	24,328	49,852	123,165	8,045	69,335	71,606	28,894	6,090
Other assets	—	3	—	—	—	1	4	—	2	1
Total assets	857,504	52,075,225	11,944,121	122,964,445	220,000,483	14,910,337	71,167,570	123,438,682	66,647,736	12,905,398

Liabilities:
Due to Sponsor Company	31	15,554	24,328	49,852	123,165	8,045	69,335	71,606	28,894	6,090
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	1	—	2	—	—	1	—	—
Total liabilities	33	15,554	24,329	49,852	123,167	8,045	69,335	71,607	28,894	6,090

Net assets:
For contract liabilities	$857,471	$52,059,671	$11,919,792	$122,914,593	$219,877,316	$14,902,292	$71,098,235	$123,367,075	$66,618,842	$12,899,308

Contract Liabilities:
class 1	$—	$—	$—	$99,848,010	$—	$13,105,461	$—	$—	$—	$—
class 2	857,471	49,455,420	8,480,127	429,432	193,869,756	—	65,946,632	112,029,804	61,053,533	11,469,771
class 4	—	2,604,251	3,439,665	22,637,151	26,007,560	1,796,831	5,151,603	11,337,271	5,565,309	1,429,537
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$857,471	$52,059,671	$11,919,792	$122,914,593	$219,877,316	$14,902,292	$71,098,235	$123,367,075	$66,618,842	$12,899,308

Shares:
class 1	—	—	—	9,464,267	—	2,057,372	—	—	—	—
class 2	55,250	2,795,671	479,645	42,060	10,097,383	—	4,995,957	8,410,646	3,151,963	1,617,739
class 4	—	142,855	191,518	2,168,309	1,346,147	283,412	387,630	843,547	283,078	207,179
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	55,250	2,938,526	671,163	11,674,636	11,443,530	2,340,784	5,383,587	9,254,193	3,435,041	1,824,918

Cost	$863,513	$60,431,422	$12,230,192	$140,871,660	$189,527,648	$22,027,435	$76,877,590	$113,251,749	$67,075,802	$17,397,142

Deferred contracts in the accumulation period:
Units owned by participants #	36,102	3,357,929	875,718	6,755,618	11,719,176	1,062,589	5,696,681	8,440,065	2,709,741	777,477
Minimum unit fair value #*	$18.510266	$10.475364	$12.110670	$10.910401	$11.470656	$5.930693	$8.522120	$9.924882	$12.336647	$15.044322
Maximum unit fair value #*	$23.424914	$23.742360	$22.385491	$23.574221	$24.690138	$19.610597	$15.357842	$17.869700	$29.736312	$21.778839
Contract liability	$824,187	$51,873,610	$11,903,947	$121,543,579	$218,148,349	$14,869,116	$70,706,561	$122,449,776	$66,287,143	$12,876,884

Contracts in payout (annuitization) period:
Units owned by participants #	1,465	9,781	1,170	65,906	81,206	2,832	28,826	56,121	15,034	1,336
Minimum unit fair value #*	$22.478049	$11.836928	$12.940456	$12.568079	$12.260913	$6.314641	$12.394034	$14.788608	$13.186426	$16.781173
Maximum unit fair value #*	$23.424914	$21.361069	$15.277107	$22.190598	$23.240668	$18.459172	$14.180682	$16.820502	$28.167747	$16.781173
Contract liability	$33,284	$186,061	$15,845	$1,371,014	$1,728,967	$33,176	$391,674	$917,299	$331,699	$22,424

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	209,529	—	—	—	—	—	—	—	—	—
class 4	14,710,180	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	5,437,888	102,008,389	101,407,996	72,385,499	—	405,992	12,315,193	28,406,553	6,989,260
class IB	—	8,917,589	23,296,252	20,808,284	15,090,745	157,224	628,195	220,087	1,123,787	458,785
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	14,919,709	14,355,477	125,304,641	122,216,280	87,476,244	157,224	1,034,187	12,535,280	29,530,340	7,448,045
Due from Sponsor Company	2,499	—	—	—	—	—	—	6,685	2,954	3,565
Receivable for fund shares sold	—	1,732	119,858	108,089	110,030	6	48	—	—	—
Other assets	1	—	2	—	—	1	—	2	—	—
Total assets	14,922,209	14,357,209	125,424,501	122,324,369	87,586,274	157,231	1,034,235	12,541,967	29,533,294	7,451,610

Liabilities:
Due to Sponsor Company	—	1,732	119,858	108,089	110,030	6	48	—	—	—
Payable for fund shares purchased	2,499	—	—	—	—	—	—	6,685	2,954	3,565
Other liabilities	—	2	—	3	1	—	4	—	—	—
Total liabilities	2,499	1,734	119,858	108,092	110,031	6	52	6,685	2,954	3,565

Net assets:
For contract liabilities	$14,919,710	$14,355,475	125,304,643	122,216,277	87,476,243	157,225	1,034,183	12,535,282	29,530,340	7,448,045

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	209,529	—	—	—	—	—	—	—	—	—
class 4	14,710,181	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	5,437,887	102,008,388	101,407,997	72,385,496	—	405,990	12,315,195	28,406,552	6,989,260
class IB	—	8,917,588	23,296,255	20,808,280	15,090,747	157,225	628,193	220,087	1,123,788	458,785
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$14,919,710	$14,355,475	$125,304,643	$122,216,277	$87,476,243	$157,225	$1,034,183	$12,535,282	$29,530,340	$7,448,045

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	13,261	—	—	—	—	—	—	—	—	—
class 4	909,159	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	204,278	9,332,881	2,281,908	3,276,845	—	16,646	790,449	814,875	925,729
class IB	—	330,404	2,143,169	473,669	685,320	5,355	25,969	14,236	33,288	61,748
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	922,420	534,682	11,476,050	2,755,577	3,962,165	5,355	42,615	804,685	848,163	987,477

Cost	$16,595,770	$12,096,185	127,096,894	112,022,935	78,241,573	88,697	898,911	10,721,331	23,972,586	8,413,897

Deferred contracts in the accumulation period:
Units owned by participants #	1,100,452	5,152,218	21,257,680	13,998,080	9,923,667	29,297	238,187	763,482	1,786,308	520,784
Minimum unit fair value #*	$10.507075	$1.321363	$1.350666	$1.881800	$1.759300	$5.111962	$1.143440	$2.281790	$2.672219	$2.004876
Maximum unit fair value #*	$14.622428	$19.456657	$13.555555	$25.058950	$22.552591	$5.392026	$23.231381	$26.543868	$28.377928	$19.320750
Contract liability	$14,895,328	$14,209,910	$124,877,255	$121,988,177	$87,084,985	$157,225	$957,442	$12,286,316	$29,489,790	$7,433,110

Contracts in payout (annuitization) period:
Units owned by participants #	1,775	85,230	228,303	79,054	159,969	—	19,268	16,856	2,397	2,251
Minimum unit fair value #*	$13.421935	$1.475514	$1.508146	$2.101322	$1.964549	$—	$2.730313	$2.337403	$16.917713	$2.004876
Maximum unit fair value #*	$13.849283	$1.792102	$12.221198	$14.357927	$15.212305	$—	$12.787733	$17.450480	$16.917713	$15.319244
Contract liability	$24,382	$145,565	$427,388	$228,100	$391,258	$—	$76,741	$248,966	$40,550	$14,935

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,154,373	1,333,677	—	—	62,547,300	1,486,381	828,478	576,582	3,575,408	1,137,226
class IB	3,440,967	317,286	898,289	471,762	4,270,789	1,691,443	86,271	6,561,680	1,356,511	273,434
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	7,595,340	1,650,963	898,289	471,762	66,818,089	3,177,824	914,749	7,138,262	4,931,919	1,410,660
Due from Sponsor Company	1,705	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	1,839	35	26	27,747	128	2,242	862	258	285
Other assets	2	—	—	—	11	3	—	—	—	—
Total assets	7,597,047	1,652,802	898,324	471,788	66,845,847	3,177,955	916,991	7,139,124	4,932,177	1,410,945

Liabilities:
Due to Sponsor Company	—	1,839	35	26	27,747	128	2,242	862	258	285
Payable for fund shares purchased	1,705	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	1	—	—	2	—	1	1
Total liabilities	1,705	1,839	36	27	27,747	128	2,244	862	259	286

Net assets:
For contract liabilities	$7,595,342	$1,650,963	$898,288	$471,761	$66,818,100	$3,177,827	$914,747	$7,138,262	$4,931,918	$1,410,659

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,154,373	1,333,677	—	—	62,547,310	1,486,382	828,475	576,581	3,575,407	1,137,225
class IB	3,440,969	317,286	898,288	471,761	4,270,790	1,691,445	86,272	6,561,681	1,356,511	273,434
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,595,342	$1,650,963	$898,288	$471,761	$66,818,100	$3,177,827	$914,747	$7,138,262	$4,931,918	$1,410,659

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	292,767	179,016	—	—	6,260,991	84,839	33,232	9,002	345,784	72,992
class IB	239,622	42,877	27,130	38,543	428,364	102,699	3,539	102,478	131,445	17,562
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	532,389	221,893	27,130	38,543	6,689,355	187,538	36,771	111,480	477,229	90,554

Cost	$6,641,767	$1,885,782	$704,793	$485,420	$66,923,986	$3,534,176	$969,713	$5,397,608	$5,040,882	$1,022,883

Deferred contracts in the accumulation period:
Units owned by participants #	1,404,989	102,012	120,557	65,761	58,624,184	757,630	74,024	3,906,528	630,736	136,796
Minimum unit fair value #*	$1.497090	$14.428334	$7.190783	$2.369487	$0.830817	$1.867465	$2.499958	$1.282159	$1.126296	$1.883374
Maximum unit fair value #*	$17.126028	$25.790155	$7.190783	$27.516946	$9.728870	$23.410469	$30.424194	$24.453397	$11.523427	$21.959894
Contract liability	$7,473,967	$1,650,963	$866,897	$471,761	$65,852,152	$3,157,828	$914,747	$7,028,383	$4,931,918	$1,407,583

Contracts in payout (annuitization) period:
Units owned by participants #	22,262	—	4,365	—	923,810	8,698	—	65,541	—	209
Minimum unit fair value #*	$1.671802	$—	$7.190783	$—	$0.927662	$2.085320	$—	$1.431800	$—	$14.682986
Maximum unit fair value #*	$10.438257	$—	$7.190783	$—	$1.074461	$2.649586	$—	$1.770009	$—	$14.682986
Contract liability	$121,375	$—	$31,391	$—	$965,948	$19,999	$—	$109,879	$—	$3,076

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Huntington VA Dividend Capture Fund	Huntington VA Situs Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	29,850,732	5,128,323	54,266,258	19,659,630
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	850,415	—	219,048	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	1,564,490	3,520,410	10,198,324	1,843,007	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	4,608,991	4,353,545	—	—	—	—	—	—	—	—
Total investments	4,608,991	4,353,545	1,564,490	3,520,410	10,198,324	1,843,007	30,701,147	5,128,323	54,485,306	19,659,630
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	247	249	20,089	150	918	120	10,093	25,627	17,084	1,179
Other assets	—	—	1	—	1	1	4	1	1	—
Total assets	4,609,238	4,353,794	1,584,580	3,520,560	10,199,243	1,843,128	30,711,244	5,153,951	54,502,391	19,660,809

Liabilities:
Due to Sponsor Company	247	249	20,089	150	918	120	10,093	25,627	17,084	1,179
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	—	—	3
Total liabilities	248	249	20,089	150	918	120	10,093	25,627	17,084	1,182

Net assets:
For contract liabilities	$4,608,990	$4,353,545	$1,564,491	$3,520,410	$10,198,325	$1,843,008	$30,701,151	$5,128,324	$54,485,307	$19,659,627

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	29,850,736	5,128,324	54,266,260	19,659,627
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	850,415	—	219,047	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	1,564,491	3,520,410	10,198,325	1,843,008	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	4,608,990	4,353,545	—	—	—	—	—	—	—	—
Total contract liabilities	$4,608,990	$4,353,545	$1,564,491	$3,520,410	$10,198,325	$1,843,008	$30,701,151	$5,128,324	$54,485,307	$19,659,627

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	743,110	278,865	2,041,620	2,394,596
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	21,755	—	8,329	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	96,099	258,854	915,469	57,218	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	379,029	251,070	—	—	—	—	—	—	—	—
Total shares	379,029	251,070	96,099	258,854	915,469	57,218	764,865	278,865	2,049,949	2,394,596

Cost	$4,663,152	$4,792,554	$1,701,958	$3,739,593	$10,292,165	$1,277,187	$24,692,482	$4,266,179	42,786,703	17,976,200

Deferred contracts in the accumulation period:
Units owned by participants #	919,469	1,842,192	87,998	223,166	685,516	141,073	2,196,041	243,837	3,632,842	2,265,867
Minimum unit fair value #*	$1.913962	$1.720408	$15.248504	$15.172809	$13.709500	$12.334885	$9.758613	$17.637962	$13.278349	$7.858765
Maximum unit fair value #*	$21.181886	$23.001022	$18.634025	$19.618706	$17.613416	$18.259686	$25.520887	$25.428183	$20.496690	$26.829655
Contract liability	$4,608,990	$4,353,545	$1,564,491	$3,520,410	$10,181,629	$1,843,008	$30,573,838	$5,064,536	$54,137,445	$19,611,112

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	1,109	—	8,264	2,909	21,865	5,358
Minimum unit fair value #*	$—	$—	$—	$—	$15.059924	$—	$10.878549	$19.840763	$14.670334	$8.683895
Maximum unit fair value #*	$—	$—	$—	$—	$15.059924	$—	$17.365131	$24.086895	$17.563008	$9.318545
Contract liability	$—	$—	$—	$—	$16,696	$—	$127,313	$63,788	$347,862	$48,515

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	38,427	445,990	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	270,210	—	—	760,676
class INIT	32,847,902	159,199,774	45,197,219	72,721,080	3,977,640	31,860,610	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	84,733	9,691,563	21,690,030	13,953,847	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	32,932,635	168,891,337	66,887,249	86,674,927	3,977,640	31,860,610	270,210	38,427	445,990	760,676
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	8,692	36,611	30,223	28,922	205	78,423	6	2	26	16
Other assets	—	1	4	—	—	—	—	—	—	—
Total assets	32,941,327	168,927,949	66,917,476	86,703,849	3,977,845	31,939,033	270,216	38,429	446,016	760,692

Liabilities:
Due to Sponsor Company	8,692	36,611	30,223	28,922	205	78,423	6	2	26	16
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	1	—	1	—	—	—	—
Total liabilities	8,693	36,611	30,223	28,923	205	78,424	6	2	26	16

Net assets:
For contract liabilities	$32,932,634	$168,891,338	$66,887,253	$86,674,926	$3,977,640	$31,860,609	$270,210	$38,427	$445,990	$760,676

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	38,427	445,990	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	270,210	—	—	760,676
class INIT	32,847,902	159,199,774	45,197,223	72,721,080	3,977,640	31,860,609	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	84,732	9,691,564	21,690,030	13,953,846	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$32,932,634	$168,891,338	$66,887,253	$86,674,926	$3,977,640	$31,860,609	$270,210	$38,427	$445,990	$760,676

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	2,402	32,818	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	20,722	—	—	75,840
class INIT	2,120,588	7,044,238	2,457,706	5,593,930	149,087	5,867,516	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	5,864	435,380	1,197,022	1,091,850	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	2,126,452	7,479,618	3,654,728	6,685,780	149,087	5,867,516	20,722	2,402	32,818	75,840

Cost	$33,367,629	$151,444,700	$52,589,688	$85,565,172	$3,479,377	$36,103,096	$308,256	$35,236	$368,128	$730,157

Deferred contracts in the accumulation period:
Units owned by participants #	1,726,493	9,363,471	3,161,693	6,501,390	215,997	3,181,296	23,105	2,286	25,661	50,589
Minimum unit fair value #*	$13.219046	$12.462171	$14.113297	$10.853721	$16.990357	$9.703703	$11.291541	$16.784034	$14.612422	$14.489678
Maximum unit fair value #*	$28.487813	$22.405046	$28.070442	$14.643974	$21.976231	$10.190929	$11.840632	$16.862821	$23.890870	$15.225851
Contract liability	$32,669,538	$168,011,265	$66,792,357	$86,619,061	$3,964,533	$31,659,403	$270,210	$38,427	$445,990	$760,676

Contracts in payout (annuitization) period:
Units owned by participants #	11,966	44,417	3,970	4,106	691	20,088	—	—	—	—
Minimum unit fair value #*	$15.158970	$13.690010	$15.503838	$13.430579	$18.630215	$9.975626	$—	$—	$—	$—
Maximum unit fair value #*	$26.149002	$21.089871	$26.589794	$13.873369	$19.246012	$10.063717	$—	$—	$—	$—
Contract liability	$263,096	$880,073	$94,896	$55,865	$13,107	$201,206	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(7) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - International Opportunities Fund	Columbia Variable Portfolio - Large Cap Growth Fund III	Columbia Variable Portfolio — Asset Allocation Fund	Variable Portfolio - Loomis Sayles Growth Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account (10)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$6,236,463	$2,685,617	$5,211,772
class 2	—	—	—	—	—	—	6,007,105	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	42,783	262,036	1,673,534	—	—	—	—	—	—	—
class III	—	—	—	—	—	624,328	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	721,692	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	128,306	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	42,783	262,036	1,673,534	721,692	128,306	624,328	6,007,105	6,236,463	2,685,617	5,211,772
Due from Sponsor Company	—	—	—	284	—	—	—	—	—	—
Receivable for fund shares sold	2	14	72	—	5	13	868	824	151	8,916
Other assets	—	—	—	—	—	—	—	1	—	1
Total assets	42,785	262,050	1,673,606	721,976	128,311	624,341	6,007,973	6,237,288	2,685,768	5,220,689

Liabilities:
Due to Sponsor Company	2	14	72	—	5	13	868	824	151	8,916
Payable for fund shares purchased	—	—	—	284	—	—	—	—	—	—
Other liabilities	—	1	—	1	—	—	2	—	1	—
Total liabilities	2	15	72	285	5	13	870	824	152	8,916

Net assets:
For contract liabilities	$42,783	$262,035	$1,673,534	$721,691	$128,306	$624,328	$6,007,103	$6,236,464	$2,685,616	$5,211,773

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$6,236,464	$2,685,616	$5,211,773
class 2	—	—	—	—	—	—	6,007,103	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	42,783	262,035	1,673,534	—	—	—	—	—	—	—
class III	—	—	—	—	—	624,328	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	721,691	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	128,306	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$42,783	$262,035	$1,673,534	$721,691	$128,306	$624,328	$6,007,103	$6,236,464	$2,685,616	$5,211,773

Shares:
class 1	—	—	—	—	—	—	—	391,246	192,242	206,570
class 2	—	—	—	—	—	—	342,285	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,186	9,036	169,902	—	—	—	—	—	—	—
class III	—	—	—	—	—	70,866	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	46,411	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	4,335	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	4,186	9,036	169,902	46,411	4,335	70,866	342,285	391,246	192,242	206,570

Cost	$42,283	$239,765	$1,839,724	$649,104	$151,185	$632,645	$4,537,229	$6,146,076	$2,871,001	$3,861,251

Deferred contracts in the accumulation period:
Units owned by participants #	4,119	17,531	114,453	46,583	8,862	40,469	2,962,942	2,607,577	1,609,288	2,442,568
Minimum unit fair value #*	$10.386757	$14.633999	$13.459669	$14.058086	$13.128552	$14.673899	$1.504877	$1.705926	$1.370359	$1.614544
Maximum unit fair value #*	$10.386757	$15.157585	$24.847071	$23.979385	$14.645554	$16.715913	$16.231834	$22.805083	$18.010756	$21.751297
Contract liability	$42,783	$262,035	$1,673,534	$721,691	$128,306	$624,328	$5,965,279	$6,134,623	$2,676,370	$5,150,301

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	24,891	53,464	6,042	34,097
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$1.680317	$1.904834	$1.530186	$1.802845
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$1.680317	$1.904834	$1.530186	$1.802845
Contract liability	$—	$—	$—	$—	$—	$—	$41,824	$101,841	$9,246	$61,472

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(8) Formerly Columbia Variable Portfolio — Marsico International Opportunities Fund. Change effective May 1, 2015.
(9) Formerly Columbia Variable Portfolio — Marsico Focused Equities Fund. Change effective November 20, 2015.
(10) Formerly Columbia Variable Portfolio — Marsico Growth Fund. Change effective November 20, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Columbia Variable Portfolio - Large Cap Growth Fund II	Columbia Variable Portfolio — Dividend Opportunity Fund	Columbia Variable Portfolio — Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund
	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$1,493,217	$7,817,513	$6,144,080	$7,843,269	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	14,450,912
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	925,015	5,721,913	544,744	4,687,397	274,799	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,493,217	7,817,513	6,144,080	7,843,269	925,015	5,721,913	544,744	4,687,397	274,799	14,450,912
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	94	833	6,083	9,298	38	415	24	444	11	1,518
Other assets	—	1	2	—	—	4	—	1	—	—
Total assets	1,493,311	7,818,347	6,150,165	7,852,567	925,053	5,722,332	544,768	4,687,842	274,810	14,452,430

Liabilities:
Due to Sponsor Company	94	833	6,083	9,298	38	415	24	444	11	1,518
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	—	1	1	—	—	—	—	—
Total liabilities	96	833	6,083	9,299	39	415	24	444	11	1,518

Net assets:
For contract liabilities	$1,493,215	$7,817,514	$6,144,082	$7,843,268	$925,014	$5,721,917	$544,744	$4,687,398	$274,799	$14,450,912

Contract Liabilities:
class 1	$1,493,215	$7,817,514	$6,144,082	$7,843,268	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	14,450,912
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	925,014	5,721,917	544,744	4,687,398	274,799	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,493,215	$7,817,514	$6,144,082	$7,843,268	$925,014	$5,721,917	$544,744	$4,687,398	$274,799	$14,450,912

Shares:
class 1	101,857	401,722	761,348	382,598	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	2,323,298
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	16,880	152,219	18,797	222,679	23,268	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	101,857	401,722	761,348	382,598	16,880	152,219	18,797	222,679	23,268	2,323,298

Cost	$1,064,070	$5,977,086	$7,058,390	$5,846,621	$841,726	$4,234,301	$396,358	$3,920,891	$266,697	$15,821,203

Deferred contracts in the accumulation period:
Units owned by participants #	574,194	633,911	605,155	594,978	51,245	400,978	33,266	266,731	19,915	1,120,054
Minimum unit fair value #*	$2.069889	$11.866359	$9.825034	$12.848975	$13.703122	$13.086391	$14.873164	$16.100220	$11.297861	$11.853772
Maximum unit fair value #*	$20.149691	$12.491639	$10.130224	$13.229680	$23.580438	$21.729484	$22.676715	$26.226764	$12.410922	$17.746450
Contract liability	$1,492,755	$7,758,586	$6,061,729	$7,771,214	$759,452	$5,721,917	$544,744	$4,687,398	$242,103	$14,450,912

Contracts in payout (annuitization) period:
Units owned by participants #	199	4,717	8,129	5,446	11,349	—	—	—	2,659	—
Minimum unit fair value #*	$2.311211	$12.491639	$10.130224	$13.229680	$14.588847	$—	$—	$—	$12.028242	$—
Maximum unit fair value #*	$2.311211	$12.491639	$10.130224	$13.229680	$14.588847	$—	$—	$—	$12.410922	$—
Contract liability	$460	$58,928	$82,353	$72,054	$165,562	$—	$—	$—	$32,696	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(11) Formerly Columbia Variable Portfolio — Marsico 21st Century Fund. Change effective November 20, 2015.
(12) Formerly Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	631,283	181,713	441,289	163,592	2,142,352	—	—	—	—	174,013
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	41,578,352	5,467,828	6,192,870	4,053,804	—
Total investments	631,283	181,713	441,289	163,592	2,142,352	41,578,352	5,467,828	6,192,870	4,053,804	174,013
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	30	8	21	8	41	18,119	1,774	284	2,061	4
Other assets	—	—	—	—	—	—	2	1	—	1
Total assets	631,313	181,721	441,310	163,600	2,142,393	41,596,471	5,469,604	6,193,155	4,055,865	174,018

Liabilities:
Due to Sponsor Company	30	8	21	8	41	18,119	1,774	284	2,061	4
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	1	—
Total liabilities	30	8	21	8	41	18,120	1,774	284	2,062	4

Net assets:
For contract liabilities	$631,283	$181,713	$441,289	$163,592	$2,142,352	$41,578,351	$5,467,830	$6,192,871	$4,053,803	$174,014

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	631,283	181,713	441,289	163,592	2,142,352	—	—	—	—	174,014
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	41,578,351	5,467,830	6,192,871	4,053,803	—
Total contract liabilities	$631,283	$181,713	$441,289	$163,592	$2,142,352	$41,578,351	$5,467,830	$6,192,871	$4,053,803	$174,014

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	36,681	19,008	33,764	11,694	49,002	—	—	—	—	8,075
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	3,811,031	214,425	317,258	397,822	—
Total shares	36,681	19,008	33,764	11,694	49,002	3,811,031	214,425	317,258	397,822	8,075

Cost	$567,546	$177,831	$370,759	$185,265	$2,011,767	$42,043,190	$3,914,296	$6,196,635	$4,714,556	$155,464

Deferred contracts in the accumulation period:
Units owned by participants #	43,479	21,662	49,032	9,883	109,008	2,970,837	250,071	269,271	176,000	8,387
Minimum unit fair value #*	$13.666232	$7.852634	$8.622036	$14.115548	$14.368979	$11.874174	$19.588266	$17.224146	$20.646653	$17.661569
Maximum unit fair value #*	$20.543155	$14.065519	$14.630565	$23.376194	$20.871737	$20.759352	$33.330490	$50.169229	$36.117342	$22.967914
Contract liability	$631,283	$175,444	$441,289	$163,592	$2,142,352	$41,079,545	$5,431,421	$6,190,552	$4,019,868	$174,014

Contracts in payout (annuitization) period:
Units owned by participants #	—	756	—	—	—	35,451	1,692	102	1,496	—
Minimum unit fair value #*	$—	$8.295657	$—	$—	$—	$14.070307	$21.518700	$22.757838	$22.681297	$—
Maximum unit fair value #*	$—	$8.295657	$—	$—	$—	$14.070307	$21.518700	$22.757838	$22.681297	$—
Contract liability	$—	$6,269	$—	$—	$—	$498,806	$36,409	$2,319	$33,935	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	125,613	487,855	10,755	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	24,578	43,110	688,569
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	85,345	155,176	44,106	13,515	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	125,613	487,855	10,755	85,345	155,176	44,106	13,515	24,578	43,110	688,569
Due from Sponsor Company	—	—	—	—	—	—	—	4	—	—
Receivable for fund shares sold	2	10	—	4	17	2	1	—	2	21
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	125,615	487,865	10,755	85,349	155,193	44,108	13,516	24,582	43,112	688,590

Liabilities:
Due to Sponsor Company	2	10	—	4	17	2	1	—	2	21
Payable for fund shares purchased	—	—	—	—	—	—	—	4	—	—
Other liabilities	—	29	—	1	1	—	—	—	—	—
Total liabilities	2	39	—	5	18	2	1	4	2	21

Net assets:
For contract liabilities	$125,613	$487,826	$10,755	$85,344	$155,175	$44,106	$13,515	$24,578	$43,110	$688,569

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	125,613	487,826	10,755	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	24,578	43,110	688,569
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	85,344	155,175	44,106	13,515	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$125,613	$487,826	$10,755	$85,344	$155,175	$44,106	$13,515	$24,578	$43,110	$688,569

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	13,668	51,680	945	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	1,639	6,602	38,575
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	3,751	3,512	1,823	2,249	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	13,668	51,680	945	3,751	3,512	1,823	2,249	1,639	6,602	38,575

Cost	$149,768	$561,179	$11,633	$45,305	$85,632	$33,977	$12,709	$24,603	$56,328	$734,990

Deferred contracts in the accumulation period:
Units owned by participants #	12,237	44,135	1,127	17,981	60,662	27,009	12,266	1,814	20,395	319,509
Minimum unit fair value #*	$9.898136	$10.647811	$9.546608	$2.023887	$1.547742	$1.511691	$1.028283	$13.551233	$2.113727	$1.997233
Maximum unit fair value #*	$10.371232	$11.377250	$9.546608	$21.657844	$12.417700	$1.667869	$1.145724	$13.551233	$2.113727	$2.045867
Contract liability	$125,613	$487,826	$10,755	$76,547	$125,144	$44,106	$13,515	$24,578	$43,110	$652,938

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	406	2,418	—	—	—	—	17,416
Minimum unit fair value #*	$—	$—	$—	$21.657844	$12.417700	$—	$—	$—	$—	$2.045867
Maximum unit fair value #*	$—	$—	$—	$21.657844	$12.417700	$—	$—	$—	$—	$2.045867
Contract liability	$—	$—	$—	$8,797	$30,031	$—	$—	$—	$—	$35,631

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(13) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.
(14) Formerly ClearBridge Variable Equity Income Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)	Sub-Account (18)	Sub-Account (19)	Sub-Account (20)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$1,044,898	$985,553	$—
class 2	—	—	—	—	25,491	6,422	8,181	7,887	55,430	6,936
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	17,597,637	2,942,408	—	—	—	—	—	—
class S2	1,353,082	234,196	465,684	537,871	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,353,082	234,196	18,063,321	3,480,279	25,491	6,422	8,181	1,052,785	1,040,983	6,936
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	135	14	11,710	174	1	—	—	49	405	—
Other assets	1	—	1	—	—	1	—	1	1	—
Total assets	1,353,218	234,210	18,075,032	3,480,453	25,492	6,423	8,181	1,052,835	1,041,389	6,936

Liabilities:
Due to Sponsor Company	135	14	11,710	174	1	—	—	49	405	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	1	—	—	—
Total liabilities	135	14	11,710	174	1	—	1	49	405	—

Net assets:
For contract liabilities	$1,353,083	$234,196	$18,063,322	$3,480,279	$25,491	$6,423	$8,180	$1,052,786	$1,040,984	$6,936

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$1,044,899	$985,554	$—
class 2	—	—	—	—	25,491	6,423	8,180	7,887	55,430	6,936
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	17,597,638	2,942,408	—	—	—	—	—	—
class S2	1,353,083	234,196	465,684	537,871	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,353,083	$234,196	$18,063,322	$3,480,279	$25,491	$6,423	$8,180	$1,052,786	$1,040,984	$6,936

Shares:
class 1	—	—	—	—	—	—	—	216,783	113,282	—
class 2	—	—	—	—	1,380	618	469	1,630	6,475	267
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	307,114	546,916	—	—	—	—	—	—
class S2	69,141	13,375	8,338	100,914	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	69,141	13,375	315,452	647,830	1,380	618	469	218,413	119,757	267

Cost	$1,270,918	$193,185	$12,952,323	$3,417,667	$18,542	$6,342	$7,353	$1,098,859	$996,183	$5,795

Deferred contracts in the accumulation period:
Units owned by participants #	85,325	11,161	1,160,768	247,627	5,176	3,955	4,847	759,073	61,879	283
Minimum unit fair value #*	$13.792655	$19.863059	$14.386453	$13.475099	$2.007157	$1.624126	$1.686079	$1.022638	$2.210883	$24.537066
Maximum unit fair value #*	$23.204948	$22.644138	$16.242854	$14.218195	$20.269257	$1.624126	$19.516743	$14.527710	$17.914531	$24.537066
Contract liability	$1,353,083	$234,196	$17,897,987	$3,454,379	$25,491	$6,423	$8,180	$1,052,786	$1,040,984	$6,936

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	10,461	1,845	—	—	—	—	—	—
Minimum unit fair value #*	$—	$—	$15.594829	$14.028677	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$—	$15.858490	$14.055589	$—	$—	$—	$—	$—	$—
Contract liability	$—	$—	$165,335	$25,900	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(15) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(17) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(18) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(20) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund
	Sub-Account (21)	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$7,796,080	$7,687,243	$—	$—	$—	$—	$—	$—	$—	$—
class 2	22,209	110,933	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	7,346,947	40,909,431	11,936,056	5,481,236	25,074,598	2,195,410	8,902,135	2,564,371
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total investments	7,818,289	7,798,176	7,346,947	40,909,431	11,936,056	5,481,236	25,074,598	2,195,410	8,902,135	2,564,371
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,145	1,206	211	51,056	592	248	2,318	94	466	336
Other assets	3	—	2	—	1	2	—	1	—	1
Total assets	7,819,437	7,799,382	7,347,160	40,960,487	11,936,649	5,481,486	25,076,916	2,195,505	8,902,601	2,564,708

Liabilities:
Due to Sponsor Company	1,145	1,206	211	51,056	592	248	2,318	94	466	336
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	1	—	1	—
Total liabilities	1,145	1,206	211	51,057	592	248	2,319	94	467	336

Net assets:
For contract liabilities	$7,818,292	$7,798,176	$7,346,949	$40,909,430	$11,936,057	$5,481,238	$25,074,597	$2,195,411	$8,902,134	$2,564,372

Contract Liabilities:
class 1	$7,796,083	$7,687,243	$—	$—	$—	$—	$—	$—	$—	$—
class 2	22,209	110,933	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	7,346,949	40,909,430	11,936,057	5,481,238	25,074,597	2,195,411	8,902,134	2,564,372
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,818,292	$7,798,176	$7,346,949	$40,909,430	$11,936,057	$5,481,238	$25,074,597	$2,195,411	$8,902,134	$2,564,372

Shares:
class 1	784,314	307,490	—	—	—	—	—	—	—	—
class 2	2,234	4,428	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	181,093	5,319,822	1,333,638	528,057	2,667,510	259,198	1,357,033	332,603
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	786,548	311,918	181,093	5,319,822	1,333,638	528,057	2,667,510	259,198	1,357,033	332,603

Cost	$6,344,371	$5,803,174	$6,854,843	$42,929,431	$11,610,335	$5,566,630	$25,586,143	$2,377,070	$8,974,005	$2,317,661

Deferred contracts in the accumulation period:
Units owned by participants #	610,947	485,829	380,715	5,383,368	805,408	366,316	2,297,447	209,276	721,983	179,893
Minimum unit fair value #*	$11.694441	$15.282108	$7.533751	$7.271656	$12.875831	$13.176058	$10.092920	$9.814638	$10.971683	$13.020792
Maximum unit fair value #*	$13.704915	$16.813490	$24.105494	$7.808156	$19.503864	$22.545865	$12.413281	$11.217539	$19.627301	$22.185907
Contract liability	$7,815,427	$7,798,176	$7,346,949	$40,909,430	$11,882,342	$5,375,692	$25,020,751	$2,174,971	$8,815,936	$2,561,517

Contracts in payout (annuitization) period:
Units owned by participants #	219	—	—	—	3,923	7,534	4,941	1,923	7,357	206
Minimum unit fair value #*	$13.084175	$—	$—	$—	$13.690699	$14.009947	$10.731535	$10.628639	$11.666101	$13.844902
Maximum unit fair value #*	$13.084175	$—	$—	$—	$13.690699	$14.009947	$11.065805	$10.628639	$12.029650	$13.844902
Contract liability	$2,865	$—	$—	$—	$53,715	$105,546	$53,846	$20,440	$86,198	$2,855

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(21) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(22) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2015

	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (23)(24)	Sub-Account (25)(26)	Sub-Account (27)(28)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	7,747,578	52,215,076	27,011,052	30,118,413	4,589,522	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	4,844,572	6,798,503	11,376,016
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total investments	7,747,578	52,215,076	27,011,052	30,118,413	4,589,522	4,844,572	6,798,503	11,376,016
Due from Sponsor Company	—	—	—	1,557	—	—	—	15,550
Receivable for fund shares sold	495	17,094	8,659	—	452	352	1,500	—
Other assets	1	1	2	—	—	—	—	1
Total assets	7,748,074	52,232,171	27,019,713	30,119,970	4,589,974	4,844,924	6,800,003	11,391,567

Liabilities:
Due to Sponsor Company	495	17,094	8,659	—	452	352	1,500	—
Payable for fund shares purchased	—	—	—	1,557	—	—	—	15,550
Other liabilities	—	—	—	—	1	—	1	—
Total liabilities	495	17,094	8,659	1,557	453	352	1,501	15,550

Net assets:
For contract liabilities	$7,747,579	$52,215,077	$27,011,054	$30,118,413	$4,589,521	$4,844,572	$6,798,502	$11,376,017

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	7,747,579	52,215,077	27,011,054	30,118,413	4,589,521	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	4,844,572	6,798,502	11,376,017
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total contract liabilities	$7,747,579	$52,215,077	$27,011,054	$30,118,413	$4,589,521	$4,844,572	$6,798,502	$11,376,017

Shares:
class 1	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	1,026,169	5,311,808	2,739,458	4,108,924	851,488	—	—	—
class II	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	227,658	415,049	821,373
class S1	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total shares	1,026,169	5,311,808	2,739,458	4,108,924	851,488	227,658	415,049	821,373

Cost	$7,440,591	$46,951,170	$25,881,159	$31,396,990	$4,920,849	$5,367,881	$7,319,367	$12,690,246

Deferred contracts in the accumulation period:
Units owned by participants #	677,350	3,476,715	1,791,430	3,127,952	461,737	464,138	665,891	1,190,357
Minimum unit fair value #*	$10.239909	$13.404961	$13.350231	$8.703012	$8.645874	$10.070613	$10.029965	$9.438105
Maximum unit fair value #*	$21.871480	$25.696935	$22.274851	$16.712849	$15.515924	$10.219591	$10.183003	$9.608632
Contract liability	$7,733,037	$52,078,770	$26,696,502	$30,078,169	$4,566,543	$4,710,069	$6,734,018	$11,341,153

Contracts in payout (annuitization) period:
Units owned by participants #	1,336	9,527	22,159	4,274	2,499	13,206	6,354	3,655
Minimum unit fair value #*	$10.888142	$14.308189	$14.195149	$9.253965	$9.193143	$10.163477	$10.127097	$9.533928
Maximum unit fair value #*	$10.888142	$14.308189	$14.195149	$9.542369	$9.193143	$10.196165	$10.159675	$9.564613
Contract liability	$14,542	$136,307	$314,552	$40,244	$22,978	$134,503	$64,484	$34,864

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(23) Funded as of March 27, 2015.
(24) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(25) Funded as of March 27, 2015.
(26) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(27) Funded as of March 27, 2015.
(28) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$46,533	$265	$105,932	$142,280	$9,122	$5,299	$457	$496,291	$440,282	$2,665,270

Expenses:
Administrative charges	—	—	—	—	—	—	—	(27,124)	(65,973)	(175,892)
Mortality and expense risk charges	(16,093)	(549)	(75,732)	(107,319)	(28,466)	(4,441)	(13,422)	(332,821)	(682,336)	(2,040,588)
Total expenses	(16,093)	(549)	(75,732)	(107,319)	(28,466)	(4,441)	(13,422)	(359,945)	(748,309)	(2,216,480)
Net investment income (loss)	30,440	(284)	30,200	34,961	(19,344)	858	(12,965)	136,346	(308,027)	448,790

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	135,273	1,823	31,763	106,377	43,510	13,490	19,518	46,008	2,814,211	(1,240,535)
Net realized gain distributions	—	4,847	483,757	—	280,665	—	—	1,393,077	4,060,958	—
Change in unrealized appreciation (depreciation) during the period	(264,750)	(2,867)	(546,779)	(41,234)	(426,708)	(39,280)	(33,135)	(3,888,601)	(9,517,725)	(804,098)
Net gain (loss) on investments	(129,477)	3,803	(31,259)	65,143	(102,533)	(25,790)	(13,617)	(2,449,516)	(2,642,556)	(2,044,633)
Net increase (decrease) in net assets resulting from operations	$(99,037)	$3,519	$(1,059)	$100,104	$(121,877)	$(24,932)	$(26,582)	$(2,313,170)	$(2,950,583)	$(1,595,843)

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$40,955	$632,023	$131,270	$—	$101,142	$112	$6,203	$1,998	$17,623	$935,883

Expenses:
Administrative charges	(1,082)	(48,861)	(54,949)	(54)	—	—	—	—	—	—
Mortality and expense risk charges	(17,402)	(706,195)	(695,214)	(521,852)	(40,525)	(126)	(952,010)	(887)	(603,639)	(908,915)
Total expenses	(18,484)	(755,056)	(750,163)	(521,906)	(40,525)	(126)	(952,010)	(887)	(603,639)	(908,915)
Net investment income (loss)	22,471	(123,033)	(618,893)	(521,906)	60,617	(14)	(945,807)	1,111	(586,016)	26,968

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,836	2,970,044	826,248	2,388,227	(60,076)	211	—	1,249	(26,315)	2,015,693
Net realized gain distributions	—	—	3,529,273	5,444,847	228,015	—	—	5,937	919,354	—
Change in unrealized appreciation (depreciation) during the period	(63,072)	(4,249,882)	(5,820,028)	(9,154,073)	(384,664)	(191)	—	(11,571)	(2,266,465)	(3,292,017)
Net gain (loss) on investments	(61,236)	(1,279,838)	(1,464,507)	(1,320,999)	(216,725)	20	—	(4,385)	(1,373,426)	(1,276,324)
Net increase (decrease) in net assets resulting from operations	$(38,765)	$(1,402,871)	$(2,083,400)	$(1,842,905)	$(156,108)	$6	$(945,807)	$(3,274)	$(1,959,442)	$(1,249,356)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Sterling Capital Equity Income VIF
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)

Investment income:
Dividends	$2,687,220	$1,599,955	$2,493,581	$579,878	$2,558,574	$5,005,180	$1,448,102	$208,229	$—	$44

Expenses:
Administrative charges	(280,496)	(126,406)	(262,007)	(91,985)	(720,534)	(656,926)	(165,294)	(60,009)	(69,174)	—
Mortality and expense risk charges	(2,882,158)	(1,525,348)	(2,492,505)	(932,192)	(7,439,668)	(6,699,436)	(1,660,021)	(639,101)	(719,715)	(134)
Total expenses	(3,162,654)	(1,651,754)	(2,754,512)	(1,024,177)	(8,160,202)	(7,356,362)	(1,825,315)	(699,110)	(788,889)	(134)
Net investment income (loss)	(475,434)	(51,799)	(260,931)	(444,299)	(5,601,628)	(2,351,182)	(377,213)	(490,881)	(788,889)	(90)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,064,038	6,646,565	(250,606)	3,595,440	27,205,603	25,780,777	3,961,788	1,112,323	3,429,753	5,697
Net realized gain distributions	12,339,961	8,993,414	3,174,858	5,532,630	93,303,322	59,315,533	5,836,957	2,152,212	3,358,995	—
Change in unrealized appreciation (depreciation) during the period	(23,364,359)	(19,657,341)	(4,749,573)	(5,709,194)	(91,702,378)	(82,661,893)	(14,532,288)	(4,457,111)	(6,221,474)	(4,899)
Net gain (loss) on investments	39,640	(4,017,362)	(1,825,321)	3,418,876	28,806,547	2,434,417	(4,733,543)	(1,192,576)	567,274	798
Net increase (decrease) in net assets resulting from operations	$(435,794)	$(4,069,161)	$(2,086,252)	$2,974,577	$23,204,919	$83,235	$(5,110,756)	$(1,683,457)	$(221,615)	$708

(6) Liquidated as of April 24, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF	Columbia Variable Portfolio — Small Company Growth Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio
	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$37,523	$17,632	$—	$—	$586	$153,666	$38,923	$6,190	$2,435	$3,381

Expenses:
Administrative charges	—	—	—	(1,560)	—	—	—	—	—	—
Mortality and expense risk charges	(11,548)	(3,171)	(106,728)	(14,436)	(28,303)	(322,229)	(259,399)	(13,374)	(8,790)	(976)
Total expenses	(11,548)	(3,171)	(106,728)	(15,996)	(28,303)	(322,229)	(259,399)	(13,374)	(8,790)	(976)
Net investment income (loss)	25,975	14,461	(106,728)	(15,996)	(27,717)	(168,563)	(220,476)	(7,184)	(6,355)	2,405

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	210,255	(27,539)	294,432	8,421	168,805	1,938,096	703,343	45,126	48,825	(194)
Net realized gain distributions	368,528	—	247,915	152,161	61,761	1,977,176	2,024,845	590	24,587	289
Change in unrealized appreciation (depreciation) during the period	(516,766)	16,814	(313,542)	(144,513)	(95,872)	(3,903,717)	(2,948,958)	(71,748)	(71,938)	(5,867)
Net gain (loss) on investments	62,017	(10,725)	228,805	16,069	134,694	11,555	(220,770)	(26,032)	1,474	(5,772)
Net increase (decrease) in net assets resulting from operations	$87,992	$3,736	$122,077	$73	$106,977	$(157,008)	$(441,246)	$(33,216)	$(4,881)	$(3,367)

(7) Liquidated as of April 24, 2015.
(8) Liquidated as of April 24, 2015.
(9) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,690,735	$21,285,866	$83,774	$34,384	$—	$86,362	$9,252,556	$7,594,477	$452,062	$2,663,561

Expenses:
Administrative charges	(268,650)	(633,213)	(45,773)	(1,592)	(93,268)	—	(187,529)	(373,392)	(26,725)	(126,779)
Mortality and expense risk charges	(3,058,987)	(7,443,412)	(524,470)	(14,642)	(1,062,926)	(250,752)	(2,354,105)	(4,078,653)	(337,691)	(1,347,703)
Total expenses	(3,327,637)	(8,076,625)	(570,243)	(16,234)	(1,156,194)	(250,752)	(2,541,634)	(4,452,045)	(364,416)	(1,474,482)
Net investment income (loss)	(636,902)	13,209,241	(486,469)	18,150	(1,156,194)	(164,390)	6,710,922	3,142,432	87,646	1,189,079

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	14,687,970	2,970,410	2,171,817	(5,964)	454,710	508,176	(2,674,860)	16,387,575	(1,209,094)	990,107
Net realized gain distributions	19,911,036	—	7,865,868	—	14,979,588	2,077,618	2,401,749	16,841,255	2,552,689	2,725,088
Change in unrealized appreciation (depreciation) during the period	(43,931,101)	(55,210,720)	(8,321,983)	(24,958)	(16,342,427)	(3,711,388)	(13,700,674)	(51,778,346)	(5,651,460)	(10,620,851)
Net gain (loss) on investments	(9,332,095)	(52,240,310)	1,715,702	(30,922)	(908,129)	(1,125,594)	(13,973,785)	(18,549,516)	(4,307,865)	(6,905,656)
Net increase (decrease) in net assets resulting from operations	$(9,968,997)	$(39,031,069)	$1,229,233	$(12,772)	$(2,064,323)	$(1,289,984)	$(7,262,863)	$(15,407,084)	$(4,220,219)	$(5,716,577)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,758,854	$2,102,467	$—	$1,264,448	$252,153	$4,211,396	$1,086,307	$1,626,342	$—	$3,297

Expenses:
Administrative charges	(216,292)	(100,749)	(20,041)	—	(14,234)	(39,140)	(30,531)	(21,009)	(233)	(630)
Mortality and expense risk charges	(2,342,169)	(1,301,953)	(236,806)	(255,646)	(274,201)	(2,172,677)	(2,108,035)	(1,487,326)	(1,988)	(14,497)
Total expenses	(2,558,461)	(1,402,702)	(256,847)	(255,646)	(288,435)	(2,211,817)	(2,138,566)	(1,508,335)	(2,221)	(15,127)
Net investment income (loss)	1,200,393	699,765	(256,847)	1,008,802	(36,282)	1,999,579	(1,052,259)	118,007	(2,221)	(11,830)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,461,352	2,302,484	(79,556)	(159,893)	598,792	613,971	6,586,083	4,115,039	1,439	42,131
Net realized gain distributions	—	4,254,332	8,236,091	83,456	—	3,350,936	25,262,226	13,285,366	18,205	41,184
Change in unrealized appreciation (depreciation) during the period	(17,707,881)	(10,975,947)	(7,542,656)	(1,911,881)	(820,163)	(8,962,649)	(31,101,273)	(20,152,411)	(1,335)	(18,038)
Net gain (loss) on investments	(12,246,529)	(4,419,131)	613,879	(1,988,318)	(221,371)	(4,997,742)	747,036	(2,752,006)	18,309	65,277
Net increase (decrease) in net assets resulting from operations	$(11,046,136)	$(3,719,366)	$357,032	$(979,516)	$(257,653)	$(2,998,163)	$(305,223)	$(2,633,999)	$16,088	$53,447

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$99,625	$38,470	$561,923	$110,738	$21,916	$808	$1,679	$221,044	$—	$886

Expenses:
Administrative charges	(348)	(123)	(110)	(2,920)	—	(1,594)	—	(108,161)	(3,004)	(139)
Mortality and expense risk charges	(205,819)	(493,487)	(128,908)	(126,240)	(34,653)	(13,398)	(11,232)	(1,243,321)	(68,460)	(20,646)
Total expenses	(206,167)	(493,610)	(129,018)	(129,160)	(34,653)	(14,992)	(11,232)	(1,351,482)	(71,464)	(20,785)
Net investment income (loss)	(106,542)	(455,140)	432,905	(18,422)	(12,737)	(14,184)	(9,553)	(1,130,438)	(71,464)	(19,899)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,359,046	3,374,939	(90,588)	362,135	20,991	82,084	6,175	42,115	93,502	34,563
Net realized gain distributions	4,094,933	6,294,847	—	—	298,737	113,761	79,048	7,229	701,505	127,300
Change in unrealized appreciation (depreciation) during the period	(4,657,511)	(6,007,577)	(816,089)	(293,996)	(417,614)	(173,007)	(91,940)	(157,663)	(1,077,327)	(162,313)
Net gain (loss) on investments	796,468	3,662,209	(906,677)	68,139	(97,886)	22,838	(6,717)	(108,319)	(282,320)	(450)
Net increase (decrease) in net assets resulting from operations	$689,926	$3,207,069	$(473,772)	$49,717	$(110,623)	$8,654	$(16,270)	$(1,238,757)	$(353,784)	$(20,349)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Huntington VA Dividend Capture Fund	Huntington VA International Equity Fund	Huntington VA Situs Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$112,517	$88,196	$22,872	$236,310	$58,556	$30,629	$18,923	$65,869	$431,083	$23,245

Expenses:
Administrative charges	(11,086)	(323)	—	(7,533)	—	(3,996)	—	—	—	—
Mortality and expense risk charges	(141,756)	(73,338)	(25,676)	(81,159)	(6,481)	(91,503)	(12,833)	(65,368)	(184,546)	(39,942)
Total expenses	(152,842)	(73,661)	(25,676)	(88,692)	(6,481)	(95,499)	(12,833)	(65,368)	(184,546)	(39,942)
Net investment income (loss)	(40,325)	14,535	(2,804)	147,618	52,075	(64,870)	6,090	501	246,537	(16,697)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	400,327	(4,979)	201,444	195,837	(375,431)	215,922	(628)	7,001	183,355	297,577
Net realized gain distributions	—	—	56,883	—	660,381	769,405	134,545	335,157	77,330	99,508
Change in unrealized appreciation (depreciation) during the period	(329,704)	(3,805)	(327,231)	(586,836)	(251,612)	(1,409,398)	(207,441)	(490,098)	(830,101)	(476,618)
Net gain (loss) on investments	70,623	(8,784)	(68,904)	(390,999)	33,338	(424,071)	(73,524)	(147,940)	(569,416)	(79,533)
Net increase (decrease) in net assets resulting from operations	$30,298	$5,751	$(71,708)	$(243,381)	$85,413	$(488,941)	$(67,434)	$(147,439)	$(322,879)	$(96,230)

(10) Liquidated as of March 6, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	MFS® Core Equity Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series
	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)

Investment income:
Dividends	$55,057	$43,446	$57,842	$64,070	$544,857	$—	$—	$4,906,301	$1,637,273	$3,147,518

Expenses:
Administrative charges	(2,125)	(46,230)	(8,936)	(2,907)	(99,069)	(29,701)	(62,310)	(300,170)	(72,714)	(134,422)
Mortality and expense risk charges	(23,432)	(456,865)	(96,541)	(31,842)	(1,011,091)	(337,336)	(640,358)	(3,188,271)	(1,181,200)	(1,389,797)
Total expenses	(25,557)	(503,095)	(105,477)	(34,749)	(1,110,160)	(367,037)	(702,668)	(3,488,441)	(1,253,914)	(1,524,219)
Net investment income (loss)	29,500	(459,649)	(47,635)	29,321	(565,303)	(367,037)	(702,668)	1,417,860	383,359	1,623,299

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,559,771	1,986,761	430,991	1,629,910	5,508,467	999,414	726,126	9,172,664	5,428,934	1,292,540
Net realized gain distributions	292,910	1,552,338	184,512	674,021	6,414,370	1,815,721	1,120,371	7,029,665	4,260,036	—
Change in unrealized appreciation (depreciation) during the period	(1,764,067)	(1,432,608)	(716,791)	(2,259,595)	(12,208,334)	(1,942,715)	(1,993,881)	(21,296,381)	(11,736,102)	(4,620,693)
Net gain (loss) on investments	88,614	2,106,491	(101,288)	44,336	(285,497)	872,420	(147,384)	(5,094,052)	(2,047,132)	(3,328,153)
Net increase (decrease) in net assets resulting from operations	$118,114	$1,646,842	$(148,923)	$73,657	$(850,800)	$505,383	$(850,052)	$(3,676,192)	$(1,663,773)	$(1,704,854)

(11) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.
(12) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.
(13) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	MFS® Research International Fund	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio
	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$416,270	$32,688	$2,690,385	$2,977	$390	$2,705	$10,787	$1,405	$—	$—

Expenses:
Administrative charges	(5,956)	(7,860)	—	—	(19)	(664)	—	—	—	—
Mortality and expense risk charges	(57,172)	(78,380)	(706,798)	(2,407)	(862)	(8,973)	(5,410)	(746)	(4,939)	(29,367)
Total expenses	(63,128)	(86,240)	(706,798)	(2,407)	(881)	(9,637)	(5,410)	(746)	(4,939)	(29,367)
Net investment income (loss)	353,142	(53,552)	1,983,587	570	(491)	(6,932)	5,377	659	(4,939)	(29,367)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(247,873)	360,540	(465,496)	10	216	7,462	11,893	57	4,128	22,613
Net realized gain distributions	—	337,239	—	16,773	543	24,817	44,249	—	35,108	309,504
Change in unrealized appreciation (depreciation) during the period	850,518	(658,792)	(3,591,045)	(22,149)	(862)	(22,901)	(71,903)	(1,819)	(9,642)	(431,893)
Net gain (loss) on investments	602,645	38,987	(4,056,541)	(5,366)	(103)	9,378	(15,761)	(1,762)	29,594	(99,776)
Net increase (decrease) in net assets resulting from operations	$955,787	$(14,565)	$(2,072,954)	$(4,796)	$(594)	$2,446	$(10,384)	$(1,103)	$24,655	$(129,143)

(14) Merged with MFS® Research International Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - International Opportunities Fund	Columbia Variable Portfolio - Large Cap Growth Fund III	Columbia Variable Portfolio — Asset Allocation Fund	Variable Portfolio - Loomis Sayles Growth Fund II	Columbia Variable Portfolio - Large Cap Growth Fund II	Columbia Variable Portfolio — Dividend Opportunity Fund	Columbia Variable Portfolio — Income Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account (16)	Sub-Account	Sub-Account (17)	Sub-Account (18)	Sub-Account	Sub-Account

Investment income:
Dividends	$65	$—	$—	$18,793	$10,761	$59,651	$6,000	$—	$—	$652,840

Expenses:
Administrative charges	—	(286)	—	(9,948)	(10,164)	—	(8,838)	(2,711)	—	(3,356)
Mortality and expense risk charges	(13,203)	(1,766)	(4,478)	(137,951)	(136,430)	(59,369)	(112,635)	(32,132)	(183,242)	(143,915)
Total expenses	(13,203)	(2,052)	(4,478)	(147,899)	(146,594)	(59,369)	(121,473)	(34,843)	(183,242)	(147,271)
Net investment income (loss)	(13,138)	(2,052)	(4,478)	(129,106)	(135,833)	282	(115,473)	(34,843)	(183,242)	505,569

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	32,721	(2,117)	9,339	425,849	158,661	9,157	456,476	206,051	419,414	(118,993)
Net realized gain distributions	98,379	30,525	48,739	—	1,028,227	301,877	688,317	300,969	—	62,563
Change in unrealized appreciation (depreciation) during the period	(206,288)	(37,410)	(17,036)	(403,060)	(1,007,681)	(336,202)	(1,017,361)	(472,889)	(647,941)	(634,311)
Net gain (loss) on investments	(75,188)	(9,002)	41,042	22,789	179,207	(25,168)	127,432	34,131	(228,527)	(690,741)
Net increase (decrease) in net assets resulting from operations	$(88,326)	$(11,054)	$36,564	$(106,317)	$43,374	$(24,886)	$11,959	$(712)	$(411,769)	$(185,172)

(15) Formerly Columbia Variable Portfolio — Marsico International Opportunities Fund. Change effective May 1, 2015.
(16) Formerly Columbia Variable Portfolio — Marsico Focused Equities Fund. Change effective November 20, 2015.
(17) Formerly Columbia Variable Portfolio — Marsico Growth Fund. Change effective November 20, 2015.
(18) Formerly Columbia Variable Portfolio — Marsico 21st Century Fund. Change effective November 20, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$71,532	$4,344	$34,469	$8,732	$1,556,727	$12,341	$2,570	$6,023

Expenses:
Administrative charges	(2,623)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(182,700)	(15,854)	(105,698)	(10,482)	(84,540)	(4,734)	(253,403)	(10,814)	(3,138)	(9,064)
Total expenses	(185,323)	(15,854)	(105,698)	(10,482)	(84,540)	(4,734)	(253,403)	(10,814)	(3,138)	(9,064)
Net investment income (loss)	(185,323)	(15,854)	(34,166)	(6,138)	(50,071)	3,998	1,303,324	1,527	(568)	(3,041)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	509,368	68,500	488,402	95,877	419,732	4,020	(225,323)	3,156	1,281	2,346
Net realized gain distributions	—	200,363	440,662	101,607	798,384	22,651	—	53,243	—	—
Change in unrealized appreciation (depreciation) during the period	1,855	(223,608)	(736,667)	(180,132)	(1,565,640)	(67,801)	(1,702,782)	(70,447)	(7,070)	(13,320)
Net gain (loss) on investments	511,223	45,255	192,397	17,352	(347,524)	(41,130)	(1,928,105)	(14,048)	(5,789)	(10,974)
Net increase (decrease) in net assets resulting from operations	$325,900	$29,401	$158,231	$11,214	$(397,595)	$(37,132)	$(624,781)	$(12,521)	$(6,357)	$(14,015)

(19) Formerly Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)	Sub-Account

Investment income:
Dividends	$2,270	$26,554	$1,737,820	$69,792	$46,639	$45,115	$2,904	$4,570	$29,234	$187

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(3,940)	(16,283)	(730,896)	(96,845)	(115,311)	(74,246)	(1,612)	(1,045)	(3,761)	(182)
Total expenses	(3,940)	(16,283)	(730,896)	(96,845)	(115,311)	(74,246)	(1,612)	(1,045)	(3,761)	(182)
Net investment income (loss)	(1,670)	10,271	1,006,924	(27,053)	(68,672)	(29,131)	1,292	3,525	25,473	5

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,122	87,076	113,211	551,788	308,340	(96,871)	265	(2,092)	13,252	(163)
Net realized gain distributions	30,190	363,000	—	282,026	1,042,372	344,718	—	—	51,589	—
Change in unrealized appreciation (depreciation) during the period	(38,958)	(586,345)	(1,235,754)	(844,449)	(1,776,314)	(391,381)	(8,683)	(15,766)	(136,204)	6
Net gain (loss) on investments	(7,646)	(136,269)	(1,122,543)	(10,635)	(425,602)	(143,534)	(8,418)	(17,858)	(71,363)	(157)
Net increase (decrease) in net assets resulting from operations	$(9,316)	$(125,998)	$(115,619)	$(37,688)	$(494,274)	$(172,665)	$(7,126)	$(14,333)	$(45,890)	$(152)

(20) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$—	$459	$2,846	$10,519	$36,808	$4,678	$—

Expenses:
Administrative charges	(128)	(235)	—	—	—	(70)	(1,123)	(434)	(529)	—
Mortality and expense risk charges	(1,286)	(2,511)	(835)	(234)	(590)	(586)	(9,404)	(21,828)	(5,625)	(368,695)
Total expenses	(1,414)	(2,746)	(835)	(234)	(590)	(656)	(10,527)	(22,262)	(6,154)	(368,695)
Net investment income (loss)	(1,414)	(2,746)	(835)	(234)	(131)	2,190	(8)	14,546	(1,476)	(368,695)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,039	4,455	4,725	60	3,456	(413)	2,483	76,784	21,504	1,476,197
Net realized gain distributions	—	—	—	—	—	—	28,644	215,375	773	99,368
Change in unrealized appreciation (depreciation) during the period	2,875	11,880	(8,660)	374	(4,861)	(5,126)	(60,665)	(370,447)	(44,470)	(608,703)
Net gain (loss) on investments	4,914	16,335	(3,935)	434	(1,405)	(5,539)	(29,538)	(78,288)	(22,193)	966,862
Net increase (decrease) in net assets resulting from operations	$3,500	$13,589	$(4,770)	$200	$(1,536)	$(3,349)	$(29,546)	$(63,742)	$(23,669)	$598,167

(21) Formerly ClearBridge Variable Equity Income Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account (22)	Sub-Account (23)	Sub-Account (24)	Sub-Account (25)	Sub-Account (26)	Sub-Account (27)	Sub-Account (28)	Sub-Account (29)	Sub-Account

Investment income:
Dividends	$—	$262	$218	$180	$50,706	$—	$—	$49,517	$34,894	$28,195

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(15,873)
Mortality and expense risk charges	(76,912)	(474)	(231)	(343)	(20,479)	(20,613)	(100)	(154,690)	(137,287)	(69,301)
Total expenses	(76,912)	(474)	(231)	(343)	(20,479)	(20,613)	(100)	(154,690)	(137,287)	(85,174)
Net investment income (loss)	(76,912)	(212)	(13)	(163)	30,227	(20,613)	(100)	(105,173)	(102,393)	(56,979)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	253,844	148	195	2,452	11,447	87,679	47	432,085	655,124	166,699
Net realized gain distributions	319,773	—	—	2,986	—	139,185	1,089	—	903,877	94,276
Change in unrealized appreciation (depreciation) during the period	(560,085)	(91)	(345)	(5,367)	(19,188)	(238,185)	(1,233)	(1,439,577)	(1,806,840)	(167,867)
Net gain (loss) on investments	13,532	57	(150)	71	(7,741)	(11,321)	(97)	(1,007,492)	(247,839)	93,108
Net increase (decrease) in net assets resulting from operations	$(63,380)	$(155)	$(163)	$(92)	$22,486	$(31,934)	$(197)	$(1,112,665)	$(350,232)	$36,129

(22) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(23) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(24) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(25) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(26) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(27) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(28) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(29) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$378,462	$191,943	$192,747	$500,691	$35,568	$346,915	$21,335	$—	$507,261	$309,632

Expenses:
Administrative charges	—	(12,571)	(7,831)	(40,246)	(3,504)	(10,722)	(3,118)	(9,709)	(73,246)	(39,058)
Mortality and expense risk charges	(344,134)	(222,640)	(102,038)	(381,252)	(38,924)	(158,443)	(41,954)	(130,779)	(782,796)	(407,522)
Total expenses	(344,134)	(235,211)	(109,869)	(421,498)	(42,428)	(169,165)	(45,072)	(140,488)	(856,042)	(446,580)
Net investment income (loss)	34,328	(43,268)	82,878	79,193	(6,860)	177,750	(23,737)	(140,488)	(348,781)	(136,948)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(224,713)	130,147	157,295	(32,481)	(53,825)	117,648	75,101	216,330	1,223,472	417,764
Net realized gain distributions	—	201,780	108,089	67,096	289	154,566	21,771	100,610	1,284,064	734,359
Change in unrealized appreciation (depreciation) during the period	(898,032)	(362,431)	(655,988)	(542,352)	(98,930)	(737,912)	64,091	(234,661)	628,689	(1,058,905)
Net gain (loss) on investments	(1,122,745)	(30,504)	(390,604)	(507,737)	(152,466)	(465,698)	160,963	82,279	3,136,225	93,218
Net increase (decrease) in net assets resulting from operations	$(1,088,417)	$(73,772)	$(307,726)	$(428,544)	$(159,326)	$(287,948)	$137,226	$(58,209)	$2,787,444	$(43,730)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account (30)(31)	Sub-Account (32)(33)	Sub-Account (34)(35)

Investment income:
Dividends	$410,902	$55,495	$29,310	$36,398	$250,388

Expenses:
Administrative charges	(49,437)	(5,185)	—	—	—
Mortality and expense risk charges	(470,480)	(85,007)	(75,727)	(103,331)	(175,575)
Total expenses	(519,917)	(90,192)	(75,727)	(103,331)	(175,575)
Net investment income (loss)	(109,015)	(34,697)	(46,417)	(66,933)	74,813

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	305,794	(32,014)	(35,128)	(39,493)	(40,736)
Net realized gain distributions	238,780	1,718	403,374	427,460	105,187
Change in unrealized appreciation (depreciation) during the period	(2,321,801)	(192,648)	(523,309)	(520,864)	(1,314,230)
Net gain (loss) on investments	(1,777,227)	(222,944)	(155,063)	(132,897)	(1,249,779)
Net increase (decrease) in net assets resulting from operations	$(1,886,242)	$(257,641)	$(201,480)	$(199,830)	$(1,174,966)

(30) Funded as of March 27, 2015.
(31) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(32) Funded as of March 27, 2015.
(33) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(34) Funded as of March 27, 2015.
(35) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$30,440	$(284)	$30,200	$34,961	$(19,344)	$858	$(12,965)	$136,346	$(308,027)	$448,790
Net realized gain (loss) on security transactions	135,273	1,823	31,763	106,377	43,510	13,490	19,518	46,008	2,814,211	(1,240,535)
Net realized gain distributions	—	4,847	483,757	—	280,665	—	—	1,393,077	4,060,958	—
Change in unrealized appreciation (depreciation) during the period	(264,750)	(2,867)	(546,779)	(41,234)	(426,708)	(39,280)	(33,135)	(3,888,601)	(9,517,725)	(804,098)
Net increase (decrease) in net assets resulting from operations	(99,037)	3,519	(1,059)	100,104	(121,877)	(24,932)	(26,582)	(2,313,170)	(2,950,583)	(1,595,843)

Unit transactions:
Purchases	14,332	1,725	5,585	54,437	38,529	3,734	—	116,306	102,935	601,329
Net transfers	46,821	(4,835)	137,453	278,804	(80,114)	(113,671)	13,373	(25,736)	379,130	(1,480,129)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(159,766)	(2,474)	(467,773)	(1,043,382)	(215,481)	(71,221)	(74,990)	(2,660,898)	(7,001,251)	(24,939,335)
Other transactions	2	—	(3)	(69)	—	—	—	338	13,486	20,173
Death benefits	(99,143)	—	(379,864)	(155,711)	(15,551)	(4,028)	(31,569)	(581,800)	(499,864)	(4,006,937)
Net annuity transactions	—	—	—	104,653	—	44,831	—	(23,936)	67,827	184,536
Net increase (decrease) in net assets resulting from unit transactions	(197,754)	(5,584)	(704,602)	(761,268)	(272,617)	(140,355)	(93,186)	(3,175,726)	(6,937,737)	(29,620,363)
Net increase (decrease) in net assets	(296,791)	(2,065)	(705,661)	(661,164)	(394,494)	(165,287)	(119,768)	(5,488,896)	(9,888,320)	(31,216,206)

Net assets:
Beginning of period	2,421,509	82,740	5,609,903	6,632,784	1,958,260	412,812	805,146	21,512,109	45,804,800	139,060,173
End of period	$2,124,718	$80,675	$4,904,242	$5,971,620	$1,563,766	$247,525	$685,378	$16,023,213	$35,916,480	$107,843,967

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$22,471	$(123,033)	$(618,893)	$(521,906)	$60,617	$(14)	$(945,807)	$1,111	$(586,016)	$26,968
Net realized gain (loss) on security transactions	1,836	2,970,044	826,248	2,388,227	(60,076)	211	—	1,249	(26,315)	2,015,693
Net realized gain distributions	—	—	3,529,273	5,444,847	228,015	—	—	5,937	919,354	—
Change in unrealized appreciation (depreciation) during the period	(63,072)	(4,249,882)	(5,820,028)	(9,154,073)	(384,664)	(191)	—	(11,571)	(2,266,465)	(3,292,017)
Net increase (decrease) in net assets resulting from operations	(38,765)	(1,402,871)	(2,083,400)	(1,842,905)	(156,108)	6	(945,807)	(3,274)	(1,959,442)	(1,249,356)

Unit transactions:
Purchases	—	250,709	113,172	209,415	18,629	—	675,590	166	291,106	185,805
Net transfers	(34,008)	864,662	(1,257,571)	(426,959)	(428,182)	—	53,865,200	13,359	(1,071,694)	(60,331)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(144,222)	(9,452,524)	(6,079,337)	(5,446,711)	(292,208)	(505)	(55,439,822)	(3,263)	(7,702,820)	(9,953,911)
Other transactions	—	16,976	6,823	7,902	(4)	1	37,340	(1)	1,168	1,415
Death benefits	(8,065)	(782,256)	(817,485)	(644,599)	(27,954)	—	(3,725,542)	—	(1,059,347)	(921,828)
Net annuity transactions	(495)	5,859	9,764	(6,939)	—	—	194,759	—	58,412	70,359
Net increase (decrease) in net assets resulting from unit transactions	(186,790)	(9,096,574)	(8,024,634)	(6,307,891)	(729,719)	(504)	(4,392,475)	10,261	(9,483,175)	(10,678,491)
Net increase (decrease) in net assets	(225,555)	(10,499,445)	(10,108,034)	(8,150,796)	(885,827)	(498)	(5,338,282)	6,987	(11,442,617)	(11,927,847)

Net assets:
Beginning of period	926,477	51,365,321	44,250,479	33,214,501	3,014,688	7,792	58,575,866	121,938	39,592,692	57,173,603
End of period	$700,922	$40,865,876	$34,142,445	$25,063,705	$2,128,861	$7,294	$53,237,584	$128,925	$28,150,075	$45,245,756

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Sterling Capital Equity Income VIF
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)

Operations:
Net investment income (loss)	$(475,434)	$(51,799)	$(260,931)	$(444,299)	$(5,601,628)	$(2,351,182)	$(377,213)	$(490,881)	$(788,889)	$(90)
Net realized gain (loss) on security transactions	11,064,038	6,646,565	(250,606)	3,595,440	27,205,603	25,780,777	3,961,788	1,112,323	3,429,753	5,697
Net realized gain distributions	12,339,961	8,993,414	3,174,858	5,532,630	93,303,322	59,315,533	5,836,957	2,152,212	3,358,995	—
Change in unrealized appreciation (depreciation) during the period	(23,364,359)	(19,657,341)	(4,749,573)	(5,709,194)	(91,702,378)	(82,661,893)	(14,532,288)	(4,457,111)	(6,221,474)	(4,899)
Net increase (decrease) in net assets resulting from operations	(435,794)	(4,069,161)	(2,086,252)	2,974,577	23,204,919	83,235	(5,110,756)	(1,683,457)	(221,615)	708

Unit transactions:
Purchases	948,631	306,396	706,728	205,395	1,528,610	1,400,763	428,454	107,426	195,026	—
Net transfers	(1,133,954)	(3,504,953)	(2,331,082)	4,229,943	(8,682,247)	(5,697,986)	456,114	(1,379,493)	(229,175)	(32,412)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(29,474,203)	(14,473,803)	(29,046,374)	(9,580,320)	(78,592,899)	(74,428,567)	(20,094,646)	(7,490,984)	(7,614,159)	—
Other transactions	13,462	5,035	95,604	6,259	38,699	45,223	15,304	2,344	4,598	—
Death benefits	(5,453,263)	(1,976,264)	(4,017,444)	(1,271,493)	(8,932,566)	(9,455,954)	(1,798,301)	(576,632)	(570,899)	—
Net annuity transactions	600,781	337,144	235,984	44,366	385,549	526,045	174,093	(3,947)	24,873	—
Net increase (decrease) in net assets resulting from unit transactions	(34,498,546)	(19,306,445)	(34,356,584)	(6,365,850)	(94,254,854)	(87,610,476)	(20,818,982)	(9,341,286)	(8,189,736)	(32,412)
Net increase (decrease) in net assets	(34,934,340)	(23,375,606)	(36,442,836)	(3,391,273)	(71,049,935)	(87,527,241)	(25,929,738)	(11,024,743)	(8,411,351)	(31,704)

Net assets:
Beginning of period	192,713,621	101,517,836	178,617,269	58,852,611	483,527,481	451,289,950	$112,288,213	$43,223,699	$45,635,913	$31,704
End of period	$157,779,281	$78,142,230	$142,174,433	$55,461,338	$412,477,546	$363,762,709	$86,358,475	$32,198,956	$37,224,562	$—

(6) Liquidated as of April 24, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF	Columbia Variable Portfolio — Small Company Growth Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio
	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$25,975	$14,461	$(106,728)	$(15,996)	$(27,717)	$(168,563)	$(220,476)	$(7,184)	$(6,355)	$2,405
Net realized gain (loss) on security transactions	210,255	(27,539)	294,432	8,421	168,805	1,938,096	703,343	45,126	48,825	(194)
Net realized gain distributions	368,528	—	247,915	152,161	61,761	1,977,176	2,024,845	590	24,587	289
Change in unrealized appreciation (depreciation) during the period	(516,766)	16,814	(313,542)	(144,513)	(95,872)	(3,903,717)	(2,948,958)	(71,748)	(71,938)	(5,867)
Net increase (decrease) in net assets resulting from operations	87,992	3,736	122,077	73	106,977	(157,008)	(441,246)	(33,216)	(4,881)	(3,367)

Unit transactions:
Purchases	14,784	—	14,199	325	2,478	136,300	103,403	215	140	—
Net transfers	(2,461,702)	(652,323)	(184,212)	63,501	96,576	553,174	(213,834)	(48,524)	(85,762)	838
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(69,537)	(41,625)	(571,778)	(130,909)	(515,978)	(4,647,799)	(2,182,778)	(61,307)	(81,276)	(2,935)
Other transactions	—	131	(19)	(12)	(80)	21	(121)	—	1	—
Death benefits	(2,890)	(1,685)	(115,895)	—	(30,736)	(165,233)	(172,044)	—	—	—
Net annuity transactions	—	—	14,642	—	60,648	96,097	(2,281)	(7,202)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,519,345)	(695,502)	(843,063)	(67,095)	(387,092)	(4,027,440)	(2,467,655)	(116,818)	(166,897)	(2,097)
Net increase (decrease) in net assets	(2,431,353)	(691,766)	(720,986)	(67,022)	(280,115)	(4,184,448)	(2,908,901)	(150,034)	(171,778)	(5,464)

Net assets:
Beginning of period	2,431,353	691,766	5,125,430	933,625	2,099,970	22,723,243	17,404,971	807,560	560,600	131,512
End of period	$—	$—	$4,404,444	$866,603	$1,819,855	$18,538,795	$14,496,070	$657,526	$388,822	$126,048

(7) Liquidated as of April 24, 2015.
(8) Liquidated as of April 24, 2015.
(9) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(636,902)	$13,209,241	$(486,469)	$18,150	$(1,156,194)	$(164,390)	$6,710,922	$3,142,432	$87,646	$1,189,079
Net realized gain (loss) on security transactions	14,687,970	2,970,410	2,171,817	(5,964)	454,710	508,176	(2,674,860)	16,387,575	(1,209,094)	990,107
Net realized gain distributions	19,911,036	—	7,865,868	—	14,979,588	2,077,618	2,401,749	16,841,255	2,552,689	2,725,088
Change in unrealized appreciation (depreciation) during the period	(43,931,101)	(55,210,720)	(8,321,983)	(24,958)	(16,342,427)	(3,711,388)	(13,700,674)	(51,778,346)	(5,651,460)	(10,620,851)
Net increase (decrease) in net assets resulting from operations	(9,968,997)	(39,031,069)	1,229,233	(12,772)	(2,064,323)	(1,289,984)	(7,262,863)	(15,407,084)	(4,220,219)	(5,716,577)

Unit transactions:
Purchases	737,382	1,689,289	114,681	156	192,074	75,529	671,594	1,072,041	46,117	310,217
Net transfers	(3,607,940)	(7,764,032)	374,858	(68,236)	(1,818,932)	(345,373)	(2,403,049)	(3,040,494)	(470,166)	5,596,771
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(36,517,907)	(87,064,857)	(5,070,283)	(143,602)	(10,755,407)	(2,847,562)	(26,531,917)	(45,493,344)	(3,758,912)	(14,950,230)
Other transactions	17,236	21,948	3,638	—	3,298	3,522	12,901	29,566	1,194	11,069
Death benefits	(3,653,844)	(12,288,723)	(592,494)	(37,063)	(964,343)	(127,305)	(3,143,653)	(5,592,090)	(319,053)	(1,416,196)
Net annuity transactions	377,106	1,188,036	23,801	4,380	26,007	(4,269)	253,598	349,627	(14,610)	119,887
Net increase (decrease) in net assets resulting from unit transactions	(42,647,967)	(104,218,339)	(5,145,799)	(244,365)	(13,317,303)	(3,245,458)	(31,140,526)	(52,674,694)	(4,515,430)	(10,328,482)
Net increase (decrease) in net assets	(52,616,964)	(143,249,408)	(3,916,566)	(257,137)	(15,381,626)	(4,535,442)	(38,403,389)	(68,081,778)	(8,735,649)	(16,045,059)

Net assets:
Beginning of period	217,207,566	531,422,802	31,676,912	1,114,608	67,441,297	16,455,234	161,317,982	287,959,094	23,637,941	87,143,294
End of period	$164,590,602	$388,173,394	$27,760,346	$857,471	$52,059,671	$11,919,792	$122,914,593	$219,877,316	$14,902,292	$71,098,235

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,200,393	$699,765	$(256,847)	$1,008,802	$(36,282)	$1,999,579	$(1,052,259)	$118,007	$(2,221)	$(11,830)
Net realized gain (loss) on security transactions	5,461,352	2,302,484	(79,556)	(159,893)	598,792	613,971	6,586,083	4,115,039	1,439	42,131
Net realized gain distributions	—	4,254,332	8,236,091	83,456	—	3,350,936	25,262,226	13,285,366	18,205	41,184
Change in unrealized appreciation (depreciation) during the period	(17,707,881)	(10,975,947)	(7,542,656)	(1,911,881)	(820,163)	(8,962,649)	(31,101,273)	(20,152,411)	(1,335)	(18,038)
Net increase (decrease) in net assets resulting from operations	(11,046,136)	(3,719,366)	357,032	(979,516)	(257,653)	(2,998,163)	(305,223)	(2,633,999)	16,088	53,447

Unit transactions:
Purchases	733,642	517,408	54,697	114,967	36,856	721,103	651,150	408,345	—	—
Net transfers	(1,752,545)	(1,494,184)	683,433	703,264	507,757	2,968,975	(4,003,965)	(1,276,762)	316	251,971
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(25,762,845)	(14,983,142)	(2,554,710)	(2,030,380)	(2,317,591)	(18,550,381)	(18,255,263)	(12,939,078)	(952)	(222,701)
Other transactions	12,619	4,107	(5)	25	(147)	(108)	(256)	(171)	2	—
Death benefits	(3,209,881)	(1,163,787)	(130,795)	(281,176)	(213,522)	(2,251,867)	(1,319,478)	(823,313)	—	—
Net annuity transactions	189,664	185,838	15,336	(5,065)	(94,656)	(10,668)	(105,352)	55,163	—	71,365
Net increase (decrease) in net assets resulting from unit transactions	(29,789,346)	(16,933,760)	(1,932,044)	(1,498,365)	(2,081,303)	(17,122,946)	(23,033,164)	(14,575,816)	(634)	100,635
Net increase (decrease) in net assets	(40,835,482)	(20,653,126)	(1,575,012)	(2,477,881)	(2,338,956)	(20,121,109)	(23,338,387)	(17,209,815)	15,454	154,082

Net assets:
Beginning of period	164,202,557	87,271,968	14,474,320	17,397,591	16,694,431	145,425,752	145,554,664	104,686,058	141,771	880,101
End of period	$123,367,075	$66,618,842	$12,899,308	$14,919,710	$14,355,475	$125,304,643	$122,216,277	$87,476,243	$157,225	$1,034,183

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(106,542)	$(455,140)	$432,905	$(18,422)	$(12,737)	$(14,184)	$(9,553)	$(1,130,438)	$(71,464)	$(19,899)
Net realized gain (loss) on security transactions	1,359,046	3,374,939	(90,588)	362,135	20,991	82,084	6,175	42,115	93,502	34,563
Net realized gain distributions	4,094,933	6,294,847	—	—	298,737	113,761	79,048	7,229	701,505	127,300
Change in unrealized appreciation (depreciation) during the period	(4,657,511)	(6,007,577)	(816,089)	(293,996)	(417,614)	(173,007)	(91,940)	(157,663)	(1,077,327)	(162,313)
Net increase (decrease) in net assets resulting from operations	689,926	3,207,069	(473,772)	49,717	(110,623)	8,654	(16,270)	(1,238,757)	(353,784)	(20,349)

Unit transactions:
Purchases	180,347	243,110	174,851	68,128	14,297	—	7,000	228,369	6,559	70
Net transfers	(883,751)	(3,502,683)	280,487	409,939	(73,428)	2,605	(88,156)	5,750,128	73,514	94,008
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,227,551)	(4,448,945)	(1,076,780)	(1,112,729)	(222,230)	(241,176)	(47,967)	(22,204,352)	(546,277)	(384,569)
Other transactions	(18)	(182)	3	(16)	—	(1)	—	13,334	(4)	(1)
Death benefits	(250,138)	(576,162)	(97,724)	(119,436)	(44,550)	(1,999)	(15,390)	(2,765,772)	(50,314)	(61,394)
Net annuity transactions	219,207	39,214	15,995	99,489	—	(1,711)	—	526,287	10,773	(6,418)
Net increase (decrease) in net assets resulting from unit transactions	(2,961,904)	(8,245,648)	(703,168)	(654,625)	(325,911)	(242,282)	(144,513)	(18,452,006)	(505,749)	(358,304)
Net increase (decrease) in net assets	(2,271,978)	(5,038,579)	(1,176,940)	(604,908)	(436,534)	(233,628)	(160,783)	(19,690,763)	(859,533)	(378,653)

Net assets:
Beginning of period	14,807,260	34,568,919	8,624,985	8,200,250	2,087,497	1,131,916	632,544	86,508,863	4,037,360	1,293,400
End of period	$12,535,282	$29,530,340	$7,448,045	$7,595,342	$1,650,963	$898,288	$471,761	$66,818,100	$3,177,827	$914,747

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Huntington VA Dividend Capture Fund	Huntington VA International Equity Fund	Huntington VA Situs Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(40,325)	$14,535	$(2,804)	$147,618	$52,075	$(64,870)	$6,090	$501	$246,537	$(16,697)
Net realized gain (loss) on security transactions	400,327	(4,979)	201,444	195,837	(375,431)	215,922	(628)	7,001	183,355	297,577
Net realized gain distributions	—	—	56,883	—	660,381	769,405	134,545	335,157	77,330	99,508
Change in unrealized appreciation (depreciation) during the period	(329,704)	(3,805)	(327,231)	(586,836)	(251,612)	(1,409,398)	(207,441)	(490,098)	(830,101)	(476,618)
Net increase (decrease) in net assets resulting from operations	30,298	5,751	(71,708)	(243,381)	85,413	(488,941)	(67,434)	(147,439)	(322,879)	(96,230)

Unit transactions:
Purchases	1,032	52,692	—	16,386	509	10,775	5,359	6,023	79,307	24,170
Net transfers	(98,107)	150,142	15,383	(2,338,157)	(3,003,867)	(1,194,457)	43,844	(319,069)	176,150	(23,869)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,131,679)	(563,812)	(455,285)	(1,347,086)	(139,695)	(1,250,124)	(132,075)	(1,082,678)	(1,765,489)	(1,178,276)
Other transactions	58	(2)	(1)	4,513	1,512	535	(3)	(1)	(53)	17
Death benefits	(219,887)	(20,181)	(5,436)	(412,128)	(2,891)	(323,560)	(26,088)	(45,930)	(303,712)	(3,655)
Net annuity transactions	(21,013)	—	(933)	—	—	—	—	—	(1,778)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,469,596)	(381,161)	(446,272)	(4,076,472)	(3,144,432)	(2,756,831)	(108,963)	(1,441,655)	(1,815,575)	(1,181,613)
Net increase (decrease) in net assets	(1,439,298)	(375,410)	(517,980)	(4,319,853)	(3,059,019)	(3,245,772)	(176,397)	(1,589,094)	(2,138,454)	(1,277,843)

Net assets:
Beginning of period	8,577,560	5,307,328	1,928,639	8,928,843	3,059,019	7,599,317	1,740,888	5,109,504	12,336,779	3,120,851
End of period	$7,138,262	$4,931,918	$1,410,659	$4,608,990	$—	$4,353,545	$1,564,491	$3,520,410	$10,198,325	$1,843,008

(10) Liquidated as of March 6, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Core Equity Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series
	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)

Operations:
Net investment income (loss)	$29,500	$(459,649)	$(47,635)	$29,321	$(565,303)	$(367,037)	$(702,668)	$1,417,860	$383,359	$1,623,299
Net realized gain (loss) on security transactions	1,559,771	1,986,761	430,991	1,629,910	5,508,467	999,414	726,126	9,172,664	5,428,934	1,292,540
Net realized gain distributions	292,910	1,552,338	184,512	674,021	6,414,370	1,815,721	1,120,371	7,029,665	4,260,036	—
Change in unrealized appreciation (depreciation) during the period	(1,764,067)	(1,432,608)	(716,791)	(2,259,595)	(12,208,334)	(1,942,715)	(1,993,881)	(21,296,381)	(11,736,102)	(4,620,693)
Net increase (decrease) in net assets resulting from operations	118,114	1,646,842	(148,923)	73,657	(850,800)	505,383	(850,052)	(3,676,192)	(1,663,773)	(1,704,854)

Unit transactions:
Purchases	1,018	53,365	29,347	2,920	350,285	87,825	157,201	594,363	419,372	627,758
Net transfers	103,559	4,332,197	45,795	(56,148)	(2,380,689)	2,757,458	(3,219,153)	(8,368,081)	(1,372,654)	1,479,157
Net interfund transfers due to corporate actions	(5,734,180)	—	—	(7,776,888)	—	—	—	—	—	—
Surrenders for benefit payments and fees	(293,372)	(4,906,394)	(1,043,182)	(491,171)	(11,076,788)	(2,649,778)	(6,822,560)	(38,580,760)	(12,236,108)	(16,283,769)
Other transactions	—	15,165	(364)	(1)	9,537	1,608	4,150	16,681	18,670	75,525
Death benefits	(37,729)	(478,030)	(69,389)	(20,528)	(1,444,465)	(286,982)	(579,600)	(5,063,075)	(1,308,473)	(1,683,754)
Net annuity transactions	(116,615)	15,493	2,496	(70,997)	106,926	(1,092)	8,158	120,773	74,796	13,352
Net increase (decrease) in net assets resulting from unit transactions	(6,077,319)	(968,204)	(1,035,297)	(8,412,813)	(14,435,194)	(90,961)	(10,451,804)	(51,280,099)	(14,404,397)	(15,771,731)
Net increase (decrease) in net assets	(5,959,205)	678,638	(1,184,220)	(8,339,156)	(15,285,994)	414,422	(11,301,856)	(54,956,291)	(16,068,170)	(17,476,585)

Net assets:
Beginning of period	5,959,205	30,022,513	6,312,544	8,339,156	69,771,301	19,245,205	44,234,490	223,847,629	82,955,423	104,151,511
End of period	$—	$30,701,151	$5,128,324	$—	$54,485,307	$19,659,627	$32,932,634	$168,891,338	$66,887,253	$86,674,926

(11) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.
(12) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.
(13) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Research International Fund	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio
	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$353,142	$(53,552)	$1,983,587	$570	$(491)	$(6,932)	$5,377	$659	$(4,939)	$(29,367)
Net realized gain (loss) on security transactions	(247,873)	360,540	(465,496)	10	216	7,462	11,893	57	4,128	22,613
Net realized gain distributions	—	337,239	—	16,773	543	24,817	44,249	—	35,108	309,504
Change in unrealized appreciation (depreciation) during the period	850,518	(658,792)	(3,591,045)	(22,149)	(862)	(22,901)	(71,903)	(1,819)	(9,642)	(431,893)
Net increase (decrease) in net assets resulting from operations	955,787	(14,565)	(2,072,954)	(4,796)	(594)	2,446	(10,384)	(1,103)	24,655	(129,143)

Unit transactions:
Purchases	32,483	2,366	218,933	—	—	—	3,846	—	4,500	7,331
Net transfers	973,141	(608,474)	(562,058)	(12,508)	5,559	(6,566)	76,468	—	(3,073)	44,498
Net interfund transfers due to corporate actions	(15,262,315)	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,020,264)	(972,767)	(7,575,070)	(2,473)	(2,210)	(11,318)	(37,980)	(717)	(17,393)	(208,972)
Other transactions	2,579	5,611	6,533	—	—	—	—	—	—	—
Death benefits	(124,504)	(21,320)	(1,056,352)	—	—	—	(4,076)	—	—	(44,106)
Net annuity transactions	(10,527)	13,320	18,643	—	—	—	—	—	—	(4,231)
Net increase (decrease) in net assets resulting from unit transactions	(15,409,407)	(1,581,264)	(8,949,371)	(14,981)	3,349	(17,884)	38,258	(717)	(15,966)	(205,480)
Net increase (decrease) in net assets	(14,453,620)	(1,595,829)	(11,022,325)	(19,777)	2,755	(15,438)	27,874	(1,820)	8,689	(334,623)

Net assets:
Beginning of period	14,453,620	5,573,469	42,882,934	289,987	35,672	461,428	732,802	44,603	253,346	2,008,157
End of period	$—	$3,977,640	$31,860,609	$270,210	$38,427	$445,990	$760,676	$42,783	$262,035	$1,673,534

(14) Merged with MFS® Research International Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - International Opportunities Fund	Columbia Variable Portfolio - Large Cap Growth Fund III	Columbia Variable Portfolio — Asset Allocation Fund	Variable Portfolio - Loomis Sayles Growth Fund II	Columbia Variable Portfolio - Large Cap Growth Fund II	Columbia Variable Portfolio — Dividend Opportunity Fund	Columbia Variable Portfolio — Income Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account (16)	Sub-Account	Sub-Account (17)	Sub-Account (18)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(13,138)	$(2,052)	$(4,478)	$(129,106)	$(135,833)	$282	$(115,473)	$(34,843)	$(183,242)	$505,569
Net realized gain (loss) on security transactions	32,721	(2,117)	9,339	425,849	158,661	9,157	456,476	206,051	419,414	(118,993)
Net realized gain distributions	98,379	30,525	48,739	—	1,028,227	301,877	688,317	300,969	—	62,563
Change in unrealized appreciation (depreciation) during the period	(206,288)	(37,410)	(17,036)	(403,060)	(1,007,681)	(336,202)	(1,017,361)	(472,889)	(647,941)	(634,311)
Net increase (decrease) in net assets resulting from operations	(88,326)	(11,054)	36,564	(106,317)	43,374	(24,886)	11,959	(712)	(411,769)	(185,172)

Unit transactions:
Purchases	4,070	9,000	—	26,608	9,905	3,500	12,899	8,675	12,030	14,925
Net transfers	12,981	113	31,369	(13,961)	(54,533)	(39,538)	(105,742)	4,744	26,366	38,473
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(94,695)	(20,902)	(40,794)	(948,153)	(947,422)	(263,614)	(720,052)	(348,955)	(941,631)	(1,204,487)
Other transactions	(1)	—	—	(34)	64	10	(39)	40	(46)	(126)
Death benefits	(1,218)	—	—	(134,130)	(139,242)	(255,324)	(172,129)	(53,920)	(236,609)	(195,532)
Net annuity transactions	—	—	—	7,377	15,199	(1,246)	13,042	(14,010)	3,487	15,404
Net increase (decrease) in net assets resulting from unit transactions	(78,863)	(11,789)	(9,425)	(1,062,293)	(1,116,029)	(556,212)	(972,021)	(403,426)	(1,136,403)	(1,331,343)
Net increase (decrease) in net assets	(167,189)	(22,843)	27,139	(1,168,610)	(1,072,655)	(581,098)	(960,062)	(404,138)	(1,548,172)	(1,516,515)

Net assets:
Beginning of period	888,880	151,149	597,189	7,175,713	7,309,119	3,266,714	6,171,835	1,897,353	9,365,686	7,660,597
End of period	$721,691	$128,306	$624,328	$6,007,103	$6,236,464	$2,685,616	$5,211,773	$1,493,215	$7,817,514	$6,144,082

(15) Formerly Columbia Variable Portfolio — Marsico International Opportunities Fund. Change effective May 1, 2015.
(16) Formerly Columbia Variable Portfolio — Marsico Focused Equities Fund. Change effective November 20, 2015.
(17) Formerly Columbia Variable Portfolio — Marsico Growth Fund. Change effective November 20, 2015.
(18) Formerly Columbia Variable Portfolio — Marsico 21st Century Fund. Change effective November 20, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(185,323)	$(15,854)	$(34,166)	$(6,138)	$(50,071)	$3,998	$1,303,324	$1,527	$(568)	$(3,041)
Net realized gain (loss) on security transactions	509,368	68,500	488,402	95,877	419,732	4,020	(225,323)	3,156	1,281	2,346
Net realized gain distributions	—	200,363	440,662	101,607	798,384	22,651	—	53,243	—	—
Change in unrealized appreciation (depreciation) during the period	1,855	(223,608)	(736,667)	(180,132)	(1,565,640)	(67,801)	(1,702,782)	(70,447)	(7,070)	(13,320)
Net increase (decrease) in net assets resulting from operations	325,900	29,401	158,231	11,214	(397,595)	(37,132)	(624,781)	(12,521)	(6,357)	(14,015)

Unit transactions:
Purchases	19,835	170	25,872	2,722	36,387	—	122,153	—	—	80
Net transfers	(228,827)	114,150	5,585	(99,558)	(272,324)	11,304	734,154	278,104	864	58,762
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,036,346)	(413,753)	(1,123,197)	(125,087)	(690,381)	(71,890)	(2,383,297)	(92,822)	(17,647)	(24,675)
Other transactions	8	16	(274)	(1)	(72)	—	16	—	—	—
Death benefits	(221,136)	(21,940)	(55,869)	(16,162)	(118,227)	—	(378,803)	(16,413)	—	—
Net annuity transactions	32,041	167,394	—	—	—	37,049	—	—	6,599	—
Net increase (decrease) in net assets resulting from unit transactions	(1,434,425)	(153,963)	(1,147,883)	(238,086)	(1,044,617)	(23,537)	(1,905,777)	168,869	(10,184)	34,167
Net increase (decrease) in net assets	(1,108,525)	(124,562)	(989,652)	(226,872)	(1,442,212)	(60,669)	(2,530,558)	156,348	(16,541)	20,152

Net assets:
Beginning of period	8,951,793	1,049,576	6,711,569	771,616	6,129,610	335,468	16,981,470	474,935	198,254	421,137
End of period	$7,843,268	$925,014	$5,721,917	$544,744	$4,687,398	$274,799	$14,450,912	$631,283	$181,713	$441,289

(19) Formerly Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)	Sub-Account

Operations:
Net investment income (loss)	$(1,670)	$10,271	$1,006,924	$(27,053)	$(68,672)	$(29,131)	$1,292	$3,525	$25,473	$5
Net realized gain (loss) on security transactions	1,122	87,076	113,211	551,788	308,340	(96,871)	265	(2,092)	13,252	(163)
Net realized gain distributions	30,190	363,000	—	282,026	1,042,372	344,718	—	—	51,589	—
Change in unrealized appreciation (depreciation) during the period	(38,958)	(586,345)	(1,235,754)	(844,449)	(1,776,314)	(391,381)	(8,683)	(15,766)	(136,204)	6
Net increase (decrease) in net assets resulting from operations	(9,316)	(125,998)	(115,619)	(37,688)	(494,274)	(172,665)	(7,126)	(14,333)	(45,890)	(152)

Unit transactions:
Purchases	—	14,332	134,773	12,879	13,224	2,269	—	5,985	—	—
Net transfers	(3,657)	76,722	(991,734)	58,560	103,362	(141,129)	—	(14,726)	50,195	(158)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(97,874)	(160,824)	(10,325,438)	(1,173,422)	(1,513,179)	(679,570)	(878)	(10,646)	(29,424)	(3,294)
Other transactions	—	—	34	303	72	224	1	—	(181)	—
Death benefits	—	(101,325)	(1,316,536)	(106,588)	(106,558)	(80,765)	—	(6,040)	—	—
Net annuity transactions	—	—	304,709	12,867	2,570	11,879	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(101,531)	(171,095)	(12,194,192)	(1,195,401)	(1,500,509)	(887,092)	(877)	(25,427)	20,590	(3,452)
Net increase (decrease) in net assets	(110,847)	(297,093)	(12,309,811)	(1,233,089)	(1,994,783)	(1,059,757)	(8,003)	(39,760)	(25,300)	(3,604)

Net assets:
Beginning of period	274,439	2,439,445	53,888,162	6,700,919	8,187,654	5,113,560	182,017	165,373	513,126	14,359
End of period	$163,592	$2,142,352	$41,578,351	$5,467,830	$6,192,871	$4,053,803	$174,014	$125,613	$487,826	$10,755

(20) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,414)	$(2,746)	$(835)	$(234)	$(131)	$2,190	$(8)	$14,546	$(1,476)	$(368,695)
Net realized gain (loss) on security transactions	2,039	4,455	4,725	60	3,456	(413)	2,483	76,784	21,504	1,476,197
Net realized gain distributions	—	—	—	—	—	—	28,644	215,375	773	99,368
Change in unrealized appreciation (depreciation) during the period	2,875	11,880	(8,660)	374	(4,861)	(5,126)	(60,665)	(370,447)	(44,470)	(608,703)
Net increase (decrease) in net assets resulting from operations	3,500	13,589	(4,770)	200	(1,536)	(3,349)	(29,546)	(63,742)	(23,669)	598,167

Unit transactions:
Purchases	—	—	—	—	—	—	—	—	—	70,399
Net transfers	—	(1,548)	—	—	941	710	6,705	(10,370)	286	296,135
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(11,948)	(1,171)	(1,277)	(372)	(53,430)	(1,782)	(129,986)	(216,687)	(86,577)	(3,083,401)
Other transactions	(3)	1	(128)	—	—	—	(1)	2	—	312
Death benefits	—	—	—	—	(1,251)	—	(924)	(124)	—	(205,334)
Net annuity transactions	8,908	(6,703)	(13,148)	—	—	—	(5,556)	—	—	(35,468)
Net increase (decrease) in net assets resulting from unit transactions	(3,043)	(9,421)	(14,553)	(372)	(53,740)	(1,072)	(129,762)	(227,179)	(86,291)	(2,957,357)
Net increase (decrease) in net assets	457	4,168	(19,323)	(172)	(55,276)	(4,421)	(159,308)	(290,921)	(109,960)	(2,359,190)

Net assets:
Beginning of period	84,887	151,007	63,429	13,687	79,854	47,531	847,877	1,644,004	344,156	20,422,512
End of period	$85,344	$155,175	$44,106	$13,515	$24,578	$43,110	$688,569	$1,353,083	$234,196	$18,063,322

(21) Formerly ClearBridge Variable Equity Income Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account (22)	Sub-Account (23)	Sub-Account (24)	Sub-Account (25)	Sub-Account (26)	Sub-Account (27)	Sub-Account (28)	Sub-Account (29)	Sub-Account

Operations:
Net investment income (loss)	$(76,912)	$(212)	$(13)	$(163)	$30,227	$(20,613)	$(100)	$(105,173)	$(102,393)	$(56,979)
Net realized gain (loss) on security transactions	253,844	148	195	2,452	11,447	87,679	47	432,085	655,124	166,699
Net realized gain distributions	319,773	—	—	2,986	—	139,185	1,089	—	903,877	94,276
Change in unrealized appreciation (depreciation) during the period	(560,085)	(91)	(345)	(5,367)	(19,188)	(238,185)	(1,233)	(1,439,577)	(1,806,840)	(167,867)
Net increase (decrease) in net assets resulting from operations	(63,380)	(155)	(163)	(92)	22,486	(31,934)	(197)	(1,112,665)	(350,232)	36,129

Unit transactions:
Purchases	9,951	120	120	—	11,526	11,044	—	32,477	94,162	13,431
Net transfers	782,325	—	—	(39)	(16,195)	(2,764)	—	231,278	(199,783)	(385,532)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(862,732)	(68)	(49)	(4,142)	(182,018)	(192,327)	(56)	(1,205,816)	(1,069,712)	(550,500)
Other transactions	84	—	—	—	1	1	1	83	(313)	2
Death benefits	(58,775)	—	(11,256)	(12,418)	(34,598)	(18,549)	—	(211,907)	(254,776)	—
Net annuity transactions	27,065	—	—	—	—	(604)	—	2,782	—	—
Net increase (decrease) in net assets resulting from unit transactions	(102,082)	52	(11,185)	(16,599)	(221,284)	(203,199)	(55)	(1,151,103)	(1,430,422)	(922,599)
Net increase (decrease) in net assets	(165,462)	(103)	(11,348)	(16,691)	(198,798)	(235,133)	(252)	(2,263,768)	(1,780,654)	(886,470)

Net assets:
Beginning of period	3,645,741	25,594	17,771	24,871	1,251,584	1,276,117	7,188	10,082,060	9,578,830	8,233,419
End of period	$3,480,279	$25,491	$6,423	$8,180	$1,052,786	$1,040,984	$6,936	$7,818,292	$7,798,176	$7,346,949

(22) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(23) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(24) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(25) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(26) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(27) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(28) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(29) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$34,328	$(43,268)	$82,878	$79,193	$(6,860)	$177,750	$(23,737)	$(140,488)	$(348,781)	$(136,948)
Net realized gain (loss) on security transactions	(224,713)	130,147	157,295	(32,481)	(53,825)	117,648	75,101	216,330	1,223,472	417,764
Net realized gain distributions	—	201,780	108,089	67,096	289	154,566	21,771	100,610	1,284,064	734,359
Change in unrealized appreciation (depreciation) during the period	(898,032)	(362,431)	(655,988)	(542,352)	(98,930)	(737,912)	64,091	(234,661)	628,689	(1,058,905)
Net increase (decrease) in net assets resulting from operations	(1,088,417)	(73,772)	(307,726)	(428,544)	(159,326)	(287,948)	137,226	(58,209)	2,787,444	(43,730)

Unit transactions:
Purchases	109,031	274,579	16,136	114,425	4,648	122,191	27,392	11,253	364,890	308,530
Net transfers	(49,374)	(92,899)	(960,045)	714,730	(67,399)	15,416	69,318	(94,568)	(1,953,447)	528,118
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,450,157)	(1,727,615)	(1,582,732)	(3,707,849)	(716,318)	(1,728,508)	(481,884)	(912,170)	(6,659,769)	(4,088,420)
Other transactions	(19)	2	(696)	(25)	(74)	(42)	(68)	2	(329)	14
Death benefits	(582,788)	(743,447)	(35,513)	(485,834)	(12,391)	(288,420)	(158)	(41,569)	(706,983)	(839,620)
Net annuity transactions	—	54,222	74,127	24,871	21,545	91,551	(5,741)	(3,563)	(48,145)	162,215
Net increase (decrease) in net assets resulting from unit transactions	(3,973,307)	(2,235,158)	(2,488,723)	(3,339,682)	(769,989)	(1,787,812)	(391,141)	(1,040,615)	(9,003,783)	(3,929,163)
Net increase (decrease) in net assets	(5,061,724)	(2,308,930)	(2,796,449)	(3,768,226)	(929,315)	(2,075,760)	(253,915)	(1,098,824)	(6,216,339)	(3,972,893)

Net assets:
Beginning of period	45,971,154	14,244,987	8,277,687	28,842,823	3,124,726	10,977,894	2,818,287	8,846,403	58,431,416	30,983,947
End of period	$40,909,430	$11,936,057	$5,481,238	$25,074,597	$2,195,411	$8,902,134	$2,564,372	$7,747,579	$52,215,077	$27,011,054

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account (30)(31)	Sub-Account (32)(33)	Sub-Account (34)(35)

Operations:
Net investment income (loss)	$(109,015)	$(34,697)	$(46,417)	$(66,933)	$74,813
Net realized gain (loss) on security transactions	305,794	(32,014)	(35,128)	(39,493)	(40,736)
Net realized gain distributions	238,780	1,718	403,374	427,460	105,187
Change in unrealized appreciation (depreciation) during the period	(2,321,801)	(192,648)	(523,309)	(520,864)	(1,314,230)
Net increase (decrease) in net assets resulting from operations	(1,886,242)	(257,641)	(201,480)	(199,830)	(1,174,966)

Unit transactions:
Purchases	260,550	63,631	743	11,456	32,475
Net transfers	981,905	111,337	(400,794)	58,506	(261,322)
Net interfund transfers due to corporate actions	—	—	5,734,180	7,776,888	15,262,315
Surrenders for benefit payments and fees	(4,403,440)	(724,901)	(385,539)	(823,982)	(2,277,181)
Other transactions	(175)	(1)	(1)	7,316	(77)
Death benefits	(784,805)	(181,015)	(42,580)	(92,880)	(243,681)
Net annuity transactions	21,031	24,521	140,043	61,028	38,454
Net increase (decrease) in net assets resulting from unit transactions	(3,924,934)	(706,428)	5,046,052	6,998,332	12,550,983
Net increase (decrease) in net assets	(5,811,176)	(964,069)	4,844,572	6,798,502	11,376,017

Net assets:
Beginning of period	35,929,589	5,553,590	—	—	—
End of period	$30,118,413	$4,589,521	$4,844,572	$6,798,502	$11,376,017

(30) Funded as of March 27, 2015.
(31) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(32) Funded as of March 27, 2015.
(33) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(34) Funded as of March 27, 2015.
(35) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2014

	American Century VP Value Fund	American Century VP Growth Fund	AllianceBernstein VPS Balanced Wealth Strategy Portfolio	AllianceBernstein VPS International Value Portfolio	AllianceBernstein VPS Small/Mid Cap Value Portfolio	AllianceBernstein VPS Value Portfolio	AllianceBernstein VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$17,825	$(364)	$53,707	$128,561	$(23,262)	$(771)	$(18,621)	$(131,761)	$(508,923)	$1,888,458
Net realized gain (loss) on security transactions	158,486	2,717	218,128	129,319	275,409	30,684	68,551	313,313	5,390,983	(1,455,899)
Net realized gain distributions	—	9,674	872,447	—	225,485	—	—	—	230,427	—
Change in unrealized appreciation (depreciation) during the period	113,866	(3,525)	(821,261)	(811,776)	(351,712)	(6,579)	(65,687)	893,248	(2,020,463)	3,144,553
Net increase (decrease) in net assets resulting from operations	290,177	8,502	323,021	(553,896)	125,920	23,334	(15,757)	1,074,800	3,092,024	3,577,112

Unit transactions:
Purchases	16,009	—	36,030	63,807	22,929	3,827	400	117,335	148,196	642,876
Net transfers	(103,240)	(7,648)	237,787	333,607	(677,422)	85,977	(73,204)	(1,272,933)	(957,649)	3,692,468
Surrenders for benefit payments and fees	(198,564)	(2,374)	(773,506)	(845,277)	(285,563)	(52,467)	(387,886)	(5,130,284)	(10,658,058)	(32,583,760)
Other transactions	4	—	(1)	(8)	—	—	(1)	(334)	27,300	4,184
Death benefits	(28,510)	—	(173,337)	(76,516)	(13,279)	(13,913)	(7,231)	(596,593)	(1,099,344)	(3,233,105)
Net annuity transactions	—	—	—	—	—	—	—	102,407	274,278	330,080
Net increase (decrease) in net assets resulting from unit transactions	(314,301)	(10,022)	(673,027)	(524,387)	(953,335)	23,424	(467,922)	(6,780,402)	(12,265,277)	(31,147,257)
Net increase (decrease) in net assets	(24,124)	(1,520)	(350,006)	(1,078,283)	(827,415)	46,758	(483,679)	(5,705,602)	(9,173,253)	(27,570,145)

Net assets:
Beginning of period	2,445,633	84,260	5,959,909	7,711,067	2,785,675	366,054	1,288,825	27,217,711	54,978,053	166,630,318
End of period	$2,421,509	$82,740	$5,609,903	$6,632,784	$1,958,260	$412,812	$805,146	$21,512,109	$45,804,800	$139,060,173

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$23,397	$(96,749)	$(909,305)	$(613,527)	$(55,005)	$(14)	$(513,036)	$255	$(294,759)	$943,858
Net realized gain (loss) on security transactions	16,688	3,886,699	2,656,880	3,938,363	46,399	156	—	2,212	1,120,946	3,117,904
Net realized gain distributions	—	—	5,267,113	2,955,508	187,493	—	—	5,030	402,908	—
Change in unrealized appreciation (depreciation) during the period	(39,765)	(4,302,475)	(5,682,639)	(6,239,650)	(32,048)	598	—	8,169	(1,168,907)	(1,582,521)
Net increase (decrease) in net assets resulting from operations	320	(512,525)	1,332,049	40,694	146,839	740	(513,036)	15,666	60,188	2,479,241

Unit transactions:
Purchases	—	340,471	157,496	247,755	25,063	—	712,645	160	148,452	163,506
Net transfers	(16,926)	146,912	(151,639)	(54,239)	(995,439)	—	107,401,014	34,791	728,614	(1,932,082)
Surrenders for benefit payments and fees	(256,713)	(10,410,992)	(10,179,523)	(6,617,162)	(497,286)	(466)	(67,803,877)	(3,392)	(10,124,140)	(12,876,353)
Other transactions	—	31,516	14,375	14,851	(1)	1	95,441	—	6,125	386
Death benefits	—	(693,842)	(815,299)	(367,562)	(51,179)	—	(2,662,141)	—	(599,594)	(1,067,948)
Net annuity transactions	(532)	38,044	98,055	41,877	—	—	116,648	—	65,566	(22,296)
Net increase (decrease) in net assets resulting from unit transactions	(274,171)	(10,547,891)	(10,876,535)	(6,734,480)	(1,518,842)	(465)	37,859,730	31,559	(9,774,977)	(15,734,787)
Net increase (decrease) in net assets	(273,851)	(11,060,416)	(9,544,486)	(6,693,786)	(1,372,003)	275	37,346,694	47,225	(9,714,789)	(13,255,546)

Net assets:
Beginning of period	1,200,328	62,425,737	53,794,965	39,908,287	4,386,691	7,517	21,229,172	74,713	49,307,481	70,429,149
End of period	$926,477	$51,365,321	$44,250,479	$33,214,501	$3,014,688	$7,792	$58,575,866	$121,938	$39,592,692	$57,173,603

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Sterling Capital Equity Income VIF
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(883,907)	$1,189,256	$167,693	$(428,466)	$(5,558,886)	$(2,870,369)	$(646,264)	$(476,186)	$(893,038)	$157
Net realized gain (loss) on security transactions	16,969,795	8,781,340	(55,253)	5,847,594	45,905,484	43,028,315	6,803,169	3,762,523	5,362,364	578
Net realized gain distributions	10,308,475	—	73,277	6,425,324	25,745,594	23,816,471	—	5,289,943	239,428	—
Change in unrealized appreciation (depreciation) during the period	(19,322,725)	2,342,384	6,933,038	(11,630,978)	(33,550,309)	(23,469,940)	(11,476,738)	(13,295,291)	(4,413,832)	(63)
Net increase (decrease) in net assets resulting from operations	7,071,638	12,312,980	7,118,755	213,474	32,541,883	40,504,477	(5,319,833)	(4,719,011)	294,922	672

Unit transactions:
Purchases	941,003	343,333	1,115,296	149,395	2,029,848	1,834,986	570,912	196,677	305,038	—
Net transfers	1,434,182	7,916,029	2,334,627	(1,443,944)	(13,410,500)	(17,200,690)	(261,780)	33,662	(1,987,249)	—
Surrenders for benefit payments and fees	(39,840,121)	(20,184,701)	(44,358,055)	(11,581,071)	(103,853,512)	(96,462,702)	(25,815,125)	(10,374,512)	(10,903,863)	(1,319)
Other transactions	6,836	18,532	449,196	35,431	201,953	195,117	85,965	5,340	48,375	—
Death benefits	(5,716,278)	(1,973,679)	(5,141,553)	(1,276,078)	(8,474,529)	(9,084,189)	(2,495,888)	(749,998)	(880,300)	(2,605)
Net annuity transactions	635,903	405,995	376,645	132,712	718,574	994,571	226,448	50,455	33,944	—
Net increase (decrease) in net assets resulting from unit transactions	(42,538,475)	(13,474,491)	(45,223,844)	(13,983,555)	(122,788,166)	(119,722,907)	(27,689,468)	(10,838,376)	(13,384,055)	(3,924)
Net increase (decrease) in net assets	(35,466,837)	(1,161,511)	(38,105,089)	(13,770,081)	(90,246,283)	(79,218,430)	(33,009,301)	(15,557,387)	(13,089,133)	(3,252)

Net assets:
Beginning of period	228,180,458	102,679,347	216,722,358	72,622,692	573,773,764	530,508,380	$145,297,514	$58,781,086	$58,725,046	$34,956
End of period	$192,713,621	$101,517,836	$178,617,269	$58,852,611	$483,527,481	$451,289,950	$112,288,213	$43,223,699	$45,635,913	$31,704

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF	Columbia Variable Portfolio — Small Company Growth Fund	Wells Fargo Advantage VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(34,865)	$12,242	$(117,031)	$(19,670)	$(26,161)	$(201,426)	$(273,036)	$(9,630)	$(9,422)	$3,034
Net realized gain (loss) on security transactions	49,498	(1,227)	262,435	45,902	158,711	2,118,205	857,431	241,305	97,363	(18)
Net realized gain distributions	310,817	8,918	95,787	242,549	—	451,963	415,585	—	36,010	1,519
Change in unrealized appreciation (depreciation) during the period	(10,634)	7,417	(651,850)	(239,718)	20,256	(177,183)	(243,227)	(203,112)	(56,422)	(2,320)
Net increase (decrease) in net assets resulting from operations	314,816	27,350	(410,659)	29,063	152,806	2,191,559	756,753	28,563	67,529	2,215

Unit transactions:
Purchases	2,160	—	11,776	975	490	145,975	86,986	3,392	225	—
Net transfers	(49,130)	20,303	32,189	(219,305)	1,221,207	(249,519)	192,558	(533,008)	(351,352)	32,036
Surrenders for benefit payments and fees	(85,325)	(13,033)	(772,698)	(119,841)	(439,938)	(3,643,827)	(1,771,444)	(114,665)	(88,661)	(1,818)
Other transactions	(1)	59	(101)	(1)	5	4	38	—	—	—
Death benefits	(10,479)	(49,391)	(47,775)	17,944	(4,264)	(296,380)	(171,247)	(8,812)	—	—
Net annuity transactions	—	—	23,657	—	18,248	(54,936)	(11,902)	(21,950)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(142,775)	(42,062)	(752,952)	(320,228)	795,748	(4,098,683)	(1,675,011)	(675,043)	(439,788)	30,218
Net increase (decrease) in net assets	172,041	(14,712)	(1,163,611)	(291,165)	948,554	(1,907,124)	(918,258)	(646,480)	(372,259)	32,433

Net assets:
Beginning of period	2,259,312	706,478	6,289,041	1,224,790	1,151,416	24,630,367	18,323,229	1,454,040	932,859	99,079
End of period	$2,431,353	$691,766	$5,125,430	$933,625	$2,099,970	$22,723,243	$17,404,971	$807,560	$560,600	$131,512

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account (8)	Sub-Account (9)	Sub-Account (10)

Operations:
Net investment income (loss)	$(938,855)	$20,023,554	$(243,063)	$(12,414)	$(1,337,702)	$(212,511)	$7,767,764	$662,874	$(48,221)	$114,400
Net realized gain (loss) on security transactions	22,578,568	15,149,671	3,453,489	(12,854)	4,269,966	1,930,162	800,666	24,803,005	64,254	5,295,434
Net realized gain distributions	4,572,441	—	—	—	14,437,262	1,362,512	3,558,931	1,610,847	—	—
Change in unrealized appreciation (depreciation) during the period	(11,485,136)	(14,633,000)	(107,426)	165,378	(13,537,757)	(3,289,005)	(10,978,154)	(10,259,648)	(2,824,146)	(18,337,006)
Net increase (decrease) in net assets resulting from operations	14,727,018	20,540,225	3,103,000	140,110	3,831,769	(208,842)	1,149,207	16,817,078	(2,808,113)	(12,927,172)

Unit transactions:
Purchases	783,742	4,333,386	164,223	7,623	276,513	180,090	967,186	1,554,842	158,007	465,811
Net transfers	(3,383,483)	(4,340,977)	1,352,515	(54,683)	(789,138)	(975,175)	(294,060)	(6,448,992)	(1,323,546)	5,479,151
Surrenders for benefit payments and fees	(49,616,428)	(118,710,299)	(7,550,936)	(84,213)	(14,175,214)	(3,163,041)	(36,030,662)	(61,858,117)	(6,152,481)	(22,084,722)
Other transactions	78,960	55,835	1,526	(11)	20,533	10,108	32,798	78,058	2,562	27,647
Death benefits	(3,952,578)	(18,095,939)	(547,116)	(43,504)	(1,152,349)	(150,505)	(3,652,132)	(6,932,198)	(368,232)	(2,120,092)
Net annuity transactions	511,240	1,878,565	104,495	(4,459)	83,901	14,550	493,600	912,136	(11,568)	230,504
Net increase (decrease) in net assets resulting from unit transactions	(55,578,547)	(134,879,429)	(6,475,293)	(179,247)	(15,735,754)	(4,083,973)	(38,483,270)	(72,694,271)	(7,695,258)	(18,001,701)
Net increase (decrease) in net assets	(40,851,529)	(114,339,204)	(3,372,293)	(39,137)	(11,903,985)	(4,292,815)	(37,334,063)	(55,877,193)	(10,503,371)	(30,928,873)

Net assets:
Beginning of period	258,059,095	645,762,006	35,049,205	1,153,745	79,345,282	20,748,049	198,652,045	343,836,287	34,141,312	118,072,167
End of period	$217,207,566	$531,422,802	$31,676,912	$1,114,608	$67,441,297	$16,455,234	$161,317,982	$287,959,094	$23,637,941	$87,143,294

(1) Formerly Franklin Rising Dividends Securities Fund. Change effective May 1, 2014.
(2) Formerly Franklin Income Securities Fund. Change effective May 1, 2014.
(3) Formerly Franklin Large Cap Growth Securities Fund. Change effective May 1, 2014.
(4) Formerly Franklin Global Real Estate Securities Fund. Change effective May 1, 2014.
(5) Formerly Franklin Small-Mid Cap Growth Securities Fund. Change effective May 1, 2014.
(6) Formerly Franklin Small Cap Value Securities Fund. Change effective May 1, 2014.
(7) Formerly Franklin Strategic Income Securities Fund. Change effective May 1, 2014.
(8) Formerly Franklin Templeton Mutual Shares Securities. Change effective May 1, 2014.
(9) Formerly Templeton Developing Markets Securities Fund. Change effective May 1, 2014.
(10) Formerly Templeton Foreign Securities Fund. Change effective May 1, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Franklin Large Cap Value VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Research HLS Fund
	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)(15)	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)

Operations:
Net investment income (loss)	$(764,432)	$267,517	$(300,182)	$58,692	$591,680	$(53,011)	$2,437,061	$(1,101,777)	$201,212	$1,171
Net realized gain (loss) on security transactions	11,184,046	4,828,445	1,637,243	(1,094,072)	143,575	710,373	1,544,505	10,764,364	7,634,415	113,809
Net realized gain distributions	—	6,205,373	2,302,395	3,526,915	—	—	—	20,666,952	12,572,985	11,895
Change in unrealized appreciation (depreciation) during the period	(18,025,861)	(7,441,692)	(3,065,525)	(2,286,830)	(694,896)	588,604	2,405,568	(22,072,421)	(9,095,278)	(107,352)
Net increase (decrease) in net assets resulting from operations	(7,606,247)	3,859,643	573,931	204,705	40,359	1,245,966	6,387,134	8,257,118	11,313,334	19,523

Unit transactions:
Purchases	876,113	673,783	126,645	6,820	173,230	122,973	1,065,016	983,254	679,335	—
Net transfers	(1,099,244)	(2,048,425)	224,678	(8,562,008)	485,428	56,275	3,158,731	(2,272,610)	(4,069,225)	(316,377)
Surrenders for benefit payments and fees	(39,695,349)	(17,971,713)	(3,422,292)	(1,589,870)	(1,736,480)	(2,692,933)	(18,802,197)	(16,983,813)	(13,149,941)	(50,343)
Other transactions	27,038	8,116	2,270	259	(2)	(109)	(1,207)	1,447	802	1
Death benefits	(4,645,738)	(1,339,073)	(211,304)	(93,328)	(381,816)	(187,249)	(1,606,392)	(1,187,902)	(835,103)	(8,082)
Net annuity transactions	425,396	(31,576)	(3,402)	—	(9,319)	(6,210)	331,918	(15,649)	142,976	—
Net increase (decrease) in net assets resulting from unit transactions	(44,111,784)	(20,708,888)	(3,283,405)	(10,238,127)	(1,468,959)	(2,707,253)	(15,854,131)	(19,475,273)	(17,231,156)	(374,801)
Net increase (decrease) in net assets	(51,718,031)	(16,849,245)	(2,709,474)	(10,033,422)	(1,428,600)	(1,461,287)	(9,466,997)	(11,218,155)	(5,917,822)	(355,278)

Net assets:
Beginning of period	215,920,588	104,121,213	17,183,794	10,033,422	18,826,191	18,155,718	154,892,749	156,772,819	110,603,880	355,278
End of period	$164,202,557	$87,271,968	$14,474,320	$—	$17,397,591	$16,694,431	$145,425,752	$145,554,664	$104,686,058	$—

(11) Formerly Templeton Growth Securities Fund. Change effective May 1, 2014.
(12) Formerly Mutual Global Discovery Securities Fund. Change effective May 1, 2014.
(13) Formerly Franklin Flex Cap Growth Securities Fund. Change effective May 1, 2014.
(14) Liquidated as of November 7, 2014.
(15) Formerly Franklin Large Cap Value Securities Fund. Change effective May 1, 2014.
(16) Formerly Templeton Global Bond Securities Fund. Change effective May 1, 2014.
(17) Merged with Hartford Global Growth HLS Fund. Change effective June 23, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford Index HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund
	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account (19)	Sub-Account (20)	Sub-Account	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,901)	$(9,587)	$(113,677)	$(7,761)	$(448,219)	$542,057	$30,096	$41,937	$(7,977)	$(16,130)
Net realized gain (loss) on security transactions	23,212	26,630	1,404,052	154,648	3,144,998	81,442	1,464,145	487,435	156,814	43,024
Net realized gain distributions	10,565	—	139,804	407,860	5,375,880	—	330,992	—	389,444	136,896
Change in unrealized appreciation (depreciation) during the period	(118)	16,194	458,511	(531,968)	(4,169,587)	(514,931)	(1,634,900)	(1,006,408)	(480,977)	(60,095)
Net increase (decrease) in net assets resulting from operations	31,758	33,237	1,888,690	22,779	3,903,072	108,568	190,333	(477,036)	57,304	103,695

Unit transactions:
Purchases	—	51	191,479	1,878	260,603	89,192	13,250	79,700	4,020	—
Net transfers	317	293,229	(379,680)	(1,305,280)	415,342	19,906	(7,561,251)	29,482	(160,887)	3,093
Surrenders for benefit payments and fees	(30,554)	(127,755)	(1,377,117)	(60,902)	(3,132,472)	(839,504)	(266,097)	(916,153)	(233,106)	(77,389)
Other transactions	2	(3)	72	—	137	(17)	(35)	(1)	—	(2)
Death benefits	(15,584)	(9,621)	(201,378)	(5,018)	(348,577)	(102,899)	—	(153,979)	(66,814)	(19,544)
Net annuity transactions	—	(422)	17,623	—	—	—	—	(9,257)	—	(5,666)
Net increase (decrease) in net assets resulting from unit transactions	(45,819)	155,479	(1,749,001)	(1,369,322)	(2,804,967)	(833,322)	(7,814,133)	(970,208)	(456,787)	(99,508)
Net increase (decrease) in net assets	(14,061)	188,716	139,689	(1,346,543)	1,098,105	(724,754)	(7,623,800)	(1,447,244)	(399,483)	4,187

Net assets:
Beginning of period	155,832	691,385	14,667,571	1,346,543	33,470,814	9,349,739	7,623,800	9,647,494	2,486,980	1,127,729
End of period	$141,771	$880,101	$14,807,260	$—	$34,568,919	$8,624,985	$—	$8,200,250	$2,087,497	$1,131,916

(18) Merged with Hartford Global Research HLS Fund. Change effective June 23, 2014.
(19) Merged with Hartford Growth Opportunities HLS Fund. Change effective June 23, 2014.
(20) Merged with Hartford Growth HLS Fund. Change effective June 23, 2014.
(21) Merged with HIMCO VIT Index Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)	Sub-Account (23)	Sub-Account (24)

Operations:
Net investment income (loss)	$(10,122)	$(1,837,960)	$(82,105)	$(23,172)	$(34,157)	$40,346	$1,192	$7,145	$14,154	$148,786
Net realized gain (loss) on security transactions	45,755	72,203	397,930	212,762	406,498	(12,697)	85,559	(648,059)	993,519	(251,392)
Net realized gain distributions	82,100	—	730,185	247,064	—	—	—	4,484,845	1,418,008	1,376,455
Change in unrealized appreciation (depreciation) during the period	(81,737)	58,114	(872,648)	(402,293)	355,627	42,275	87,667	(4,054,879)	(2,097,029)	(176,752)
Net increase (decrease) in net assets resulting from operations	35,996	(1,707,643)	173,362	34,361	727,968	69,924	174,418	(210,948)	328,652	1,097,097

Unit transactions:
Purchases	7,254	364,773	4,307	11,592	3,097	204,938	5,636	109,154	20,242	116,420
Net transfers	29,489	3,122,034	(633,437)	(414,090)	(234,773)	(338,115)	3,563	(13,901,154)	(6,488,597)	(29,210,576)
Surrenders for benefit payments and fees	(47,692)	(34,547,978)	(401,029)	(275,261)	(1,142,960)	(506,211)	(107,496)	(1,410,848)	(523,125)	(2,461,339)
Other transactions	(1)	11,437	260	4	69	3	(2)	3	—	14
Death benefits	—	(2,598,751)	(67,710)	(5,108)	(160,471)	(13,940)	(1,888)	(313,990)	(57,336)	(243,600)
Net annuity transactions	—	140,019	(11,615)	(9,940)	21,023	—	(865)	—	—	(33,118)
Net increase (decrease) in net assets resulting from unit transactions	(10,950)	(33,508,466)	(1,109,224)	(692,803)	(1,514,015)	(653,325)	(101,052)	(15,516,835)	(7,048,816)	(31,832,199)
Net increase (decrease) in net assets	25,046	(35,216,109)	(935,862)	(658,442)	(786,047)	(583,401)	73,366	(15,727,783)	(6,720,164)	(30,735,102)

Net assets:
Beginning of period	607,498	121,724,972	4,973,222	1,951,842	9,363,607	5,890,729	1,855,273	15,727,783	6,720,164	30,735,102
End of period	$632,544	$86,508,863	$4,037,360	$1,293,400	$8,577,560	$5,307,328	$1,928,639	$—	$—	$—

(22) Merged with HIMCO VIT American Funds Asset Allocation Fund. Change effective October 20, 2014.
(23) Merged with HIMCO VIT American Funds Blue Chip Income and Growth Fund. Change effective October 20, 2014.
(24) Merged with HIMCO VIT American Funds Bond Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund	Hartford Portfolio Diversifier HLS Fund	Huntington VA Income Equity Fund
	Sub-Account (25)	Sub-Account (26)	Sub-Account (27)	Sub-Account (28)	Sub-Account (29)	Sub-Account (30)	Sub-Account (31)	Sub-Account (32)	Sub-Account (33)	Sub-Account (34)

Operations:
Net investment income (loss)	$(39,531)	$209,363	$(12,386)	$(90,999)	$(278,446)	$(55,368)	$(19,831)	$(22,857)	$(43,824)	$244,543
Net realized gain (loss) on security transactions	(269,789)	(1,413,313)	(476,509)	(428,211)	4,362,729	3,462,071	(388,727)	(1,923,938)	(7,853,383)	469,368
Net realized gain distributions	279,312	4,638,807	1,374,743	1,891,928	19,585,010	9,807,500	7,762,627	2,176,283	—	114,279
Change in unrealized appreciation (depreciation) during the period	111,419	(3,652,683)	(1,061,807)	(1,864,051)	(24,439,029)	(12,748,117)	(9,870,780)	(679,971)	7,751,202	(596,764)
Net increase (decrease) in net assets resulting from operations	81,411	(217,826)	(175,959)	(491,333)	(769,736)	466,086	(2,516,711)	(450,483)	(146,005)	231,426

Unit transactions:
Purchases	109,711	24,258	2,697	15,884	265,116	62,284	208,917	4,712	240,800	13,857
Net transfers	(3,119,982)	(10,194,390)	(2,771,618)	(8,204,196)	(55,478,555)	(30,886,019)	(33,695,691)	(5,829,791)	(45,442,051)	(4,111,513)
Surrenders for benefit payments and fees	(184,559)	(1,018,190)	(263,255)	(761,447)	(4,762,471)	(2,892,468)	(2,808,771)	(598,761)	(2,531,965)	(469,966)
Other transactions	2	—	15	36	236	285	(83)	2	(1)	—
Death benefits	(97,917)	(210,834)	(57,081)	(54,883)	(514,676)	(516,642)	(289,010)	(56,315)	(289,142)	—
Net annuity transactions	—	—	(27,444)	(29,634)	(75,660)	(31,962)	(23,600)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,292,745)	(11,399,156)	(3,116,686)	(9,034,240)	(60,566,010)	(34,264,522)	(36,608,238)	(6,480,153)	(48,022,359)	(4,567,622)
Net increase (decrease) in net assets	(3,211,334)	(11,616,982)	(3,292,645)	(9,525,573)	(61,335,746)	(33,798,436)	(39,124,949)	(6,930,636)	(48,168,364)	(4,336,196)

Net assets:
Beginning of period	3,211,334	11,616,982	3,292,645	9,525,573	61,335,746	33,798,436	39,124,949	6,930,636	48,168,364	4,336,196
End of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(25) Merged with HIMCO VIT American Funds Global Bond Fund. Change effective October 20, 2014.
(26) Merged with HIMCO VIT American Funds Global Growth and Income Fund. Change effective October 20, 2014.
(27) Merged with HIMCO VIT American Funds Global Growth Fund. Change effective October 20, 2014.
(28) Merged with HIMCO VIT American Funds Global Small Capitalization Fund. Change effective October 20, 2014.
(29) Merged with HIMCO VIT American Funds Growth Fund. Change effective October 20, 2014.
(30) Merged with HIMCO VIT American Funds Growth-Income Fund. Change effective October 20, 2014.
(31) Merged with HIMCO VIT American Funds International Fund. Change effective October 20, 2014.
(32) Merged with HIMCO VIT American Funds New World Fund. Change effective October 20, 2014.
(33) Merged with HIMCO VIT Portfolio Diversifier Fund. Change effective October 20, 2014.
(34) Merged with Huntington VA Dividend Capture Fund. Change effective June 23, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Mid Corp America Fund	Huntington VA Rotating Markets Fund	Huntington VA International Equity Fund	Huntington VA Mortgage Securities Fund	Huntington VA Situs Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund
	Sub-Account (35)	Sub-Account (36)	Sub-Account (37)	Sub-Account (38)	Sub-Account	Sub-Account (39)	Sub-Account (40)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$262,577	$(8,508)	$6,287	$(4,775)	$20,198	$71,962	$(87,425)	$(5,660)	$557	$384,043
Net realized gain (loss) on security transactions	387,631	(1,088,741)	(1,801,870)	(236,979)	288,183	(74,865)	980,548	43,342	84,017	368,620
Net realized gain distributions	—	1,636,586	3,496,420	384,022	—	49,417	252,176	308,220	664,914	332,464
Change in unrealized appreciation (depreciation) during the period	49,529	(605,061)	(1,596,135)	(161,531)	(610,556)	(30,490)	(1,563,579)	(234,326)	(283,061)	(709,859)
Net increase (decrease) in net assets resulting from operations	699,737	(65,724)	104,702	(19,263)	(302,175)	16,024	(418,280)	111,576	466,427	375,268

Unit transactions:
Purchases	107,381	3,277	42,212	146	35,783	6,702	80,405	958	8,013	100,738
Net transfers	1,797,129	(2,313,965)	(6,884,793)	(1,354,010)	(497,860)	(2,618,295)	4,387,858	(62,621)	808,629	310,392
Surrenders for benefit payments and fees	(3,322,134)	(221,358)	(629,480)	(125,099)	(1,416,540)	(155,000)	(2,637,621)	(97,612)	(1,817,807)	(1,826,066)
Other transactions	21,161	5	1,319	1	3,989	12	24,539	1	1	(2)
Death benefits	(117,917)	—	(4,192)	—	(52,921)	(142)	(107,140)	—	—	(129,142)
Net annuity transactions	—	—	—	—	—	—	—	—	—	(1,817)
Net increase (decrease) in net assets resulting from unit transactions	(1,514,380)	(2,532,041)	(7,474,934)	(1,478,962)	(1,927,549)	(2,766,723)	1,748,041	(159,274)	(1,001,164)	(1,545,897)
Net increase (decrease) in net assets	(814,643)	(2,597,765)	(7,370,232)	(1,498,225)	(2,229,724)	(2,750,699)	1,329,761	(47,698)	(534,737)	(1,170,629)

Net assets:
Beginning of period	9,743,486	2,597,765	7,370,232	1,498,225	5,288,743	2,750,699	6,269,556	1,788,586	5,644,241	13,507,408
End of period	$8,928,843	$—	$—	$—	$3,059,019	$—	$7,599,317	$1,740,888	$5,109,504	$12,336,779

(35) Merged with Huntington VA Income Equity Fund. Change effective June 23, 2014.
(36) Liquidated as of May 16, 2014.
(37) Merged with Huntington VA Situs Fund. Change effective June 23, 2014.
(38) Liquidated as of May 16, 2014.
(39) Liquidated as of May 16, 2014.
(40) Merged with Huntington VA Mid Corp America Fund. Change effective June 23, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(40,822)	$(61,918)	$(507,614)	$(78,327)	$(113,754)	$(663,856)	$(374,480)	$(917,694)	$55,939	$(217,422)
Net realized gain (loss) on security transactions	259,730	415,171	2,978,082	797,145	793,285	9,000,194	1,383,215	3,983,039	11,973,056	7,867,942
Net realized gain distributions	—	—	2,047,612	67,529	472,189	5,528,560	2,083,659	9,707,876	6,183,476	2,588,046
Change in unrealized appreciation (depreciation) during the period	(51,068)	162,709	(2,435,550)	(660,019)	(401,501)	(7,664,171)	(1,838,097)	(17,952,519)	(2,605,408)	(3,313,606)
Net increase (decrease) in net assets resulting from operations	167,840	515,962	2,082,530	126,328	750,219	6,200,727	1,254,297	(5,179,298)	15,607,063	6,924,960

Unit transactions:
Purchases	700	4,947	85,042	63,293	5,548	301,927	117,812	143,682	891,578	665,593
Net transfers	465,987	487,453	124,512	(577,472)	336,384	(4,183,592)	(572,191)	(1,709,755)	(5,599,728)	(4,830,885)
Surrenders for benefit payments and fees	(2,275,796)	(957,362)	(7,733,781)	(1,339,959)	(1,831,961)	(15,549,416)	(2,736,012)	(10,268,952)	(50,884,132)	(14,791,218)
Other transactions	—	(36)	43,939	87	12	7,155	1,861	2,347	41,072	35,977
Death benefits	(54,634)	(92,906)	(371,785)	(53,938)	(129,947)	(1,534,005)	(314,936)	(810,914)	(5,573,849)	(1,313,243)
Net annuity transactions	—	(8,946)	(8,272)	24,911	1,521	139,701	6,173	99,519	375,888	19,595
Net increase (decrease) in net assets resulting from unit transactions	(1,863,743)	(566,850)	(7,860,345)	(1,883,078)	(1,618,443)	(20,818,230)	(3,497,293)	(12,544,073)	(60,749,171)	(20,214,181)
Net increase (decrease) in net assets	(1,695,903)	(50,888)	(5,777,815)	(1,756,750)	(868,224)	(14,617,503)	(2,242,996)	(17,723,371)	(45,142,108)	(13,289,221)

Net assets:
Beginning of period	4,816,754	6,010,093	35,800,328	8,069,294	9,207,380	84,388,804	21,488,201	61,957,861	268,989,737	96,244,644
End of period	$3,120,851	$5,959,205	$30,022,513	$6,312,544	$8,339,156	$69,771,301	$19,245,205	$44,234,490	$223,847,629	$82,955,423

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	MFS® Research Bond Fund	MFS® Research International Fund	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,341,869	$(31,808)	$(54,535)	$1,700,398	$4,506	$(397)	$(6,794)	$5,664	$306	$(5,126)
Net realized gain (loss) on security transactions	2,181,785	74,208	476,093	484,569	507	262	21,145	68,918	56	5,742
Net realized gain distributions	—	—	372,595	—	24,553	1,576	59,657	43,290	—	19,476
Change in unrealized appreciation (depreciation) during the period	1,286,135	(1,405,369)	(393,817)	(1,488,611)	(27,207)	(3,708)	(24,819)	(65,716)	1,528	(8,752)
Net increase (decrease) in net assets resulting from operations	4,809,789	(1,362,969)	400,336	696,356	2,359	(2,267)	49,189	52,156	1,890	11,340

Unit transactions:
Purchases	591,383	64,433	10,398	224,185	—	—	—	54,299	12,412	—
Net transfers	4,541,357	1,130,605	656,745	(1,068,155)	64,565	5,559	(20,139)	(294,249)	—	(10,298)
Net interfund transfers due to corporate actions
Surrenders for benefit payments and fees	(28,356,421)	(2,830,987)	(1,002,261)	(10,199,123)	(4,267)	(1,645)	(6,775)	(66,821)	(712)	(8,852)
Other transactions	254,024	366	495	5,720	3	—	—	33	—	1
Death benefits	(1,366,239)	(244,467)	(34,912)	(1,221,028)	—	—	—	(18,390)	—	(14,097)
Net annuity transactions	23,085	2,561	—	113,631	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(24,312,811)	(1,877,489)	(369,535)	(12,144,770)	60,301	3,914	(26,914)	(325,128)	11,700	(33,246)
Net increase (decrease) in net assets	(19,503,022)	(3,240,458)	30,801	(11,448,414)	62,660	1,647	22,275	(272,972)	13,590	(21,906)

Net assets:
Beginning of period	123,654,533	17,694,078	5,542,668	54,331,348	227,327	34,025	439,153	1,005,774	31,013	275,252
End of period	$104,151,511	$14,453,620	$5,573,469	$42,882,934	$289,987	$35,672	$461,428	$732,802	$44,603	$253,346

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio — Marsico International Opportunities Fund	Columbia Variable Portfolio — Marsico Focused Equities Fund	Columbia Variable Portfolio — Asset Allocation Fund	Columbia Variable Portfolio — Marsico Growth Fund	Columbia Variable Portfolio — Marsico 21st Century Fund	Columbia Variable Portfolio — Dividend Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(35,851)	$(12,217)	$(3,046)	$(5,166)	$(166,138)	$(127,176)	$19,148	$(125,334)	$(40,809)	$(206,909)
Net realized gain (loss) on security transactions	218,578	116,852	8,382	43,315	571,069	562,502	(16,238)	758,764	254,707	482,229
Net realized gain distributions	317,982	73,969	15,199	96,506	—	1,220,517	78,306	961,724	83,857	—
Change in unrealized appreciation (depreciation) during the period	(536,687)	(119,033)	(29,783)	(90,107)	(1,010,440)	(925,412)	170,306	(1,158,828)	(166,751)	456,496
Net increase (decrease) in net assets resulting from operations	(35,978)	59,571	(9,248)	44,548	(605,509)	730,431	251,522	436,326	131,004	731,816

Unit transactions:
Purchases	10,414	3,070	—	—	15,849	2,904	—	29,299	12,500	26,202
Net transfers	(15,984)	(147,997)	(117,501)	(286,093)	326,805	(343,449)	(52,456)	(243,377)	(191,518)	(154,776)
Surrenders for benefit payments and fees	(244,906)	(92,017)	(5,427)	(63,790)	(1,424,611)	(1,806,951)	(448,463)	(993,937)	(223,951)	(1,290,946)
Other transactions	—	—	—	69	(659)	17	69	(2,011)	—	(20)
Death benefits	(9,128)	(893)	—	(17,294)	(81,354)	(21,370)	(192,596)	(143,004)	(59,409)	(57,841)
Net annuity transactions	(17,589)	—	—	—	18,717	68,631	(5,090)	3,778	9,731	42,009
Net increase (decrease) in net assets resulting from unit transactions	(277,193)	(237,837)	(122,928)	(367,108)	(1,145,253)	(2,100,218)	(698,536)	(1,349,252)	(452,647)	(1,435,372)
Net increase (decrease) in net assets	(313,171)	(178,266)	(132,176)	(322,560)	(1,750,762)	(1,369,787)	(447,014)	(912,926)	(321,643)	(703,556)

Net assets:
Beginning of period	2,321,328	1,067,146	283,325	919,749	8,926,475	8,678,906	3,713,728	7,084,761	2,218,996	10,069,242
End of period	$2,008,157	$888,880	$151,149	$597,189	$7,175,713	$7,309,119	$3,266,714	$6,171,835	$1,897,353	$9,365,686

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Columbia Variable Portfolio — Income Opportunities Fund	Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(173,218)	$(198,284)	$(10,008)	$(52,118)	$(9,326)	$(56,643)	$(1,170)	$1,224,733	$8,923	$(508)
Net realized gain (loss) on security transactions	(98,972)	358,628	25,854	398,338	268,056	695,478	14,599	212,923	112,475	4,361
Net realized gain distributions	—	—	16,976	319,142	21,534	829,334	10,342	—	37,567	—
Change in unrealized appreciation (depreciation) during the period	453,006	293,324	65,154	(634,978)	(205,275)	(893,024)	(1,500)	(1,607,025)	(114,282)	(28,302)
Net increase (decrease) in net assets resulting from operations	180,816	453,668	97,976	30,384	74,989	575,145	22,271	(169,369)	44,683	(24,449)

Unit transactions:
Purchases	27,704	29,584	49	20,175	6,837	40,654	3,774	170,086	500	—
Net transfers	(80,886)	(280,467)	337,776	(43,368)	(224,429)	(373,579)	132,105	(205,208)	(263,606)	2,022
Surrenders for benefit payments and fees	(1,425,073)	(1,153,424)	(84,061)	(520,876)	(360,003)	(573,944)	(74,095)	(2,680,097)	(302,907)	(22,847)
Other transactions	(167)	(1,793)	2	10	—	(5)	—	(10)	—	—
Death benefits	(192,301)	(96,284)	—	(120,407)	(2,034)	(65,328)	—	(210,729)	—	(725)
Net annuity transactions	62,628	33,704	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,608,095)	(1,468,680)	253,766	(664,466)	(579,629)	(972,202)	61,784	(2,925,958)	(566,013)	(21,550)
Net increase (decrease) in net assets	(1,427,279)	(1,015,012)	351,742	(634,082)	(504,640)	(397,057)	84,055	(3,095,327)	(521,330)	(45,999)

Net assets:
Beginning of period	9,087,876	9,966,805	697,834	7,345,651	1,276,256	6,526,667	251,413	20,076,797	996,265	244,253
End of period	$7,660,597	$8,951,793	$1,049,576	$6,711,569	$771,616	$6,129,610	$335,468	$16,981,470	$474,935	$198,254

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	JPMorgan Insurance Trust Equity Index Portfolio	JPMorgan Insurance Trust Intrepid Growth Portfolio	JPMorgan Insurance Trust Mid Cap Growth Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (41)	Sub-Account (42)	Sub-Account (43)	Sub-Account

Operations:
Net investment income (loss)	$(3,911)	$(13,839)	$1,718	$1,454,609	$(42,682)	$(83,447)	$79,614	$(23,403)	$(118,662)	$(45,354)
Net realized gain (loss) on security transactions	24,894	425,008	200,991	157,301	842,025	575,346	7,964,304	1,682,384	484,928	(226,716)
Net realized gain distributions	—	287,883	48,441	—	—	1,164,743	2,037,475	—	2,355,205	299,406
Change in unrealized appreciation (depreciation) during the period	(61,473)	(713,399)	(21,156)	408,044	(59,652)	(549,551)	(7,699,295)	(1,225,556)	(2,106,137)	634,761
Net increase (decrease) in net assets resulting from operations	(40,490)	(14,347)	229,994	2,019,954	739,691	1,107,091	2,382,098	433,425	615,334	662,097

Unit transactions:
Purchases	—	14	16,009	172,275	56,587	12,415	153,136	1,401	38,609	33,276
Net transfers	19,731	(692,470)	(49,914)	834,155	384,723	(220,702)	(25,584,369)	(3,650,049)	(7,313,440)	(91,467)
Surrenders for benefit payments and fees	(134,614)	(1,459,353)	(198,959)	(12,931,776)	(1,494,975)	(1,888,840)	(4,715,361)	(441,017)	(1,818,079)	(1,411,883)
Other transactions	—	—	3	(266)	656	431	698	51	215	106
Death benefits	—	—	(28,717)	(1,570,991)	(183,938)	(156,645)	(798,824)	(36,000)	(134,059)	(115,351)
Net annuity transactions	—	—	—	194,287	22,882	—	(2,280)	(2)	(1,009)	22,166
Net increase (decrease) in net assets resulting from unit transactions	(114,883)	(2,151,809)	(261,578)	(13,302,316)	(1,214,065)	(2,253,341)	(30,947,000)	(4,125,616)	(9,227,763)	(1,563,153)
Net increase (decrease) in net assets	(155,373)	(2,166,156)	(31,584)	(11,282,362)	(474,374)	(1,146,250)	(28,564,902)	(3,692,191)	(8,612,429)	(901,056)

Net assets:
Beginning of period	576,510	2,440,595	2,471,029	65,170,524	7,175,293	9,333,904	28,564,902	3,692,191	8,612,429	6,014,616
End of period	$421,137	$274,439	$2,439,445	$53,888,162	$6,700,919	$8,187,654	$—	$—	$—	$5,113,560

(41) Liquidated as of December 12, 2014.
(42) Liquidated as of December 12, 2014.
(43) Liquidated as of December 12, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO EqS Pathfinder Fund®	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Equity Income Portfolio	ClearBridge Variable All Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (44)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (45)

Operations:
Net investment income (loss)	$225	$7,534	$(4,377)	$152	$(1,921)	$(2,782)	$(1,123)	$(233)	$757	$118,900
Net realized gain (loss) on security transactions	237	102	53,639	(44)	31,244	9,359	4,688	(1,040)	592	(432,960)
Net realized gain distributions	—	—	8,147	—	—	—	—	—	—	388,530
Change in unrealized appreciation (depreciation) during the period	12,661	(7,920)	(54,778)	367	(21,704)	5,165	1,736	132	4,446	(27,687)
Net increase (decrease) in net assets resulting from operations	13,123	(284)	2,631	475	7,619	11,742	5,301	(1,141)	5,795	46,783

Unit transactions:
Purchases	—	—	—	—	—	—	—	—	—	—
Net transfers	106,637	1,850	(218,543)	2,647	(36,093)	(2,811)	—	—	49,191	(583,053)
Surrenders for benefit payments and fees	(861)	(2,863)	(55,520)	(889)	(30,667)	(15,970)	(13,185)	(373)	(18,874)	(73,448)
Other transactions	1	—	5	—	—	(4)	—	—	—	1
Death benefits	—	—	(15,424)	—	—	(3,898)	—	—	—	—
Net annuity transactions	—	—	—	—	—	(9,492)	(1,783)	—	—	(48,937)
Net increase (decrease) in net assets resulting from unit transactions	105,777	(1,013)	(289,482)	1,758	(66,760)	(32,175)	(14,968)	(373)	30,317	(705,437)
Net increase (decrease) in net assets	118,900	(1,297)	(286,851)	2,233	(59,141)	(20,433)	(9,667)	(1,514)	36,112	(658,654)

Net assets:
Beginning of period	63,117	166,670	799,977	12,126	144,028	171,440	73,096	15,201	43,742	658,654
End of period	$182,017	$165,373	$513,126	$14,359	$84,887	$151,007	$63,429	$13,687	$79,854	$—

(44) Formerly PIMCO Global Multi-Asset Fund. Change effective April 30, 2014.
(45) Merged with ClearBridge Variable Large Cap Value Portfolio. Change effective December 5, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo Advantage VT Index Asset Allocation Fund	Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Advantage VT International Equity Fund
	Sub-Account	Sub-Account (46)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,768	$10,846	$(1,856)	$(3,865)	$(400,467)	$(77,290)	$(75)	$2	$(236)	$18,711
Net realized gain (loss) on security transactions	880	13,879	147,731	34,742	1,943,401	433,706	240	1	6,140	5,965
Net realized gain distributions	—	51,180	185,291	—	—	—	—	—	—	33,653
Change in unrealized appreciation (depreciation) during the period	(4,339)	(59,118)	(192,988)	(3,278)	(280,577)	(184,814)	3,341	706	(3,323)	(158,695)
Net increase (decrease) in net assets resulting from operations	(691)	16,787	138,178	27,599	1,262,357	171,602	3,506	709	2,581	(100,366)

Unit transactions:
Purchases	—	—	192	—	148,860	67,773	120	120	—	1,667
Net transfers	800	585,319	(8,225)	(413)	534,411	472,158	—	—	(951)	47,563
Surrenders for benefit payments and fees	(12,072)	(38,156)	(269,037)	(145,029)	(4,898,655)	(1,068,838)	(864)	(49)	(13,325)	(202,151)
Other transactions	—	—	3	—	1,675	1,178	—	1	—	7
Death benefits	—	—	(24,236)	—	(294,820)	(4,554)	—	—	—	(29,097)
Net annuity transactions	—	43,187	—	—	7,169	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(11,272)	590,350	(301,303)	(145,442)	(4,501,360)	(532,283)	(744)	72	(14,276)	(182,011)
Net increase (decrease) in net assets	(11,963)	607,137	(163,125)	(117,843)	(3,239,003)	(360,681)	2,762	781	(11,695)	(282,377)

Net assets:
Beginning of period	59,494	240,740	1,807,129	461,999	23,661,515	4,006,422	22,832	16,990	36,566	1,533,961
End of period	$47,531	$847,877	$1,644,004	$344,156	$20,422,512	$3,645,741	$25,594	$17,771	$24,871	$1,251,584

(46) Merged with ClearBridge Variable All Cap Value Portfolio. Change effective December 5, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Wells Fargo Advantage VT Small Cap Growth Fund	Wells Fargo Advantage VT Discovery Fund	Wells Fargo Advantage VT Small Cap Value Fund	Wells Fargo Advantage VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (47)(48)	Sub-Account (49)(50)	Sub-Account (51)(52)	Sub-Account (53)(54)	Sub-Account (55)(56)	Sub-Account (57)(58)

Operations:
Net investment income (loss)	$(27,539)	$(95)	$(126,415)	$(121,914)	$(16,932)	$(394)	$(50,361)	$(27,047)	$(90,514)	$(10,474)
Net realized gain (loss) on security transactions	182,356	59	861,796	666,794	31,397	(21,788)	7,458	15,499	(1,630)	(2,683)
Net realized gain distributions	149,069	906	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(377,339)	(944)	(335,699)	285,034	659,972	(1,121,967)	688,151	570,594	30,807	(82,730)
Net increase (decrease) in net assets resulting from operations	(73,453)	(74)	399,682	829,914	674,437	(1,144,149)	645,248	559,046	(61,337)	(95,887)

Unit transactions:
Purchases	544	—	46,221	75,435	—	3,054	66,178	47,500	33,141	4,234
Net transfers	122,096	—	136,947	(363,544)	7,589,873	47,571,137	13,681,439	7,773,280	29,382,164	3,249,132
Surrenders for benefit payments and fees	(526,520)	(52)	(1,631,469)	(869,037)	(30,892)	(422,209)	(136,763)	(137,795)	(477,575)	(28,432)
Other transactions	(27)	1	146	6	1	(25)	(6)	(2)	14	—
Death benefits	(36,617)	—	(230,686)	(120,739)	—	(36,654)	(11,109)	(839)	(63,636)	(4,321)
Net annuity transactions	(634)	—	(457)	—	—	—	—	36,497	30,052	—
Net increase (decrease) in net assets resulting from unit transactions	(441,158)	(51)	(1,679,298)	(1,277,879)	7,558,982	47,115,303	13,599,739	7,718,641	28,904,160	3,220,613
Net increase (decrease) in net assets	(514,611)	(125)	(1,279,616)	(447,965)	8,233,419	45,971,154	14,244,987	8,277,687	28,842,823	3,124,726

Net assets:
Beginning of period	1,790,728	7,313	11,361,676	10,026,795	—	—	—	—	—	—
End of period	$1,276,117	$7,188	$10,082,060	$9,578,830	$8,233,419	$45,971,154	$14,244,987	$8,277,687	$28,842,823	$3,124,726

(47) Funded as of October 17, 2014.
(48) Merged with Hartford Index HLS Fund. Change effective October 20, 2014.
(49) Merged with Hartford Portfolio Diversifier HLS Fund. Change effective October 20, 2014.
(50) Funded as of October 17, 2014.
(51) Merged with American Funds Asset Allocation HLS Fund. Change effective October 20, 2014.
(52) Funded as of October 17, 2014.
(53) Merged with American Funds Blue Chip Income and Growth HLS Fund. Change effective October 20, 2014.
(54) Funded as of October 17, 2014.
(55) Merged with American Funds Bond HLS Fund. Change effective October 20, 2014.
(56) Funded as of October 17, 2014.
(57) Merged with American Funds Global Bond HLS Fund. Change effective October 20, 2014.
(58) Funded as of October 17, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Period Ended December 31, 2014

	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund
	Sub-Account (59)(60)	Sub-Account (61)(62)	Sub-Account (63)(64)	Sub-Account (65)(66)	Sub-Account (67)(68)	Sub-Account (69)(70)	Sub-Account (71)(72)

Operations:
Net investment income (loss)	$(36,723)	$(9,425)	$(28,972)	$(181,780)	$(96,341)	$(112,489)	$(20,780)
Net realized gain (loss) on security transactions	18,617	6,941	7,566	83,845	63,082	28,397	3,775
Net realized gain distributions	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	666,042	182,618	541,648	4,635,217	2,188,798	1,043,223	(138,679)
Net increase (decrease) in net assets resulting from operations	647,936	180,134	520,242	4,537,282	2,155,539	959,131	(155,684)

Unit transactions:
Purchases	70,525	362	5,464	81,895	27,833	35,539	2
Net transfers	10,576,924	2,713,532	8,407,722	54,491,248	29,239,964	35,401,615	5,808,306
Surrenders for benefit payments and fees	(274,727)	(50,510)	(104,099)	(729,232)	(533,579)	(422,767)	(86,697)
Other transactions	(6)	(4)	(39)	99	(88)	101	—
Death benefits	(42,758)	(32,852)	—	(112,627)	(50,510)	(64,683)	(12,337)
Net annuity transactions	—	7,625	17,113	162,751	144,788	20,653	—
Net increase (decrease) in net assets resulting from unit transactions	10,329,958	2,638,153	8,326,161	53,894,134	28,828,408	34,970,458	5,709,274
Net increase (decrease) in net assets	10,977,894	2,818,287	8,846,403	58,431,416	30,983,947	35,929,589	5,553,590

Net assets:
Beginning of period	—	—	—	—	—	—	—
End of period	$10,977,894	$2,818,287	$8,846,403	$58,431,416	$30,983,947	$35,929,589	$5,553,590

(59) Merged with American Funds Global Growth and Income HLS Fund. Change effective October 20, 2014.
(60) Funded as of October 17, 2014.
(61) Merged with American Funds Global Growth HLS Fund. Change effective October 20, 2014.
(62) Funded as of October 17, 2014.
(63) Merged with American Funds Global Small Capitalization HLS Fund. Change effective October 20, 2014.
(64) Funded as of October 17, 2014.
(65) Merged with American Funds Growth HLS Fund. Change effective October 20, 2014.
(66) Funded as of October 17, 2014.
(67) Merged with American Funds Growth-Income HLS Fund. Change effective October 20, 2014.
(68) Funded as of October 17, 2014.
(69) Merged with American Funds International HLS Fund. Change effective October 20, 2014.
(70) Funded as of October 17, 2014.
(71) Merged with American Funds New World HLS Fund. Change effective October 20, 2014.
(72) Funded as of October 17, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Notes to Financial Statements
December 31, 2015

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:
American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio (Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio), AB VPS International Value Portfolio (Formerly AllianceBernstein VPS International Value Portfolio), AB VPS Small/Mid Cap Value Portfolio (Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio), AB VPS Value Portfolio (Formerly AllianceBernstein VPS Value Portfolio), AB VPS International Growth Portfolio (Formerly AllianceBernstein VPS International Growth Portfolio), Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Sterling Capital Equity Income VIF*, Sterling Capital Special Opportunities VIF*, Sterling Capital Total Return Bond VIF*, Columbia Variable Portfolio — Small Company Growth Fund, Wells Fargo VT Omega Growth Fund (Formerly Wells Fargo Advantage VT Omega Growth Fund), Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Huntington VA Dividend Capture Fund, Huntington VA International Equity Fund*, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Core Equity Fund (Merged with MFS® Core Equity Portfolio), MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Growth Stock Fund (Merged with MFS® Massachusetts Investors Growth Stock Portfolio), MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series (Formerly MFS® Research Bond Fund), MFS® Research International Fund (Merged with MFS® Research International Portfolio), MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income Portfolio, UIF Growth Portfolio, UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio - International Opportunities Fund (Formerly Columbia Variable Portfolio — Marsico International Opportunities Fund), Columbia Variable Portfolio - Large Cap Growth Fund III (Formerly Columbia Variable Portfolio — Marsico Focused Equities Fund), Columbia Variable Portfolio — Asset Allocation Fund, Variable Portfolio - Loomis Sayles Growth Fund II (Formerly Columbia Variable Portfolio — Marsico Growth Fund), Columbia Variable Portfolio - Large Cap Growth Fund II (Formerly Columbia Variable Portfolio — Marsico 21st Century Fund), Columbia Variable Portfolio — Dividend Opportunity Fund, Columbia Variable Portfolio — Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund (Formerly Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO Global Dividend Portfolio (Formerly PIMCO EqS Pathfinder Fund®), PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Prudential SP International Growth Portfolio, ClearBridge Variable Dividend Strategy Portfolio (Formerly ClearBridge Variable Equity Income Portfolio), Western Asset Variable Global High Yield Bond Portfolio, ClearBridge Variable Large Cap Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund (Formerly Wells Fargo Advantage VT Index Asset Allocation Fund), Wells Fargo VT Total Return Bond Fund (Formerly Wells Fargo Advantage VT Total Return Bond Fund), Wells Fargo VT Intrinsic Value Fund (Formerly Wells Fargo Advantage VT Intrinsic Value Fund), Wells Fargo VT International Equity Fund (Formerly Wells Fargo Advantage VT International Equity Fund), Wells Fargo VT Small Cap Growth Fund (Formerly Wells Fargo Advantage VT Small Cap Growth Fund), Wells Fargo VT Discovery Fund (Formerly Wells Fargo Advantage VT Discovery Fund), Wells Fargo VT Small Cap Value Fund (Formerly Wells Fargo Advantage VT Small Cap Value Fund), Wells Fargo VT Opportunity Fund (Formerly Wells Fargo Advantage VT Opportunity Fund), HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, HIMCO VIT American Funds New World Fund, MFS® Core Equity Portfolio (Merged with MFS® Core Equity Fund), MFS® Massachusetts Investors Growth Stock Portfolio (Merged with MFS® Investors Growth Stock Fund), and MFS® Research International Portfolio (Merged with MFS® Research International Fund).
* During 2015, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. For 2015, these transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets. For 2014, the following transfers due to fund mergers are included in net transfers on the statements of changes in net assets:

Surviving Sub-Account	Assets Received
Hartford Global Growth HLS Fund	$325,373
Hartford Growth Opportunities HLS Fund	$1,368,074
HIMCO VIT Index Fund	$7,293,402
HIMCO VIT American Funds Asset Allocation Fund	$13,419,514
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$7,495,428
HIMCO VIT American Funds Bond Fund	$29,310,756
HIMCO VIT American Funds Global Bond Fund	$3,318,941
HIMCO VIT American Funds Global Growth and Income Fund	$10,507,954
HIMCO VIT American Funds Global Growth Fund	$2,727,715
HIMCO VIT American Funds Global Small Capitalization Fund	$8,402,377
HIMCO VIT American Funds Growth Fund	$54,562,433
HIMCO VIT American Funds Growth-Income Fund	$29,347,791
HIMCO VIT American Funds International Fund	$35,295,608
HIMCO VIT American Funds New World Fund	$5,832,397
HIMCO VIT Portfolio Diversifier Fund	$46,827,727
Huntington VA Dividend Capture Fund	$3,553,308
Huntington VA Situs Fund	$5,478,338
ClearBridge Variable Large Cap Value Portfolio	$628,868

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2014 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2015 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2015 and 2014.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2015. The 2012 through 2015 tax years generally remain subject to examination by U.S. Federal and most state tax authorities.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges -

The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%
MAV Plus Charge maximum of 0.30%
Maximum Anniversary Value III Charge maximum of 1.50%
Liquidity Feature Charge maximum of 0.50%
MAV V Charge maximum of 1.50%
MAV IV Charge maximum of 1.50%
Legacy Lock Charge maximum of 1.50%
Daily Lock Charge maximum of 2.50%
Safety Plus Charge maximum of 2.50%
Future 5 Charge maximum of 2.50%
Future 6 Charge maximum of 2.50%
Maximum Daily Value Charge maximum of 1.50%
Return of Premium IV Charge maximum of 0.75%
Return of Premium V Charge maximum of 0.75%
Return of Premium III Charge maximum of 0.75%
Return of Premium Death Benefit Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven or eight years (based upon contract terms) after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.11% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$371,727	$539,042
American Century VP Growth Fund	$11,832	$12,852
AB VPS Balanced Wealth Strategy Portfolio+	$1,096,856	$1,287,500
AB VPS International Value Portfolio+	$1,130,930	$1,857,238
AB VPS Small/Mid Cap Value Portfolio+	$428,447	$439,743
AB VPS Value Portfolio+	$18,073	$157,569
AB VPS International Growth Portfolio+	$57,194	$163,345
Invesco V.I. Value Opportunities Fund	$2,807,440	$4,453,745
Invesco V.I. Core Equity Fund	$6,799,510	$9,984,317
Invesco V.I. Government Securities Fund	$11,008,748	$40,180,325
Invesco V.I. High Yield Fund	$63,166	$227,485
Invesco V.I. International Growth Fund	$4,456,589	$13,676,194
Invesco V.I. Mid Cap Core Equity Fund	$5,384,193	$10,498,451
Invesco V.I. Small Cap Equity Fund	$8,243,041	$9,627,993
Invesco V.I. Balanced Risk Allocation Fund	$481,047	$922,135
Invesco V.I. Diversified Dividend Fund	$113	$630
Invesco V.I. Money Market Fund	$63,559,510	$68,897,794
American Century VP Mid Cap Value Fund	$25,839	$8,530
American Funds Global Bond Fund	$3,016,419	$12,166,253
American Funds Global Growth and Income Fund	$3,483,393	$14,134,914
American Funds Asset Allocation Fund	$22,621,492	$45,255,513
American Funds Blue Chip Income and Growth Fund	$16,362,227	$26,727,060
American Funds Bond Fund	$13,131,291	$44,573,943
American Funds Global Growth Fund	$13,016,184	$14,293,701
American Funds Growth Fund	$105,279,989	$111,833,152
American Funds Growth-Income Fund	$71,558,763	$102,204,899
American Funds International Fund	$12,568,860	$27,928,101
American Funds New World Fund	$4,243,072	$11,923,032
American Funds Global Small Capitalization Fund	$6,990,549	$12,610,177
Sterling Capital Equity Income VIF+	$44	$32,546
Sterling Capital Special Opportunities VIF+	$497,937	$2,622,780
Sterling Capital Total Return Bond VIF+	$42,166	$723,197
Columbia Variable Portfolio — Small Company Growth Fund	$538,916	$1,240,790
Wells Fargo VT Omega Growth Fund+	$219,819	$150,749
Fidelity® VIP Growth Portfolio	$872,659	$1,225,705
Fidelity® VIP Contrafund® Portfolio	$3,814,170	$6,032,996
Fidelity® VIP Mid Cap Portfolio	$2,855,785	$3,519,070
Fidelity® VIP Value Strategies Portfolio	$13,418	$136,829
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$234,446	$383,112
Fidelity® VIP Strategic Income Portfolio	$12,792	$12,195
Franklin Rising Dividends VIP Fund	$29,218,266	$52,592,101
Franklin Income VIP Fund	$30,219,040	$121,228,126
Franklin Large Cap Growth VIP Fund	$12,290,102	$10,056,500
Franklin Global Real Estate VIP Fund	$46,968	$273,182
Franklin Small-Mid Cap Growth VIP Fund	$19,441,919	$18,935,830
Franklin Small Cap Value VIP Fund	$3,915,885	$5,248,114
Franklin Strategic Income VIP Fund	$17,312,366	$39,340,223
Franklin Mutual Shares VIP Fund	$30,302,590	$62,993,596
Templeton Developing Markets VIP Fund	$4,302,374	$6,177,469
Templeton Foreign VIP Fund	$15,884,985	$22,299,307
Templeton Growth VIP Fund	$6,808,399	$35,397,354
Franklin Mutual Global Discovery VIP Fund	$9,404,914	$21,384,578
Franklin Flex Cap Growth VIP Fund	$10,257,288	$4,210,088
Templeton Global Bond VIP Fund	$2,512,783	$2,918,890
Hartford Balanced HLS Fund	$1,272,307	$3,389,888
Hartford Total Return Bond HLS Fund	$16,117,766	$27,890,200
Hartford Capital Appreciation HLS Fund	$29,897,062	$28,720,263
Hartford Dividend and Growth HLS Fund	$17,297,160	$18,469,598
Hartford Healthcare HLS Fund	$18,406	$3,055
Hartford Global Growth HLS Fund	$330,247	$200,256
Hartford Disciplined Equity HLS Fund	$5,000,153	$3,973,668
Hartford Growth Opportunities HLS Fund	$8,122,560	$10,528,500
Hartford High Yield HLS Fund	$1,531,021	$1,801,285
Hartford International Opportunities HLS Fund	$1,545,874	$2,218,923
Hartford Small/Mid Cap Equity HLS Fund	$407,423	$447,335
Hartford MidCap HLS Fund	$114,693	$257,398
Hartford MidCap Value HLS Fund	$102,552	$177,569
Hartford Ultrashort Bond HLS Fund	$12,972,303	$32,547,502
Hartford Small Company HLS Fund	$1,021,352	$897,062
Hartford SmallCap Growth HLS Fund	$523,064	$773,966
Hartford Stock HLS Fund	$370,300	$1,880,223
Hartford U.S. Government Securities HLS Fund	$369,775	$736,401
Hartford Value HLS Fund	$194,158	$586,350
Huntington VA Dividend Capture Fund	$498,155	$4,427,007
Huntington VA International Equity Fund+	$798,190	$3,230,165
Huntington VA Situs Fund	$972,941	$3,025,238
Lord Abbett Fundamental Equity Fund	$325,866	$294,195
Lord Abbett Calibrated Dividend Growth Fund	$545,963	$1,651,959
Lord Abbett Bond Debenture Fund	$1,343,510	$2,835,218
Lord Abbett Growth and Income Fund	$154,645	$1,253,447
MFS® Core Equity Fund+	$517,233	$6,272,141
MFS® Growth Fund	$8,119,337	$7,994,854
MFS® Global Equity Fund	$909,030	$1,807,450
MFS® Investors Growth Stock Fund+	$1,043,756	$8,753,227
MFS® Investors Trust Fund	$8,725,706	$17,311,836
MFS® Mid Cap Growth Fund	$6,494,466	$5,136,742
MFS® New Discovery Fund	$3,374,815	$13,408,915
MFS® Total Return Fund	$17,151,631	$59,984,205
MFS® Value Fund	$9,723,257	$19,484,261
MFS® Total Return Bond Series+	$12,537,373	$26,685,807
MFS® Research International Fund+	$1,712,851	$16,769,118
MFS® Research Fund	$795,691	$2,093,267
MFS® High Yield Portfolio	$6,453,546	$13,419,329
BlackRock Global Allocation V.I. Fund	$20,755	$18,394
BlackRock Global Opportunities V.I. Fund	$6,476	$3,076
BlackRock Large Cap Growth V.I. Fund	$28,616	$28,615
BlackRock Equity Dividend V.I. Fund	$190,231	$102,347
UIF Core Plus Fixed Income Portfolio	$1,406	$1,464
UIF Growth Portfolio	$42,219	$28,013
UIF Mid Cap Growth Portfolio	$422,176	$347,519
Invesco V.I. American Value Fund	$173,568	$167,189
Morgan Stanley Mid Cap Growth Portfolio	$39,649	$22,966
BlackRock Capital Appreciation V.I. Fund	$181,178	$146,342
Columbia Variable Portfolio - International Opportunities Fund+	$296,108	$1,487,505
Columbia Variable Portfolio - Large Cap Growth Fund III+	$1,247,051	$1,470,686
Columbia Variable Portfolio — Asset Allocation Fund	$386,707	$640,758
Variable Portfolio - Loomis Sayles Growth Fund II +	$864,496	$1,263,675
Columbia Variable Portfolio - Large Cap Growth Fund II+	$330,270	$467,569
Columbia Variable Portfolio — Dividend Opportunity Fund	$354,026	$1,673,673
Columbia Variable Portfolio — Income Opportunities Fund	$1,011,920	$1,775,136
Columbia Variable Portfolio - Mid Cap Growth Fund+	$295,798	$1,915,547
Oppenheimer Capital Appreciation Fund/VA	$442,458	$411,910
Oppenheimer Global Fund/VA	$888,605	$1,629,995
Oppenheimer Main Street Fund®/VA	$141,402	$284,020
Oppenheimer Main Street Small Cap Fund/VA	$1,153,497	$1,449,801
Oppenheimer Equity Income Fund/VA	$111,808	$108,696
Putnam VT Diversified Income Fund	$2,937,867	$3,540,321
Putnam VT Global Asset Allocation Fund	$342,962	$119,323
Putnam VT International Value Fund	$4,070	$14,822
Putnam VT International Equity Fund	$151,143	$120,017
Putnam VT Small Cap Value Fund	$42,368	$115,379
Putnam VT Voyager Fund	$817,064	$614,887
JPMorgan Insurance Trust Core Bond Portfolio	$3,166,330	$14,353,595
JPMorgan Insurance Trust U.S. Equity Portfolio	$809,360	$1,749,789
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	$1,650,589	$2,177,399
JPMorgan Insurance Trust Mid Cap Value Portfolio	$614,987	$1,186,492
Putnam VT Equity Income Fund	$2,905	$2,491
PIMCO All Asset Fund	$5,855	$27,756
PIMCO Global Dividend Portfolio+	$195,413	$97,732
PIMCO Global Multi-Asset Managed Allocation Portfolio	$186	$3,633
Jennison 20/20 Focus Fund	$14	$4,471
Jennison Fund	$11	$12,177
Prudential Value Portfolio	$20	$15,408
Prudential SP International Growth Portfolio	$—	$607
ClearBridge Variable Dividend Strategy Portfolio+	$1,218	$55,090
Western Asset Variable Global High Yield Bond Portfolio	$3,375	$2,258
ClearBridge Variable Large Cap Value Portfolio	$44,578	$145,706
Invesco V.I. Growth and Income Fund	$334,504	$331,760
Invesco V.I. Comstock Fund	$5,868	$92,862
Invesco V.I. American Franchise Fund	$2,030,695	$5,257,383
Invesco V.I. Mid Cap Growth Fund	$2,619,308	$2,478,529
Wells Fargo VT Index Asset Allocation Fund+	$368	$529
Wells Fargo VT Total Return Bond Fund+	$321	$11,519
Wells Fargo VT Intrinsic Value Fund+	$3,461	$17,236
Wells Fargo VT International Equity Fund+	$105,797	$296,856
Wells Fargo VT Small Cap Growth Fund+	$290,517	$375,145
Wells Fargo VT Discovery Fund+	$1,089	$154
Wells Fargo VT Small Cap Value Fund+	$545,384	$1,801,662
Wells Fargo VT Opportunity Fund+	$1,446,677	$2,075,613
HIMCO VIT Index Fund	$1,025,858	$1,911,160
HIMCO VIT Portfolio Diversifier Fund	$5,179,798	$9,118,779
HIMCO VIT American Funds Asset Allocation Fund	$1,068,466	$3,145,114
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$1,014,403	$3,312,161
HIMCO VIT American Funds Bond Fund	$3,103,779	$6,297,172
HIMCO VIT American Funds Global Bond Fund	$232,284	$1,008,846
HIMCO VIT American Funds Global Growth and Income Fund	$901,209	$2,356,705
HIMCO VIT American Funds Global Growth Fund	$314,588	$707,695
HIMCO VIT American Funds Global Small Capitalization Fund	$820,798	$1,901,291
HIMCO VIT American Funds Growth Fund	$3,496,658	$11,565,158
HIMCO VIT American Funds Growth-Income Fund	$3,130,935	$6,462,689
HIMCO VIT American Funds International Fund	$4,336,588	$8,131,759
HIMCO VIT American Funds New World Fund	$584,736	$1,324,142
MFS® Core Equity Portfolio+	$6,317,736	$914,727
MFS® Massachusetts Investors Growth Stock Portfolio+	$8,601,590	$1,242,730
MFS® Research International Portfolio+	$16,534,134	$3,803,152

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2015 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	20,424	31,924	(11,500)
American Century VP Growth Fund	463	812	(349)
AB VPS Balanced Wealth Strategy Portfolio+	39,315	93,935	(54,620)
AB VPS International Value Portfolio+	147,173	252,212	(105,039)
AB VPS Small/Mid Cap Value Portfolio+	7,909	23,075	(15,166)
AB VPS Value Portfolio+	4,411	15,262	(10,851)
AB VPS International Growth Portfolio+	6,066	17,251	(11,185)
Invesco V.I. Value Opportunities Fund	607,003	2,670,682	(2,063,679)
Invesco V.I. Core Equity Fund	170,095	650,285	(480,190)
Invesco V.I. Government Securities Fund	6,491,844	28,380,426	(21,888,582)
Invesco V.I. High Yield Fund	9,287	84,161	(74,874)
Invesco V.I. International Growth Fund	1,035,569	4,312,912	(3,277,343)
Invesco V.I. Mid Cap Core Equity Fund	783,844	4,313,464	(3,529,620)
Invesco V.I. Small Cap Equity Fund	136,127	421,544	(285,417)
Invesco V.I. Balanced Risk Allocation Fund	11,734	72,603	(60,869)
Invesco V.I. Diversified Dividend Fund	1	32	(31)
Invesco V.I. Money Market Fund	6,613,895	7,067,796	(453,901)
American Century VP Mid Cap Value Fund	1,058	465	593
American Funds Global Bond Fund	187,551	951,148	(763,597)
American Funds Global Growth and Income Fund	187,927	923,248	(735,321)
American Funds Asset Allocation Fund	467,046	2,278,050	(1,811,004)
American Funds Blue Chip Income and Growth Fund	3,585,937	15,395,362	(11,809,425)
American Funds Bond Fund	556,828	2,807,765	(2,250,937)
American Funds Global Growth Fund	335,957	632,201	(296,244)
American Funds Growth Fund	595,552	5,737,184	(5,141,632)
American Funds Growth-Income Fund	457,531	4,785,341	(4,327,810)
American Funds International Fund	385,557	1,660,959	(1,275,402)
American Funds New World Fund	81,029	446,444	(365,415)
American Funds Global Small Capitalization Fund	167,882	526,463	(358,581)
Sterling Capital Equity Income VIF+	—	2,886	(2,886)
Sterling Capital Special Opportunities VIF+	5,059	149,043	(143,984)
Sterling Capital Total Return Bond VIF+	1,933	56,901	(54,968)
Columbia Variable Portfolio — Small Company Growth Fund	119,553	620,532	(500,979)
Wells Fargo VT Omega Growth Fund+	42,007	78,713	(36,706)
Fidelity® VIP Growth Portfolio	54,544	84,016	(29,472)
Fidelity® VIP Contrafund® Portfolio	102,778	347,695	(244,917)
Fidelity® VIP Mid Cap Portfolio	47,172	206,040	(158,868)
Fidelity® VIP Value Strategies Portfolio	316	7,367	(7,051)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	10,553	22,026	(11,473)
Fidelity® VIP Strategic Income Portfolio	639	780	(141)
Franklin Rising Dividends VIP Fund	352,031	2,271,618	(1,919,587)
Franklin Income VIP Fund	616,367	5,919,957	(5,303,590)
Franklin Large Cap Growth VIP Fund	257,225	554,838	(297,613)
Franklin Global Real Estate VIP Fund	999	11,870	(10,871)
Franklin Small-Mid Cap Growth VIP Fund	294,387	1,063,613	(769,226)
Franklin Small Cap Value VIP Fund	123,601	354,165	(230,564)
Franklin Strategic Income VIP Fund	355,407	1,922,967	(1,567,560)
Franklin Mutual Shares VIP Fund	370,262	2,935,184	(2,564,922)
Templeton Developing Markets VIP Fund	89,639	352,115	(262,476)
Templeton Foreign VIP Fund	822,873	1,525,315	(702,442)
Templeton Growth VIP Fund	247,653	2,115,308	(1,867,655)
Franklin Mutual Global Discovery VIP Fund	146,266	782,030	(635,764)
Franklin Flex Cap Growth VIP Fund	121,779	236,200	(114,421)
Templeton Global Bond VIP Fund	84,268	191,825	(107,557)
Hartford Balanced HLS Fund	143,065	1,207,018	(1,063,953)
Hartford Total Return Bond HLS Fund	1,045,028	4,852,572	(3,807,544)
Hartford Capital Appreciation HLS Fund	337,968	3,281,901	(2,943,933)
Hartford Dividend and Growth HLS Fund	245,243	2,363,059	(2,117,816)
Hartford Healthcare HLS Fund	60	184	(124)
Hartford Global Growth HLS Fund	50,628	55,883	(5,255)
Hartford Disciplined Equity HLS Fund	61,267	246,989	(185,722)
Hartford Growth Opportunities HLS Fund	125,566	630,961	(505,395)
Hartford High Yield HLS Fund	63,845	111,062	(47,217)
Hartford International Opportunities HLS Fund	174,829	344,564	(169,735)
Hartford Small/Mid Cap Equity HLS Fund	4,476	24,471	(19,995)
Hartford MidCap HLS Fund	908	33,696	(32,788)
Hartford MidCap Value HLS Fund	1,530	21,321	(19,791)
Hartford Ultrashort Bond HLS Fund	10,056,054	27,331,523	(17,275,469)
Hartford Small Company HLS Fund	46,372	176,338	(129,966)
Hartford SmallCap Growth HLS Fund	17,116	37,176	(20,060)
Hartford Stock HLS Fund	64,473	989,654	(925,181)
Hartford U.S. Government Securities HLS Fund	27,366	74,505	(47,139)
Hartford Value HLS Fund	8,799	38,885	(30,086)
Huntington VA Dividend Capture Fund	37,849	607,085	(569,236)
Huntington VA International Equity Fund+	11,134	592,521	(581,387)
Huntington VA Situs Fund	54,591	1,111,209	(1,056,618)
Lord Abbett Fundamental Equity Fund	9,828	15,744	(5,916)
Lord Abbett Calibrated Dividend Growth Fund	8,936	91,339	(82,403)
Lord Abbett Bond Debenture Fund	52,725	171,525	(118,800)
Lord Abbett Growth and Income Fund	2,472	76,770	(74,298)
MFS® Core Equity Fund+	13,341	468,474	(455,133)
MFS® Growth Fund	480,598	555,496	(74,898)
MFS® Global Equity Fund	32,631	79,899	(47,268)
MFS® Investors Growth Stock Fund+	23,713	698,094	(674,381)
MFS® Investors Trust Fund	132,882	1,075,542	(942,660)
MFS® Mid Cap Growth Fund	548,082	545,655	2,427
MFS® New Discovery Fund	121,878	617,318	(495,440)
MFS® Total Return Fund	336,134	3,165,156	(2,829,022)
MFS® Value Fund	182,397	817,341	(634,944)
MFS® Total Return Bond Series+	719,430	1,868,045	(1,148,615)
MFS® Research International Fund+	94,928	1,129,952	(1,035,024)
MFS® Research Fund	23,610	108,179	(84,569)
MFS® High Yield Portfolio	376,160	1,229,021	(852,861)
BlackRock Global Allocation V.I. Fund	88	1,315	(1,227)
BlackRock Global Opportunities V.I. Fund	318	121	197
BlackRock Large Cap Growth V.I. Fund	56	1,129	(1,073)
BlackRock Equity Dividend V.I. Fund	8,963	6,406	2,557
UIF Core Plus Fixed Income Portfolio	—	68	(68)
UIF Growth Portfolio	501	1,591	(1,090)
UIF Mid Cap Growth Portfolio	7,489	20,433	(12,944)
Invesco V.I. American Value Fund	4,447	9,146	(4,699)
Morgan Stanley Mid Cap Growth Portfolio	626	1,350	(724)
BlackRock Capital Appreciation V.I. Fund	8,411	9,261	(850)
Columbia Variable Portfolio - International Opportunities Fund+	113,284	691,176	(577,892)
Columbia Variable Portfolio - Large Cap Growth Fund III+	49,493	582,135	(532,642)
Columbia Variable Portfolio — Asset Allocation Fund	5,717	365,956	(360,239)
Variable Portfolio - Loomis Sayles Growth Fund II +	60,697	601,988	(541,291)
Columbia Variable Portfolio - Large Cap Growth Fund II+	13,414	164,008	(150,594)
Columbia Variable Portfolio — Dividend Opportunity Fund	30,731	121,120	(90,389)
Columbia Variable Portfolio — Income Opportunities Fund	30,210	158,066	(127,856)
Columbia Variable Portfolio - Mid Cap Growth Fund+	22,672	130,462	(107,790)
Oppenheimer Capital Appreciation Fund/VA	27,707	37,163	(9,456)
Oppenheimer Global Fund/VA	24,641	104,649	(80,008)
Oppenheimer Main Street Fund®/VA	1,653	17,328	(15,675)
Oppenheimer Main Street Small Cap Fund/VA	17,506	74,130	(56,624)
Oppenheimer Equity Income Fund/VA	8,563	10,055	(1,492)
Putnam VT Diversified Income Fund	102,511	246,954	(144,443)
Putnam VT Global Asset Allocation Fund	17,007	5,715	11,292
Putnam VT International Value Fund	939	2,108	(1,169)
Putnam VT International Equity Fund	14,023	10,965	3,058
Putnam VT Small Cap Value Fund	605	5,030	(4,425)
Putnam VT Voyager Fund	21,677	28,581	(6,904)
JPMorgan Insurance Trust Core Bond Portfolio	129,918	1,004,647	(874,729)
JPMorgan Insurance Trust U.S. Equity Portfolio	22,092	77,330	(55,238)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	24,227	85,207	(60,980)
JPMorgan Insurance Trust Mid Cap Value Portfolio	10,086	47,256	(37,170)
Putnam VT Equity Income Fund	—	40	(40)
PIMCO All Asset Fund	117	2,402	(2,285)
PIMCO Global Dividend Portfolio+	9,672	7,461	2,211
PIMCO Global Multi-Asset Managed Allocation Portfolio	—	352	(352)
Jennison 20/20 Focus Fund	457	1,213	(756)
Jennison Fund	1	2,221	(2,220)
Prudential Value Portfolio	13	8,075	(8,062)
Prudential SP International Growth Portfolio	—	318	(318)
ClearBridge Variable Dividend Strategy Portfolio+	66	3,813	(3,747)
Western Asset Variable Global High Yield Bond Portfolio	310	795	(485)
ClearBridge Variable Large Cap Value Portfolio	4,371	64,873	(60,502)
Invesco V.I. Growth and Income Fund	4,894	19,413	(14,519)
Invesco V.I. Comstock Fund	20	3,779	(3,759)
Invesco V.I. American Franchise Fund	127,233	321,955	(194,722)
Invesco V.I. Mid Cap Growth Fund	157,013	167,379	(10,366)
Wells Fargo VT Index Asset Allocation Fund+	54	29	25
Wells Fargo VT Total Return Bond Fund+	67	6,922	(6,855)
Wells Fargo VT Intrinsic Value Fund+	172	9,278	(9,106)
Wells Fargo VT International Equity Fund+	29,981	187,852	(157,871)
Wells Fargo VT Small Cap Growth Fund+	8,457	19,774	(11,317)
Wells Fargo VT Discovery Fund+	—	2	(2)
Wells Fargo VT Small Cap Value Fund+	37,991	121,102	(83,111)
Wells Fargo VT Opportunity Fund+	30,466	115,389	(84,923)
HIMCO VIT Index Fund	46,566	111,356	(64,790)
HIMCO VIT Portfolio Diversifier Fund	626,840	1,131,097	(504,257)
HIMCO VIT American Funds Asset Allocation Fund	53,348	212,412	(159,064)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	53,615	220,790	(167,175)
HIMCO VIT American Funds Bond Fund	232,641	538,151	(305,510)
HIMCO VIT American Funds Global Bond Fund	20,761	92,125	(71,364)
HIMCO VIT American Funds Global Growth and Income Fund	39,954	181,433	(141,479)
HIMCO VIT American Funds Global Growth Fund	19,290	46,964	(27,674)
HIMCO VIT American Funds Global Small Capitalization Fund	57,106	145,615	(88,509)
HIMCO VIT American Funds Growth Fund	106,700	726,135	(619,435)
HIMCO VIT American Funds Growth-Income Fund	146,704	416,473	(269,769)
HIMCO VIT American Funds International Fund	358,208	737,900	(379,692)
HIMCO VIT American Funds New World Fund	50,166	120,341	(70,175)
MFS® Core Equity Portfolio+	560,503	83,159	477,344
MFS® Massachusetts Investors Growth Stock Portfolio+	786,036	113,791	672,245
MFS® Research International Portfolio+	1,542,762	348,750	1,194,012

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2014 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Value Fund	17,542	36,718	(19,176)
American Century VP Growth Fund	251	957	(706)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	49,561	104,053	(54,492)
AllianceBernstein VPS International Value Portfolio	76,154	143,702	(67,548)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	15,218	71,264	(56,046)
AllianceBernstein VPS Value Portfolio	20,957	19,868	1,089
AllianceBernstein VPS International Growth Portfolio	4,746	58,397	(53,651)
Invesco V.I. Value Opportunities Fund	899,095	5,254,544	(4,355,449)
Invesco V.I. Core Equity Fund	262,046	1,108,311	(846,265)
Invesco V.I. Government Securities Fund	10,638,813	34,046,032	(23,407,219)
Invesco V.I. High Yield Fund	22,076	159,036	(136,960)
Invesco V.I. International Growth Fund	1,290,105	5,248,451	(3,958,346)
Invesco V.I. Mid Cap Core Equity Fund	1,643,294	6,432,702	(4,789,408)
Invesco V.I. Small Cap Equity Fund	219,304	532,757	(313,453)
Invesco V.I. Balanced Risk Allocation Fund	18,205	144,239	(126,034)
Invesco V.I. Diversified Dividend Fund	—	33	(33)
Invesco V.I. Money Market Fund	12,851,397	8,984,106	3,867,291
American Century VP Mid Cap Value Fund	2,795	664	2,131
American Funds Global Bond Fund	532,224	1,278,696	(746,472)
American Funds Global Growth and Income Fund	312,626	1,428,369	(1,115,743)
American Funds Asset Allocation Fund	639,402	2,979,349	(2,339,947)
American Funds Blue Chip Income and Growth Fund	8,547,986	17,293,848	(8,745,862)
American Funds Bond Fund	778,644	3,715,579	(2,936,935)
American Funds Global Growth Fund	204,241	894,616	(690,375)
American Funds Growth Fund	923,259	8,200,917	(7,277,658)
American Funds Growth-Income Fund	745,599	7,010,572	(6,264,973)
American Funds International Fund	421,672	2,106,303	(1,684,631)
American Funds New World Fund	159,808	545,980	(386,172)
American Funds Global Small Capitalization Fund	217,277	815,466	(598,189)
Sterling Capital Equity Income VIF	1	373	(372)
Sterling Capital Special Opportunities VIF	870	9,564	(8,694)
Sterling Capital Total Return Bond VIF	3,157	6,515	(3,358)
Columbia Variable Portfolio — Small Company Growth Fund	204,852	593,100	(388,248)
Wells Fargo Advantage VT Omega Growth Fund	70,773	273,175	(202,402)
Fidelity® VIP Growth Portfolio	131,779	66,539	65,240
Fidelity® VIP Contrafund® Portfolio	81,059	323,853	(242,794)
Fidelity® VIP Mid Cap Portfolio	79,768	184,382	(104,614)
Fidelity® VIP Value Strategies Portfolio	5,488	52,066	(46,578)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	17,168	44,391	(27,223)
Fidelity® VIP Strategic Income Portfolio	2,643	137	2,506
Franklin Rising Dividends VIP Fund	451,736	3,030,674	(2,578,938)
Franklin Income VIP Fund	1,556,523	8,043,757	(6,487,234)
Franklin Large Cap Growth VIP Fund	264,969	688,928	(423,959)
Franklin Global Real Estate VIP Fund	1,620	9,798	(8,178)
Franklin Small-Mid Cap Growth VIP Fund	471,311	1,459,465	(988,154)
Franklin Small Cap Value VIP Fund	212,809	495,440	(282,631)
Franklin Strategic Income VIP Fund	653,743	2,490,257	(1,836,514)
Franklin Mutual Shares VIP Fund	610,918	4,152,515	(3,541,597)
Templeton Developing Markets VIP Fund	144,213	510,916	(366,703)
Templeton Foreign VIP Fund	886,286	2,037,981	(1,151,695)
Templeton Growth VIP Fund	501,786	3,073,829	(2,572,043)
Franklin Mutual Global Discovery VIP Fund	227,453	1,002,549	(775,096)
Franklin Flex Cap Growth VIP Fund	212,917	428,824	(215,907)
Franklin Large Cap Value VIP Fund	108,795	808,907	(700,112)
Templeton Global Bond VIP Fund	125,774	227,043	(101,269)
Hartford Balanced HLS Fund	281,243	1,657,420	(1,376,177)
Hartford Total Return Bond HLS Fund	1,507,672	5,132,230	(3,624,558)
Hartford Capital Appreciation HLS Fund	578,663	3,579,422	(3,000,759)
Hartford Dividend and Growth HLS Fund	417,690	3,433,887	(3,016,197)
Hartford Global Research HLS Fund	2,832	30,142	(27,310)
Hartford Healthcare HLS Fund	74	11,096	(11,022)
Hartford Global Growth HLS Fund	99,451	39,832	59,619
Hartford Disciplined Equity HLS Fund	85,841	220,799	(134,958)
Hartford Growth HLS Fund	35,137	155,547	(120,410)
Hartford Growth Opportunities HLS Fund	292,430	489,435	(197,005)
Hartford High Yield HLS Fund	68,674	133,932	(65,258)
Hartford Index HLS Fund	19,281	477,463	(458,182)
Hartford International Opportunities HLS Fund	150,962	555,876	(404,914)
Hartford Small/Mid Cap Equity HLS Fund	16,941	49,262	(32,321)
Hartford MidCap HLS Fund	344	14,698	(14,354)
Hartford MidCap Value HLS Fund	8,764	48,448	(39,684)
Hartford Ultrashort Bond HLS Fund	14,123,150	44,104,869	(29,981,719)
Hartford Small Company HLS Fund	61,814	312,737	(250,923)
Hartford SmallCap Growth HLS Fund	29,473	53,790	(24,317)
Hartford Stock HLS Fund	57,019	1,010,855	(953,836)
Hartford U.S. Government Securities HLS Fund	30,394	106,959	(76,565)
Hartford Value HLS Fund	10,507	21,162	(10,655)
American Funds Asset Allocation HLS Fund	46,381	1,158,390	(1,112,009)
American Funds Blue Chip Income and Growth HLS Fund	96,210	597,519	(501,309)
American Funds Bond HLS Fund	209,573	3,082,941	(2,873,368)
American Funds Global Bond HLS Fund	40,498	329,691	(289,193)
American Funds Global Growth and Income HLS Fund	68,200	1,031,085	(962,885)
American Funds Global Growth HLS Fund	6,626	249,993	(243,367)
American Funds Global Small Capitalization HLS Fund	93,896	921,495	(827,599)
American Funds Growth HLS Fund	177,800	4,772,895	(4,595,095)
American Funds Growth-Income HLS Fund	88,566	2,556,753	(2,468,187)
American Funds International HLS Fund	247,340	3,908,100	(3,660,760)
American Funds New World HLS Fund	38,767	644,237	(605,470)
Hartford Portfolio Diversifier HLS Fund	395,195	6,390,628	(5,995,433)
Huntington VA Income Equity Fund	21,292	826,185	(804,893)
Huntington VA Dividend Capture Fund	777,416	1,356,722	(579,306)
Huntington VA Growth Fund	28,702	1,084,312	(1,055,610)
Huntington VA Mid Corp America Fund	16,312	1,318,066	(1,301,754)
Huntington VA Rotating Markets Fund	2,441	249,874	(247,433)
Huntington VA International Equity Fund	38,878	433,372	(394,494)
Huntington VA Mortgage Securities Fund	12,321	672,421	(660,100)
Huntington VA Situs Fund	2,203,855	1,710,195	493,660
Lord Abbett Fundamental Equity Fund	5,533	14,501	(8,968)
Lord Abbett Calibrated Dividend Growth Fund	60,407	116,222	(55,815)
Lord Abbett Bond Debenture Fund	75,625	178,272	(102,647)
Lord Abbett Growth and Income Fund	33,692	140,802	(107,110)
MFS® Core Equity Fund	58,766	101,411	(42,645)
MFS® Growth Fund	290,467	885,261	(594,794)
MFS® Global Equity Fund	50,386	140,800	(90,414)
MFS® Investors Growth Stock Fund	77,432	222,901	(145,469)
MFS® Investors Trust Fund	193,698	1,650,536	(1,456,838)
MFS® Mid Cap Growth Fund	253,905	682,119	(428,214)
MFS® New Discovery Fund	290,463	928,402	(637,939)
MFS® Total Return Fund	454,730	3,833,013	(3,378,283)
MFS® Value Fund	237,148	1,173,822	(936,674)
MFS® Research Bond Fund	825,039	2,616,144	(1,791,105)
MFS® Research International Fund	149,403	273,130	(123,727)
MFS® Research Fund	79,221	102,602	(23,381)
MFS® High Yield Portfolio	413,180	1,545,262	(1,132,082)
BlackRock Global Allocation V.I. Fund	20,066	14,903	5,163
BlackRock Global Opportunities V.I. Fund	316	92	224
BlackRock Large Cap Growth V.I. Fund	1,260	3,453	(2,193)
BlackRock Equity Dividend V.I. Fund	6,754	30,121	(23,367)
UIF Core Plus Fixed Income Portfolio	1,177	69	1,108
UIF Growth Portfolio	309	2,747	(2,438)
UIF Mid Cap Growth Portfolio	53,680	74,327	(20,647)
Invesco V.I. American Value Fund	7,315	22,910	(15,595)
Morgan Stanley Mid Cap Growth Portfolio	42	8,799	(8,757)
BlackRock Capital Appreciation V.I. Fund	6,029	33,414	(27,385)
Columbia Variable Portfolio — Marsico International Opportunities Fund	204,580	897,407	(692,827)
Columbia Variable Portfolio — Marsico Focused Equities Fund	123,074	1,327,580	(1,204,506)
Columbia Variable Portfolio — Asset Allocation Fund	298,151	846,468	(548,317)
Columbia Variable Portfolio — Marsico Growth Fund	91,402	843,240	(751,838)
Columbia Variable Portfolio — Marsico 21st Century Fund	57,260	270,928	(213,668)
Columbia Variable Portfolio — Dividend Opportunity Fund	37,676	153,147	(115,471)
Columbia Variable Portfolio — Income Opportunities Fund	37,849	192,254	(154,405)
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund	27,853	148,570	(120,717)
Oppenheimer Capital Appreciation Fund/VA	23,912	6,166	17,746
Oppenheimer Global Fund/VA	20,845	70,478	(49,633)
Oppenheimer Main Street Fund®/VA	3,092	43,652	(40,560)
Oppenheimer Main Street Small Cap Fund/VA	31,789	88,712	(56,923)
Oppenheimer Equity Income Fund/VA	20,973	16,877	4,096
Putnam VT Diversified Income Fund	75,638	276,266	(200,628)
Putnam VT Global Asset Allocation Fund	651	30,529	(29,878)
Putnam VT International Value Fund	233	2,512	(2,279)
Putnam VT International Equity Fund	5,233	12,529	(7,296)
Putnam VT Small Cap Value Fund	984	101,854	(100,870)
Putnam VT Voyager Fund	21,083	33,743	(12,660)
JPMorgan Insurance Trust Core Bond Portfolio	274,383	1,233,709	(959,326)
JPMorgan Insurance Trust U.S. Equity Portfolio	52,589	114,625	(62,036)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	20,124	120,639	(100,515)
JPMorgan Insurance Trust Equity Index Portfolio	41,129	1,744,267	(1,703,138)
JPMorgan Insurance Trust Intrepid Growth Portfolio	12,474	221,112	(208,638)
JPMorgan Insurance Trust Mid Cap Growth Portfolio	14,626	421,828	(407,202)
JPMorgan Insurance Trust Mid Cap Value Portfolio	19,238	89,107	(69,869)
Putnam VT Equity Income Fund	5,420	38	5,382
PIMCO All Asset Fund	171	248	(77)
PIMCO EqS Pathfinder Fund®	4,493	28,100	(23,607)
PIMCO Global Multi-Asset Managed Allocation Portfolio	282	90	192
Jennison 20/20 Focus Fund	(2)	19,468	(19,470)
Jennison Fund	14	5,354	(5,340)
Prudential Value Portfolio	48	9,007	(8,959)
Prudential SP International Growth Portfolio	4,589	4,763	(174)
ClearBridge Variable Equity Income Portfolio	3,592	1,444	2,148
ClearBridge Variable All Cap Value Portfolio	289	53,568	(53,279)
Western Asset Variable Global High Yield Bond Portfolio	330	5,151	(4,821)
ClearBridge Variable Large Cap Value Portfolio	293,904	20,793	273,111
Invesco V.I. Growth and Income Fund	7,329	27,088	(19,759)
Invesco V.I. Comstock Fund	1	6,387	(6,386)
Invesco V.I. American Franchise Fund	191,520	509,779	(318,259)
Invesco V.I. Mid Cap Growth Fund	197,899	240,873	(42,974)
Wells Fargo Advantage VT Index Asset Allocation Fund	61	74	(13)
Wells Fargo Advantage VT Total Return Bond Fund	68	24	44
Wells Fargo Advantage VT Intrinsic Value Fund	38	8,420	(8,382)
Wells Fargo Advantage VT International Equity Fund	77,042	241,024	(163,982)
Wells Fargo Advantage VT Small Cap Growth Fund	21,610	48,610	(27,000)
Wells Fargo Advantage VT Discovery Fund	—	2	(2)
Wells Fargo Advantage VT Small Cap Value Fund	61,730	171,415	(109,685)
Wells Fargo Advantage VT Opportunity Fund	30,119	110,486	(80,367)
HIMCO VIT Index Fund	461,956	16,451	445,505
HIMCO VIT Portfolio Diversifier Fund	6,049,611	161,986	5,887,625
HIMCO VIT American Funds Asset Allocation Fund	978,447	10,052	968,395
HIMCO VIT American Funds Blue Chip Income and Growth Fund	555,436	14,411	541,025
HIMCO VIT American Funds Bond Fund	2,659,041	51,143	2,607,898
HIMCO VIT American Funds Global Bond Fund	295,034	12,471	282,563
HIMCO VIT American Funds Global Growth and Income Fund	895,648	24,829	870,819
HIMCO VIT American Funds Global Growth Fund	215,524	7,751	207,773
HIMCO VIT American Funds Global Small Capitalization Fund	779,027	11,832	767,195
HIMCO VIT American Funds Growth Fund	4,177,208	71,531	4,105,677
HIMCO VIT American Funds Growth-Income Fund	2,141,923	58,565	2,083,358
HIMCO VIT American Funds International Fund	3,564,975	53,057	3,511,918
HIMCO VIT American Funds New World Fund	548,754	14,343	534,411

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units as of and for the period ended December 31, 2015. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2015	134,163	$15.152060	to	$15.857703	$2,124,718	0.50%	to	1.45%	1.97%	to	1.99%	(5.41)%	to	(4.50)%
2014	145,663	$16.018012	to	$16.605429	$2,421,509	0.50%	to	1.45%	1.38%	to	1.45%	11.27%	to	12.33%
2013	164,839	$14.395666	to	$14.782510	$2,445,633	0.50%	to	1.45%	1.26%	to	1.49%	29.59%	to	30.83%
2012	202,920	$11.108599	to	$11.299348	$2,311,580	0.50%	to	1.45%	1.70%	to	1.92%	12.93%	to	14.01%
2011	30,601	$9.911162	to	$10.534031	$304,415	0.50%	to	1.00%	0.31%	to	0.46%	(0.89)%	to	5.34%
American Century VP Growth Fund
2015	5,349	$15.082330	to	$15.082330	$80,675	0.65%	to	0.65%	0.32%	to	0.32%	3.87%	to	3.87%
2014	5,698	$14.519721	to	$14.519721	$82,740	0.65%	to	0.65%	0.22%	to	0.22%	10.35%	to	10.35%
2013	6,404	$13.158033	to	$13.158033	$84,260	0.65%	to	0.65%	0.32%	to	0.32%	28.09%	to	28.09%
2012	3,296	$10.128418	to	$10.272868	$33,604	0.65%	to	1.50%	0.38%	to	0.40%	11.80%	to	12.75%
AB VPS Balanced Wealth Strategy Portfolio+
2015	374,626	$16.545243	to	$17.598041	$4,904,242	0.50%	to	2.70%	1.08%	to	1.98%	(1.40)%	to	0.79%
2014	429,246	$16.781011	to	$17.460347	$5,609,903	0.50%	to	2.70%	1.94%	to	2.40%	4.26%	to	6.58%
2013	483,738	$16.095837	to	$16.383105	$5,959,909	0.50%	to	2.70%	2.24%	to	2.25%	13.18%	to	15.69%
2012	427,286	$14.160826	to	$14.221715	$4,612,246	0.50%	to	2.70%	1.92%	to	1.92%	10.36%	to	12.81%
2011	518,334	$12.552780	to	$12.887048	$4,968,538	0.50%	to	2.70%	0.48%	to	2.22%	(5.64)%	to	(3.54)%
AB VPS International Value Portfolio+
2015	838,191	$13.305686	to	$13.635361	$5,971,620	0.50%	to	2.70%	1.80%	to	2.31%	(0.33)%	to	1.89%
2014	943,230	$7.256387	to	$13.349315	$6,632,784	0.85%	to	2.70%	3.18%	to	3.34%	(8.95)%	to	(7.25)%
2013	1,010,778	$7.823764	to	$14.661951	$7,711,067	0.85%	to	2.70%	5.69%	to	5.85%	19.46%	to	21.69%
2012	1,249,244	$6.429205	to	$12.273260	$7,847,078	0.85%	to	2.70%	1.16%	to	1.43%	11.15%	to	13.23%
2011	1,276,505	$5.678097	to	$11.041699	$7,122,356	0.85%	to	2.70%	3.99%	to	4.02%	(21.58)%	to	(20.12)%
AB VPS Small/Mid Cap Value Portfolio+
2015	89,305	$24.789138	to	$24.892381	$1,563,766	0.50%	to	2.75%	0.52%	to	0.52%	(8.25)%	to	(6.16)%
2014	104,471	$26.417593	to	$27.131691	$1,958,260	0.50%	to	2.75%	0.46%	to	0.47%	5.99%	to	8.40%
2013	160,517	$24.369798	to	$25.663136	$2,785,675	0.50%	to	2.70%	0.41%	to	0.42%	33.97%	to	36.95%
2012	141,654	$17.794803	to	$19.155351	$1,808,494	0.50%	to	2.70%	0.28%	to	0.29%	15.32%	to	17.88%
2011	142,973	$15.095870	to	$16.611315	$1,541,969	0.50%	to	2.70%	0.20%	to	0.23%	(11.06)%	to	(9.08)%
AB VPS Value Portfolio+
2015	20,373	$11.258625	to	$12.367875	$247,525	1.25%	to	2.45%	1.84%	to	1.91%	(9.42)%	to	(8.32)%
2014	31,224	$12.429218	to	$13.490786	$412,812	1.25%	to	2.45%	1.12%	to	1.56%	8.09%	to	9.40%
2013	30,135	$11.498544	to	$12.331802	$366,054	1.25%	to	2.45%	2.22%	to	2.24%	33.19%	to	34.80%
2012	15,551	$8.759176	to	$9.148443	$140,850	1.25%	to	2.15%	0.76%	to	1.70%	13.08%	to	14.11%
2011	24,720	$8.017467	to	$12.578763	$204,373	1.25%	to	2.40%	1.16%	to	1.17%	(6.06)%	to	(4.97)%
AB VPS International Growth Portfolio+
2015	81,034	$8.284833	to	$14.721312	$685,378	1.25%	to	2.70%	0.06%	to	0.06%	(4.78)%	to	(3.39)%
2014	92,219	$8.575540	to	$15.460592	$805,146	1.25%	to	2.70%	—	to	—	(4.04)%	to	(2.64)%
2013	145,870	$8.808059	to	$16.111731	$1,288,825	1.25%	to	2.70%	0.60%	to	0.71%	10.30%	to	11.91%
2012	145,200	$7.870373	to	$14.606635	$1,144,972	1.25%	to	2.70%	1.40%	to	1.46%	12.17%	to	13.81%
2011	159,656	$6.915655	to	$13.022116	$1,108,656	1.25%	to	2.70%	2.75%	to	2.77%	(18.28)%	to	(17.09)%
Invesco V.I. Value Opportunities Fund
2015	11,289,971	$1.607345	to	$19.600856	$16,023,213	0.85%	to	2.80%	2.56%	to	2.70%	(12.88)%	to	(11.16)%
2014	13,353,650	$1.809334	to	$22.498793	$21,512,109	0.85%	to	2.80%	1.41%	to	1.47%	3.68%	to	5.72%
2013	17,709,099	$1.711493	to	$21.756431	$27,217,711	0.85%	to	2.75%	0.98%	to	1.49%	30.13%	to	32.62%
2012	22,874,107	$1.290481	to	$16.718816	$26,765,920	0.85%	to	2.75%	1.51%	to	1.60%	14.51%	to	16.71%
2011	27,890,577	$1.105738	to	$14.600052	$28,254,417	0.85%	to	2.75%	0.89%	to	0.91%	(5.68)%	to	(3.87)%
Invesco V.I. Core Equity Fund
2015	2,557,382	$17.681405	to	$19.168832	$35,916,480	0.30%	to	2.75%	—	to	0.93%	(8.33)%	to	(6.28)%
2014	3,037,572	$19.287606	to	$20.230349	$45,804,800	0.50%	to	2.75%	0.67%	to	1.01%	5.21%	to	7.31%
2013	3,883,837	$18.331860	to	$18.852457	$54,978,053	0.50%	to	2.75%	1.25%	to	2.12%	25.75%	to	28.29%
2012	4,916,451	$14.578328	to	$14.694872	$56,353,721	0.50%	to	2.75%	0.95%	to	1.17%	10.79%	to	13.05%
2011	6,273,601	$12.998894	to	$13.157943	$64,528,774	0.50%	to	2.75%	0.12%	to	0.99%	(2.77)%	to	(0.79)%
Invesco V.I. Government Securities Fund
2015	81,385,877	$1.481433	to	$10.067115	$107,843,967	0.85%	to	2.80%	1.40%	to	2.28%	(2.43)%	to	(0.50)%
2014	103,274,459	$1.488940	to	$10.317394	$139,060,173	0.85%	to	2.80%	3.16%	to	3.23%	1.26%	to	3.26%
2013	126,681,678	$1.441994	to	$10.188828	$166,630,318	0.85%	to	2.80%	4.01%	to	5.85%	(5.31)%	to	(3.45)%
2012	175,871,974	$1.493465	to	$10.782357	$241,587,716	0.85%	to	2.75%	3.14%	to	4.17%	(0.30)%	to	1.61%
2011	196,180,461	$1.469836	to	$10.815243	$267,497,204	0.85%	to	2.75%	2.92%	to	3.60%	4.98%	to	7.00%
Invesco V.I. High Yield Fund
2015	285,060	$1.844510	to	$18.844144	$700,922	1.70%	to	2.75%	0.31%	to	5.36%	(5.79)%	to	(4.80)%
2014	359,934	$1.937487	to	$20.003014	$926,477	1.70%	to	2.75%	4.00%	to	4.63%	(1.03)%	to	0.01%
2013	496,894	$1.937261	to	$20.211788	$1,200,328	1.70%	to	2.75%	4.05%	to	5.05%	4.11%	to	5.20%
2012	708,040	$1.841423	to	$19.414644	$1,384,690	1.70%	to	2.75%	4.73%	to	5.18%	14.00%	to	15.20%
2011	746,091	$1.598468	to	$17.030880	$1,169,943	1.70%	to	2.75%	6.42%	to	6.96%	(1.78)%	to	(0.74)%
Invesco V.I. International Growth Fund
2015	13,508,242	$16.476877	to	$16.778451	$40,865,876	0.50%	to	2.80%	1.33%	to	1.49%	(5.04)%	to	(3.10)%
2014	16,785,585	$17.192346	to	$17.669116	$51,365,321	0.30%	to	2.80%	1.38%	to	1.56%	(2.44)%	to	(0.21)%
2013	20,743,931	$17.228480	to	$18.110799	$62,425,737	0.30%	to	2.80%	—	to	1.24%	15.73%	to	18.36%
2012	24,773,236	$14.454160	to	$15.681292	$62,682,241	0.50%	to	2.75%	1.35%	to	1.61%	12.40%	to	14.68%
2011	29,782,548	$12.603920	to	$13.951354	$63,954,402	0.50%	to	2.75%	0.88%	to	1.54%	(9.27)%	to	(7.46)%
Invesco V.I. Mid Cap Core Equity Fund
2015	15,879,793	$16.782407	to	$17.952080	$34,142,445	0.30%	to	2.80%	—	to	0.35%	(6.68)%	to	(4.57)%
2014	19,409,413	$17.983581	to	$18.605354	$44,250,479	0.50%	to	2.80%	—	to	0.04%	1.55%	to	3.65%
2013	24,198,821	$17.754014	to	$17.950074	$53,794,965	0.50%	to	2.75%	0.51%	to	0.72%	25.32%	to	27.82%
2012	30,698,856	$14.042863	to	$14.166487	$54,019,726	0.50%	to	2.75%	—	to	0.07%	7.95%	to	10.07%
2011	38,098,834	$12.758355	to	$13.123601	$61,453,126	0.50%	to	2.75%	0.09%	to	0.32%	(8.92)%	to	(6.97)%
Invesco V.I. Small Cap Equity Fund
2015	1,275,427	$20.135646	to	$21.757791	$25,063,705	0.30%	to	2.80%	—	to	—	(8.13)%	to	(6.02)%
2014	1,560,844	$21.917230	to	$22.898847	$33,214,501	0.50%	to	2.80%	—	to	—	(0.47)%	to	1.58%
2013	1,874,297	$22.019679	to	$22.543528	$39,908,287	0.50%	to	2.80%	—	to	0.01%	33.68%	to	36.40%
2012	2,409,209	$16.506273	to	$16.527510	$38,131,991	0.50%	to	2.75%	—	to	—	10.81%	to	13.09%
2011	3,059,186	$14.614533	to	$14.896566	$43,377,847	0.50%	to	2.75%	—	to	—	(3.42)%	to	(1.48)%
Invesco V.I. Balanced Risk Allocation Fund
2015	182,225	$11.189212	to	$12.255624	$2,128,861	0.50%	to	2.40%	3.89%	to	3.93%	(6.67)%	to	(4.88)%
2014	243,094	$11.853050	to	$12.883948	$3,014,688	0.50%	to	2.70%	—	to	—	2.89%	to	5.18%
2013	369,128	$11.519666	to	$12.249085	$4,386,691	0.50%	to	2.70%	1.37%	to	1.50%	(1.28)%	to	0.91%
2012	674,601	$11.669377	to	$12.138297	$8,019,261	0.50%	to	2.70%	0.28%	to	0.82%	7.69%	to	10.09%
2011	257,902	$10.835695	to	$11.025993	$2,816,976	0.50%	to	2.70%	—	to	—	8.36%	to	10.26%
Invesco V.I. Diversified Dividend Fund
2015	456	$16.010378	to	$16.010378	$7,294	1.70%	to	1.70%	1.51%	to	1.51%	0.10%	to	0.10%
2014	487	$15.994424	to	$15.994424	$7,792	1.70%	to	1.70%	1.51%	to	1.51%	10.64%	to	10.64%
2013	520	$14.456478	to	$14.456478	$7,517	1.70%	to	1.70%	2.11%	to	2.11%	28.56%	to	28.56%
2012	553	$11.244674	to	$11.244674	$6,221	1.70%	to	1.70%	1.84%	to	1.84%	16.37%	to	16.37%
2011	588	$9.662464	to	$9.662464	$5,679	1.70%	to	1.70%	—	to	—	(3.38)%	to	(3.38)%
Invesco V.I. Money Market Fund
2015	5,557,239	$9.328886	to	$9.875737	$53,237,584	0.50%	to	2.70%	0.01%	to	0.01%	(2.65)%	to	(0.49)%
2014	6,011,140	$9.575557	to	$9.924169	$58,575,866	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2013	2,143,849	$9.844166	to	$9.963797	$21,229,172	0.65%	to	2.70%	—	to	—	(1.56)%	to	(0.36)%
American Century VP Mid Cap Value Fund
2015	7,844	$15.759549	to	$16.512615	$128,925	0.50%	to	1.45%	1.50%	to	1.51%	(3.00)%	to	(2.07)%
2014	7,251	$16.246439	to	$16.861730	$121,938	0.50%	to	1.45%	1.04%	to	1.04%	14.57%	to	15.66%
2013	5,120	$14.180887	to	$14.578868	$74,713	0.50%	to	1.45%	0.92%	to	1.06%	28.03%	to	29.25%
2012	5,767	$11.076042	to	$11.279374	$65,223	0.50%	to	1.45%	1.99%	to	2.03%	14.56%	to	15.65%
2011	2,004	$9.668754	to	$9.753198	$19,524	0.50%	to	1.45%	0.89%	to	1.01%	(3.31)%	to	(2.47)%
American Funds Global Bond Fund
2015	2,367,140	$10.698377	to	$12.992812	$28,150,075	0.85%	to	2.75%	0.06%	to	0.06%	(6.67)%	to	(4.88)%
2014	3,130,737	$11.462756	to	$13.659029	$39,592,692	0.85%	to	2.75%	0.97%	to	1.39%	(1.36)%	to	0.53%
2013	3,877,209	$11.620917	to	$13.586871	$49,307,481	0.85%	to	2.75%	—	to	—	(5.22)%	to	(3.40)%
2012	5,501,480	$12.261101	to	$14.065520	$73,105,787	0.85%	to	2.75%	1.74%	to	2.10%	3.31%	to	5.29%
2011	6,755,412	$11.867867	to	$13.358243	$85,944,799	0.85%	to	2.75%	2.70%	to	4.07%	1.70%	to	3.65%
American Funds Global Growth and Income Fund
2015	3,275,195	$15.016349	to	$19.351769	$45,245,756	0.85%	to	2.80%	1.74%	to	1.93%	(4.07)%	to	(2.18)%
2014	4,010,516	$15.350420	to	$20.172002	$57,173,603	0.85%	to	2.80%	3.12%	to	3.55%	2.72%	to	4.75%
2013	5,126,259	$14.654969	to	$19.637414	$70,429,149	0.85%	to	2.80%	2.92%	to	3.31%	19.15%	to	21.50%
2012	7,229,938	$12.061955	to	$16.514694	$82,482,066	0.85%	to	2.75%	2.38%	to	3.29%	14.37%	to	16.56%
2011	9,078,405	$10.348118	to	$14.439786	$89,491,258	0.85%	to	2.75%	2.19%	to	2.54%	(7.44)%	to	(5.66)%
American Funds Asset Allocation Fund
2015	8,515,745	$18.394082	to	$22.260837	$157,779,281	0.85%	to	2.75%	1.30%	to	1.75%	(1.35)%	to	0.54%
2014	10,326,749	$18.646081	to	$22.141052	$192,713,621	0.85%	to	2.75%	1.46%	to	1.92%	2.54%	to	4.50%
2013	12,666,696	$18.184798	to	$21.186874	$228,180,458	0.85%	to	2.75%	1.51%	to	1.57%	20.34%	to	22.64%
2012	16,290,731	$15.080782	to	$17.275233	$242,309,617	0.85%	to	2.80%	1.87%	to	1.95%	12.98%	to	15.21%
2011	19,957,692	$13.347677	to	$14.994844	$260,059,129	0.85%	to	2.80%	1.55%	to	1.89%	(1.50)%	to	0.44%
American Funds Blue Chip Income and Growth Fund
2015	49,103,056	$1.788240	to	$20.568725	$78,142,230	0.85%	to	2.80%	1.53%	to	1.79%	(5.61)%	to	(3.75)%
2014	60,912,481	$1.857941	to	$21.857895	$101,517,836	0.85%	to	2.75%	2.78%	to	2.96%	12.23%	to	14.38%
2013	69,658,343	$1.624298	to	$19.475651	$102,679,347	0.85%	to	2.75%	1.68%	to	2.47%	29.39%	to	31.88%
2012	92,331,247	$1.231691	to	$15.051344	$104,124,798	0.85%	to	2.75%	1.91%	to	2.19%	10.80%	to	12.92%
2011	112,390,857	$1.090768	to	$13.584833	$113,273,595	0.85%	to	2.75%	1.78%	to	1.91%	(3.59)%	to	(1.74)%
American Funds Bond Fund
2015	9,383,611	$11.817054	to	$17.310440	$142,174,433	0.85%	to	2.75%	1.59%	to	1.88%	(2.45)%	to	(0.57)%
2014	11,634,548	$12.113335	to	$17.410454	$178,617,269	0.85%	to	2.75%	1.80%	to	2.03%	2.42%	to	4.39%
2013	14,571,483	$11.826830	to	$16.678760	$216,722,358	0.85%	to	2.75%	1.46%	to	1.94%	(4.81)%	to	(2.99)%
2012	15,660,878	$12.424779	to	$17.192190	$240,330,684	0.85%	to	2.75%	2.43%	to	2.58%	2.52%	to	4.48%
2011	18,355,760	$12.119852	to	$16.454705	$271,699,885	0.85%	to	2.75%	2.84%	to	3.35%	3.23%	to	5.21%
American Funds Global Growth Fund
2015	2,627,979	$21.884394	to	$26.091635	$55,461,338	0.85%	to	2.80%	0.78%	to	0.91%	3.98%	to	6.03%
2014	2,924,223	$21.110174	to	$24.607358	$58,852,611	0.85%	to	2.75%	1.01%	to	1.08%	(0.46)%	to	1.45%
2013	3,614,598	$21.208236	to	$24.256306	$72,622,692	0.85%	to	2.75%	1.21%	to	1.24%	25.68%	to	28.08%
2012	4,867,907	$16.875417	to	$18.937743	$77,324,762	0.85%	to	2.75%	0.90%	to	0.92%	19.24%	to	21.53%
2011	5,838,450	$14.152477	to	$15.583345	$76,861,299	0.85%	to	2.75%	1.08%	to	1.49%	(11.36)%	to	(9.66)%
American Funds Growth Fund
2015	22,437,783	$23.902017	to	$24.789585	$412,477,546	0.85%	to	2.80%	0.58%	to	0.62%	3.91%	to	5.95%
2014	27,579,415	$23.003194	to	$23.396621	$483,527,481	0.85%	to	2.80%	0.77%	to	0.80%	5.51%	to	7.59%
2013	34,857,073	$21.745969	to	$21.801334	$573,773,764	0.85%	to	2.80%	0.93%	to	1.31%	26.51%	to	29.00%
2012	47,094,015	$16.857195	to	$17.268006	$608,651,148	0.85%	to	2.75%	0.75%	to	0.86%	14.69%	to	16.89%
2011	59,032,939	$14.420984	to	$15.055605	$655,087,898	0.85%	to	2.75%	0.60%	to	0.68%	(6.88)%	to	(5.09)%
American Funds Growth-Income Fund
2015	18,478,884	$21.329406	to	$24.205306	$363,762,709	0.85%	to	2.80%	1.29%	to	1.34%	(1.35)%	to	0.60%
2014	22,806,694	$21.620632	to	$24.061873	$451,289,950	0.85%	to	2.80%	1.21%	to	1.29%	7.58%	to	9.70%
2013	29,071,667	$20.097293	to	$21.934620	$530,508,380	0.85%	to	2.80%	1.31%	to	1.99%	29.82%	to	32.37%
2012	39,352,298	$15.513115	to	$16.570647	$549,702,685	0.85%	to	2.75%	1.53%	to	1.76%	14.30%	to	16.49%
2011	49,589,308	$13.572639	to	$14.225175	$598,947,672	0.85%	to	2.75%	1.37%	to	2.06%	(4.49)%	to	(2.66)%
American Funds International Fund
2015	5,871,064	$15.612853	to	$17.804513	$86,358,475	0.85%	to	2.75%	1.41%	to	1.51%	(7.12)%	to	(5.33)%
2014	7,146,466	$16.809166	to	$18.807754	$112,288,213	0.85%	to	2.75%	0.96%	to	1.40%	(5.29)%	to	(3.48)%
2013	8,831,097	$17.748858	to	$19.485261	$145,297,514	0.85%	to	2.75%	1.41%	to	1.58%	18.34%	to	20.61%
2012	11,485,798	$14.998581	to	$16.156198	$159,016,779	0.85%	to	2.75%	1.44%	to	1.69%	14.71%	to	16.91%
2011	14,177,221	$13.075204	to	$13.819428	$169,374,968	0.85%	to	2.75%	1.85%	to	2.13%	(16.30)%	to	(14.69)%
American Funds New World Fund
2015	1,334,259	$15.371349	to	$29.518402	$32,198,956	0.85%	to	2.75%	0.54%	to	0.56%	(5.77)%	to	(3.96)%
2014	1,699,674	$16.313049	to	$30.736786	$43,223,699	0.85%	to	2.75%	0.88%	to	0.89%	(10.37)%	to	(8.65)%
2013	2,085,846	$18.200673	to	$33.647551	$58,781,086	0.85%	to	2.75%	1.22%	to	1.52%	8.36%	to	10.44%
2012	2,722,685	$16.796944	to	$30.468166	$70,629,591	0.85%	to	2.75%	0.99%	to	1.15%	14.63%	to	16.82%
2011	3,409,093	$14.653549	to	$26.080232	$76,375,757	0.85%	to	2.75%	1.40%	to	1.58%	(16.28)%	to	(14.68)%
American Funds Global Small Capitalization Fund
2015	1,736,645	$21.561959	to	$26.099351	$37,224,562	0.85%	to	2.80%	—	to	—	(2.50)%	to	(0.58)%
2014	2,095,226	$22.183189	to	$26.252305	$45,635,913	0.85%	to	2.75%	0.11%	to	0.11%	(0.65)%	to	1.26%
2013	2,693,415	$22.327880	to	$25.926040	$58,725,046	0.85%	to	2.75%	0.83%	to	0.90%	24.80%	to	27.19%
2012	3,245,033	$17.890749	to	$20.383203	$56,411,255	0.85%	to	2.75%	1.33%	to	1.36%	14.97%	to	17.18%
2011	4,044,948	$15.560717	to	$17.395051	$60,564,986	0.85%	to	2.75%	1.34%	to	1.36%	(21.34)%	to	(19.83)%
Columbia Variable Portfolio — Small Company Growth Fund
2015	2,111,620	$1.660979	to	$20.539478	$4,404,444	1.70%	to	2.80%	—	to	—	0.96%	to	2.07%
2014	2,612,599	$1.627215	to	$20.344567	$5,125,430	1.70%	to	2.80%	—	to	—	(7.27)%	to	(6.25)%
2013	3,000,847	$1.735616	to	$21.939930	$6,289,041	1.70%	to	2.80%	0.11%	to	0.11%	36.60%	to	38.11%
2012	4,106,779	$1.256731	to	$16.061707	$5,762,794	1.70%	to	2.80%	—	to	—	8.91%	to	10.12%
2011	5,103,446	$1.141271	to	$14.747381	$6,168,754	1.70%	to	2.80%	—	to	—	(8.16)%	to	(7.14)%
Wells Fargo VT Omega Growth Fund+
2015	535,224	$21.635741	to	$25.636925	$866,603	1.25%	to	2.75%	—	to	—	(1.14)%	to	0.36%
2014	571,930	$21.558414	to	$25.931447	$933,625	1.25%	to	2.75%	—	to	—	1.26%	to	2.79%
2013	774,332	$1.193034	to	$20.972250	$1,224,790	1.25%	to	2.50%	0.19%	to	0.40%	36.76%	to	38.48%
2012	1,049,531	$15.144945	to	$18.771297	$1,149,387	1.25%	to	2.75%	—	to	—	17.48%	to	19.26%
2011	620,826	$12.699333	to	$15.977806	$591,440	1.25%	to	2.75%	—	to	—	(7.92)%	to	(6.53)%
Fidelity® VIP Growth Portfolio
2015	112,585	$15.712413	to	$24.392581	$1,819,855	1.25%	to	2.70%	0.03%	to	0.03%	4.06%	to	5.58%
2014	142,057	$14.882518	to	$23.874181	$2,099,970	1.25%	to	2.40%	—	to	—	8.38%	to	9.63%
2013	76,817	$13.574728	to	$22.028133	$1,151,416	1.25%	to	2.40%	0.05%	to	0.12%	32.78%	to	34.31%
2012	80,115	$10.106895	to	$16.590323	$822,044	1.25%	to	2.40%	0.34%	to	0.36%	11.69%	to	12.98%
2011	112,647	$8.542843	to	$8.945576	$1,018,966	1.25%	to	2.45%	0.13%	to	0.14%	(2.45)%	to	(1.28)%
Fidelity® VIP Contrafund® Portfolio
2015	1,148,684	$22.117416	to	$23.397616	$18,538,795	0.50%	to	2.75%	0.80%	to	0.82%	(2.31)%	to	(0.09)%
2014	1,393,601	$22.640127	to	$23.417586	$22,723,243	0.50%	to	2.75%	0.73%	to	0.84%	8.63%	to	11.10%
2013	1,636,395	$20.895412	to	$21.078399	$24,630,367	0.50%	to	2.70%	0.85%	to	0.86%	27.47%	to	30.30%
2012	1,947,489	$16.176867	to	$16.392891	$22,688,722	0.50%	to	2.70%	1.15%	to	1.17%	13.05%	to	15.56%
2011	2,128,424	$13.998493	to	$14.500794	$21,466,459	0.50%	to	2.70%	0.80%	to	1.29%	(5.38)%	to	(3.27)%
Fidelity® VIP Mid Cap Portfolio
2015	938,115	$22.010852	to	$22.591009	$14,496,070	0.50%	to	2.70%	0.24%	to	0.26%	(4.25)%	to	(2.12)%
2014	1,096,983	$22.487394	to	$23.593679	$17,404,971	0.50%	to	2.70%	0.02%	to	0.02%	3.21%	to	5.50%
2013	1,201,597	$21.314452	to	$22.860601	$18,323,229	0.50%	to	2.70%	0.20%	to	0.32%	32.25%	to	35.19%
2012	1,420,742	$15.766099	to	$17.285596	$16,146,040	0.50%	to	2.70%	0.40%	to	0.49%	11.51%	to	13.99%
2011	1,555,549	$13.830958	to	$15.501125	$15,589,399	0.50%	to	2.70%	0.03%	to	0.03%	(13.23)%	to	(11.30)%
Fidelity® VIP Value Strategies Portfolio
2015	41,242	$15.099990	to	$27.286308	$657,526	1.25%	to	2.75%	0.86%	to	0.88%	(5.82)%	to	(4.39)%
2014	48,293	$15.793821	to	$28.971599	$807,560	1.25%	to	2.75%	0.70%	to	0.80%	3.62%	to	5.19%
2013	94,871	$15.014580	to	$28.029835	$1,454,040	1.25%	to	2.70%	0.68%	to	0.70%	26.72%	to	28.57%
2012	92,473	$11.678349	to	$22.119855	$1,103,134	1.25%	to	2.70%	0.36%	to	0.37%	23.68%	to	25.49%
2011	133,123	$9.306424	to	$17.884524	$1,246,163	1.25%	to	2.70%	0.68%	to	0.72%	(11.46)%	to	(10.17)%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2015	21,840	$17.270582	to	$26.257268	$388,822	1.25%	to	2.40%	0.51%	to	0.99%	(1.37)%	to	(0.23)%
2014	33,313	$17.310494	to	$26.622433	$560,600	1.25%	to	2.40%	0.23%	to	0.24%	8.04%	to	9.28%
2013	60,536	$15.839793	to	$24.768200	$932,859	1.25%	to	2.30%	0.12%	to	0.13%	35.11%	to	36.54%
2012	26,235	$10.946791	to	$11.601156	$298,735	1.25%	to	2.45%	0.41%	to	0.54%	19.29%	to	20.73%
2011	17,998	$9.609176	to	$15.344167	$171,347	1.25%	to	2.30%	—	to	—	(4.98)%	to	(3.98)%
Fidelity® VIP Strategic Income Portfolio
2015	9,535	$10.854415	to	$13.927036	$126,048	0.50%	to	1.45%	2.57%	to	2.61%	(3.35)%	to	(2.42)%
2014	9,676	$11.230376	to	$14.273150	$131,512	0.50%	to	1.45%	2.85%	to	2.87%	1.89%	to	2.86%
2013	7,170	$13.783094	to	$13.876518	$99,079	0.50%	to	0.65%	3.75%	to	5.45%	(0.61)%	to	(0.46)%
2012	5,488	$13.868175	to	$13.941239	$76,249	0.50%	to	0.65%	3.43%	to	5.16%	9.52%	to	9.68%
2011	2,077	$12.662760	to	$12.710400	$26,385	0.50%	to	0.65%	6.35%	to	6.82%	3.78%	to	3.93%
Franklin Rising Dividends VIP Fund
2015	7,759,455	$19.509293	to	$22.120594	$164,590,602	0.50%	to	2.80%	1.42%	to	1.62%	(6.31)%	to	(4.23)%
2014	9,679,042	$20.822970	to	$23.097903	$217,207,566	0.50%	to	2.80%	1.29%	to	1.32%	5.72%	to	8.08%
2013	12,257,980	$19.696171	to	$21.371913	$258,059,095	0.50%	to	2.80%	1.35%	to	1.52%	26.11%	to	28.93%
2012	16,023,287	$15.650299	to	$16.576719	$265,268,303	0.50%	to	2.75%	1.66%	to	1.83%	8.93%	to	11.23%
2011	19,119,588	$14.367859	to	$14.903732	$287,809,621	0.50%	to	2.75%	1.26%	to	1.40%	3.12%	to	5.37%
Franklin Income VIP Fund
2015	21,626,662	$16.634234	to	$17.155407	$388,173,394	0.50%	to	2.80%	4.52%	to	4.62%	(9.62)%	to	(7.61)%
2014	26,930,252	$18.004152	to	$18.981745	$531,422,802	0.50%	to	2.80%	4.69%	to	4.86%	1.73%	to	4.00%
2013	33,417,486	$17.311532	to	$18.659483	$645,762,006	0.50%	to	2.80%	6.12%	to	6.19%	10.80%	to	13.29%
2012	44,978,105	$15.281162	to	$16.875821	$783,413,687	0.50%	to	2.75%	6.10%	to	6.45%	9.60%	to	12.00%
2011	54,907,285	$13.643965	to	$15.397947	$866,473,608	0.50%	to	2.75%	4.82%	to	5.66%	(0.39)%	to	1.78%
Franklin Large Cap Growth VIP Fund
2015	1,633,041	$18.195479	to	$20.421344	$27,760,346	1.35%	to	2.80%	—	to	0.27%	2.71%	to	4.21%
2014	1,930,654	$17.460819	to	$19.943740	$31,676,912	1.35%	to	2.75%	1.01%	to	1.09%	9.41%	to	10.95%
2013	2,354,613	$15.737151	to	$18.228395	$35,049,205	1.35%	to	2.75%	1.08%	to	1.09%	25.15%	to	26.91%
2012	3,189,398	$12.661396	to	$14.565563	$37,642,123	1.15%	to	2.75%	0.80%	to	0.82%	9.32%	to	11.09%
2011	4,093,919	$11.574093	to	$13.323239	$43,752,484	0.85%	to	2.75%	0.66%	to	0.68%	(4.18)%	to	(2.34)%
Franklin Global Real Estate VIP Fund
2015	37,567	$18.510266	to	$23.424914	$857,471	1.40%	to	2.40%	3.07%	to	3.24%	(1.81)%	to	(0.83)%
2014	48,438	$18.852137	to	$23.620092	$1,114,608	1.40%	to	2.40%	0.44%	to	0.46%	12.28%	to	13.41%
2013	56,616	$16.789715	to	$20.826823	$1,153,745	1.40%	to	2.40%	4.38%	to	4.65%	(0.11)%	to	0.90%
2012	59,996	$16.807849	to	$20.641837	$1,210,389	1.40%	to	2.40%	—	to	—	24.39%	to	25.64%
2011	72,790	$13.512023	to	$16.429225	$1,171,672	1.40%	to	2.40%	7.74%	to	8.74%	(7.89)%	to	(6.97)%
Franklin Small-Mid Cap Growth VIP Fund
2015	3,367,710	$23.081525	to	$23.475745	$52,059,671	0.50%	to	2.80%	—	to	—	(5.35)%	to	(3.25)%
2014	4,136,936	$22.406751	to	$24.385128	$67,441,297	0.85%	to	2.80%	—	to	—	4.50%	to	6.56%
2013	5,125,090	$21.026849	to	$23.334129	$79,345,282	0.85%	to	2.80%	—	to	—	34.34%	to	36.99%
2012	6,221,559	$15.349634	to	$17.404713	$70,495,268	0.85%	to	2.75%	—	to	—	7.84%	to	9.91%
2011	7,670,769	$13.965224	to	$16.138689	$79,698,492	0.85%	to	2.75%	—	to	—	(7.41)%	to	(5.64)%
Franklin Small Cap Value VIP Fund
2015	876,888	$20.991766	to	$22.385491	$11,919,792	0.30%	to	2.75%	—	to	0.69%	(9.90)%	to	(7.80)%
2014	1,107,452	$23.298291	to	$24.012610	$16,455,234	0.50%	to	2.75%	0.48%	to	0.66%	(2.16)%	to	(0.02)%
2013	1,390,083	$23.812141	to	$24.018165	$20,748,049	0.50%	to	2.75%	1.16%	to	1.32%	32.54%	to	35.44%
2012	1,409,166	$17.732825	to	$17.965353	$15,778,584	0.50%	to	2.75%	0.70%	to	0.86%	15.18%	to	17.68%
2011	1,698,957	$15.068984	to	$15.597887	$16,252,963	0.50%	to	2.75%	0.55%	to	0.58%	(6.37)%	to	(4.35)%
Franklin Strategic Income VIP Fund
2015	6,821,524	$13.929325	to	$14.325250	$122,914,593	0.50%	to	2.80%	6.30%	to	6.57%	(6.28)%	to	(4.45)%
2014	8,389,084	$14.578740	to	$15.285334	$161,317,982	0.50%	to	2.80%	5.79%	to	5.93%	(0.70)%	to	1.25%
2013	10,225,598	$14.399450	to	$15.392925	$198,652,045	0.50%	to	2.80%	5.42%	to	5.80%	0.66%	to	2.65%
2012	12,947,612	$14.027463	to	$15.291336	$250,767,431	0.50%	to	2.80%	6.85%	to	6.95%	10.00%	to	12.11%
2011	14,667,741	$12.512704	to	$13.901316	$257,179,250	0.50%	to	2.80%	6.09%	to	6.41%	(0.06)%	to	1.95%
Franklin Mutual Shares VIP Fund
2015	11,800,382	$17.563602	to	$19.250716	$219,877,316	0.30%	to	2.80%	—	to	3.08%	(7.56)%	to	(5.33)%
2014	14,365,304	$19.000464	to	$20.112965	$287,959,094	0.50%	to	2.80%	1.82%	to	1.99%	4.16%	to	6.51%
2013	17,906,901	$18.240897	to	$18.883899	$343,836,287	0.50%	to	2.80%	2.02%	to	2.07%	24.72%	to	27.41%
2012	23,164,409	$14.655285	to	$14.820917	$355,309,139	0.50%	to	2.75%	2.13%	to	2.41%	11.15%	to	13.63%
2011	28,966,779	$13.043277	to	$13.185602	$397,801,809	0.50%	to	2.75%	2.44%	to	2.56%	(3.73)%	to	(1.61)%
Templeton Developing Markets VIP Fund
2015	1,065,421	$12.316326	to	$19.487393	$14,902,292	0.85%	to	2.75%	1.36%	to	2.40%	(21.61)%	to	(20.11)%
2014	1,327,897	$15.711905	to	$24.391339	$23,637,941	0.85%	to	2.75%	1.80%	to	1.97%	(10.58)%	to	(8.87)%
2013	1,694,600	$17.571473	to	$26.764414	$34,141,312	0.85%	to	2.75%	1.69%	to	1.92%	(3.43)%	to	(1.58)%
2012	2,335,734	$18.195185	to	$27.192746	$49,109,466	0.85%	to	2.75%	1.60%	to	1.71%	10.33%	to	12.44%
2011	2,951,238	$16.491969	to	$24.183491	$56,219,294	0.85%	to	2.75%	0.20%	to	1.18%	(17.96)%	to	(16.39)%
Templeton Foreign VIP Fund
2015	5,725,507	$14.122314	to	$14.156956	$71,098,235	0.50%	to	2.75%	3.06%	to	3.35%	(9.03)%	to	(7.11)%
2014	6,427,949	$15.372277	to	$15.562315	$87,143,294	0.30%	to	2.75%	—	to	1.77%	(13.54)%	to	(11.49)%
2013	7,579,644	$17.367091	to	$18.000234	$118,072,167	0.30%	to	2.75%	—	to	2.82%	19.64%	to	22.49%
2012	10,219,149	$14.078884	to	$15.045733	$131,974,526	0.50%	to	2.75%	3.05%	to	3.06%	15.03%	to	17.55%
2011	12,495,547	$11.977254	to	$13.080163	$139,228,121	0.50%	to	2.75%	1.78%	to	1.85%	(13.06)%	to	(11.19)%
Templeton Growth VIP Fund
2015	8,496,186	$16.517233	to	$17.199491	$123,367,075	0.50%	to	2.75%	2.41%	to	2.74%	(9.02)%	to	(7.01)%
2014	10,363,841	$18.155747	to	$18.496229	$164,202,557	0.50%	to	2.75%	1.21%	to	1.53%	(5.45)%	to	(3.37)%
2013	12,935,884	$19.140368	to	$19.202764	$215,920,588	0.50%	to	2.75%	1.94%	to	2.23%	27.27%	to	29.99%
2012	17,343,927	$14.725005	to	$15.087686	$226,483,345	0.50%	to	2.75%	2.00%	to	2.18%	17.78%	to	20.42%
2011	21,888,051	$12.228197	to	$12.809585	$241,244,696	0.50%	to	2.75%	1.06%	to	1.27%	(9.50)%	to	(7.61)%
Franklin Mutual Global Discovery VIP Fund
2015	2,724,775	$16.463719	to	$17.503562	$66,618,842	0.50%	to	2.80%	2.60%	to	2.79%	(6.31)%	to	(4.22)%
2014	3,360,539	$17.572790	to	$18.275181	$87,271,968	0.50%	to	2.80%	2.00%	to	2.13%	2.79%	to	5.07%
2013	4,135,635	$17.095911	to	$17.393302	$104,121,213	0.50%	to	2.80%	2.12%	to	2.19%	24.09%	to	26.89%
2012	5,529,851	$13.707570	to	$13.804833	$113,098,587	0.50%	to	2.75%	2.57%	to	2.87%	10.28%	to	12.70%
2011	6,859,792	$12.162700	to	$12.517501	$126,044,828	0.50%	to	2.75%	2.16%	to	2.18%	(5.59)%	to	(3.56)%
Franklin Flex Cap Growth VIP Fund
2015	778,813	$20.252735	to	$21.778839	$12,899,308	0.50%	to	2.75%	—	to	—	1.53%	to	3.80%
2014	893,234	$17.781146	to	$19.946646	$14,474,320	0.85%	to	2.75%	—	to	—	3.23%	to	5.21%
2013	1,109,141	$16.901039	to	$19.323070	$17,183,794	0.85%	to	2.75%	—	to	—	33.76%	to	36.32%
2012	1,531,626	$12.398153	to	$14.446576	$17,617,666	0.85%	to	2.75%	—	to	—	6.30%	to	8.34%
2011	1,829,214	$11.443823	to	$13.590297	$19,594,014	0.85%	to	2.75%	—	to	—	(7.39)%	to	(5.61)%
Templeton Global Bond VIP Fund
2015	1,102,227	$13.428944	to	$13.730112	$14,919,710	0.50%	to	2.70%	6.47%	to	8.02%	(6.94)%	to	(4.87)%
2014	1,209,784	$14.430215	to	$14.432629	$17,397,591	0.50%	to	2.70%	4.46%	to	4.96%	(1.02)%	to	1.19%
2013	1,311,053	$14.263388	to	$14.578287	$18,826,191	0.50%	to	2.70%	4.45%	to	4.95%	(1.17)%	to	1.03%
2012	1,557,122	$14.217363	to	$14.750789	$22,345,330	0.30%	to	2.70%	—	to	6.12%	11.91%	to	14.62%
2011	1,601,855	$12.341603	to	$13.181378	$20,322,857	0.50%	to	2.70%	5.69%	to	5.73%	(3.60)%	to	(1.45)%
Hartford Balanced HLS Fund
2015	5,237,448	$15.172419	to	$18.645311	$14,355,475	0.85%	to	2.75%	1.59%	to	1.59%	(2.78)%	to	(0.67)%
2014	6,301,401	$15.274798	to	$19.177920	$16,694,431	0.85%	to	2.75%	1.50%	to	1.60%	6.54%	to	8.86%
2013	7,677,578	$14.031437	to	$18.001299	$18,155,718	0.85%	to	2.75%	1.40%	to	1.58%	17.61%	to	20.16%
2012	9,299,392	$11.676956	to	$15.306417	$16,214,421	0.85%	to	2.75%	3.31%	to	5.55%	8.71%	to	11.07%
2011	11,647,520	$10.512754	to	$14.079868	$15,792,890	0.85%	to	2.75%	1.40%	to	1.72%	(1.15)%	to	0.99%
Hartford Total Return Bond HLS Fund
2015	21,485,983	$12.234802	to	$13.359427	$125,304,643	0.50%	to	2.80%	3.05%	to	3.08%	(3.55)%	to	(1.08)%
2014	25,293,527	$12.685130	to	$13.505685	$145,425,752	0.50%	to	2.80%	2.95%	to	3.26%	2.76%	to	5.36%
2013	28,918,085	$12.343982	to	$12.818679	$154,892,749	0.50%	to	2.80%	3.65%	to	4.09%	(4.37)%	to	(1.86)%
2012	33,097,003	$12.908256	to	$13.061086	$164,645,075	0.50%	to	2.80%	3.83%	to	4.07%	4.31%	to	7.00%
2011	37,874,588	$10.603999	to	$12.375247	$166,428,046	0.30%	to	2.80%	—	to	0.20%	3.78%	to	6.04%
Hartford Capital Appreciation HLS Fund
2015	14,077,134	$22.482246	to	$22.611663	$122,216,277	0.50%	to	2.80%	0.66%	to	0.90%	(2.00)%	to	0.51%
2014	17,021,067	$22.367476	to	$23.072403	$145,554,664	0.50%	to	2.80%	0.62%	to	0.91%	4.08%	to	6.77%
2013	20,021,826	$20.948870	to	$22.167748	$156,772,819	0.50%	to	2.80%	0.66%	to	0.91%	34.89%	to	38.39%
2012	25,478,593	$15.138103	to	$16.433647	$142,494,694	0.50%	to	2.80%	1.17%	to	1.50%	14.78%	to	17.75%
2011	30,120,387	$12.856297	to	$14.317252	$139,889,415	0.50%	to	2.80%	0.54%	to	1.72%	(14.07)%	to	(11.85)%
Hartford Dividend and Growth HLS Fund
2015	10,083,636	$19.973005	to	$22.552591	$87,476,243	0.50%	to	2.80%	1.54%	to	1.84%	(4.13)%	to	(1.65)%
2014	12,201,452	$20.897634	to	$22.930999	$104,686,058	0.50%	to	2.75%	1.60%	to	1.89%	9.63%	to	12.40%
2013	15,217,649	$19.062349	to	$20.401863	$110,603,880	0.50%	to	2.75%	1.74%	to	1.99%	28.01%	to	31.27%
2012	18,827,915	$14.890759	to	$15.542467	$100,678,897	0.50%	to	2.75%	2.33%	to	2.70%	10.24%	to	13.03%
2011	23,223,587	$13.508111	to	$13.751180	$105,474,269	0.50%	to	2.75%	2.33%	to	4.90%	(1.68)%	to	0.81%
Hartford Healthcare HLS Fund
2015	29,297	$5.111962	to	$5.392026	$157,225	1.40%	to	1.75%	—	to	—	11.02%	to	11.41%
2014	29,421	$4.604617	to	$4.839920	$141,771	1.40%	to	1.75%	0.04%	to	0.04%	24.80%	to	25.23%
2013	40,443	$3.689662	to	$3.864674	$155,832	1.40%	to	1.75%	0.24%	to	0.30%	48.87%	to	49.39%
2012	68,159	$2.478414	to	$2.586919	$176,031	1.40%	to	1.75%	0.10%	to	0.13%	18.24%	to	18.65%
2011	118,801	$2.096138	to	$2.180271	$258,792	1.40%	to	1.75%	—	to	—	6.39%	to	6.76%
Hartford Global Growth HLS Fund
2015	257,455	$11.221450	to	$22.938184	$1,034,183	0.50%	to	2.75%	0.29%	to	0.53%	4.84%	to	7.50%
2014	262,710	$10.703557	to	$11.985136	$880,101	1.25%	to	2.75%	0.25%	to	0.46%	5.46%	to	7.04%
2013	203,091	$11.364381	to	$20.976608	$691,385	1.25%	to	2.40%	0.60%	to	0.76%	33.07%	to	34.60%
2012	256,643	$7.966476	to	$8.442850	$689,814	1.25%	to	2.45%	0.55%	to	0.55%	20.42%	to	21.87%
2011	285,126	$6.927508	to	$13.084231	$559,775	1.25%	to	2.40%	0.04%	to	0.04%	(15.93)%	to	(14.96)%
Hartford Disciplined Equity HLS Fund
2015	780,338	$24.795574	to	$26.543868	$12,535,282	0.50%	to	2.70%	0.79%	to	4.27%	3.99%	to	6.30%
2014	966,060	$17.539302	to	$23.844431	$14,807,260	0.85%	to	2.70%	0.11%	to	0.73%	13.09%	to	15.20%
2013	1,101,018	$15.225344	to	$21.085043	$14,667,571	0.85%	to	2.70%	0.96%	to	1.00%	32.20%	to	34.67%
2012	1,279,327	$11.305738	to	$15.949020	$12,398,836	0.85%	to	2.70%	1.46%	to	1.51%	14.49%	to	16.63%
2011	1,505,933	$9.694094	to	$13.930671	$12,356,809	0.85%	to	2.70%	1.16%	to	1.74%	(1.54)%	to	0.30%
Hartford Growth Opportunities HLS Fund
2015	1,788,705	$26.514567	to	$28.377928	$29,530,340	0.50%	to	2.75%	0.13%	to	0.13%	8.71%	to	11.18%
2014	2,294,100	$24.391204	to	$25.524668	$34,568,919	0.50%	to	2.75%	0.17%	to	0.18%	11.05%	to	13.57%
2013	2,491,105	$22.020532	to	$22.473877	$33,470,814	0.50%	to	2.70%	0.01%	to	0.01%	32.13%	to	35.07%
2012	3,054,682	$16.639067	to	$16.665811	$30,798,245	0.50%	to	2.70%	—	to	—	23.48%	to	26.23%
2011	3,500,154	$13.181944	to	$13.496611	$28,353,767	0.50%	to	2.70%	—	to	—	(11.30)%	to	(9.33)%
Hartford High Yield HLS Fund
2015	523,035	$17.386940	to	$18.780286	$7,448,045	0.50%	to	2.70%	5.92%	to	6.62%	(6.85)%	to	(4.78)%
2014	570,252	$18.260110	to	$20.162328	$8,624,985	0.50%	to	2.70%	7.29%	to	7.77%	(0.15)%	to	2.07%
2013	635,510	$17.890402	to	$20.193484	$9,349,739	0.50%	to	2.70%	8.00%	to	8.20%	3.60%	to	5.90%
2012	762,984	$16.893745	to	$19.492610	$10,017,305	0.50%	to	2.70%	8.36%	to	8.75%	11.27%	to	13.74%
2011	724,559	$10.168984	to	$17.518678	$8,356,503	0.30%	to	2.70%	—	to	8.88%	1.69%	to	1.91%
Hartford International Opportunities HLS Fund
2015	1,427,251	$16.300812	to	$16.874218	$7,595,342	0.50%	to	2.75%	1.16%	to	1.50%	(1.11)%	to	1.37%
2014	1,596,986	$11.780937	to	$16.483110	$8,200,250	0.30%	to	2.75%	—	to	1.96%	(6.74)%	to	(4.43)%
2013	2,001,900	$12.326828	to	$17.674881	$9,647,494	0.30%	to	2.75%	1.94%	to	2.41%	17.99%	to	20.91%
2012	2,673,219	$14.390206	to	$14.980051	$9,070,977	0.50%	to	2.75%	1.44%	to	1.97%	16.64%	to	19.60%
2011	3,182,043	$12.032333	to	$12.842512	$7,869,538	0.50%	to	2.75%	0.05%	to	0.05%	(16.52)%	to	(14.40)%
Hartford Small/Mid Cap Equity HLS Fund
2015	102,012	$15.976238	to	$25.068396	$1,650,963	0.85%	to	2.70%	0.95%	to	1.24%	(7.27)%	to	(5.54)%
2014	122,007	$16.913383	to	$27.034635	$2,087,497	0.85%	to	2.70%	1.58%	to	1.59%	2.42%	to	4.33%
2013	154,328	$16.210977	to	$26.395817	$2,486,980	0.85%	to	2.70%	1.37%	to	1.56%	33.85%	to	36.35%
2012	179,534	$11.889440	to	$19.720394	$2,146,368	0.85%	to	2.70%	0.60%	to	0.60%	12.79%	to	14.89%
2011	223,316	$10.348355	to	$17.484643	$2,348,290	0.85%	to	2.70%	—	to	—	(3.77)%	to	(1.97)%
Hartford MidCap HLS Fund
2015	124,922	$7.190783	to	$7.190783	$898,288	1.40%	to	1.40%	0.08%	to	0.08%	(0.07)%	to	(0.07)%
2014	157,710	$7.035554	to	$7.195953	$1,131,916	1.40%	to	1.55%	—	to	—	9.38%	to	9.55%
2013	172,064	$6.431994	to	$6.568778	$1,127,729	1.40%	to	1.55%	0.02%	to	0.02%	37.31%	to	37.52%
2012	244,857	$4.684135	to	$4.776588	$1,167,561	1.40%	to	1.55%	0.53%	to	0.58%	17.31%	to	17.48%
2011	308,459	$3.992995	to	$4.065703	$1,252,249	1.40%	to	1.55%	0.16%	to	0.19%	(9.57)%	to	(9.44)%
Hartford MidCap Value HLS Fund
2015	65,761	$2.665391	to	$17.549879	$471,761	1.40%	to	2.45%	0.30%	to	0.33%	(3.83)%	to	(2.82)%
2014	85,552	$2.742662	to	$27.925632	$632,544	1.40%	to	2.50%	0.42%	to	0.46%	5.24%	to	6.41%
2013	125,236	$2.577505	to	$26.534299	$607,498	1.40%	to	2.50%	0.54%	to	1.00%	31.05%	to	32.50%
2012	106,437	$1.945297	to	$13.218340	$331,642	1.40%	to	2.45%	0.85%	to	0.89%	21.62%	to	22.91%
2011	133,060	$1.455678	to	$1.582737	$258,234	1.40%	to	2.25%	0.01%	to	0.01%	(10.82)%	to	(10.06)%
Hartford Ultrashort Bond HLS Fund
2015	59,547,994	$8.180333	to	$9.706359	$66,818,100	0.50%	to	2.80%	—	to	0.32%	(2.85)%	to	(0.37)%
2014	76,823,463	$8.420257	to	$9.742603	$86,508,863	0.50%	to	2.80%	—	to	—	(2.86)%	to	(0.40)%
2013	106,805,182	$8.668057	to	$9.781671	$121,724,972	0.50%	to	2.80%	—	to	—	(2.86)%	to	(0.50)%
2012	169,707,075	$8.923141	to	$9.942655	$195,450,120	0.30%	to	2.80%	—	to	—	(2.76)%	to	(0.30)%
2011	219,554,923	$9.176539	to	$9.972606	$251,768,173	0.30%	to	2.80%	—	to	—	(2.76)%	to	(0.27)%
Hartford Small Company HLS Fund
2015	766,328	$21.483957	to	$23.410469	$3,177,827	0.50%	to	2.80%	—	to	—	(10.98)%	to	(8.67)%
2014	896,294	$24.207225	to	$25.632868	$4,037,360	0.50%	to	2.75%	—	to	—	3.95%	to	6.54%
2013	1,147,217	$23.286857	to	$24.059989	$4,973,222	0.50%	to	2.75%	—	to	—	40.07%	to	43.66%
2012	1,538,802	$16.625441	to	$16.747977	$4,180,772	0.50%	to	2.75%	—	to	—	12.22%	to	15.06%
2011	1,950,407	$14.555495	to	$14.814915	$4,322,079	0.50%	to	2.75%	—	to	—	(6.24)%	to	(3.84)%
Hartford SmallCap Growth HLS Fund
2015	74,024	$19.359825	to	$21.268837	$914,747	1.25%	to	2.45%	0.06%	to	0.07%	(2.95)%	to	(1.78)%
2014	94,084	$19.949186	to	$21.654810	$1,293,400	1.25%	to	2.45%	0.02%	to	0.07%	3.27%	to	4.52%
2013	118,401	$19.316921	to	$21.207706	$1,951,842	0.85%	to	2.45%	0.39%	to	0.60%	41.37%	to	43.65%
2012	107,494	$13.664294	to	$14.763938	$1,223,154	0.85%	to	2.45%	—	to	—	14.56%	to	16.40%
2011	198,521	$11.928041	to	$12.683496	$2,122,457	0.85%	to	2.45%	—	to	—	(1.03)%	to	0.56%
Hartford Stock HLS Fund
2015	3,972,069	$16.462260	to	$23.270296	$7,138,262	0.85%	to	2.75%	1.79%	to	1.83%	(0.30)%	to	1.87%
2014	4,897,250	$16.159456	to	$23.339295	$8,577,560	0.85%	to	2.75%	1.71%	to	1.92%	8.02%	to	10.36%
2013	5,851,086	$14.641880	to	$21.605585	$9,363,607	0.85%	to	2.75%	1.74%	to	2.02%	28.35%	to	31.13%
2012	7,384,869	$11.166146	to	$16.833884	$8,747,782	0.85%	to	2.75%	1.85%	to	2.17%	11.00%	to	13.42%
2011	10,191,662	$0.827278	to	$9.845249	$10,241,194	0.85%	to	2.50%	1.12%	to	1.41%	(3.78)%	to	(1.93)%
Hartford U.S. Government Securities HLS Fund
2015	630,736	$9.616246	to	$11.523427	$4,931,918	0.50%	to	2.45%	1.81%	to	1.82%	(0.90)%	to	1.06%
2014	677,875	$9.703192	to	$11.403055	$5,307,328	0.50%	to	2.45%	2.27%	to	2.78%	0.33%	to	2.30%
2013	754,440	$9.671617	to	$11.146482	$5,890,729	0.50%	to	2.45%	2.27%	to	2.28%	(4.06)%	to	(2.17)%
2012	970,213	$10.081092	to	$11.394012	$8,295,666	0.50%	to	2.45%	2.80%	to	2.84%	1.19%	to	3.18%
2011	1,416,801	$9.962879	to	$11.042990	$8,798,938	0.50%	to	2.45%	1.86%	to	2.50%	2.34%	to	4.35%
Hartford Value HLS Fund
2015	137,005	$13.790522	to	$21.959894	$1,410,659	0.50%	to	2.45%	1.58%	to	1.58%	(5.43)%	to	(3.56)%
2014	167,091	$21.064438	to	$22.771698	$1,928,639	0.50%	to	2.70%	—	to	1.48%	8.40%	to	10.81%
2013	177,746	$13.418558	to	$20.550139	$1,855,273	0.50%	to	2.45%	1.69%	to	1.76%	28.75%	to	31.28%
2012	192,619	$15.130819	to	$15.653317	$1,577,097	0.50%	to	2.70%	1.89%	to	2.32%	13.87%	to	16.40%
2011	190,994	$13.287624	to	$13.447480	$1,339,984	0.50%	to	2.70%	1.68%	to	1.75%	(4.57)%	to	(2.45)%
Huntington VA Dividend Capture Fund
2015	919,469	$20.227894	to	$20.817629	$4,608,990	0.50%	to	2.75%	4.21%	to	4.30%	(5.69)%	to	(3.54)%
2014	1,488,705	$21.447710	to	$21.581635	$8,928,843	0.50%	to	2.75%	3.70%	to	5.21%	7.17%	to	9.61%
2013	2,068,011	$19.689337	to	$20.012231	$9,743,486	0.50%	to	2.75%	3.00%	to	3.60%	16.71%	to	19.36%
2012	1,976,529	$16.495144	to	$17.146773	$6,725,084	0.50%	to	2.75%	3.88%	to	3.98%	8.44%	to	10.91%
2011	2,073,575	$14.157771	to	$14.872468	$6,643,933	0.50%	to	2.50%	1.66%	to	5.11%	4.43%	to	6.54%
Huntington VA Situs Fund
2015	1,842,192	$1.720408	to	$22.271358	$4,353,545	0.50%	to	2.50%	0.56%	to	0.57%	(9.46)%	to	(7.63)%
2014	2,898,810	$1.900179	to	$24.110995	$7,599,317	0.50%	to	2.50%	0.30%	to	0.35%	(4.48)%	to	(2.55)%
2013	2,405,150	$1.989341	to	$24.742397	$6,269,556	0.50%	to	2.50%	0.21%	to	0.33%	28.67%	to	31.26%
2012	2,906,501	$1.546104	to	$18.849467	$5,782,957	0.50%	to	2.50%	—	to	—	19.60%	to	22.02%
2011	3,407,378	$1.292715	to	$15.448454	$5,425,312	0.50%	to	2.50%	0.01%	to	0.03%	(3.36)%	to	(1.41)%
Lord Abbett Fundamental Equity Fund
2015	87,998	$15.531399	to	$18.634025	$1,564,491	0.50%	to	1.50%	1.08%	to	1.19%	(4.88)%	to	(3.93)%
2014	93,914	$16.328531	to	$19.395320	$1,740,888	0.50%	to	1.50%	0.46%	to	0.46%	5.55%	to	6.61%
2013	102,882	$15.470435	to	$18.193259	$1,788,586	0.50%	to	1.50%	0.03%	to	0.23%	33.74%	to	35.08%
2012	136,090	$11.567545	to	$13.468330	$1,731,468	0.50%	to	1.50%	0.59%	to	1.25%	8.94%	to	10.03%
2011	71,401	$10.625321	to	$12.240548	$847,843	0.50%	to	1.45%	0.28%	to	0.40%	(5.86)%	to	(4.97)%
Lord Abbett Calibrated Dividend Growth Fund
2015	223,166	$16.602197	to	$19.205816	$3,520,410	0.85%	to	2.70%	1.48%	to	1.69%	(4.74)%	to	(2.96)%
2014	305,569	$17.108718	to	$20.161583	$5,109,504	0.85%	to	2.70%	1.52%	to	1.57%	8.57%	to	10.60%
2013	361,384	$15.469389	to	$18.569944	$5,644,241	0.85%	to	2.70%	1.38%	to	1.52%	24.52%	to	26.84%
2012	223,826	$12.195606	to	$14.912990	$2,646,396	0.85%	to	2.70%	2.99%	to	3.38%	9.46%	to	11.50%
2011	230,602	$10.937377	to	$13.624033	$2,462,182	0.85%	to	2.70%	2.82%	to	23.73%	(2.47)%	to	(0.65)%
Lord Abbett Bond Debenture Fund
2015	686,625	$15.472419	to	$17.120902	$10,198,325	0.50%	to	2.70%	1.87%	to	4.61%	(4.15)%	to	(2.02)%
2014	805,425	$15.791694	to	$17.862911	$12,336,779	0.50%	to	2.70%	4.38%	to	4.78%	1.57%	to	3.83%
2013	908,072	$15.209739	to	$17.587280	$13,507,408	0.50%	to	2.70%	3.67%	to	5.13%	5.29%	to	7.63%
2012	1,020,556	$14.131108	to	$16.703358	$14,184,226	0.50%	to	2.70%	5.56%	to	5.97%	9.54%	to	11.97%
2011	1,071,520	$12.620165	to	$15.249040	$13,436,469	0.50%	to	2.70%	5.35%	to	15.35%	1.60%	to	3.86%
Lord Abbett Growth and Income Fund
2015	141,073	$13.235429	to	$18.259686	$1,843,008	1.25%	to	2.40%	0.37%	to	1.04%	(5.17)%	to	(4.07)%
2014	215,371	$12.711398	to	$13.796996	$3,120,851	1.25%	to	2.45%	0.15%	to	0.66%	5.05%	to	6.32%
2013	322,481	$12.100599	to	$12.977394	$4,816,754	1.25%	to	2.45%	0.57%	to	1.56%	32.61%	to	34.21%
2012	235,029	$9.124707	to	$9.669329	$2,235,361	1.25%	to	2.45%	0.87%	to	1.00%	9.38%	to	10.70%
2011	308,881	$8.342514	to	$11.441826	$2,666,369	0.50%	to	2.45%	0.73%	to	0.77%	(8.35)%	to	(6.55)%
MFS® Growth Fund
2015	2,204,305	$24.727335	to	$25.520887	$30,701,151	0.50%	to	2.80%	—	to	0.21%	4.59%	to	6.77%
2014	2,279,203	$23.642338	to	$23.903523	$30,022,513	0.50%	to	2.80%	—	to	0.11%	5.94%	to	8.14%
2013	2,873,997	$22.103748	to	$22.317418	$35,800,328	0.50%	to	2.80%	0.13%	to	0.23%	33.08%	to	35.81%
2012	2,203,781	$16.275030	to	$16.804885	$20,452,997	0.50%	to	2.75%	—	to	—	14.20%	to	16.49%
2011	2,374,218	$13.971102	to	$14.714807	$19,076,490	0.50%	to	2.75%	0.02%	to	0.19%	(3.03)%	to	(1.05)%
MFS® Global Equity Fund
2015	246,746	$20.069905	to	$25.428183	$5,128,324	0.85%	to	2.70%	1.01%	to	1.15%	(4.04)%	to	(2.25)%
2014	294,014	$20.914881	to	$26.012901	$6,312,544	0.85%	to	2.70%	0.69%	to	0.84%	1.11%	to	2.99%
2013	384,428	$18.124901	to	$25.256535	$8,069,294	0.85%	to	2.55%	—	to	0.79%	24.60%	to	26.73%
2012	437,499	$14.612304	to	$19.929000	$7,288,786	0.85%	to	2.50%	1.03%	to	1.27%	20.30%	to	22.30%
2011	464,088	$13.828035	to	$16.295758	$6,426,296	0.85%	to	2.75%	0.74%	to	0.83%	(6.92)%	to	(5.13)%
MFS® Investors Trust Fund
2015	3,654,707	$15.503770	to	$20.279694	$54,485,307	1.25%	to	2.80%	0.69%	to	0.92%	(2.55)%	to	(1.29)%
2014	4,597,367	$15.706113	to	$20.810395	$69,771,301	1.25%	to	2.80%	0.76%	to	0.95%	7.94%	to	9.34%
2013	6,054,205	$14.365075	to	$19.279366	$84,388,804	1.25%	to	2.80%	0.96%	to	1.05%	28.41%	to	30.10%
2012	8,821,250	$12.947102	to	$15.044887	$95,170,363	0.85%	to	2.75%	0.88%	to	1.13%	15.95%	to	18.17%
2011	11,543,812	$10.955973	to	$12.975161	$106,104,005	0.85%	to	2.75%	0.92%	to	0.93%	(4.84)%	to	(3.01)%
MFS® Mid Cap Growth Fund
2015	2,271,225	$9.620047	to	$26.545633	$19,659,627	0.85%	to	2.75%	—	to	—	1.77%	to	3.73%
2014	2,268,798	$9.274418	to	$26.082856	$19,245,205	0.85%	to	2.75%	—	to	—	5.91%	to	7.94%
2013	2,697,012	$8.592141	to	$24.627585	$21,488,201	0.85%	to	2.75%	—	to	—	33.99%	to	36.56%
2012	3,312,657	$6.292057	to	$18.380541	$19,466,114	0.85%	to	2.75%	—	to	—	13.36%	to	15.53%
2011	3,997,375	$5.446116	to	$16.214434	$20,537,953	0.85%	to	2.75%	—	to	—	(8.56)%	to	(6.81)%
MFS® New Discovery Fund
2015	1,738,459	$13.219046	to	$28.186188	$32,932,634	0.65%	to	2.80%	—	to	—	(4.60)%	to	(2.78)%
2014	2,233,899	$13.596976	to	$29.543884	$44,234,490	0.65%	to	2.80%	—	to	—	(9.82)%	to	(8.09)%
2013	2,871,838	$14.794347	to	$32.844644	$61,957,861	0.65%	to	2.75%	—	to	—	37.68%	to	40.30%
2012	3,994,445	$10.544547	to	$23.855023	$62,669,054	0.65%	to	2.75%	—	to	—	17.94%	to	20.11%
2011	5,163,096	$18.295413	to	$20.226875	$67,973,864	0.85%	to	2.75%	—	to	—	(12.70)%	to	(11.03)%
MFS® Total Return Fund
2015	9,407,888	$16.053954	to	$17.281075	$168,891,338	0.50%	to	2.75%	2.39%	to	2.71%	(3.07)%	to	(1.08)%
2014	12,236,910	$16.563028	to	$17.468930	$223,847,629	0.50%	to	2.75%	1.72%	to	1.91%	5.56%	to	7.70%
2013	15,615,193	$15.691254	to	$16.220544	$268,989,737	0.50%	to	2.75%	1.64%	to	2.00%	15.82%	to	18.15%
2012	21,225,795	$13.548161	to	$13.729253	$315,385,211	0.50%	to	2.75%	2.54%	to	3.08%	8.24%	to	10.38%
2011	25,440,365	$12.438064	to	$12.516844	$345,863,316	0.50%	to	2.75%	3.56%	to	3.62%	(0.99)%	to	1.08%
MFS® Value Fund
2015	3,165,663	$20.172589	to	$21.687103	$66,887,253	0.50%	to	2.80%	2.11%	to	2.31%	(3.48)%	to	(1.43)%
2014	3,800,607	$20.899410	to	$22.001303	$82,955,423	0.50%	to	2.80%	1.30%	to	1.52%	7.46%	to	9.65%
2013	4,737,281	$19.448755	to	$20.064557	$96,244,644	0.50%	to	2.80%	0.98%	to	1.69%	32.14%	to	34.92%
2012	5,634,579	$14.748701	to	$14.871543	$86,066,142	0.50%	to	2.75%	1.44%	to	1.73%	13.11%	to	15.30%
2011	6,402,956	$12.897618	to	$13.039429	$86,277,227	0.50%	to	2.75%	1.42%	to	1.99%	(3.01)%	to	(0.96)%
MFS® Total Return Bond Series+
2015	6,505,496	$12.626347	to	$13.246484	$86,674,926	0.50%	to	2.80%	3.22%	to	3.45%	(3.06)%	to	(1.08)%
2014	7,654,111	$13.024355	to	$13.390681	$104,151,511	0.50%	to	2.80%	2.61%	to	2.94%	2.92%	to	5.09%
2013	9,445,216	$12.654375	to	$12.741841	$123,654,533	0.50%	to	2.80%	1.11%	to	1.68%	(3.77)%	to	(1.78)%
2012	6,466,424	$12.972863	to	$13.176544	$85,900,778	0.50%	to	2.75%	2.36%	to	2.63%	4.44%	to	6.52%
2011	6,808,775	$12.178636	to	$12.616431	$85,737,316	0.50%	to	2.75%	2.92%	to	4.19%	3.85%	to	5.95%
MFS® Research Fund
2015	216,688	$20.317840	to	$21.898439	$3,977,640	0.85%	to	2.75%	0.52%	to	0.73%	(1.93)%	to	(0.05)%
2014	301,257	$20.327821	to	$22.329543	$5,573,469	0.85%	to	2.75%	—	to	0.82%	7.21%	to	9.27%
2013	324,638	$16.078705	to	$18.603416	$5,542,668	0.85%	to	2.50%	0.32%	to	0.33%	29.02%	to	31.17%
2012	379,049	$12.462085	to	$14.183107	$4,981,965	0.85%	to	2.50%	0.40%	to	0.77%	14.38%	to	16.28%
2011	419,371	$10.895528	to	$12.197402	$4,790,149	0.85%	to	2.50%	0.88%	to	1.02%	(2.91)%	to	(1.29)%
MFS® High Yield Portfolio
2015	3,201,384	$9.703703	to	$10.190929	$31,860,609	0.85%	to	2.80%	7.11%	to	7.11%	(6.86)%	to	(5.03)%
2014	4,054,245	$10.418731	to	$10.730506	$42,882,934	0.85%	to	2.80%	4.75%	to	5.44%	(0.03)%	to	1.94%
2013	5,186,327	$10.422041	to	$10.526650	$54,331,348	0.85%	to	2.80%	2.42%	to	2.42%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2015	23,105	$11.291541	to	$11.831361	$270,210	0.50%	to	1.45%	0.92%	to	1.05%	(2.43)%	to	(1.49)%
2014	24,332	$11.572322	to	$12.010881	$289,987	0.50%	to	1.45%	1.89%	to	2.25%	0.46%	to	1.42%
2013	19,169	$11.842252	to	$11.910946	$227,327	0.50%	to	0.75%	1.07%	to	1.86%	13.56%	to	13.85%
2012	9,304	$10.402073	to	$10.488588	$96,822	0.50%	to	0.75%	1.64%	to	1.88%	9.15%	to	9.42%
2011	1,934	$9.493620	to	$9.506683	$18,375	0.50%	to	0.65%	3.80%	to	4.01%	(5.06)%	to	(4.93)%
BlackRock Global Opportunities V.I. Fund
2015	2,286	$16.784034	to	$16.862821	$38,427	2.00%	to	2.45%	0.98%	to	1.11%	(1.72)%	to	(1.28)%
2014	2,089	$17.078460	to	$17.081562	$35,672	2.00%	to	2.45%	1.16%	to	1.27%	(6.47)%	to	(6.05)%
2013	1,865	$18.181762	to	$18.260509	$34,025	2.00%	to	2.45%	0.34%	to	0.36%	26.64%	to	27.21%
2012	1,462	$14.419749	to	$14.419749	$21,086	2.45%	to	2.45%	1.05%	to	1.05%	11.84%	to	11.84%
2011	1,485	$12.660099	to	$12.660099	$18,803	2.05%	to	2.05%	1.14%	to	1.14%	(14.17)%	to	(14.17)%
BlackRock Large Cap Growth V.I. Fund
2015	25,661	$14.612422	to	$23.890870	$445,990	1.75%	to	2.45%	0.45%	to	0.57%	0.24%	to	0.95%
2014	26,734	$14.475438	to	$23.833152	$461,428	1.75%	to	2.45%	0.54%	to	0.56%	11.40%	to	12.18%
2013	28,927	$12.903287	to	$15.196385	$439,153	1.75%	to	2.15%	0.49%	to	0.70%	31.07%	to	31.60%
2012	35,872	$9.805179	to	$11.593941	$414,538	1.75%	to	2.15%	0.87%	to	1.42%	12.77%	to	13.23%
2011	41,592	$8.659900	to	$10.280734	$418,322	1.75%	to	2.15%	0.87%	to	0.87%	0.27%	to	0.68%
BlackRock Equity Dividend V.I. Fund
2015	50,589	$14.489678	to	$15.182254	$760,676	0.50%	to	1.45%	1.45%	to	1.45%	(2.25)%	to	(1.31)%
2014	48,032	$14.822529	to	$15.384149	$732,802	0.50%	to	1.45%	1.45%	to	1.49%	7.50%	to	8.52%
2013	71,399	$13.788918	to	$14.176061	$1,005,774	0.50%	to	1.45%	1.69%	to	1.71%	22.33%	to	23.50%
2012	89,954	$11.271579	to	$11.522602	$1,029,040	0.30%	to	1.45%	2.06%	to	2.40%	10.29%	to	11.57%
2011	11,186	$10.219931	to	$10.328117	$115,017	0.30%	to	1.45%	0.49%	to	1.67%	2.20%	to	3.28%
UIF Core Plus Fixed Income Portfolio
2015	4,119	$10.386757	to	$10.386757	$42,783	1.70%	to	1.70%	3.22%	to	3.22%	(2.50)%	to	(2.50)%
2014	4,187	$10.653472	to	$10.653472	$44,603	1.70%	to	1.70%	2.57%	to	2.57%	5.75%	to	5.75%
2013	3,079	$10.073973	to	$10.073973	$31,013	1.70%	to	1.70%	—	to	—	0.74%	to	0.74%
UIF Growth Portfolio
2015	17,531	$14.633999	to	$15.157585	$262,035	1.35%	to	2.75%	—	to	—	8.93%	to	10.47%
2014	18,621	$13.434144	to	$13.721383	$253,346	1.35%	to	2.75%	—	to	—	3.21%	to	4.67%
2013	21,059	$13.016247	to	$13.109696	$275,252	1.35%	to	2.75%	—	to	—	30.16%	to	31.10%
UIF Mid Cap Growth Portfolio
2015	114,453	$15.255417	to	$23.477293	$1,673,534	0.85%	to	2.70%	—	to	—	(8.49)%	to	(6.79)%
2014	127,397	$16.365859	to	$25.656623	$2,008,157	0.85%	to	2.70%	—	to	—	(0.87)%	to	0.98%
2013	148,044	$16.207149	to	$25.882254	$2,321,328	0.85%	to	2.70%	0.22%	to	0.25%	33.83%	to	36.32%
2012	181,860	$11.888928	to	$19.340060	$2,105,964	0.85%	to	2.70%	—	to	—	5.60%	to	7.57%
2011	245,325	$11.052068	to	$18.314240	$2,662,967	0.85%	to	2.70%	0.23%	to	0.23%	(9.65)%	to	(7.96)%
Invesco V.I. American Value Fund
2015	46,583	$14.058086	to	$15.933971	$721,691	0.85%	to	2.45%	0.01%	to	0.01%	(11.55)%	to	(10.13)%
2014	51,282	$15.894550	to	$17.729300	$888,880	0.85%	to	2.45%	0.19%	to	0.27%	6.83%	to	8.55%
2013	66,877	$14.878459	to	$16.332597	$1,067,146	0.85%	to	2.45%	0.53%	to	0.55%	30.69%	to	32.80%
2012	69,297	$12.298679	to	$19.252196	$836,670	0.85%	to	2.40%	0.65%	to	0.65%	14.30%	to	16.09%
2011	71,387	$9.964752	to	$10.594517	$743,637	0.85%	to	2.45%	0.28%	to	0.61%	(1.61)%	to	(0.03)%
Morgan Stanley Mid Cap Growth Portfolio
2015	8,862	$13.128552	to	$14.645554	$128,306	1.35%	to	2.20%	—	to	—	(8.84)%	to	(8.06)%
2014	9,586	$14.401329	to	$15.929315	$151,149	1.35%	to	2.20%	—	to	—	(1.41)%	to	(0.57)%
2013	18,343	$14.607207	to	$16.020231	$283,325	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
2012	15,178	$10.870781	to	$11.821534	$171,993	1.35%	to	2.20%	—	to	—	5.88%	to	6.78%
2011	13,573	$10.267063	to	$11.070503	$144,190	1.35%	to	2.20%	0.14%	to	0.16%	(9.20)%	to	(8.42)%
BlackRock Capital Appreciation V.I. Fund
2015	40,469	$14.673899	to	$15.375355	$624,328	0.50%	to	1.45%	—	to	—	5.08%	to	6.08%
2014	41,319	$13.965119	to	$14.494328	$597,189	0.50%	to	1.45%	—	to	—	6.99%	to	8.01%
2013	68,704	$13.052518	to	$13.419051	$919,749	0.50%	to	1.45%	—	to	—	31.48%	to	32.73%
2012	95,996	$9.927679	to	$10.148832	$972,985	0.30%	to	1.45%	0.62%	to	0.76%	11.94%	to	13.23%
2011	12,142	$8.869117	to	$8.963072	$108,335	0.30%	to	1.45%	0.26%	to	0.82%	(11.31)%	to	(10.37)%
Columbia Variable Portfolio - International Opportunities Fund+
2015	2,987,833	$1.680317	to	$15.833876	$6,007,103	1.70%	to	2.80%	0.29%	to	0.31%	(2.79)%	to	(1.72)%
2014	3,565,725	$1.709680	to	$16.288879	$7,175,713	1.70%	to	2.80%	0.02%	to	0.03%	(7.71)%	to	(6.69)%
2013	4,258,552	$1.832327	to	$17.650526	$8,926,475	1.70%	to	2.80%	0.42%	to	0.44%	17.07%	to	18.37%
2012	5,438,166	$1.548002	to	$15.076473	$9,036,590	1.70%	to	2.80%	0.94%	to	0.98%	14.38%	to	15.64%
2011	6,617,853	$1.338641	to	$13.181602	$9,146,485	1.70%	to	2.80%	0.81%	to	0.84%	(18.50)%	to	(17.60)%
Columbia Variable Portfolio - Large Cap Growth Fund III+
2015	2,661,041	$1.904834	to	$22.246186	$6,236,464	1.70%	to	2.80%	0.16%	to	0.17%	(0.26)%	to	0.85%
2014	3,193,683	$1.888859	to	$22.303836	$7,309,119	1.70%	to	2.80%	0.42%	to	0.50%	9.35%	to	10.56%
2013	4,398,189	$1.708462	to	$20.396784	$8,678,906	1.70%	to	2.80%	0.41%	to	0.43%	34.29%	to	35.77%
2012	5,949,085	$1.258311	to	$15.188400	$7,799,396	1.70%	to	2.80%	0.36%	to	0.36%	8.95%	to	10.15%
2011	7,287,366	$1.142364	to	$13.941301	$8,462,648	1.70%	to	2.80%	0.44%	to	0.45%	(5.30)%	to	(4.25)%
Columbia Variable Portfolio — Asset Allocation Fund
2015	1,615,330	$1.530186	to	$17.569038	$2,685,616	1.70%	to	2.80%	2.01%	to	2.07%	(1.72)%	to	(0.64)%
2014	1,975,569	$1.390229	to	$1.539994	$3,266,714	1.70%	to	2.50%	2.27%	to	2.50%	7.33%	to	8.19%
2013	2,523,886	$1.295289	to	$1.423392	$3,713,728	1.70%	to	2.50%	2.39%	to	2.43%	15.25%	to	16.18%
2012	3,289,299	$1.123871	to	$1.225172	$3,985,657	1.70%	to	2.50%	2.14%	to	2.22%	10.24%	to	11.12%
2011	4,008,963	$1.019491	to	$1.102523	$4,299,557	1.70%	to	2.50%	2.23%	to	2.61%	(3.30)%	to	(2.52)%
Variable Portfolio - Loomis Sayles Growth Fund II +
2015	2,476,665	$1.802845	to	$21.293528	$5,211,773	1.70%	to	2.75%	0.10%	to	0.11%	(0.60)%	to	0.45%
2014	3,017,956	$1.794775	to	$21.422073	$6,171,835	1.70%	to	2.75%	0.21%	to	0.22%	6.45%	to	7.58%
2013	3,769,794	$1.668349	to	$20.123240	$7,084,761	1.70%	to	2.75%	0.23%	to	0.24%	31.97%	to	33.36%
2012	4,898,196	$1.251027	to	$15.248518	$6,709,942	1.70%	to	2.75%	0.68%	to	1.02%	9.19%	to	10.35%
2011	6,334,997	$1.133734	to	$13.964689	$7,494,012	1.70%	to	2.75%	0.29%	to	0.55%	(5.28)%	to	(4.28)%
Columbia Variable Portfolio - Large Cap Growth Fund II+
2015	574,393	$2.311211	to	$19.725659	$1,493,215	1.70%	to	2.75%	—	to	—	(1.21)%	to	(0.17)%
2014	724,987	$2.315155	to	$19.967927	$1,897,353	1.70%	to	2.75%	—	to	—	6.10%	to	7.22%
2013	938,655	$2.159184	to	$18.819243	$2,218,996	1.70%	to	2.75%	0.44%	to	0.46%	38.58%	to	40.04%
2012	1,144,242	$1.541885	to	$13.580451	$1,872,420	1.70%	to	2.75%	—	to	—	8.36%	to	9.51%
2011	1,543,365	$1.408027	to	$12.532397	$2,187,763	1.70%	to	2.75%	—	to	—	(14.32)%	to	(13.42)%
Columbia Variable Portfolio — Dividend Opportunity Fund
2015	638,628	$11.866359	to	$12.491639	$7,817,514	1.70%	to	2.80%	—	to	—	(5.34)%	to	(4.29)%
2014	729,017	$12.535952	to	$13.052025	$9,365,686	1.70%	to	2.80%	—	to	—	7.04%	to	8.22%
2013	844,488	$11.711566	to	$12.060362	$10,069,242	1.70%	to	2.80%	—	to	—	23.32%	to	24.68%
2012	1,030,694	$9.497019	to	$9.672993	$9,901,448	1.70%	to	2.80%	—	to	—	10.95%	to	12.18%
2011	1,191,510	$8.559404	to	$8.622664	$10,246,502	1.70%	to	2.80%	—	to	—	(14.41)%	to	(13.77)%
Columbia Variable Portfolio — Income Opportunities Fund
2015	613,284	$9.825034	to	$10.130224	$6,144,082	1.70%	to	2.80%	9.20%	to	9.34%	(3.73)%	to	(2.67)%
2014	741,140	$10.214820	to	$10.407596	$7,660,597	1.70%	to	2.75%	—	to	—	1.20%	to	2.27%
2013	895,545	$10.093976	to	$10.177068	$9,087,876	1.70%	to	2.75%	5.48%	to	6.18%	0.94%	to	1.77%
Columbia Variable Portfolio - Mid Cap Growth Fund+
2015	600,424	$12.848975	to	$13.229680	$7,843,268	1.70%	to	2.75%	—	to	—	2.75%	to	3.84%
2014	708,214	$12.505029	to	$12.741041	$8,951,793	1.70%	to	2.75%	—	to	—	4.50%	to	5.60%
2013	828,931	$11.966406	to	$12.064865	$9,966,805	1.70%	to	2.75%	—	to	—	19.66%	to	20.65%
Oppenheimer Capital Appreciation Fund/VA
2015	62,594	$13.703122	to	$15.052983	$925,014	1.25%	to	2.45%	—	to	—	0.77%	to	1.98%
2014	72,050	$14.760057	to	$22.965685	$1,049,576	1.25%	to	2.70%	—	to	0.18%	12.06%	to	13.70%
2013	54,304	$12.104780	to	$12.981843	$697,834	1.25%	to	2.45%	0.74%	to	0.75%	26.30%	to	27.82%
2012	47,922	$9.584110	to	$10.156114	$482,974	1.25%	to	2.45%	0.40%	to	0.40%	11.05%	to	12.39%
2011	48,184	$8.630210	to	$9.036227	$432,758	1.25%	to	2.45%	0.11%	to	0.11%	(3.76)%	to	(2.60)%
Oppenheimer Global Fund/VA
2015	400,978	$14.832940	to	$21.121837	$5,721,917	0.85%	to	2.70%	0.94%	to	1.06%	0.91%	to	2.79%
2014	480,986	$14.429674	to	$20.931410	$6,711,569	0.85%	to	2.70%	0.83%	to	0.86%	(0.66)%	to	1.19%
2013	530,619	$14.259651	to	$21.071035	$7,345,651	0.85%	to	2.70%	1.15%	to	1.17%	23.61%	to	25.92%
2012	619,524	$11.324646	to	$17.046140	$6,806,454	0.85%	to	2.70%	1.89%	to	1.92%	17.73%	to	19.93%
2011	724,077	$9.442914	to	$14.478898	$6,664,682	0.85%	to	2.70%	0.86%	to	1.05%	(10.96)%	to	(9.30)%
Oppenheimer Main Street Fund®/VA
2015	33,266	$15.958911	to	$22.676715	$544,744	1.25%	to	2.40%	0.65%	to	0.71%	0.66%	to	1.83%
2014	48,941	$15.672806	to	$22.120031	$771,616	1.25%	to	2.70%	—	to	0.65%	7.46%	to	9.03%
2013	89,501	$14.374844	to	$20.901096	$1,276,256	1.25%	to	2.40%	0.85%	to	0.87%	28.32%	to	29.81%
2012	100,874	$11.073999	to	$16.287648	$1,110,299	1.25%	to	2.40%	0.66%	to	0.66%	13.84%	to	15.16%
2011	106,383	$9.616108	to	$14.306888	$1,021,065	1.25%	to	2.40%	0.57%	to	0.58%	(2.68)%	to	(1.55)%
Oppenheimer Main Street Small Cap Fund/VA
2015	266,731	$18.248414	to	$25.493533	$4,687,398	0.85%	to	2.70%	0.61%	to	0.63%	(8.60)%	to	(6.89)%
2014	323,355	$19.598483	to	$27.891160	$6,129,610	0.85%	to	2.70%	0.62%	to	0.66%	8.68%	to	10.71%
2013	380,278	$17.702586	to	$25.663354	$6,526,667	0.85%	to	2.70%	0.64%	to	0.71%	36.88%	to	39.43%
2012	480,151	$12.696051	to	$18.748471	$5,931,035	0.85%	to	2.70%	0.33%	to	0.33%	14.54%	to	16.67%
2011	562,694	$10.881609	to	$16.368904	$5,999,393	0.85%	to	2.70%	0.38%	to	0.40%	(4.98)%	to	(3.21)%
Oppenheimer Equity Income Fund/VA
2015	22,574	$11.297861	to	$12.410922	$274,799	1.25%	to	2.45%	2.71%	to	2.91%	(12.00)%	to	(10.94)%
2014	24,066	$13.935715	to	$20.291605	$335,468	1.25%	to	2.70%	—	to	1.46%	7.78%	to	9.35%
2013	19,970	$11.882762	to	$12.743814	$251,413	1.25%	to	2.45%	1.15%	to	1.17%	25.59%	to	27.11%
2012	18,599	$9.461400	to	$10.026112	$184,136	1.25%	to	2.45%	1.13%	to	1.22%	10.35%	to	11.68%
2011	21,369	$8.573920	to	$8.977327	$190,149	1.25%	to	2.45%	0.88%	to	0.91%	(6.80)%	to	(5.67)%
Putnam VT Diversified Income Fund
2015	1,120,054	$13.436838	to	$17.249985	$14,450,912	0.85%	to	2.70%	9.15%	to	9.19%	(4.94)%	to	(3.17)%
2014	1,264,497	$13.876408	to	$18.147034	$16,981,470	0.85%	to	2.70%	7.86%	to	8.24%	(2.33)%	to	(0.50)%
2013	1,465,125	$13.946422	to	$18.579157	$20,076,797	0.85%	to	2.70%	3.08%	to	3.24%	4.94%	to	6.90%
2012	1,730,044	$13.046179	to	$17.704317	$23,058,536	0.85%	to	2.70%	5.51%	to	5.85%	8.55%	to	10.58%
2011	1,704,081	$11.797815	to	$16.309098	$20,344,537	0.85%	to	2.70%	9.09%	to	9.70%	(5.75)%	to	(3.99)%
Putnam VT Global Asset Allocation Fund
2015	43,479	$14.664852	to	$20.397890	$631,283	1.25%	to	2.40%	1.06%	to	3.48%	(2.20)%	to	(1.07)%
2014	32,187	$14.823677	to	$20.857346	$474,935	1.25%	to	2.40%	2.56%	to	5.34%	6.83%	to	8.06%
2013	62,065	$13.717537	to	$19.524199	$996,265	1.25%	to	2.40%	2.21%	to	2.49%	16.66%	to	18.01%
2012	163,959	$10.968758	to	$11.624156	$2,453,434	1.25%	to	2.45%	0.73%	to	0.73%	11.44%	to	12.78%
2011	64,051	$9.843114	to	$10.306896	$702,368	1.25%	to	2.45%	3.67%	to	4.35%	(2.83)%	to	(1.66)%
Putnam VT International Value Fund
2015	22,418	$8.295657	to	$14.065519	$181,713	1.25%	to	2.30%	1.30%	to	1.33%	(4.23)%	to	(3.22)%
2014	23,587	$8.571474	to	$14.686660	$198,254	1.25%	to	2.30%	1.33%	to	1.51%	(11.55)%	to	(10.61)%
2013	25,866	$9.589137	to	$16.603933	$244,253	1.25%	to	2.30%	2.39%	to	2.52%	19.43%	to	20.69%
2012	26,718	$7.944968	to	$13.902110	$209,457	1.25%	to	2.30%	2.97%	to	3.01%	18.94%	to	20.19%
2011	34,887	$6.610214	to	$11.688567	$227,998	1.25%	to	2.30%	1.16%	to	2.55%	(15.75)%	to	(14.85)%
Putnam VT International Equity Fund
2015	49,032	$9.252407	to	$14.630565	$441,289	1.25%	to	2.75%	1.10%	to	1.15%	(2.58)%	to	(1.10)%
2014	45,974	$9.355678	to	$15.017522	$421,137	1.25%	to	2.75%	—	to	0.89%	(9.31)%	to	(7.94)%
2013	53,270	$9.446836	to	$10.162125	$576,510	1.25%	to	2.50%	1.41%	to	1.71%	24.91%	to	26.48%
2012	44,962	$7.562887	to	$8.034559	$351,891	1.25%	to	2.50%	2.01%	to	2.16%	18.91%	to	20.40%
2011	45,155	$6.360315	to	$6.673092	$295,074	1.25%	to	2.50%	3.01%	to	3.26%	(18.99)%	to	(17.97)%
Putnam VT Small Cap Value Fund
2015	9,883	$14.115548	to	$15.507856	$163,592	1.25%	to	2.45%	0.83%	to	1.05%	(6.56)%	to	(5.43)%
2014	14,308	$15.106103	to	$16.398051	$274,439	1.25%	to	2.45%	0.32%	to	0.39%	0.93%	to	2.15%
2013	115,178	$14.966864	to	$16.053056	$2,440,595	1.25%	to	2.45%	0.65%	to	0.75%	36.23%	to	37.87%
2012	124,851	$11.643282	to	$18.038393	$2,037,385	1.25%	to	2.40%	0.44%	to	0.63%	14.70%	to	16.03%
2011	150,277	$10.034835	to	$15.726231	$2,223,226	1.25%	to	2.40%	0.04%	to	0.55%	(6.99)%	to	(5.91)%
Putnam VT Voyager Fund
2015	109,008	$14.368979	to	$20.871737	$2,142,352	0.50%	to	1.45%	1.09%	to	1.35%	(7.46)%	to	(6.58)%
2014	115,912	$15.528119	to	$22.342034	$2,439,445	0.50%	to	1.45%	0.74%	to	0.76%	8.14%	to	9.17%
2013	128,572	$14.359054	to	$20.464635	$2,471,029	0.50%	to	1.45%	1.02%	to	1.14%	41.66%	to	43.01%
2012	177,838	$10.136459	to	$14.310109	$2,352,712	0.50%	to	1.45%	0.16%	to	0.36%	12.58%	to	13.66%
2011	55,647	$9.580455	to	$12.590426	$690,523	0.50%	to	1.00%	—	to	—	(18.26)%	to	(4.20)%
JPMorgan Insurance Trust Core Bond Portfolio
2015	3,006,288	$12.175891	to	$12.641709	$41,578,351	1.25%	to	2.40%	3.61%	to	3.88%	(1.28)%	to	(0.14)%
2014	3,881,017	$12.333558	to	$12.659001	$53,888,162	1.25%	to	2.40%	3.84%	to	3.86%	2.43%	to	3.61%
2013	4,840,343	$12.040964	to	$12.217394	$65,170,524	1.25%	to	2.40%	4.55%	to	4.62%	(3.81)%	to	(2.69)%
2012	5,902,959	$12.517433	to	$12.555596	$82,006,190	1.25%	to	2.40%	4.47%	to	5.04%	2.83%	to	4.02%
2011	6,560,815	$12.069936	to	$12.172408	$87,932,368	1.25%	to	2.40%	5.34%	to	5.68%	4.91%	to	6.12%
JPMorgan Insurance Trust U.S. Equity Portfolio
2015	251,763	$21.518700	to	$23.804022	$5,467,830	1.35%	to	2.40%	1.14%	to	1.14%	(1.53)%	to	(0.49)%
2014	307,001	$17.827021	to	$24.173549	$6,700,919	1.25%	to	2.40%	—	to	0.95%	11.20%	to	12.49%
2013	369,037	$19.243071	to	$21.738466	$7,175,293	1.35%	to	2.40%	1.21%	to	1.33%	32.99%	to	34.39%
2012	502,862	$14.318621	to	$16.345889	$7,260,683	1.35%	to	2.40%	1.46%	to	1.50%	14.86%	to	16.07%
2011	679,912	$12.336241	to	$14.231411	$8,437,083	1.35%	to	2.40%	1.18%	to	1.19%	(4.19)%	to	(3.18)%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
2015	269,373	$17.224146	to	$25.582389	$6,192,871	1.25%	to	2.40%	0.35%	to	0.65%	(8.10)%	to	(7.04)%
2014	330,353	$18.528810	to	$27.838671	$8,187,654	1.25%	to	2.40%	0.63%	to	0.65%	13.12%	to	14.42%
2013	430,868	$16.193109	to	$24.610629	$9,333,904	1.25%	to	2.40%	1.02%	to	1.05%	37.26%	to	38.84%
2012	550,950	$11.662724	to	$17.929904	$8,595,927	1.25%	to	2.40%	0.64%	to	0.74%	13.38%	to	14.69%
2011	666,974	$10.169123	to	$15.814407	$9,039,740	1.25%	to	2.40%	0.79%	to	0.84%	(3.86)%	to	(2.75)%
JPMorgan Insurance Trust Mid Cap Value Portfolio
2015	177,496	$22.681297	to	$25.967316	$4,053,803	1.35%	to	2.40%	0.98%	to	1.01%	(4.96)%	to	(3.96)%
2014	214,666	$18.991034	to	$27.323907	$5,113,560	1.25%	to	2.40%	0.68%	to	0.79%	12.38%	to	13.68%
2013	284,535	$16.705994	to	$24.314080	$6,014,616	1.25%	to	2.40%	1.02%	to	1.12%	29.17%	to	30.66%
2012	380,569	$12.785886	to	$18.823628	$6,104,691	1.25%	to	2.40%	1.04%	to	1.09%	17.52%	to	18.88%
2011	534,703	$10.755075	to	$16.016848	$7,226,664	1.25%	to	2.40%	1.30%	to	1.33%	(0.26)%	to	0.89%
Putnam VT Equity Income Fund
2015	8,387	$17.866924	to	$22.967914	$174,014	0.50%	to	1.45%	1.60%	to	1.61%	(4.44)%	to	(3.53)%
2014	8,427	$18.696791	to	$23.807401	$182,017	0.50%	to	1.45%	—	to	1.70%	11.04%	to	12.10%
2013	3,045	$16.413133	to	$21.237933	$63,117	0.50%	to	0.75%	1.90%	to	1.91%	31.43%	to	31.75%
2012	1,759	$12.488476	to	$16.119278	$27,304	0.50%	to	0.75%	—	to	2.23%	18.41%	to	18.71%
2011	31,532	$13.527879	to	$13.578750	$426,630	0.50%	to	0.65%	—	to	—	1.26%	to	1.41%
PIMCO All Asset Fund
2015	12,237	$9.898136	to	$10.371232	$125,613	0.50%	to	1.45%	2.22%	to	3.12%	(10.49)%	to	(9.64)%
2014	14,522	$11.058750	to	$11.477712	$165,373	0.50%	to	1.45%	5.10%	to	5.11%	(0.99)%	to	(0.05)%
2013	14,599	$11.169440	to	$11.482988	$166,670	0.50%	to	1.45%	4.50%	to	4.52%	(1.33)%	to	(0.39)%
2012	14,671	$11.320194	to	$11.527936	$168,501	0.50%	to	1.45%	5.06%	to	5.89%	13.16%	to	14.23%
2011	11,281	$10.077613	to	$10.091449	$113,692	0.50%	to	0.65%	3.87%	to	4.59%	0.78%	to	0.91%
PIMCO Global Dividend Portfolio+
2015	44,135	$10.647811	to	$11.156688	$487,826	0.50%	to	1.45%	5.82%	to	5.83%	(10.33)%	to	(9.47)%
2014	41,924	$11.874091	to	$12.323864	$513,126	0.50%	to	1.45%	—	to	—	(0.55)%	to	0.40%
2013	65,531	$11.939466	to	$12.274554	$799,977	0.50%	to	1.45%	2.09%	to	2.19%	17.48%	to	18.60%
2012	81,722	$10.162951	to	$10.389198	$844,011	0.30%	to	1.45%	0.83%	to	0.98%	8.19%	to	9.44%
2011	10,173	$9.393438	to	$9.492820	$96,134	0.30%	to	1.45%	0.04%	to	0.12%	(6.07)%	to	(5.07)%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2015	1,127	$9.546608	to	$9.546608	$10,755	1.45%	to	1.45%	1.50%	to	1.50%	(1.69)%	to	(1.69)%
2014	1,479	$9.711208	to	$9.711208	$14,359	1.45%	to	1.45%	2.50%	to	2.50%	3.07%	to	3.07%
2013	1,287	$9.422341	to	$9.422341	$12,126	1.45%	to	1.45%	3.15%	to	3.15%	(9.23)%	to	(9.23)%
2012	1,186	$10.381024	to	$10.381024	$12,313	1.45%	to	1.45%	3.07%	to	3.07%	7.21%	to	7.21%
Jennison 20/20 Focus Fund
2015	18,387	$2.023887	to	$21.657844	$85,344	1.40%	to	2.00%	—	to	—	3.77%	to	4.39%
2014	19,143	$1.950413	to	$20.746804	$84,887	1.40%	to	2.00%	—	to	—	4.59%	to	5.22%
2013	38,613	$1.864812	to	$19.717593	$144,028	1.40%	to	2.00%	—	to	—	26.79%	to	27.56%
2012	44,545	$1.470740	to	$15.458007	$131,830	1.40%	to	2.00%	—	to	—	8.43%	to	9.08%
2011	55,847	$1.337415	to	$14.171464	$150,201	1.40%	to	2.15%	—	to	—	(6.54)%	to	(5.83)%
Jennison Fund
2015	63,080	$1.547742	to	$12.417700	$155,175	1.40%	to	2.35%	—	to	—	8.45%	to	9.49%
2014	65,300	$1.427132	to	$11.341760	$151,007	1.40%	to	2.35%	—	to	—	7.04%	to	8.06%
2013	70,640	$1.333306	to	$10.495963	$171,440	1.40%	to	2.35%	—	to	—	33.93%	to	35.21%
2012	84,498	$0.995530	to	$7.762953	$179,421	1.40%	to	2.35%	—	to	—	13.04%	to	14.12%
2011	101,969	$0.880678	to	$6.802469	$196,196	1.40%	to	2.35%	—	to	—	(2.41)%	to	(1.48)%
Prudential Value Portfolio
2015	27,009	$1.511691	to	$1.667869	$44,106	1.40%	to	2.10%	—	to	—	(10.45)%	to	(9.82)%
2014	35,071	$1.688033	to	$1.849417	$63,429	1.40%	to	2.10%	—	to	—	7.38%	to	8.14%
2013	44,030	$1.571987	to	$1.710270	$73,096	1.40%	to	2.10%	—	to	—	29.78%	to	30.69%
2012	66,136	$1.211291	to	$1.308669	$84,945	1.40%	to	2.10%	0.54%	to	0.55%	11.76%	to	12.55%
2011	67,140	$1.083787	to	$1.162753	$76,221	1.40%	to	2.10%	0.52%	to	0.52%	(7.84)%	to	(7.20)%
Prudential SP International Growth Portfolio
2015	12,266	$1.028283	to	$1.145724	$13,515	1.40%	to	2.15%	—	to	—	0.89%	to	1.65%
2014	12,584	$1.019173	to	$1.127083	$13,687	1.40%	to	2.15%	—	to	—	(8.12)%	to	(7.42)%
2013	12,758	$1.142761	to	$1.217463	$15,201	1.40%	to	1.90%	—	to	—	16.28%	to	16.87%
2012	4,448	$0.982742	to	$0.982742	$4,371	1.90%	to	1.90%	—	to	—	19.57%	to	19.57%
2011	4,451	$0.821906	to	$0.821906	$3,658	1.90%	to	1.90%	0.45%	to	0.45%	(16.91)%	to	(16.91)%
ClearBridge Variable Dividend Strategy Portfolio+
2015	1,814	$13.551233	to	$13.551233	$24,578	1.40%	to	1.40%	1.10%	to	1.10%	(5.63)%	to	(5.63)%
2014	5,561	$14.360146	to	$14.360146	$79,854	1.40%	to	1.40%	2.77%	to	2.77%	12.03%	to	12.03%
2013	3,413	$12.817744	to	$12.817744	$43,742	1.40%	to	1.40%	1.49%	to	1.49%	24.19%	to	24.19%
2012	5,511	$10.320951	to	$10.320951	$56,878	1.40%	to	1.40%	2.78%	to	2.78%	12.62%	to	12.62%
2011	6,501	$9.164549	to	$9.164549	$59,573	1.40%	to	1.40%	2.75%	to	2.75%	6.40%	to	6.40%
Western Asset Variable Global High Yield Bond Portfolio
2015	20,395	$2.113727	to	$2.113727	$43,110	1.40%	to	1.40%	6.10%	to	6.10%	(7.15)%	to	(7.15)%
2014	20,880	$2.276448	to	$2.276448	$47,531	1.40%	to	1.40%	7.17%	to	7.17%	(2.53)%	to	(2.53)%
2013	25,701	$2.228463	to	$2.335447	$59,494	1.40%	to	1.75%	6.01%	to	6.02%	4.43%	to	4.79%
2012	25,904	$2.134001	to	$2.228629	$57,261	1.40%	to	1.75%	6.42%	to	7.48%	16.28%	to	16.68%
2011	30,330	$1.835280	to	$1.909972	$57,558	1.40%	to	1.75%	6.10%	to	7.94%	(0.05)%	to	0.30%
ClearBridge Variable Large Cap Value Portfolio
2015	336,925	$1.997233	to	$2.045867	$688,569	1.40%	to	1.55%	1.41%	to	1.49%	(4.36)%	to	(4.22)%
2014	397,427	$2.077319	to	$2.135987	$847,877	1.40%	to	1.60%	1.71%	to	5.60%	9.94%	to	10.16%
2013	124,316	$1.898638	to	$1.939051	$240,740	1.40%	to	1.55%	1.52%	to	1.69%	30.34%	to	30.53%
2012	167,940	$1.456722	to	$1.485506	$249,253	1.40%	to	1.55%	2.04%	to	2.34%	14.71%	to	14.89%
2011	232,913	$1.269877	to	$1.293026	$300,983	1.40%	to	1.55%	2.16%	to	2.27%	3.34%	to	3.49%
Invesco V.I. Growth and Income Fund
2015	85,325	$15.270465	to	$18.900842	$1,353,083	0.85%	to	2.75%	2.55%	to	2.61%	(5.94)%	to	(4.13)%
2014	99,844	$15.928552	to	$20.093823	$1,644,004	0.85%	to	2.75%	1.24%	to	1.45%	6.98%	to	9.03%
2013	119,603	$14.608687	to	$18.782197	$1,807,129	0.85%	to	2.75%	1.23%	to	1.29%	30.14%	to	32.64%
2012	136,154	$11.014058	to	$15.339500	$1,553,672	0.85%	to	2.50%	1.31%	to	1.32%	11.53%	to	13.38%
2011	148,159	$9.714248	to	$13.754203	$1,504,906	0.85%	to	2.50%	1.02%	to	1.03%	(4.68)%	to	(3.09)%
Invesco V.I. Comstock Fund
2015	11,161	$20.794676	to	$22.644138	$234,196	1.35%	to	2.75%	1.02%	to	1.69%	(8.74)%	to	(7.45)%
2014	14,920	$22.786296	to	$24.467663	$344,156	1.35%	to	2.75%	0.46%	to	0.77%	6.14%	to	7.64%
2013	21,306	$21.467646	to	$22.731362	$461,999	1.35%	to	2.75%	1.43%	to	1.46%	31.98%	to	33.84%
2012	22,275	$15.421242	to	$16.984478	$359,435	1.35%	to	2.50%	1.49%	to	1.52%	15.99%	to	17.33%
2011	26,511	$13.295328	to	$14.475731	$366,784	1.35%	to	2.50%	1.33%	to	1.35%	(4.53)%	to	(3.42)%
Invesco V.I. American Franchise Fund
2015	1,171,229	$14.794375	to	$16.242854	$18,063,322	0.85%	to	2.80%	—	to	—	2.11%	to	4.12%
2014	1,365,951	$14.489106	to	$15.600423	$20,422,512	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	1,684,210	$13.759971	to	$14.509057	$23,661,515	0.85%	to	2.75%	0.44%	to	0.47%	36.34%	to	38.95%
2012	2,308,545	$10.092241	to	$10.441741	$23,600,563	0.85%	to	2.75%	—	to	—	10.65%	to	12.77%
2011	1,209,192	$9.121149	to	$9.222875	$11,104,509	1.35%	to	2.75%	—	to	—	(8.79)%	to	(7.77)%
Invesco V.I. Mid Cap Growth Fund
2015	249,472	$13.475099	to	$14.161423	$3,480,279	1.25%	to	2.75%	—	to	—	(1.54)%	to	(0.21)%
2014	259,838	$13.685733	to	$14.191681	$3,645,741	1.25%	to	2.75%	—	to	—	5.11%	to	6.35%
2013	302,812	$13.020689	to	$13.482480	$4,006,422	0.85%	to	2.75%	0.40%	to	0.41%	33.30%	to	35.86%
2012	282,900	$9.767694	to	$9.924071	$2,783,539	0.85%	to	2.75%	—	to	—	(2.32)%	to	(0.76)%
Wells Fargo VT Index Asset Allocation Fund+
2015	5,176	$2.007157	to	$20.269257	$25,491	1.35%	to	2.10%	1.03%	to	1.03%	(0.86)%	to	(0.11)%
2014	5,151	$2.009342	to	$20.444198	$25,594	1.35%	to	2.10%	1.53%	to	1.53%	15.61%	to	16.48%
2013	5,164	$1.725118	to	$17.684334	$22,832	1.35%	to	2.10%	1.64%	to	1.65%	17.15%	to	18.03%
2012	5,180	$1.461617	to	$15.095876	$20,222	1.35%	to	2.10%	0.75%	to	0.75%	10.69%	to	11.52%
2011	10,126	$1.248140	to	$1.248140	$12,638	1.85%	to	1.85%	3.15%	to	3.15%	4.53%	to	4.53%
Wells Fargo VT Total Return Bond Fund+
2015	3,955	$1.624126	to	$1.624126	$6,423	1.35%	to	1.35%	1.28%	to	1.28%	(1.21)%	to	(1.21)%
2014	10,810	$1.643962	to	$1.643962	$17,771	1.35%	to	1.35%	1.36%	to	1.36%	4.18%	to	4.18%
2013	10,766	$1.578072	to	$1.578072	$16,990	1.35%	to	1.35%	1.25%	to	1.25%	(3.74)%	to	(3.74)%
2012	10,722	$1.639407	to	$1.639407	$17,578	1.35%	to	1.35%	1.41%	to	1.41%	4.68%	to	4.68%
2011	6,897	$1.566088	to	$1.566088	$10,802	1.35%	to	1.35%	2.67%	to	2.67%	6.87%	to	6.87%
Wells Fargo VT Intrinsic Value Fund+
2015	4,847	$1.686079	to	$1.686079	$8,180	1.85%	to	1.85%	0.73%	to	0.73%	(2.35)%	to	(2.35)%
2014	13,953	$1.840450	to	$20.036182	$24,871	1.35%	to	2.10%	—	to	0.76%	8.02%	to	8.83%
2013	22,335	$1.594447	to	$1.691084	$36,566	1.35%	to	1.85%	1.02%	to	1.04%	27.92%	to	28.56%
2012	22,196	$1.246468	to	$1.315436	$28,343	1.35%	to	1.85%	1.32%	to	1.35%	17.28%	to	17.87%
2011	23,840	$1.062802	to	$1.116024	$25,865	1.35%	to	1.85%	0.54%	to	0.54%	(3.95)%	to	(3.47)%
Wells Fargo VT International Equity Fund+
2015	759,073	$8.242927	to	$9.055534	$1,052,786	1.25%	to	2.45%	3.98%	to	4.29%	(0.18)%	to	1.02%
2014	916,944	$8.257845	to	$8.963675	$1,251,584	1.25%	to	2.45%	2.98%	to	3.25%	(7.59)%	to	(6.48)%
2013	1,080,926	$1.074273	to	$9.584438	$1,533,961	1.25%	to	2.50%	2.31%	to	2.31%	16.98%	to	18.45%
2012	1,186,484	$0.918360	to	$1.668898	$1,378,829	1.35%	to	2.50%	1.64%	to	1.67%	10.88%	to	12.16%
2011	1,533,104	$0.828268	to	$1.487983	$1,536,435	1.35%	to	2.50%	0.65%	to	0.67%	(14.94)%	to	(13.96)%
Wells Fargo VT Small Cap Growth Fund+
2015	61,879	$16.507795	to	$16.831607	$1,040,984	0.65%	to	2.75%	—	to	—	(5.28)%	to	(3.51)%
2014	73,196	$17.444155	to	$17.622403	$1,276,117	0.65%	to	2.50%	—	to	—	(4.10)%	to	(2.51)%
2013	100,196	$17.893814	to	$18.376160	$1,790,728	0.65%	to	2.50%	—	to	—	46.84%	to	49.26%
2012	131,157	$12.513990	to	$12.903704	$1,598,916	1.25%	to	2.50%	—	to	—	5.44%	to	6.77%
2011	147,013	$11.867818	to	$12.085448	$1,686,200	1.25%	to	2.50%	—	to	—	(6.71)%	to	(5.53)%
Wells Fargo VT Discovery Fund+
2015	283	$24.537066	to	$24.537066	$6,936	1.35%	to	1.35%	—	to	—	(2.78)%	to	(2.78)%
2014	285	$25.239790	to	$25.239790	$7,188	1.35%	to	1.35%	—	to	—	(0.99)%	to	(0.99)%
2013	287	$25.492367	to	$25.492367	$7,313	1.35%	to	1.35%	0.01%	to	0.01%	41.88%	to	41.88%
2012	290	$17.968169	to	$17.968169	$5,194	1.35%	to	1.35%	—	to	—	16.16%	to	16.16%
2011	259	$15.468782	to	$15.468782	$3,999	1.35%	to	1.35%	—	to	—	(0.92)%	to	(0.92)%
Wells Fargo VT Small Cap Value Fund+
2015	611,166	$12.122406	to	$13.704915	$7,818,292	0.50%	to	2.75%	0.57%	to	0.57%	(12.78)%	to	(10.79)%
2014	694,277	$13.898230	to	$15.362791	$10,082,060	0.50%	to	2.75%	0.59%	to	0.60%	1.79%	to	4.11%
2013	803,962	$13.676754	to	$14.756163	$11,361,676	0.50%	to	2.70%	0.97%	to	0.98%	11.97%	to	14.46%
2012	977,638	$12.214883	to	$12.892309	$12,220,444	0.50%	to	2.70%	1.15%	to	1.16%	11.29%	to	13.76%
2011	1,219,642	$10.975750	to	$11.332506	$13,567,829	0.50%	to	2.70%	0.90%	to	1.08%	(9.53)%	to	(7.52)%
Wells Fargo VT Opportunity Fund+
2015	485,829	$15.282108	to	$16.813490	$7,798,176	0.50%	to	2.70%	0.40%	to	0.40%	(5.44)%	to	(3.33)%
2014	570,752	$16.160679	to	$17.392982	$9,578,830	0.50%	to	2.70%	0.27%	to	0.30%	7.75%	to	10.15%
2013	651,119	$14.997820	to	$15.790336	$10,026,795	0.50%	to	2.70%	0.43%	to	0.43%	27.51%	to	30.34%
2012	780,248	$11.762364	to	$12.114819	$9,315,735	0.50%	to	2.70%	0.60%	to	0.60%	12.72%	to	15.23%
2011	874,327	$10.435015	to	$10.513961	$9,158,329	0.50%	to	2.70%	—	to	—	4.35%	to	5.14%
HIMCO VIT Index Fund
2015	380,715	$7.533751	to	$24.105494	$7,346,949	0.30%	to	1.55%	0.36%	to	0.36%	(0.73)%	to	0.52%
2014	445,505	$7.588987	to	$23.980581	$8,233,419	0.30%	to	1.55%	—	to	—	4.53%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2015	5,383,368	$7.390702	to	$7.808156	$40,909,430	0.30%	to	1.50%	0.88%	to	0.90%	(3.35)%	to	(2.18)%
2014	5,887,625	$7.646781	to	$7.982319	$45,971,154	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund
2015	809,331	$18.080606	to	$19.503864	$11,936,057	0.50%	to	2.70%	1.19%	to	1.48%	(1.58)%	to	0.61%
2014	968,395	$18.370397	to	$19.385213	$14,244,987	0.50%	to	2.70%	—	to	—	0.71%	to	1.71%
HIMCO VIT American Funds Blue Chip Income and Growth Fund
2015	373,850	$20.241470	to	$22.545865	$5,481,238	0.30%	to	2.70%	—	to	2.67%	(5.88)%	to	(3.59)%
2014	541,025	$21.505458	to	$23.129642	$8,277,687	0.50%	to	2.70%	—	to	—	4.60%	to	5.61%
HIMCO VIT American Funds Bond Fund
2015	2,302,388	$11.615955	to	$12.413281	$25,074,597	0.50%	to	2.70%	1.77%	to	1.79%	(2.72)%	to	(0.56)%
2014	2,607,898	$11.940819	to	$12.482760	$28,842,823	0.50%	to	2.70%	—	to	—	(0.24)%	to	0.75%
HIMCO VIT American Funds Global Bond Fund
2015	211,199	$10.491931	to	$11.217539	$2,195,411	0.50%	to	2.70%	0.18%	to	1.30%	(6.94)%	to	(4.87)%
2014	282,563	$11.274306	to	$11.791607	$3,124,726	0.50%	to	2.70%	—	to	—	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund
2015	729,340	$19.078079	to	$19.158852	$8,902,134	0.50%	to	2.70%	3.40%	to	3.41%	(4.26)%	to	(2.13)%
2014	870,819	$19.576024	to	$19.927300	$10,977,894	0.50%	to	2.70%	—	to	—	(1.64)%	to	(0.68)%
HIMCO VIT American Funds Global Growth Fund
2015	180,099	$20.869025	to	$21.565093	$2,564,372	0.50%	to	2.70%	0.73%	to	0.81%	3.76%	to	6.06%
2014	207,773	$19.675954	to	$20.784553	$2,818,287	0.50%	to	2.70%	—	to	—	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund
2015	678,686	$18.503779	to	$21.259400	$7,747,579	0.50%	to	2.70%	—	to	—	(2.69)%	to	(0.53)%
2014	767,195	$18.601443	to	$21.847319	$8,846,403	0.50%	to	2.70%	—	to	—	(3.20)%	to	(2.30)%
HIMCO VIT American Funds Growth Fund
2015	3,486,242	$23.516099	to	$24.008732	$52,215,077	0.30%	to	2.75%	—	to	0.91%	3.61%	to	6.18%
2014	4,105,677	$22.363732	to	$22.696589	$58,431,416	0.50%	to	2.75%	—	to	—	2.65%	to	3.63%
HIMCO VIT American Funds Growth-Income Fund
2015	1,813,589	$21.068239	to	$22.274851	$27,011,054	0.50%	to	2.70%	0.93%	to	1.04%	(1.50)%	to	0.69%
2014	2,083,358	$21.389833	to	$22.122666	$30,983,947	0.50%	to	2.70%	—	to	—	1.66%	to	2.66%
HIMCO VIT American Funds International Fund
2015	3,132,226	$14.511118	to	$15.348523	$30,118,413	0.50%	to	2.70%	1.19%	to	1.21%	(7.37)%	to	(5.31)%
2014	3,511,918	$15.494184	to	$16.569762	$35,929,589	0.30%	to	2.70%	—	to	—	(6.81)%	to	(5.87)%
HIMCO VIT American Funds New World Fund
2015	464,236	$14.049114	to	$15.081704	$4,589,521	0.50%	to	2.70%	0.88%	to	1.07%	(6.09)%	to	(4.00)%
2014	534,411	$14.796659	to	$16.060062	$5,553,590	0.30%	to	2.70%	—	to	—	(13.28)%	to	(12.39)%
MFS® Core Equity Portfolio+
2015	477,344	$10.070613	to	$10.219591	$4,844,572	1.10%	to	2.70%	0.53%	to	0.55%	0.71%	to	2.20%
MFS® Massachusetts Investors Growth Stock Portfolio+
2015	672,245	$10.029965	to	$10.183003	$6,798,502	1.10%	to	2.75%	0.49%	to	0.50%	0.30%	to	1.83%
MFS® Research International Portfolio+
2015	1,194,012	$9.438105	to	$9.608632	$11,376,017	0.85%	to	2.80%	1.97%	to	1.98%	(5.62)%	to	(3.91)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2015 noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015.  These consolidated financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on the consolidated financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 26, 2016

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	For the years ended December 31,
(In millions)	2015	2014	2013
Revenues
Fee income and other	$1,097	$1,210	$1,462
Earned premiums	92	32	184
Net investment income	1,456	1,543	1,683
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(63)	(31)	(54)
OTTI losses recognized in other comprehensive income (losses) ("OCI")	2	2	9
Net OTTI losses recognized in earnings	(61)	(29)	(45)
Net realized capital gains on investments transferred at fair value in business disposition by reinsurance	—	—	1,561
Other net realized capital gains (losses)	(85)	606	(1,190)
Total net realized capital gains (losses)	(146)	577	326
Total revenues	2,499	3,362	3,655
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	1,402	1,460	1,758
Amortization of deferred policy acquisition costs	69	206	228
Insurance operating costs and other expenses	524	851	(401)
Reinsurance (gain) loss on disposition	(28)	(23)	1,491
Dividends to policyholders	2	7	18
Total benefits, losses and expenses	1,969	2,501	3,094
Income from continuing operations before income taxes	530	861	561
Income tax expense	30	184	49
Income from continuing operations, net of tax	500	677	512
Loss from discontinued operations, net of tax	—	—	(41)
Net income	500	677	471
Net income attributable to noncontrolling interest	—	1	6
Net income attributable to Hartford Life Insurance Company	$500	$676	$465
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income

	Year Ended December 31,
(In millions)	2015	2014	2013
Comprehensive Income
Net income	$500	$677	$471
Other comprehensive income (loss):
Change in net unrealized gain on securities	(615)	659	(1,257)
Change in net gain on cash-flow hedging instruments	(13)	(9)	(179)
Change in foreign currency translation adjustments	—	(3)	23
OCI, net of tax	(628)	647	(1,413)
Comprehensive income (loss)	(128)	1,324	(942)
Less: Comprehensive income attributable to noncontrolling interest	—	1	6
Comprehensive income (loss) attributable to Hartford Life Insurance Company	$(128)	$1,323	$(948)
 See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	As of December 31,
(In millions, except for share data)	2015	2014
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,559 and $23,260)	$24,657	$25,436
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of $49 and $139)	165	280
Equity securities, available-for-sale, at fair value (cost of $471 and $525) (includes equity securities, at fair value using the fair value option, of $281 and $248, and variable interest entity assets of $1 and $0)	459	514
Mortgage loans (net of allowance for loan losses of $19 and $15)	2,918	3,109
Policy loans, at outstanding balance	1,446	1,430
Limited partnerships, and other alternative investments (includes variable interest entity assets of $2 and $3)	1,216	1,309
Other investments	293	442
Short-term investments (includes variable interest entity assets of $2 and $15)	572	2,162
Total investments	31,726	34,682
Cash	305	258
Premiums receivable and agents’ balances, net	19	27
Reinsurance recoverables	20,499	20,053
Deferred policy acquisition costs	542	521
Deferred income taxes, net	1,581	1,237
Other assets	567	308
Separate account assets	120,111	134,689
Total assets	$175,350	$191,775
Liabilities
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	$13,850	$13,624
Other policyholder funds and benefits payable	31,157	31,994
Other liabilities (including variable interest entity liabilities of $12 and $22)	2,070	2,177
Separate account liabilities	120,111	134,689
Total liabilities	167,188	182,484
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	5,687	6,688
Accumulated other comprehensive income, net of tax	593	1,221
Retained earnings	1,876	1,376
Total stockholder’s equity	8,162	9,291
Total liabilities and stockholder’s equity	$175,350	$191,775
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interest	Total Stockholder's Equity
Balance, December 31, 2014	$6	$6,688	$1,221	$1,376	$—	$9,291
Capital contributions to parent	—	(1,001)	—	—	—	(1,001)
Net income	—	—	—	500	—	500
Total other comprehensive income	—	—	(628)	—	—	(628)
Balance, December 31, 2015	$6	$5,687	$593	$1,876	$—	$8,162
Balance, December 31, 2013	$6	$6,959	$574	$700	$—	$8,239
Capital contributions to parent	—	(271)	—	—	—	(271)
Net income	—	—	—	676	1	677
Change in non-controlling interest ownership	—	—	—	—	(1)	(1)
Total other comprehensive income	—	—	647	—	—	647
Balance, December 31, 2014	$6	$6,688	$1,221	$1,376	$—	$9,291
Balance, December 31, 2012	$6	$8,155	$1,987	$235	$—	$10,383
Capital contributions to parent	—	(1,196)	—	—	—	(1,196)
Net income	—	—	—	465	6	471
Change in non-controlling interest ownership					(6)	(6)
Total other comprehensive income	—	—	(1,413)	—	—	(1,413)
Balance, December 31, 2013	$6	$6,959	$574	$700	$—	$8,239
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	For the years ended December 31,
(In millions)	2015	2014	2013
Operating Activities
Net income	$500	$677	$471
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Amortization of deferred policy acquisition costs	69	206	228
Additions to deferred policy acquisition costs	(7)	(14)	(16)
Net realized capital (gains) losses	146	(577)	(678)
Reinsurance (gain) loss on disposition	(28)	(23)	1,491
Depreciation and amortization (accretion), net	(14)	6	53
Other operating activities, net	38	248	(328)
Change in assets and liabilities:
Increase in future policy benefits and unpaid losses and loss adjustment expenses	276	586	230
(Increase) decrease in reinsurance recoverables	(14)	170	(795)
Decrease (increase) in receivables and other assets	257	(30)	(80)
Decrease in payables and accruals	(479)	(882)	(1,532)
(Decrease) increase in accrued and deferred income taxes	(62)	302	589
Net disbursements from investment contracts related to policyholder funds – international unit-linked bonds and pension products	—	—	(1,833)
Net decrease in equity securities, trading	—	—	1,835
Net cash provided by (used for) operating activities	682	669	(365)
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	11,465	10,333	19,206
Fixed maturities, fair value option	107	358	322
Equity securities, available-for-sale	586	107	81
Mortgage loans	467	377	355
Partnerships	252	152	127
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(11,755)	(7,385)	(14,532)
Fixed maturities, fair value option	(67)	(217)	(134)
Equity securities, available-for-sale	(535)	(363)	(79)
Mortgage loans	(282)	(146)	(177)
Partnerships	(199)	(104)	(99)
Proceeds from business sold	—	—	745
Net proceeds from derivatives	(167)	(66)	(1,900)
Net decrease in policy loans	(31)	(14)	(7)
Net proceeds from (payments for) short-term investments	1,604	(556)	363
Other investing activities, net	1	34	(20)
Net cash provided by investing activities	1,446	2,510	4,251
Financing Activities
Deposits and other additions to investment and universal life-type contracts	4,674	4,567	5,943
Withdrawals and other deductions from investment and universal life-type contracts	(16,972)	(21,810)	(24,473)
Net transfers from separate accounts related to investment and universal life-type contracts	10,987	14,167	16,978
Net increase (decrease) in securities loaned or sold under agreements to repurchase	264	—	(1,615)
Capital contributions to parent	(1,001)	(275)	(1,200)
Fee to recapture affiliate reinsurance	—	—	(347)
Net repayments at maturity or settlement of consumer notes	(33)	(13)	(77)
Net cash used for financing activities	(2,081)	(3,364)	(4,791)
Foreign exchange rate effect on cash	—	(3)	9
Net increase (decrease) in cash	47	(188)	(896)
Cash — beginning of year	258	446	1,342
Cash — end of year	$305	$258	$446
Supplemental Disclosure of Cash Flow Information
Income tax (payments) refunds received	(80)	187	181
Noncash return of capital	—	(4)	(4)
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)
1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.
On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK"), to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for yen denominated fixed payout annuities. For further discussion of this transaction, see Note 4 - Reinsurance and Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Effective April 1, 2014, the Company terminated its modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.
On December 12, 2013, the Company completed the sale of the issued and outstanding equity of Hartford Life International Limited, a U.K. company ("HLIL"), to Columbia Insurance Company, a Berkshire Hathaway company.
On January 1, 2013, the Company completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 the Company completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America ("Prudential"), a subsidiary of Prudential Financial, Inc. These sales were structured as reinsurance transactions.
For further discussion of these transactions, see Note12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.
The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
Consolidation
The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities (“VIEs”) which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Discontinued Operations
The results of operations of a component of the Company are reported in discontinued operations when certain criteria are met as of the date of disposal, or earlier if classified as held-for-sale. When a component is identified for discontinued operations reporting, amounts for prior periods are retrospectively reclassified as discontinued operations. Prior to January 1, 2015, components were identified as discontinued operations if the operations and cash flows of the component had been or would be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company would not have any significant continuing involvement in the operations of the component after the disposal transaction. For transactions occurring January 1, 2015 or later, under updated guidance issued by the Financial Accounting Standards Board, components are identified as discontinued operations if they are a major part of an entity's operations and financial results such as a separate major line of business or a separate major geographical area of operations regardless of whether the Company has significant continuing involvement in the operations of the component after the disposal transaction. For information on the specific businesses and related impacts, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Future Adoption of New Accounting Standards
Financial Instruments
In January 2016, the Financial Accounting Standards Board (“FASB”) issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with changes in fair value reported in net income except for those equity securities that result in consolidation or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in accumulated other comprehensive income (“OCI”) to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, available-for-sale, at fair value with changes in fair value reported in OCI. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholders equity. Cash flows will not be affected. The impact will depend on the composition of the Company’s investment portfolio in the future and changes in fair value of the Company’s investments. As of December 31, 2015, equity securities available-for-sale totaled $178, with no unrealized gains or losses in accumulated OCI. Had the new accounting guidance been in place since the beginning of 2015, the Company would have recognized mark-to-market unrealized losses of $6 after-tax in net income for the year ended December 31, 2015.
Consolidation
The FASB issued updated consolidation guidance. The updates revise existing guidance for when to consolidate VIEs and general partners’ investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker’s or service provider’s fee arrangement is deemed to be a variable interest in an entity. The updates also modify consolidation guidance for determining whether limited partnerships are VIEs or voting interest entities. This guidance is effective January 1, 2016, and may be applied fully retrospectively or through a cumulative effect adjustment to retained earnings as of the adoption (modified retrospective approach). The Company will adopt the guidance using a modified retrospective approach effective as of January 1, 2016 and in the first quarter of 2016 will increase invested assets and other liabilities by an equal amount of less than $80, with no impact to net income, equity, or cash flows.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Revenue Recognition
The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively on January 1, 2018, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is permitted as of January 1, 2017. The Company has not yet determined its method for adoption or estimated the effect of the adoption on the Company’s Consolidated Financial Statements.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and is comprised of the run-off operations of annuity, and institutional and private-placement life insurance businesses. See Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements for further discussion of life and annuity businesses sold. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life and group disability products premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
The Company is included in The Hartford’s consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.
Dividends to Policyholders
Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.
There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder’s share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and an increase to a liability.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders’ equity as a component of Accumulated Other Comprehensive Income (Loss) (“AOCI”), after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2015, 2014 and 2013 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities for which the fair value option was elected, and derivatives contracts (both free-standing and embedded) that do not qualify or are not designated as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2015, 2014 and 2013.
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") derivative investments, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into synthetic replication transactions.
Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company also clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Fair Value Hedges
Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Cash Flow Hedges
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Net Investment in a Foreign Operation Hedges
Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Other Investment and/or Risk Management Activities
The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.
When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the the hedged item.
Embedded Derivatives
The Company purchases and has previously issued financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in 2013. For further discussion of these transactions, see Note 4 - Reinsurance and Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.
Deferred Policy Acquisition Costs
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.
For life insurance products, the DAC asset related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company’s Consolidated Balance Sheets such as sales inducement assets ("SIA"). Components of EGPs are also used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full surrender and partial withdrawal rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.
The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.
In the fourth quarter of 2015, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax expense and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, and SIA amortization models, as well as, the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Separate Accounts, Death Benefits and Other Insurance Benefit Features
The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability with changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, or secondary guarantee benefits offered with universal life insurance contracts. GMWBs that represent embedded derivatives are accounted for at fair value. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. For the Company's GMWB products, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. These GMDBs, GMIBs, the life-contingent portion of the GMWBs and the universal life insurance secondary guarantees require an additional liability to be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected fees. The liability is accrued as actual fees are earned. The expected present value of benefits and fees are generally derived from a set of stochastic scenarios, that have been calibrated to our RTM separate account returns, and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.
Reserve for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses
Liabilities for the Company’s group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate. These reserves are computed such that they are expected to meet the Company’s future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company’s reserve levels and related future operations.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable consist of non-variable account values associated with variable annuity and other universal life-type contracts and investment contracts.
Investment contracts consist of institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.
Foreign Currency
Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income (loss). The Company’s foreign subsidiaries’ balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.
2. Fair Value Measurements
Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company's Consolidated Financial Statements include fixed maturity and equity securities, AFS; fixed maturities and equity securities, FVO; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. The Company's estimates of fair value for financial assets and financial liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1	Unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs, as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s fixed maturities included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following tables present assets and (liabilities) carried at fair value by hierarchy level.

	December 31, 2015
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$846	$—	$841	$5
Collateralized debt obligations ("CDOs")	1,408	—	1,078	330
Commercial mortgage-backed securities ("CMBS")	1,964	—	1,902	62
Corporate	15,175	—	14,641	534
Foreign government/government agencies	331	—	314	17
States, municipalities and political subdivisions (“Municipal”)	1,132	—	1,083	49
Residential mortgage-backed securities ("RMBS")	1,503	—	875	628
U.S. Treasuries	2,298	123	2,175	—
Total fixed maturities	24,657	123	22,909	1,625
Fixed maturities, FVO	165	1	162	2
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	459	396	25	38
Derivative assets
Credit derivatives	7	—	7	—
Foreign exchange derivatives	4	—	4	—
Interest rate derivatives	54	—	54	—
GMWB hedging instruments	111	—	27	84
Macro hedge program	74	—	—	74
Total derivative assets [2]	250	—	92	158
Short-term investments	572	131	441	—
Reinsurance recoverable for GMWB	83	—	—	83
Modified coinsurance reinsurance contracts	79	—	79	—
Separate account assets [3]	118,163	78,099	39,559	505
Total assets accounted for at fair value on a recurring basis	$144,439	$78,761	$63,267	$2,411
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB	$(262)	$—	$—	$(262)
Equity linked notes	(26)	—	—	(26)
Total other policyholder funds and benefits payable	(288)	—	—	(288)
Derivative liabilities
Credit derivatives	(7)	—	(7)	—
Equity derivatives	41	—	41	—
Foreign exchange derivatives	(376)	—	(376)	—
Interest rate derivatives	(431)	—	(402)	(29)
GMWB hedging instruments	47	—	(4)	51
Macro hedge program	73	—	—	73
Total derivative liabilities [4]	(653)	—	(748)	95
Total liabilities accounted for at fair value on a recurring basis	$(941)	$—	$(748)	$(193)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

	December 31, 2014
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$1,171	$—	$1,089	$82
CDOs	1,148	—	788	360
CMBS	1,887	—	1,768	119
Corporate	15,742	—	15,096	646
Foreign government/government agencies	602	—	572	30
Municipal	1,052	—	998	54
RMBS	1,857	—	1,123	734
U.S. Treasuries	1,977	72	1,905	—
Total fixed maturities	25,436	72	23,339	2,025
Fixed maturities, FVO	280	—	196	84
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	514	411	55	48
Derivative assets
Credit derivatives	3	—	5	(2)
Equity derivatives	2	—	—	2
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	123	—	123	—
GMWB hedging instruments	119	—	5	114
Macro hedge program	93	—	—	93
Total derivative assets [2]	339	—	132	207
Short-term investments	2,162	199	1,963	—
Reinsurance recoverable for GMWB	56	—	—	56
Modified coinsurance reinsurance contracts	34	—	34	—
Separate account assets [3]	132,198	91,524	40,096	578
Total assets accounted for at fair value on a recurring basis	$161,030	$92,217	$65,815	$2,998
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB	$(139)	$—	$—	$(139)
Equity linked notes	(26)	—	—	(26)
Total other policyholder funds and benefits payable	(165)	—	—	(165)
Derivative liabilities
Credit derivatives	—	—	1	(1)
Equity derivatives	28	—	25	3
Foreign exchange derivatives	(444)	—	(444)	—
Interest rate derivatives	(409)	—	(382)	(27)
GMWB hedging instruments	55	—	(1)	56
Macro hedge program	48	—	—	48
Total derivative liabilities [4]	(722)	—	(801)	79
Consumer notes [5]	(3)	—	—	(3)
Total liabilities accounted for at fair value on a recurring basis	$(890)	$—	$(801)	$(89)

[1]	Included in other investments on the Consolidated Balance Sheets.

[2]
Includes OTC and OTC-cleared derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules, and applicable law. As of December 31, 2015 and December 31, 2014, $271 and $399, respectively, of cash collateral liability was netted against the derivative asset value in the Consolidated Balance Sheets and is excluded from the preceding table. See footnote 4 for derivative liabilities.

[3]
Approximately $1.8 billion and $2.5 billion of investment sales receivable, as of December 31, 2015 and 2014, respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value.

[4]
Includes OTC and OTC-cleared derivative instruments in a net negative fair market value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules and applicable law. In the following Level 3 roll forward table in this Note 2, the derivative assets and liabilities are referred to as “freestanding derivatives” and are presented on a net basis.

[5]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Techniques, Procedures and Controls
The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters.
The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.
The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.
Fixed Maturities, Equity Securities, and Short-term Investments
The fair value of fixed maturities, equity securities, and short-term investments in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most fixed maturities do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.
Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.
The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices for both debt and equity securities that differ over 3% to the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments, including Embedded Derivatives within Investments
Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2015 and 2014, 94% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, including discounted cash flow models and option-pricing models that utilize present value techniques, or quoted market prices. The remaining derivatives were priced by broker quotations.
The Derivatives Working Group performs ongoing analyses of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in the Level 3 rollforward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.
Valuation Inputs for Investments
For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts, valuations are based on quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as derivative instruments.

•
ABS, CDOs, CMBS and RMBS – Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. These estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

•	Corporates, including investment grade private placements – Primary inputs also include observations of credit default swap curves related to the issuer.

•	Foreign government/government agencies—Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

•	Municipals – Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

•	Short-term investments – Primary inputs also include material event notices and new issue money market rates.

•	Credit derivatives – Primary inputs include the swap yield curve and credit default swap curves.

•	Foreign exchange derivatives – Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

•	Interest rate derivatives – Primary input is the swap yield curve.

•	Equity derivatives – Primary inputs include equity index levels.

Level 3
Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in the preceding noted Level 2 measurements, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding noted Level 1 and Level 2 measurements; but also include equity and interest rate volatility and swap yield curves beyond observable limits, and commodity price curves. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.

Transfers between Levels
Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $711 and $1.4 billion, for the years ended December 31, 2015 and 2014, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2015 and 2014, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2015 and 2014, for the transfers into and out of Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Value
The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude ABS, CRE CDOs, index options and certain corporate securities for which fair values are predominately based on broker quotations.

	As of December 31, 2015
Securities				Unobservable Inputs
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS [3]	$61	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	31bps	1,505bps	230bps	Decrease
Corporate [3]	213	Discounted cash flows	Spread	63bps	800bps	290bps	Decrease
Municipal [3]	31	Discounted cash flows	Spread	193bps	193bps	193bps	Decrease
RMBS	628	Discounted cash flows	Spread	30bps	1,696bps	172bps	Decrease
			Constant prepayment rate	—%	20%	3%	Decrease [4]
			Constant default rate	1%	10%	6%	Decrease
			Loss severity	—%	100%	79%	Decrease

	As of December 31, 2014
CMBS	$119	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	46bps	2,475bps	284bps	Decrease
Corporate [3]	324	Discounted cash flows	Spread	123bps	765bps	267bps	Decrease
Municipal [3]	32	Discounted cash flows	Spread	212bps	212bps	212bps	Decrease
RMBS	734	Discounted cash flows	Spread	23bps	1,904bps	141bps	Decrease
			Constant prepayment rate	—%	7%	3%	Decrease [4]
			Constant default rate	1%	14%	7%	Decrease
			Loss severity	—%	100%	78%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the preceding table.

[3]	Level 3 CMBS, corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

[4]	Decrease for above market rate coupons and increase for below market rate coupons.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

	As of December 31, 2015
Freestanding Derivatives				Unobservable Inputs
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Interest rate derivatives
Interest rate swaps	(30)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(31)	Option model	Equity volatility	19%	21%	Increase
Equity options	35	Option model	Equity volatility	27%	29%	Increase
Customized swaps	131	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options [2]	179	Option model	Equity volatility	14%	28%	Increase

	As of December 31, 2014
Interest rate derivatives
Interest rate swaps	(29)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
Interest rate swaptions	2	Option Model	Interest rate volatility	1%	1%	Increase
GMWB hedging instruments
Equity options	46	Option model	Equity volatility	22%	34%	Increase
Customized swaps	124	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options	141	Option model	Equity volatility	27%	28%	Increase

[1]
Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, index options and corporate. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2015, no significant adjustments were made by the Company to broker prices received.

Product Derivatives
The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders. Also, through reinsurance from HLIKK, the Company formerly assumed GMWB, GMIB and guaranteed minimum accumulation benefit ("GMAB") riders. Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. For further discussion on the sale, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The GMWB provides the policyholder with a GRB which is generally equal to premiums less withdrawals.  If the policyholder’s account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company’s GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.
In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the “Attributed Fees”). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.
Effective April 1, 2014, HLAI, terminated its reinsurance agreement with an affiliated captive reinsurer and recaptured all reinsurance risks. For further information regarding this reinsurance agreement, see Note 10 -Transactions with Affiliates of Notes to Consolidated Financial Statements.
GMWB Reinsurance Derivative
The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.
The fair value of the GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.
Living Benefits Required to be Fair Valued (in Other Policyholder Funds and Benefits Payable)
Fair values for GMWBs classified as embedded derivatives are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of these GMWBs and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer to or receive from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods’ net income. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value. Oversight of the Company’s valuation policies and processes for product and GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company’s valuation model as well as associated controls.
Best Estimate Claims Costs
The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments regarding a number of variables. These variables include expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, and assumptions about policyholder behavior which emerge over time.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

At each valuation date, the Company assumes expected returns based on:

•	risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

•	market implied volatility assumptions for each underlying index based primarily on a blend of observed market “implied volatility” data;

•	correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

•	three years of history for fund regression.
On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company’s annual comprehensive study to refine its estimate of future gross profits.
Credit Standing Adjustment
This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2015, 2014 and 2013, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(2), $41 and $492, respectively. As of December 31, 2015 and 2014, the credit standing adjustment was $0 and $1, respectively.
Margins
The behavior risk margin adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains (losses) of $(42), $31 and $28 for the years ended December 31, 2015, 2014 and 2013. As of December 31, 2015 and 2014 the behavior risk margin was $45 and $74, respectively.
In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains (losses) of approximately $(18), $(5) and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.
The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the GMWB embedded derivative and the GMWB reinsurance derivative for the years ended December 31, 2015 and 2014.

	Unobservable Inputs
Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	20%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	75%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	10%	40%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB riders is typically different from policyholders that do not utilize these riders.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account’s share of the fair value of the equity in the investment (“net asset value”) and are classified in level 3 based on the Company’s ability to redeem its investment.
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following tables provide fair value roll forwards for the year ended December 31, 2015, for financial instruments classified as Level 3.

	Fixed Maturities, AFS								Fixed Maturities, FVO
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS
Fair value as of January 1, 2015	$82	$360	$119	$646	$30	$54	$734	$2,025	$84
Total realized/unrealized gains (losses)
Included in net income [1] [2]	—	(1)	—	(18)	—	—	(2)	(21)	(5)
Included in OCI [3]	(2)	3	(5)	(38)	(3)	(5)	(2)	(52)	1
Purchases	22	—	18	45	5	—	154	244	6
Settlements	—	(26)	(36)	(21)	(3)	—	(126)	(212)	(23)
Sales	(6)	—	(3)	(43)	(15)	—	(127)	(194)	(50)
Transfers into Level 3 [4]	1	—	4	99	3	—	16	123	—
Transfers out of Level 3 [4]	(92)	(6)	(35)	(136)	—	—	(19)	(288)	(11)
Fair value as of December 31, 2015	$5	$330	$62	$534	$17	$49	$628	$1,625	$2
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2015 [2] [6]	$—	$(1)	$(1)	$(17)	$—	$—	$(3)	$(22)	$(3)

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities AFS	Credit	Commodity	Equity	Interest Rate	GMWB Hedging	Macro Hedge Program	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2015	$48	$(3)	$—	$5	$(27)	$170	$141	$286
Total realized/unrealized gains (losses)
Included in net income [1] [2]	(5)	1	(3)	5	(1)	(16)	(41)	(55)
Included in OCI [3]	1	—		—	—	—	—	—
Purchases	11	(8)		—	—	—	47	39
Settlements	(1)	—	(3)	(10)	(1)	(19)	—	(33)
Sales	(13)	—		—	—	—	—	—
Transfers into Level 3 [4]	—	—	6	—	—	—	—	6
Transfers out of Level 3 [4]	(3)	10		—	—	—	—	10
Fair value as of December 31, 2015	$38	$—	$—	$—	$(29)	$135	$147	$253
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2015 [2] [6]	$(5)	$—	$—	$—	$—	$(5)	$(34)	$(39)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Assets	Reinsurance Recoverable for GMWB	Separate Accounts
Fair value as of January 1, 2015	$56	$578
Total realized/unrealized gains (losses)
Included in net income [1] [2]	9	12
Included in OCI [3]	—	(5)
Purchases	—	394
Settlements	18	(19)
Sales	—	(265)
Transfers into Level 3 [4]	—	12
Transfers out of Level 3 [4]	—	(202)
Fair value as of December 31, 2015	$83	$505
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2015 [2] [6]	$9	$11

	Other Policyholder Funds and Benefits Payable
Liabilities	Guaranteed Withdrawal Benefits [7]	Equity Linked Notes	Consumer Notes
Fair value as of January 1, 2015	$(139)	$(26)	$(3)
Total realized/unrealized gains (losses)
Included in net income [1] [2]	(59)	—	3
Settlements	(64)	—	—
Fair value as of December 31, 2015	$(262)	$(26)	$—
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2015 [2] [6]	$(59)	$—	$3
The tables below provide a fair value roll forward for the year ended December 31, 2014, for the Level 3 financial instruments.

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2014	$108	$428	$360	$790	$38	$49	$798	$2,571	$178
Total realized/unrealized gains (losses)
Included in net income [1] [2]	—	11	6	(10)	(1)	—	11	17	17
Included in OCI [3]	2	(7)	(6)	16	5	6	4	20	—
Purchases	32	6	26	62	6	—	230	362	14
Settlements	(1)	(44)	(175)	(36)	(4)	—	(127)	(387)	(121)
Sales	(11)	(21)	(34)	(96)	(14)	(1)	(150)	(327)	(4)
Transfers into Level 3 [4]	71	48	7	146	—	—	—	272	—
Transfers out of Level 3 [4]	(119)	(61)	(65)	(226)	—	—	(32)	(503)	—
Fair value as of December 31, 2014	$82	$360	$119	$646	$30	$54	$734	$2,025	$84
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [6]	$—	$—	$(2)	$(4)	$(2)	$—	$(1)	$(9)	$14

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Foreign Exchange Contracts	Equity	Interest Rate	GMWB Hedging	Macro Hedge Program	Intl. Program Hedging	Total Free-Standing Derivatives [5]
Fair value as of January 1, 2014	$51	$2	$—	$2	$(24)	$146	$139	$(61)	$204
Total realized/unrealized gains (losses)
Included in net income [1] [2]	4	(2)	2	3	(5)	13	(12)	24	23
Included in OCI [3]	1	—	—	—	—	—	—	—	—
Purchases	6	(2)	—	—	4	4	14	9	29
Settlements	—	—	—	—	—	7	—	(5)	2
Sales	(14)	—	—	—	—	—	—	—	—
Transfers into Level 3 [4]	—	—	(2)	—	—	—	—	—	(2)
Transfers out of Level 3 [4]	—	(1)	—	—	(2)	—	—	33	30
Fair value as of December 31, 2014	$48	$(3)	$—	$5	$(27)	$170	$141	$—	$286
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [6]	$(1)	$(3)	$—	$—	$(5)	$1	$(11)	$17	$(1)

Assets	Reinsurance Recoverable for GMWB	Separate Accounts
Fair value as of January 1, 2014	$(465)	$737
Total realized/unrealized gains (losses)
Included in net income [1] [2]	441	13
Purchases	—	339
Settlements	80	(3)
Sales	—	(201)
Transfers into Level 3 [4]	—	37
Transfers out of Level 3 [4]	—	(344)
Fair value as of December 31, 2014	$56	$578
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [6]	$441	$8

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

	Other Policyholder Funds and Benefits Payable [1]
Liabilities	Guaranteed Living Benefits [6]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Consumer Notes
Fair value as of January 1, 2014	$(576)	$(18)	$(594)	$(2)
Total realized/unrealized gains (losses)
Included in net income [1] [2]	577	(8)	569	(1)
Settlements	(140)	—	(140)	—
Fair value as of December 31, 2014	$(139)	$(26)	$(165)	$(3)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2014 [2] [6]	$167	$(8)	$159	$(1)

[1]
The Company classifies gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

[7]
Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

Fair Value Option
FVO investments include certain securities that contain embedded credit derivatives with underlying credit risk primarily related to residential and commercial real estate, for which the company has elected the fair value option. The Company also classifies the underlying fixed maturities held in certain consolidated investment funds within the Fixed Maturities, FVO line on the Consolidated Balance Sheets. The Company reports these consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.
The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.
The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

	Year Ended December 31,
	2015	2014
Assets
Fixed maturities, FVO
CDOs	$1	$21
Corporate	(3)	(3)
Foreign government	2	16
Total fixed maturities, FVO	$—	$34
Equity, FVO	(12)	(2)
Total realized capital gains (losses)	$(12)	$32

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

	Year Ended December 31,
	2015	2014
Assets
Fixed maturities, FVO
ABS	$4	$13
CDOs	1	67
CMBS	6	15
Corporate	31	96
Foreign government	1	3
Municipals	—	2
RMBS	119	82
U.S. Government	3	2
Total fixed maturities, FVO	$165	$280
Equity, FVO [1]	$281	$248

[1]	Included in equity securities, AFS on the Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Financial Instruments Not Carried at Fair Value
The following table presents carrying amounts and fair values of the Company's financial instruments not carried at fair value.

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 3	$1,446	$1,446	$1,430	$1,430
Mortgage loans	Level 3	2,918	2,995	3,109	3,280
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	6,611	6,802	7,134	7,353
Consumer notes [2] [3]	Level 3	38	38	68	68
Assumed investment contracts [3]	Level 3	619	682	763	851

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in disclosures above.

[3]	Included in other liabilities in the Consolidated Balance Sheets.
Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans. During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair value of policy loans, which previously was estimated by utilizing discounted cash flow calculations, using U.S. Treasury interest rates, based on the loan durations.
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.
Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, were estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.
Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.
3. Investments and Derivative Instruments
Net Investment Income

	For the years ended December 31,
(Before-tax)	2015	2014	2013
Fixed maturities [1]	$1,095	$1,113	$1,253
Equity securities	7	14	8
Mortgage loans	152	156	172
Policy loans	82	80	82
Limited partnerships and other alternative investments	97	141	119
Other investments [2]	82	111	125
Investment expenses	(59)	(72)	(76)
Total net investment income	$1,456	$1,543	$1,683

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.
Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2015	2014	2013
Gross gains on sales [1]	$239	$264	$2,196
Gross losses on sales	(211)	(235)	(700)
Net OTTI losses recognized in earnings	(61)	(29)	(45)
Valuation allowances on mortgage loans	(4)	(4)	(1)
Japanese fixed annuity contract hedges, net [2]	—	(14)	6
Periodic net coupon settlements on credit derivatives	6	11	(3)
Results of variable annuity hedge program
GMWB derivatives, net	(87)	5	262
Macro hedge program	(46)	(11)	(234)
Total U.S. program	(133)	(6)	28
International Program [3]	—	(126)	(963)
Total results of variable annuity hedge program	(133)	(132)	(935)
GMIB/GMAB/GMWB reinsurance	—	579	1,107
Modified coinsurance reinsurance contracts	46	395	(1,405)
Other, net [4]	(28)	(258)	106
Net realized capital gains (losses), before-tax	$(146)	$577	$326

[1]	Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

[2]
For the years ended December 31, 2014 and 2013, includes the transactional foreign currency re-valuation gains (losses) of $(51) and $324, respectively, related to the Japan fixed annuity product, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $37, and $(318), respectively.

[3]	Includes $(2) and $(55) of transactional foreign currency re-valuation losses for the years ended December 31, 2014 and 2013, respectively.

[4]
Other, net gains and losses include transactional foreign currency revaluation gains (losses) on the yen denominated fixed payout annuity liabilities and gains (losses) on non-qualifying derivatives used to hedge the foreign currency exposure of the liabilities. Gains (losses) from transactional foreign currency revaluation of the reinsured liabilities were $4, $116, and $250, respectively, for the years ended December 31, 2015, 2014 and 2013. Gains (losses) on the instruments used to hedge the foreign currency exposure on the reinsured fixed payout annuities were $(21), $(148), and $(268), respectively, for the years ended December 31, 2015, 2014 and 2013. Includes $71 of gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013 as well as changes in value of non-qualifying derivatives. Also includes for the year ended December 31, 2014 a loss of $(213) related to the recapture of the GMIB/GMAB/GMWB reinsurance contracts, which is offset by gains on the termination of the embedded derivative reflected in the GMIB/GMAB/GMWB reinsurance line.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $(27), $1 and $1.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Sales of Available-for-Sale Securities

	For the years ended December 31,
	2015	2014	2013
Fixed maturities, AFS
Sale proceeds	$9,454	$9,084	$19,190
Gross gains [1]	195	210	1,867
Gross losses	(161)	(183)	(421)
Equity securities, AFS
Sale proceeds	$586	$107	$81
Gross gains	26	9	254
Gross losses	(26)	(6)	(263)

[1]	Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.
Sales of AFS securities in 2015 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.
Recognition and Presentation of Other-Than-Temporary Impairments
The Company deems bonds and certain equity securities with debt-like characteristics (collectively “debt securities”) to be other-than-temporarily impaired (“impaired”) if a security meets the following conditions: a) the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value ("intent-to-sell"), or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security’s amortized cost basis and the fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit impairment, which is recorded in OCI. Generally, the Company determines a security’s credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security’s effective yield prior to impairment. The remaining non-credit impairment is the difference between the security’s fair value and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment, which typically includes current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security’s new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary.
The Company’s evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security’s underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company’s best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security’s new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer’s financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.
The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.
The following table presents the Company's impairments by impairment type.

	For the years ended December 31,
	2015	2014	2013
Intent-to-sell impairments	$24	$11	$18
Credit impairments	23	16	18
Impairments on equity securities	14	1	9
Other impairments	—	1	—
Total impairments	$61	$29	$45
The following table presents a roll-forward of the Company’s cumulative credit impairments on fixed maturities held.

	For the years ended December 31,
(Before-tax)	2015	2014	2013
Balance, beginning of period	$(296)	$(410)	$(813)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(11)	(7)	(14)
Securities previously impaired	(12)	(9)	(4)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	58	111	403
Securities the Company made the decision to sell or more likely than not will be required to sell	1	—	1
Securities due to an increase in expected cash flows	49	19	$17
Balance as of end of period	$(211)	$(296)	$(410)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Available-for-Sale Securities
The following table presents the Company’s AFS securities by type.

	December 31, 2015					December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$864	$16	$(34)	$846	$—	$1,181	$20	$(30)	$1,171	$—
CDOs [2]	1,354	67	(11)	1,408	—	1,083	84	(20)	1,148	—
CMBS	1,936	52	(24)	1,964	(3)	1,797	97	(7)	1,887	(3)
Corporate	14,425	975	(225)	15,175	(3)	14,166	1,685	(109)	15,742	(3)
Foreign govt./govt. agencies	328	14	(11)	331	—	576	35	(9)	602	—
Municipal	1,057	80	(5)	1,132	—	935	118	(1)	1,052	—
RMBS	1,468	43	(8)	1,503	—	1,805	64	(12)	1,857	—
U.S. Treasuries	2,127	184	(13)	2,298	—	1,717	261	(1)	1,977	—
Total fixed maturities, AFS	23,559	1,431	(331)	24,657	(6)	23,260	2,364	(189)	25,436	(6)
Equity securities, AFS [3]	178	11	(11)	178	—	275	10	(19)	266	—
Total AFS securities	$23,737	$1,442	$(342)	$24,835	$(6)	$23,535	$2,374	$(208)	$25,702	$(6)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2015 and 2014.

[2]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivatives within certain securities. Subsequent changes in value are recorded in net realized capital gains (losses).

[3]	Excludes equity securities, FVO, with a cost and fair value of $293 and $281, respectively, as of December 31, 2015, and $250 and $248 as of December 31, 2014.
The following table presents the Company’s fixed maturities, AFS, by contractual maturity year.

	December 31, 2015		December 31, 2014
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$953	$974	$1,031	$1,043
Over one year through five years	4,973	5,075	4,902	5,168
Over five years through ten years	3,650	3,714	3,345	3,501
Over ten years	8,361	9,173	8,116	9,661
Subtotal	17,937	18,936	17,394	19,373
Mortgage-backed and asset-backed securities	5,622	5,721	5,866	6,063
Total fixed maturities, AFS	$23,559	$24,657	$23,260	$25,436
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, other than the U.S. government and certain U.S. government securities as of December 31, 2015 or 2014. As of December 31, 2015, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were Morgan Stanley, Verizon Communications Inc., and Bank of America Corp. which each comprised less than 1% of total invested assets. As of December 31, 2014, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the HSBC Holdings PLC, Verizon Communication Inc., and Bank of America Corp., which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2015, were financial services, utilities, and consumer non-cyclical which comprised approximately 11%, 8% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2014 were financial services, utilities, and consumer non-cyclical which comprised approximately 9%, 8% and 7%, respectively, of total invested assets.
Unrealized Losses on AFS Securities
The following tables present the Company’s unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

	December 31, 2015
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$387	$385	$(2)	$271	$239	$(32)	$658	$624	$(34)
CDOs [1]	608	602	(6)	500	493	(5)	1,108	1,095	(11)
CMBS	655	636	(19)	99	94	(5)	754	730	(24)
Corporate	4,880	4,696	(184)	363	322	(41)	5,243	5,018	(225)
Foreign govt./govt. agencies	144	136	(8)	30	27	(3)	174	163	(11)
Municipal	179	174	(5)	—	—	—	179	174	(5)
RMBS	280	279	(1)	230	223	(7)	510	502	(8)
U.S. Treasuries	963	950	(13)	8	8	—	971	958	(13)
Total fixed maturities, AFS	8,096	7,858	(238)	1,501	1,406	(93)	9,597	9,264	(331)
Equity securities, AFS [2]	83	79	(4)	44	37	(7)	127	116	(11)
Total securities in an unrealized loss position	$8,179	$7,937	$(242)	$1,545	$1,443	$(100)	$9,724	$9,380	$(342)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

	December 31, 2014
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$368	$367	$(1)	$340	$311	$(29)	$708	$678	$(30)
CDOs [1]	123	122	(1)	771	753	(19)	894	875	(20)
CMBS	109	108	(1)	194	188	(6)	303	296	(7)
Corporate	1,542	1,491	(51)	661	603	(58)	2,203	2,094	(109)
Foreign govt./govt. agencies	145	140	(5)	68	64	(4)	213	204	(9)
Municipal	14	14	—	13	12	(1)	27	26	(1)
RMBS	148	147	(1)	229	218	(11)	377	365	(12)
U.S. Treasuries	184	184	—	18	17	(1)	202	201	(1)
Total fixed maturities, AFS	2,633	2,573	(60)	2,294	2,166	(129)	4,927	4,739	(189)
Equity securities, AFS [2]	81	75	(6)	92	79	(13)	173	154	(19)
Total securities in an unrealized loss position	$2,714	$2,648	$(66)	$2,386	$2,245	$(142)	$5,100	$4,893	$(208)

[1]	Unrealized losses exclude the change in fair value of bifurcated embedded derivatives within certain securities for which changes in fair value are recorded in net realized capital gains (losses).

[2]	As of December 31, 2015 and 2014, excludes equity securities, FVO which are included in equity securities, AFS on the Consolidated Balance Sheets.

As of December 31, 2015, AFS securities in an unrealized loss position consisted of 2,814 securities, primarily in the corporate sector, as well as commercial and residential real estate and student loan ABS, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2015, 92% of these securities were depressed less than 20% of cost or amortized cost. The increase in unrealized losses during 2015 was primarily attributable to wider credit spreads and an increase in interest rates.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Most of the securities depressed for twelve months or more primarily relate to student loan ABS and corporate securities concentrated in the financial services and energy sectors, as well as structured securities with exposure to commercial and residential real estate. Student loan ABS and corporate financial services securities were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities within the energy sector are primarily depressed due to a decline in oil prices. For certain commercial and residential real estate securities, current market spreads are wider than spreads at the securities' respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.
Mortgage Loans
Mortgage Loan Valuation Allowances
The Company’s security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate, (b) the loan’s observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and after consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

	December 31, 2015			December 31, 2014
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Total commercial mortgage loans	$2,937	$(19)	$2,918	$3,124	$(15)	$3,109

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.
As of December 31, 2015 and 2014, the carrying value of mortgage loans associated with the valuation allowance was $39 and $49, respectively. There were no mortgage loans held-for-sale as of December 31, 2015, or December 31, 2014. As of December 31, 2015, loans within the Company’s mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.
The following table presents the activity within the Company’s valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

	For the years ended December 31,
	2015	2014	2013
Balance as of January 1	$(15)	$(12)	$(14)
(Additions)/Reversals	(4)	(4)	(2)
Deductions	—	1	4
Balance as of December 31	$(19)	$(15)	$(12)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 54% as of December 31, 2015, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. The weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.45x as of December 31, 2015. As of December 31, 2015, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income. As of December 31, 2014, the Company held no delinquent commercial mortgage loans past due by 90 days or more.
The following table presents the carrying value of the Company’s commercial mortgage loans by LTV and DSCR.

Commercial Mortgage Loans Credit Quality
	December 31, 2015		December 31, 2014
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$15	0.91x	$21	1.14x
65% - 80%	280	1.78x	452	1.71x
Less than 65%	2,623	2.54x	2,636	2.49x
Total commercial mortgage loans	$2,918	2.45x	$3,109	2.36x
The following tables present the carrying value of the Company’s mortgage loans by region and property type.

Mortgage Loans by Region
	December 31, 2015		December 31, 2014
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$66	2.3%	$64	2.1%
East South Central	14	0.5%	—	—%
Middle Atlantic	210	7.2%	272	8.7%
Mountain	4	0.1%	35	1.1%
New England	163	5.6%	146	4.7%
Pacific	933	32.0%	905	29.1%
South Atlantic	579	19.8%	532	17.1%
West North Central	1	—%	15	0.5%
West South Central	125	4.3%	125	4.0%
Other [1]	823	28.2%	1,015	32.7%
Total mortgage loans	$2,918	100%	$3,109	100%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	December 31, 2015		December 31, 2014
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$16	0.5%	$22	0.7%
Industrial	829	28.4%	989	31.8%
Lodging	26	0.9%	26	0.8%
Multifamily	557	19.1%	522	16.8%
Office	729	25.0%	723	23.3%
Retail	650	22.3%	713	22.9%
Other	111	3.8%	114	3.7%
Total mortgage loans	$2,918	100%	$3,109	100%

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Variable Interest Entities
The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility ("the facility"). For further information on the facility, see Note 7 - Debt of Notes to Consolidated Financial Statements.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Consolidated Financial Statements.
Consolidated VIEs
The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company’s financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

	December 31, 2015			December 31, 2014
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
Investment funds [3]	$52	$11	$42	$154	$20	$138
Limited partnerships and other alternative investments	2	1	1	3	2	1
Total	$54	$12	$43	$157	$22	$139

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.
Investment funds represent fixed income funds for which the Company has management and control of investments which is the activity that most significantly impacts its economic performance. The decline in investments funds is due to redemptions paid by one of the funds. Limited partnerships represent one hedge fund of funds for which the Company holds a majority interest in the fund as an investment.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the AFS security table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Securities Lending, Repurchase Agreements and Other Collateral Transactions
The Company participates in securities lending programs to generate additional income. Through these programs, certain fixed maturities within the corporate, foreign government/government agencies, and equity securities are loaned from the Company’s portfolio to qualifying third-party borrowers in return for collateral in the form of cash or securities. Borrowers of these securities provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan for domestic and non-domestic securities, respectively. The borrower will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default, and is not reflected on the Company’s consolidated balance sheets. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities transferred. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the consolidated balance sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s consolidated statements of operations. As of December 31, 2015, the fair value of securities on loan and the associated liability for cash collateral received was $15 and $15, respectively. The Company had no securities on loan as of December 31, 2014.
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of ninety days or less.
As part of repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.
As of December 31, 2015, the Company reported in fixed maturities, AFS and cash on the Consolidated Balance Sheets financial collateral pledged relating to repurchase agreements of $249. The Company reported a corresponding obligation to repurchase the pledged securities of $249 in other liabilities on the Consolidated Balance Sheets. The Company had no outstanding dollar roll transactions as of December 31, 2015. The Company had no outstanding repurchase agreements or dollar roll transactions as of December 31, 2014.
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2015 and 2014 the fair value of securities on deposit was approximately $14 and $14, respectively.
Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company’s maximum exposure to loss as of December 31, 2015 is limited to the total carrying value of $1.2 billion. In addition, the Company has outstanding commitments totaling approximately $299, to fund limited partnership and other alternative investments as of December 31, 2015. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2015, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $82.2 billion and $72.0 billion as of December 31, 2015 and 2014, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $14.0 billion and $9.0 billion as of December 31, 2015 and 2014, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.8 billion, $3.5 billion and $1.8 billion for the periods ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $5.2 billion, $8.7 billion, and $7.1 billion for the periods ended December 31, 2015, 2014 and 2013, respectively. As of, and for the period ended, December 31, 2015, the aggregated summarized financial data reflects the latest available financial information.
Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate swaps and, to a lesser extent. foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates.
Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Fair Value Hedges
Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps are typically used to manage interest rate duration.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

The non-qualifying strategies include:
Interest Rate Swaps, Swaptions, and Futures
The Company may use interest rate swaps, swaptions, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2015 and 2014 the notional amount of interest rate swaps in offsetting relationships was $4.6 billion and $4.5 billion, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. During 2015, the Company entered into foreign currency forwards to hedge non-U.S. dollar denominated cash and equity securities.
Fixed Payout Annuity Hedge
The Company reinsures certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to certain structured fixed maturity securities that have embedded credit derivatives, which reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into total return swaps to hedge equity risk of specific common stock investments which are accounted for using the fair value option in order to align the accounting treatment within net realized capital gains (losses). The Company may also use equity index options to hedge the impact of an adverse equity market environment on the investment portfolio. In addition, the Company formerly offered certain equity indexed products, a portion of which contain embedded derivatives that require bifurcation. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.
Commodity Contracts
During 2015, the Company purchased for $11 put option contracts on West Texas Intermediate oil futures with a strike of $35 dollars per barrel in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities and therefore, these options were terminated in December 2015.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

The Company utilizes derivatives (“GMWB hedging instruments”) as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The following table presents notional and fair value for GMWB hedging instruments.

	Notional Amount		Fair Value
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Customized swaps	$5,877	$7,041	$131	$124
Equity swaps, options, and futures	1,362	3,761	2	39
Interest rate swaps and futures	3,740	3,640	25	11
Total	$10,979	$14,442	$158	$174
Macro Hedge Program
The Company utilizes equity options, swaps, futures, and foreign currency options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from the guaranteed minimum death benefit ("GMDB") and GMWB obligations. The following table presents notional and fair value for the macro hedge program.

	Notional Amount		Fair Value
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Equity options and swaps	$4,548	$5,983	$147	$141
Foreign currency options	—	400	—	—
Total	$4,548	$6,383	$147	$141
Modified Coinsurance Reinsurance Contracts
As of December 31, 2015 and 2014, the Company had approximately $895 and $1.0 billion, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amount of the embedded derivative reinsurance contracts are the invested assets that are carried at fair value supporting the reinsured reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Derivative Balance Sheet Classification
The following table summarizes the balance sheet classification of the Company’s derivative related net fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset within total assets or total liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset within total assets or total liabilities based upon the net of the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2015	Dec 31, 2014	Dec 31, 2015	Dec 31, 2014	Dec 31, 2015	Dec 31, 2014	Dec 31, 2015	Dec 31, 2014
Cash flow hedges
Interest rate swaps	$1,766	$2,242	$38	$37	$38	$37	$—	$—
Foreign currency swaps	143	143	(19)	(19)	7	3	(26)	(22)
Total cash flow hedges	1,909	2,385	19	18	45	40	(26)	(22)
Fair value hedges
Interest rate swaps	23	32	—	—	—	—	—	—
Total fair value hedges	23	32	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	4,710	4,857	(415)	(323)	285	385	(700)	(708)
Foreign exchange contracts
Foreign currency swaps and forwards	386	60	4	—	4	—	—	—
Fixed payout annuity hedge	1,063	1,319	(357)	(427)	—	—	(357)	(427)
Credit contracts
Credit derivatives that purchase credit protection	249	276	10	(1)	12	4	(2)	(5)
Credit derivatives that assume credit risk [1]	1,435	946	(10)	7	5	11	(15)	(4)
Credit derivatives in offsetting positions	1,435	2,175	(1)	(1)	17	21	(18)	(22)
Equity contracts
Equity index swaps and options	404	422	15	1	41	30	(26)	(29)
Variable annuity hedge program
GMWB product derivatives [2]	15,099	17,908	(262)	(139)	—	—	(262)	(139)
GMWB reinsurance contracts	3,106	3,659	83	56	83	56	—	—
GMWB hedging instruments	10,979	14,442	158	174	264	289	(106)	(115)
Macro hedge program	4,548	6,383	147	141	179	180	(32)	(39)
Other
Modified coinsurance reinsurance contracts	895	974	79	34	79	34	—	—
Total non-qualifying strategies	44,309	53,421	(549)	(478)	969	1,010	(1,518)	(1,488)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$46,241	$55,838	$(530)	$(460)	$1,014	$1,050	$(1,544)	$(1,510)
Balance Sheet Location
Fixed maturities, available-for-sale	$184	$186	$(1)	$1	$—	$1	$(1)	$—
Other investments	11,837	13,588	250	339	360	478	(110)	(139)
Other liabilities	15,071	19,473	(653)	(725)	492	481	(1,145)	(1,206)
Reinsurance recoverables	4,000	4,633	162	90	162	90	—	—
Other policyholder funds and benefits payable	15,149	17,958	(288)	(165)	—	—	(288)	(165)
Total derivatives	$46,241	$55,838	$(530)	$(460)	$1,014	$1,050	$(1,544)	$(1,510)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Change in Notional Amount
The net decrease in notional amount of derivatives since December 31, 2014 was primarily due to the following:

•
The decline in notional amount related to the GMWB hedging instruments and the macro hedge program was primarily driven by portfolio re-positioning, a decline in equity markets, and the expiration of certain options. The decline in the GMWB product related notional amount was primarily driven by policyholder lapses and partial withdrawals.

•	The decline in notional amount associated with interest rate derivatives was primarily driven by maturities of the derivatives.

•
These declines were partially offset by an increase in notional amount related to credit derivatives that assume credit risk as a means to earn credit spread while re-balancing within certain fixed maturity sectors.

•
Additional increases in notional related to foreign currency swaps and forwards were primarily driven by the purchase of foreign currency forwards to hedge Japanese yen-denominated cash and equity securities.

Change in Fair Value
The net decrease in the total fair value of derivative instruments since December 31, 2014 was primarily related to the following:

•
The decrease in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, and underperformance of the underlying actively managed funds compared to their respective indices.

•	The decrease in fair value of non-qualifying interest rate derivatives was primarily due to an increase in interest rates.

•	The increase in fair value of fixed payout annuity hedges was primarily driven by the maturity of a currency swap, partially offset by an increase in interest rates.

•
The increase in the fair value associated with modified coinsurance reinsurance contracts, which are accounted for as embedded derivatives and transfer to the reinsurer the investment experience related to the assets supporting the reinsured policies, was primarily driven by widening credit spreads and an increase in interest rates.

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.
As of December 31, 2015

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$852	$692	$250	$(90)	$99	$61

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [3]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(1,255)	$(499)	$(653)	$(103)	$(753)	$(3)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

As of December 31, 2014

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$959	$801	$339	$(181)	$83	$75

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [3]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(1,345)	$(574)	$(722)	$(49)	$(900)	$129

[1]	Included in other investments in the Company's Consolidated Balance Sheets.

[2]	Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]	Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]	Excludes collateral associated with exchange-traded derivatives instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2015	2014	2013	2015	2014	2013
Interest rate swaps	$3	$34	$(158)	$—	$2	$(2)
Foreign currency swaps	—	(10)	12	—	—	—
Total	$3	$24	$(146)	$—	$2	$(2)

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2015	2014	2013
Interest rate swaps	Net realized capital gains (losses)	$(1)	$(1)	$70
Interest rate swaps	Net investment income (loss)	33	50	57
Foreign currency swaps	Net realized capital gains (losses)	(9)	(13)	4
Total		$23	$36	$131
As of December 31, 2015, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $21. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

During the years ended December 31, 2015, 2014, and 2013, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Fair Value Hedges
For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2015		2014		2013
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$—	$—	$(2)	$4	$27	$(24)
Foreign currency swaps
Net realized capital gains (losses)	—	—	—	—	1	(1)
Benefits, losses and loss adjustment expenses	—	—	—	—	(2)	2
Total	$—	$—	$(2)	$4	$26	$(23)

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2015	2014	2013
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$(7)	$(6)	$(5)
Foreign exchange contracts
Foreign currency swaps and forwards	5	4	4
Fixed payout annuity hedge [1]	(21)	(148)	(268)
Japanese fixed annuity hedging instruments [2]	—	22	(207)
Credit contracts
Credit derivatives that purchase credit protection	3	(6)	(20)
Credit derivatives that assume credit risk	(4)	10	46
Equity contracts
Equity index swaps and options	19	7	(22)
Commodity contracts
Commodity options	(5)	—	—
Variable annuity hedge program
GMWB product derivatives	(59)	(2)	1,306
GMWB reinsurance contracts	17	4	(192)
GMWB hedging instruments	(45)	3	(852)
Macro hedge program	(46)	(11)	(234)
International program hedging instruments	—	(126)	(963)
Other
GMAB, GMWB, and GMIB reinsurance contracts	—	579	1,107
Modified coinsurance reinsurance contracts	46	395	(1,405)
Derivatives formerly associated with Japan [3]	—	(2)	—
Total [4]	$(97)	$723	$(1,705)

[1]
The associated liability is adjusted for changes in spot rates through realized capital gains and was $4, $116 and $250 for the years ended December 31, 2015, 2014 and 2013, respectively, which is not presented in this table.

[2]	The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(51) and $324 for the years ended December 31, 2014, and 2013, respectively.

[3]	These amounts relate to the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK.

[4]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

For the year ended December 31, 2015 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•
The net loss related to the yen denominated fixed payout annuity hedge was primarily driven by a decline in long term interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

•
The net gain related to equity derivatives was primarily driven by a total return swap used to hedge equity securities that increased due to a decline in Japanese equity markets since inception. An offsetting change in value was recorded on the equity securities since the Company has elected the fair value option in order to align the accounting with the derivative, resulting in changes in value on both the equity securities and the derivative recorded in net realized capital gains and losses. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

•
The net loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, and underperformance of the underlying actively managed funds compared to their respective indices.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

•	The net loss on the macro hedge program was primarily due to time decay on options.

•
The gain associated with modified coinsurance reinsurance contracts, which are accounted for as embedded derivatives and transfer to the reinsurer the investment experience related to the assets supporting the reinsured policies, was primarily driven by widening credit spreads and an increase in interest rates. The assets remain on the Company's books and the Company recorded an offsetting gain in AOCI as a result of the increase in market value of the bonds.

In addition, for the years ended December 31, 2015 and 2014, the Company recognized gains of $2 and $12, respectively, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the year ended December 31, 2013, there were no recognized gains due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.
For the year ended December 31, 2014 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•
The net gain on the GMIB, GMAB, and GMWB reinsurance contracts was driven by the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

•
The net gain on the coinsurance and modified coinsurance reinsurance contracts was primarily due to the termination of a certain reinsurance contract, which was with an affiliated captive reinsurer and was accounted for as an embedded derivative. For a discussion related to the reinsurance agreement and the termination, refer to Note 4 - Reinsurance, and Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

•	The net losses related to the yen denominated fixed payout annuity hedge were driven by a decline is interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

•	The net losses related to the international program hedging instruments was primarily driven by an improvement in global equity markets and declines in volatility levels and interest rates.
For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

•	The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro.

•
The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

•
The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

•
The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

•	The net loss related to the fixed payout annuity hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar.
The net loss on the macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates, and a decline in equity volatility.
For additional disclosures regarding contingent credit related features in derivative agreements refer to Note 9 - Commitments and Contingencies of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2015 and 2014.
As of December 31, 2015

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$118	$—	1 year	Corporate Credit/ Foreign Gov.	BBB+	$115	$(1)
Below investment grade risk exposure	43	(2)	2 years	Corporate Credit	CCC+	43	1
Basket credit default swaps [4]
Investment grade risk exposure	1,265	7	4 years	Corporate Credit	BBB+	345	(2)
Below investment grade risk exposure	—	—		Corporate Credit		—	—
Investment grade risk exposure	503	(14)	6 years	CMBS Credit	AAA-	141	1
Below investment grade risk exposure	74	(13)	1 year	CMBS Credit	CCC	74	13
Embedded credit derivatives
Investment grade risk exposure	150	148	1 year	Corporate Credit	A+	—	—
Total [5]	$2,153	$126				$718	$12

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments and Derivatives (continued)

As of December 31, 2014

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$212	$3	3 years	Corporate Credit/ Foreign Gov.	A-	$163	$(3)
Below investment grade risk exposure	4	—	1 year	Corporate Credit	CCC	4	—
Basket credit default swaps [4]
Investment grade risk exposure	1,240	14	4 years	Corporate Credit	BBB+	667	(6)
Below investment grade risk exposure	9	(1)	5 years	Corporate Credit	BBB-	—	—
Investment grade risk exposure	344	(4)	5 years	CMBS Credit	AA	179	2
Below investment grade risk exposure	75	(11)	2 years	CMBS Credit	CCC+	75	11
Embedded credit derivatives
Investment grade risk exposure	150	147	2 years	Corporate Credit	A	—	—
Total [5]	$2,034	$148				$1,088	$4

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $1.8 billion and $1.7 billion as of December 31, 2015 and 2014, respectively, of notional amount on swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2015 and 2014, the Company pledged cash collateral associated with derivative instruments with a fair value of $173 and $16, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Consolidated Balance Sheets. As of December 31, 2015 and 2014, the Company also pledged securities collateral associated with derivative instruments with a fair value of $873 and $900, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.
As of December 31, 2015 and 2014, the Company accepted cash collateral associated with derivative instruments of $341 and $33, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2015 and 2014 with a fair value of $100 and $83, respectively, of which the Company has the ability to sell or repledge $100 and $83, respectively. As of December 31, 2015 and 2014, the Company had no repledged securities and did not sell any securities. In addition, as of December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.
4. Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company has ceded reinsurance in connection with the sales of its Retirement Plans and Individual Life businesses in 2013 to MassMutual and Prudential, respectively.
Concurrent with the sale of HLIKK in 2014, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK became responsible for all liabilities of the recaptured business. HLAI has, however, continued to provide reinsurance for yen denominated fixed payout annuities approximating $619, as of December 31, 2015. For further discussion of this transaction, see Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,094, $845, and $915 for the years ended December 31, 2015, 2014, and 2013, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.
The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $64, $85, and $71 for the years ended December 31, 2015, 2014, and 2013, respectively. The Company ceded accident and health premiums to HLA of $129, $365, and $152 for the years ended December 31, 2015, 2014, and 2013, respectively.
Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR. Under this transaction, the Company ceded $5 and $31 for the years ended December 31, 2014 and 2013, respectively. For further information regarding the WRR reinsurance agreement, see Note 10- Transactions with Affiliates of Notes to Consolidated Financial Statements.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company’s estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for unpaid losses and loss adjustment expenses.
The Company's reinsurance recoverables are summarized as follows:

	As of December 31,
Reinsurance Recoverables	2015	2014
Future policy benefits and unpaid loss and loss adjustment expenses and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$18,993	$18,606
Other reinsurers	1,506	1,447
Gross reinsurance recoverables	$20,499	$20,053
As of December 31, 2015, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.4 billion, respectively. As of December 31, 2014, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.0 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. Net of invested assets held in trust, as of December 31, 2015, the Company has $1.6 billion of reinsurance recoverables from Prudential representing approximately 20% of the Company's consolidated stockholder's equity. As of December 31, 2015, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company’s consolidated stockholder's equity.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

No allowance for uncollectible reinsurance is required as of December 31, 2015 and December 31, 2014. The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company’s reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.
Insurance Revenues
The effect of reinsurance on earned premiums, fee income and other is as follows:

	Year Ended December 31,
	2015	2014	2013
Gross earned premiums, fee income and other	$2,877	$3,228	$3,502
Reinsurance assumed	113	74	13
Reinsurance ceded	(1,801)	(2,060)	(1,869)
Net earned premiums, fee income and other	$1,189	$1,242	$1,646
5. Deferred Policy Acquisition Costs
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2015	2014	2013
Balance, beginning of period	$521	$689	$3,072
Deferred costs	7	14	16
Amortization — DAC	(82)	(110)	(124)
Amortization — Unlock benefit (charge), pre-tax	13	(96)	(104)
Amortization — DAC related to business dispositions [1] [2]	—	—	(2,229)
Adjustments to unrealized gains and losses on securities AFS and other	83	24	58
Balance, end of period	$542	$521	$689

[1]
Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in 2013. For further information, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

[2]	Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in 2013.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Separate Accounts, Death Benefits and Other Insurance Benefit Features
Changes in the gross GMDB/GMWB and universal life secondary guarantee benefits are as follows:

	GMDB/GMWB [1]	Universal Life Secondary Guarantees
Liability balance as of January 1, 2015	$812	$2,041
Incurred [2]	163	272
Paid	(112)	—
Liability balance as of December 31, 2015	$863	$2,313
Reinsurance recoverable asset, as of January 1, 2015	$480	$2,041
Incurred [2]	132	272
Paid	(89)	—
Reinsurance recoverable asset, as of December 31, 2015	$523	$2,313

	GMDB/GMWB [1]	Universal Life Secondary Guarantees
Liability balance as of January 1, 2014	$849	$1,802
Incurred [2]	73	239
Paid	(110)	—
Liability balance as of December 31, 2014	$812	$2,041
Reinsurance recoverable asset, as of January 1, 2014	$533	$1,802
Incurred [2]	32	239
Paid	(85)	—
Reinsurance recoverable asset, as of December 31, 2014	$480	$2,041

[1]
These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the return of the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]	Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

 The following table provides details concerning GMDB/GMWB exposure as of December 31, 2015:

Account Value by GMDB/GMWB Type
Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV only	$14,540	$2,743	$477	70
With 5% rollup [2]	1,257	227	77	71
With Earnings Protection Benefit Rider (“EPB”) [3]	3,697	490	77	69
With 5% rollup & EPB	487	107	23	72
Total MAV	19,981	3,567	654
Asset Protection Benefit ("APB") [4]	11,707	519	346	69
Lifetime Income Benefit ("LIB") – Death Benefit [5]	516	9	9	69
Reset [6] (5-7 years)	2,582	32	32	70
Return of Premium ("ROP") [7] /Other	9,459	71	64	68
Subtotal Variable Annuity with GMDB/GMWB [10]	$44,245	$4,198	$1,105	69
Less: General Account Value with GMDB/GMWB	3,822
Subtotal Separate Account Liabilities with GMDB	40,423
Separate Account Liabilities without GMDB	79,688
Total Separate Account Liabilities	$120,111

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV; net premiums paid; or for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $7.0 billion of total account value and weighted average attained age of 71 years. There is no NAR or retained NAR related to these contracts.

The account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	December 31, 2015	December 31, 2014
Equity securities (including mutual funds)	$36,970	$44,786
Cash and cash equivalents	3,453	4,066
Total	$40,423	$48,852
As of December 31, 2015 and December 31, 2014, approximately 17% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 83% were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
7. Debt
Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $1.2 billion in qualifying assets to secure FHLBB advances for 2016. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2015, the Company had no advances outstanding under the FHLBB facility.
8. Income Taxes
The provision (benefit) for income taxes consists of the following:

	For the years ended December 31,
	2015	2014	2013
Income Tax Expense (Benefit)
Current - U.S. Federal	$36	$(339)	$(208)
Deferred - U.S. Federal	(6)	523	257
Total income tax expense	$30	$184	$49
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	As of December 31,
Deferred Tax Assets	2015	2014
Tax basis deferred policy acquisition costs	$119	$124
Unearned premium reserve and other underwriting related reserves	4	12
Investment-related items	524	1,094
Insurance product derivatives	90	44
Net operating loss carryover	1,166	1,116
Alternative minimum tax credit	232	246
Foreign tax credit carryover	122	58
Other	16	—
Total Deferred Tax Assets	2,273	2,694
Net Deferred Tax Assets	2,273	2,694
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(220)	(585)
Net unrealized gain on investments	(432)	(816)
Employee benefits	(40)	(39)
Depreciable and amortizable assets	—	(1)
Other	—	(16)
Total Deferred Tax Liabilities	(692)	(1,457)
Net Deferred Tax Asset	$1,581	$1,237
The Company has a current income tax receivable of $276 and $231 as of December 31, 2015 and 2014, respectively.
If the Company were to follow a “separate entity” approach, the current tax benefit related to any of the Company’s tax attributes realized by virtue of its inclusion in The Hartford’s consolidated tax return would have been recorded directly to equity rather than income. These benefits were $0, $0 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company believes it is more likely than not the deferred tax assets will be fully realized. Consequently no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.
Net Operating Loss Carryover
As of December 31, 2015 and December 31, 2014, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,333 and $3,189, respectively. If unutilized, $3,331 of the losses expire from 2023-2033. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.
Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future consolidated group earnings which includes earnings from non-life companies in the group, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Alternative Minimum Tax Credit and Foreign Tax Credit Carryover
As of December 31, 2015 and December 31, 2014, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $232 and $246 and foreign tax credit carryover of $122 and $58 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2019 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal consolidated group taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 were concluded in 2015, with no material impact on the consolidated financial condition or results of operations. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2016.
Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company’s effective tax rate for the year ended December 31, 2015 reflects a $36 net reduction in the provision for income taxes from intercompany tax settlements.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	For the years ended December 31,
	2015	2014	2013
Tax provision at the U.S. federal statutory rate	$186	$301	$196
Dividends received deduction ("DRD")	(152)	(109)	(135)
Foreign related investments	(3)	(8)	(7)
Other	(1)	—	(5)
Provision for income taxes	$30	$184	$49
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD.
9. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits and unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $9, $7 and $2 for the years ended December 31, 2015, 2014 and 2013, respectively. Future minimum lease commitments as of December 31, 2015 are immaterial.
Unfunded Commitments
As of December 31, 2015, the Company has outstanding commitments totaling $378, of which $299 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $76 of the outstanding commitments are related to various funding obligations associated with private placement securities. The remaining outstanding commitments of $3 relate to mortgage loans the Company is expecting to fund in the first half of 2016.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2015 and 2014, the liability balance was $15. As of December 31, 2015 and 2014, $27 related to premium tax offsets was included in other assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Commitments and Contingencies (continued)

Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2015, was $870. Of this $870 the legal entities have posted collateral of $998 in the normal course of business. In addition, the Company has posted collateral of $34 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2015, a downgrade of one or two levels below the current financial strength ratings by either Moody’s or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.
10. Transactions with Affiliates
Parent Company Transactions
Transactions of the Company with Hartford Fire, Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased annuity contracts from the Company to fund structured settlement periodic payment obligations as part of claims settlements with The Hartford's property and casualty subsidiaries and self-insured entities. As of December 31, 2015 and 2014, the Company had $53 and $54, respectively, of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2015, 2014 and 2013, the Company recorded earned premiums of $3, $3, and $8 for these intercompany claim annuities. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $746 and $776 as of December 31, 2015 and 2014, respectively.
Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods that would include a blend of revenue, expense and capital.
The Company has issued a guarantee to retirees and vested terminated employees (“Retirees”) of The Hartford Retirement Plan for Employees (“the Plan”) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.
In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2015 and 2014, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.
Reinsurance Assumed from Affiliates
The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation. As of December 31, 2013, $2.6 billion of fixed annuity account value had been assumed by the Company and HLAI.
Concurrent with the sale of HLIKK in 2014, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. This recapture resulted in the Company and HLAI transferring approximately $1.6 billion of assets supporting the recaptured reserves. The Company recognized a loss on this recapture of $213. Upon closing, HLIKK is responsible for all liabilities of the recaptured business.
HLAI continues to provide reinsurance for yen denominated fixed payout annuities approximating $619 and $763 as of December 31, 2015 and 2014, respectively.
Reinsurance Ceded to Affiliates
The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $64, $85, and $71 for the years ended December 31, 2015, 2014, and 2013, respectively. The Company ceded accident and health premiums to HLA of $129, 365, and $152 for the years ended December 31, 2015, 2014, and 2013, respectively.
Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction. On April 30, 2014, The Hartford dissolved WRR which resulted in WRR paying off a $655 surplus note and returning $367 in capital to The Hartford, all of which was contributed as capital to HLAI to support the recaptured risks.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company’s Consolidated Statements of Operations prior to termination in 2014 was as follows:

	For the years ended December 31,
	2014	2013
Earned premiums	$(5)	$(31)
Net realized losses [1]	(103)	(1,665)
Total revenues	(108)	(1,696)
Benefits, losses and loss adjustment expenses	(1)	(8)
Insurance operating costs and other expenses	(4)	(1,158)
Total expenses	(5)	(1,166)
Loss before income taxes	(103)	(530)
Income tax benefit	(36)	(185)
Net loss	$(67)	$(345)

[1]	Amounts represent the change in valuation of the derivative associated with this transaction.
Champlain Life Reinsurance Company
Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.
11. Statutory Results
The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".
Statutory net income and statutory capital are as follows:

	For the years ended December 31,
	2015	2014	2013
Combined statutory net income	$371	$132	$1,290
Statutory capital	$4,939	$5,564	$5,005
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 400% of their Company Action Levels as of December 31, 2015 and 2014. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.
Dividends and Capital Contributions
Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.
The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer’s earned surplus, it requires the prior approval of the CTDOI. The insurance holding company laws of the other jurisdictions in which the Company’s insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.
In 2015 the Company paid dividends of approximately $1.0 billion to its parent, based on the approval of the CTDOI.
The Company’s subsidiaries are permitted to pay up to a maximum of approximately $415 in dividends without prior approval from the applicable insurance commissioner. On January 29, 2016, Hartford Life and Annuity paid an extraordinary dividend of $500 to the Company which was subsequently paid as an extraordinary dividend to HLI. As a result of this dividend, the Company has no ordinary dividend capacity remaining for the year.
The Company anticipates paying an additional $250 of extraordinary dividends to its parent during 2016, subject to regulatory approval.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Year Ended December 31, 2014
On January 30, 2014, The Company received approval from the CTDOI for HLAI and HLIC to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014.   All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc ("HLI"). On April 30, 2014, The Hartford contributed capital of approximately $1.0 billion to HLAI in connection with the dissolution of WRR. For further discussion of transactions with WRR, see Note 10 - Transactions with Affiliates. On July 8, 2014, The Hartford received approval from the CTDOI for HLAI to dividend approximately $500 to HLIC. This dividend was paid on July 15, 2014 and then distributed to HLI.
12. Discontinued Operations and Business Dispositions
Discontinued Operations
Sale of Hartford Life International Limited ("HLIL")
On December 12, 2013, the Company completed the sale of all of the issued and outstanding equity of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL’s sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations.
The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL, is as follows:

For the year ended December 31,
2013
Revenues
Earned Premiums	$(23)
Fee income and other	14
Net investment income
Securities available-for-sale and other	(3)
Equity securities, trading	139
Total net investment income	136
Net realized capital gains (losses)	(14)
Total revenues	113
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	2
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	139
Amortization of DAC	—
Insurance operating costs and other expenses	(33)
Total benefits, losses and expenses	108
Income before income taxes	5
Income tax benefit	(5)
Income from operations of discontinued operations, net of tax	10
Net realized capital losses on disposal, net of tax	(51)
Income (loss) from discontinued operations, net of tax	$(41)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Discontinued Operations and Business Dispositions (continued)
Business Dispositions
Sale of Retirement Plans
On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 for the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.
Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company continued to sell retirement plans during the transition period which ended on June 30, 2014. MassMutual has assumed all expenses and risks for these sales through the reinsurance agreement.
Sale of Individual Life
On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition in 2013 consisting of a reinsurance loss partially offset by realized capital gains and a goodwill impairment loss of $61, pre-tax, in 2012.
Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax. In addition, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion relating to deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company continued to sell life insurance products and riders during the transition period which ended on June 30, 2014. Prudential has assumed all expenses and risk for these sales through the reinsurance agreement.
Composition of Invested Assets Transferred
The following table summarizes invested assets transferred by the Company in 2013 in connection with the sale of the Retirement Plans and Individual Life businesses.

Carrying Value
As of December 31, 2012
Fixed maturities, at fair value (amortized cost of $13,596) [1]	$15,015
Equity securities, AFS, at fair value (cost of $27) [2]	28
Fixed maturities, at fair value using the FVO [3]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889

[1]	Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

[2]	All equity securities transferred are included in level 2 of the fair value hierarchy.

[3]	All FVO securities transferred are included in level 3 of the fair value hierarchy.

13. Restructuring and Other Costs
The Company has completed the restructuring activities initiated in 2011 and 2012. Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2015. For related discussion of the Company's business disposition transactions, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.
The Company has completed substantially all of its restructuring activities related to consolidation of its real estate operations initiated in 2013 consistent with the Company's strategic business realignment.
Restructuring and other costs, pre-tax incurred by the Company in connection with these activities were as follows:

	For the years ended December 31,
	2015	2014	2013
Severance benefits and related costs	$1	$8	$7
Professional fees	—	—	15
Asset impairment charges	—	9	5
Total restructuring and other costs	$1	$17	$27
The tables below provide roll-forwards for accrued restructuring and other costs included in other liabilities in the Consolidated Balance Sheets.

	For the year ended December 31, 2015
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$4	$—	$—	$4
Accruals/provisions	1	—	—	1
Payments/write-offs	(5)	—	—	(5)
Balance, end of period	$—	$—	$—	$—

	For the year ended December 31, 2014
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$1	$—	$—	$1
Accruals/provisions	8	—	9	17
Payments/write-offs	(5)	—	(9)	(14)
Balance, end of period	$4	$—	$—	$4
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Changes in AOCI, net of tax, by component consist of the following:
For the year ended December 31, 2015

	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,154	$70	$(3)	$1,221
OCI before reclassifications	(633)	2	—	(631)
Amounts reclassified from AOCI	18	(15)	—	3
OCI, net of tax	(615)	(13)	—	(628)
Ending balance	$539	$57	$(3)	$593
For the year ended December 31, 2014

	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$495	$79	$—	$574
OCI before reclassifications	660	14	(3)	671
Amounts reclassified from AOCI	(1)	(23)	—	(24)
OCI, net of tax	659	(9)	(3)	647
Ending balance	$1,154	$70	$(3)	$1,221
For the year ended December 31, 2013

	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,752	$258	$(23)	$1,987
OCI before reclassifications	(352)	(94)	23	(423)
Amounts reclassified from AOCI	(905)	(85)	—	(990)
OCI, net of tax	(1,257)	(179)	23	(1,413)
Ending balance	$495	$79	$—	$574

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassifications from AOCI consist of the following:

	Amount Reclassified from AOCI
AOCI	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities [1]	$(27)	$1	$1,392	Net realized capital gains (losses)
	(27)	1	1,392	Total before tax
	(9)	—	487	Income tax expense
	$(18)	$1	$905	Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps [2]	$(1)	$(1)	$70	Net realized capital gains (losses)
Interest rate swaps	33	50	57	Net investment income
Foreign currency swaps	(9)	(13)	4	Net realized capital gains (losses)
	23	36	131	Total before tax
	8	13	46	Income tax expense
	$15	$23	$85	Net income
Total amounts reclassified from AOCI	$(3)	$24	$990	Net income

[1]	The December 31, 2013 amounts includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

[2]	The December 31, 2013 amounts includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.
15. Quarterly Results (Unaudited)

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Total revenues	$668	$495	$702	$1,396	$630	$789	$499	$682
Total benefits, losses and expenses	483	451	461	826	500	699	525	525
Net income	145	57	230	399	118	91	7	130
Less: Net income (loss) attributable to the noncontrolling interest	—	1	—	(1)	1	3	(1)	(2)
Net income attributable to Hartford Life Insurance Company	$145	$56	$230	$400	$117	$88	$8	$132

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(2)
	(3)	(b) Form of Dealer Agreement.(1)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract. (4)
	(4)	(b) Principal First (7)
	(4)	(c) Optional Death Benefit Enhancement Rider (7)
	(4)	(d) Amendatory Rider (Annuity Commencement Date Deferral Option)
	(5)	Form of Application. (4)
	(6)	(a) Certificates of Incorporation of Hartford. (2)
	(6)	(b) Amended and Restated Bylaws of Hartford. (7)
	(7)	Reinsurance Agreements and Amendments
(a) AXA Corporate Solutions Life Reinsurance Company (HLA -- April 1, 1999) (5)
(b) AXA Corporate Solutions Life Reinsurance Company (HLA -- May 8, 2000) (5)
(c) Transamerica Financial Life Insurance Company (5)
(d) ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (5)
(e) PaineWebber Life Insurance Company (HLA) (5)
(e.1) Addendum
(f) PaineWebber Life Insurance Company (HL) (5)
(f.1) Addendum
(g) Swiss Re Life & Health America, Inc. (HL) (5)
(h) Swiss Re Life & Health America, Inc. (HLA) (5)
(i) Munich American Reassurance Company (HLA -- April 1, 1999) (5)
	(8)	Fund Participation Agreements and Amendments
(a) AIM Variable Insurance Funds (5)
(b) American Funds Insurance Series (5)
(c) Franklin Templeton Variable Insurance Products Trust (5)
(d) Hartford Series Fund, Inc. (5)
(e) MFS Variable Insurance Trust (5)
(g) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
(h) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
(i) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
(j) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
	(10)	Consent of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)    Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-70153, filed on April 13, 1999.
(2)    Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564, filed February 9, 2009.
(3)     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 33-73568, dated May 1, 1996.
(4)     Incorporated by reference to the Initial filing to the Registration Statement File No. 333-69485, filed December 22, 1998.
(5)    Incorporated by reference to Post-Effective Amendment No. 35, to the Registration Statement File No. 333-69475, filed on April 23, 2012.
(6)    Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.
(7)    Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage	Senior Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Aidan Kidney	Senior Vice President
Diane Krajewski	Vice President
David R. Kryzanski	Vice President
Lisa S. Levin	Corporate Secretary
Vernon Meyer (1)	Senior Vice President
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President, Assistant General Counsel
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

* Denotes Board of Directors.

(1) Address: 100 Mastonford Road, Radnor, PA 19087

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-176150, filed on April 21, 2016.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2016, there were 46,161 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)	President, Chief Executive Officer, Director
Aidan Kidney	Chairman of the Board, Director
Kathleen E. Jorens	Vice President, Assistant Treasurer
Robert W. Paiano	Senior Vice President, Treasurer
Michael Chesman	Senior Vice President, Director of Taxes
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Mark M. Sosha	Vice President
Diane Krajewski	Director

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Hartford, and State of Connecticut on April 21, 2016.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	April 21, 2016

EXHIBIT INDEX
(4)(d)	Amendatory Rider (Annuity Commencement Date Deferral Option)
(7)(e.1)	Addendum
(7)(f.1)	Addendum
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consent of Deloitte & Touche LLP
(99)	Power of Attorney